    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2017

                                                             FILE NO. 333-209070

                                                              FILE NO. 811-22726

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                 / /
POST-EFFECTIVE AMENDMENT NO. 2                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 78

                       FORETHOUGHT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A

                           (Exact Name of Registrant)

                       FORETHOUGHT LIFE INSURANCE COMPANY

                              (Name of Depositor)

          10 WEST MARKET STREET, SUITE 2300 INDIANAPOLIS, IN 46204

                   (Address of Depositor's Principal Offices)

                                  860-325-1538

              (Depositor's Telephone Number, Including Area Code)

                               SARAH M. PATTERSON
                       FORETHOUGHT LIFE INSURANCE COMPANY
               82 HOPMEADOW STREET, SUITE 200, SIMSBURY, CT 06089

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2017, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on      ,     , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

FORERETIREMENT IV VARIABLE ANNUITY

FORETHOUGHT LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A (EST. 06/05/12)

10 WEST MARKET STREET


SUITE 2300

INDIANAPOLIS, IN 46204
1-866-645-2449

WWW.GLOBALATLANTIC.COM



==========================================================================
This prospectus describes information you should know before you purchase ForeRetirement IV Variable Annuity. The prospectus describes a contract between each Owner and joint Owner ("you") and Forethought Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. You may own this annuity on a single or joint basis. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:



-     AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

-     American Century Variable Portfolios, Inc.

-     American Funds Insurance Series(R)

-     BlackRock Variable Series Funds, Inc.

-     Forethought Variable Insurance Trust

-     Franklin Templeton Variable Insurance Products Trust

-     Goldman Sachs Variable Insurance Trust

-     Lord Abbett Series Fund, Inc.

-     MFS(R) Variable Insurance Trust

-     MFS(R) Variable Insurance Trust II

-     PIMCO Equity Series VIT

-     PIMCO Variable Insurance Trust

-     Putnam Variable Trust



Please refer to page 2 for a list of available Sub-Accounts.

You may also allocate all or any portion of your Premium Payment(s) to the Fixed Account. The Fixed Account is not available for every Contract share class.

This prospectus refers to the following Contract share classes:



-   B Share

-   C Share



The Contract share class will be selected on your application and identified in your Contract. Not every Contract share class or optional rider may be available from your broker-dealer or in your state. All material Contract variations are noted in applicable sections of this prospectus. State variations can be found in section 7.b. State Variations. Other available Contract share classes offered through select broker-dealers are not described in this Prospectus and may be subject to different charges.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus. Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.





  NOT INSURED BY FDIC OR
           ANY
FEDERAL GOVERNMENT AGENCY
  MAY
 LOSE
VALUE
 NOT A DEPOSIT OF OR GUARANTEED
              BY
ANY BANK OR ANY BANK AFFILIATE
[NOT_FDIC_BANK_ICON]

--------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2017


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2017

2


--------------------------------------------------------------------------
If you elect an Optional Death Benefit or an Optional Withdrawal Benefit, certain Investment Restrictions will apply. Please see Appendix D for detailed information.


AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

-     Invesco V.I. Global Real Estate Fund


-     Invesco V.I. Government Money Market Fund



American Century Variable Portfolios, Inc.

-     American Century VP Capital Appreciation Fund

-     American Century VP Value Fund


American Funds Insurance Series(R)

-     American Funds Asset Allocation Fund

-     American Funds Global Growth Fund

-     American Funds Growth Fund

-     American Funds Managed Risk Asset Allocation Fund

-     American Funds New World Fund


BlackRock Variable Series Fund, Inc.

-     BlackRock Global Allocation V.I. Fund

-     BlackRock S&P 500 Index V.I. Fund

-     BlackRock Total Return V.I. Fund


Calvert Variable Products, Inc.

-     Calvert VP EAFE International Index Portfolio

-     Calvert VP Investment Grade Bond Index Portfolio

-     Calvert VP Russell 2000 Small Cap Index Portfolio

-     Calvert VP S&P MidCap 400 Index Portfolio


Franklin Templeton Variable Insurance Products Trust

-     Franklin Income VIP Fund

-     Franklin Rising Dividends VIP Fund

-     Templeton Global Bond VIP Fund


Forethought Variable Insurance Trust


-     Global Atlantic American Funds(R) Managed Risk Portfolio



-     Global Atlantic Balanced Managed Risk Portfolio



-     Global Atlantic BlackRock Global Allocation Managed Risk Portfolio



-     Global Atlantic Franklin Dividend and Income Managed Risk Portfolio



-     Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio



-     Global Atlantic Growth Managed Risk Portfolio



-     Global Atlantic Moderate Growth Managed Risk Portfolio



-     Global Atlantic PIMCO Tactical Allocation Portfolio



-     Global Atlantic Select Advisor Managed Risk Portfolio



-     Global Atlantic Wellington Research Managed Risk Portfolio


-     Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio

-     Global Atlantic Wilshire Dynamic Global Allocation Portfolio

-     Global Atlantic Wilshire Dynamic Growth Allocation Portfolio


-     Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio



Goldman Sachs Variable Insurance Trust

-     Goldman Sachs High Quality Floating Rate Fund

-     Goldman Sachs Strategic Income Fund

-     Goldman Sachs Strategic International Equity Fund


Lord Abbett Series Fund, Inc.

-     Lord Abbett Bond Debenture Portfolio

-     Lord Abbett Short Duration Income Portfolio


MFS(R) Variable Insurance Trust

-     MFS(R) Growth Series

-     MFS(R) Mid Cap Growth Series


MFS(R) Variable Insurance Trust III

-     MFS(R) Blended Research Small Cap Equity Portfolio

-     MFS(R) Mid Cap Value Portfolio


Oppenheimer Variable Account Funds

-     Oppenheimer Discovery Mid Cap Growth Fund/VA

-     Oppenheimer Main Street Small Cap Fund(R) /VA


PIMCO Variable Insurance Trust

-     PIMCO CommodityRealReturn(R) Strategy Portfolio

-     PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

-     PIMCO Real Return Portfolio

-     PIMCO Total Return Portfolio


Putnam Variable Trust

-     Putnam VT Equity Income Fund

-     Putnam VT Small Cap Value Fund

3


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CONTENTS


                                                                                                                                PAGE
------------------------------------------------------------------------------------------------------------------------------------

1.   INTRODUCTION                                                                                                                  4
------------------------------------------------------------------------------------------------------------------------------------

2.   FEE SUMMARY                                                                                                                   5
------------------------------------------------------------------------------------------------------------------------------------

3.   MANAGEMENT OF THE CONTRACT                                                                                                    9
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     The Company                                                                                                                   9
------------------------------------------------------------------------------------------------------------------------------------
     The General Account                                                                                                           9
------------------------------------------------------------------------------------------------------------------------------------
     The Separate Account                                                                                                          9
------------------------------------------------------------------------------------------------------------------------------------
     The Funds                                                                                                                     9
------------------------------------------------------------------------------------------------------------------------------------
     Fixed Account                                                                                                                11
------------------------------------------------------------------------------------------------------------------------------------

4.   INFORMATION ON YOUR ACCOUNT                                                                                                  12
------------------------------------------------------------------------------------------------------------------------------------
     a.   Purchasing a Contract                                                                                                   12
------------------------------------------------------------------------------------------------------------------------------------
     b.   Charges and Fees                                                                                                        20
------------------------------------------------------------------------------------------------------------------------------------
     c.   Surrenders and Partial Withdrawals                                                                                      23
------------------------------------------------------------------------------------------------------------------------------------
     d.   Annuity Payouts                                                                                                         25
------------------------------------------------------------------------------------------------------------------------------------

5.   DEATH BENEFITS                                                                                                               27
------------------------------------------------------------------------------------------------------------------------------------
     a.   Standard Death Benefit                                                                                                  27
------------------------------------------------------------------------------------------------------------------------------------
     b.   Return of Premium III                                                                                                   27
------------------------------------------------------------------------------------------------------------------------------------
     c.   Legacy Lock IV                                                                                                          30
------------------------------------------------------------------------------------------------------------------------------------
     d.   Maximum Daily Value III                                                                                                 34
------------------------------------------------------------------------------------------------------------------------------------
     e.   How is the Death Benefit paid?                                                                                          37
------------------------------------------------------------------------------------------------------------------------------------
     f.   Who will receive the Death Benefit?                                                                                     38
------------------------------------------------------------------------------------------------------------------------------------

6.   OPTIONAL WITHDRAWAL BENEFITS                                                                                                 38
------------------------------------------------------------------------------------------------------------------------------------
     a.   Daily +5 -- Daily Step Up Withdrawal Benefit                                                                            40
------------------------------------------------------------------------------------------------------------------------------------
     b.   Daily 7 -- Daily Step Up Withdrawal Benefit                                                                             47
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7.   ADDITIONAL INFORMATION                                                                                                       54
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     a.   Glossary                                                                                                                54
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     b.   State Variations                                                                                                        57
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     c.   Legal Proceedings                                                                                                       58
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     d.   How Contracts Are Sold                                                                                                  58
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     e.   Delay of Payment and Transfers                                                                                          60
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8.   FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING IRAS                                                                        60
------------------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                                                                          70
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APPENDIX A -- EXAMPLES                                                                                                       APP A-1
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APPENDIX B -- ACCUMULATION UNIT VALUES                                                                                       APP B-1
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C -- FUND DATA                                                                                                      APP C-1
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX D -- OPTIONAL BENEFIT INVESTMENT RESTRICTIONS                                                                       APP D-1
------------------------------------------------------------------------------------------------------------------------------------

4


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1. INTRODUCTION

HOW TO BUY THIS VARIABLE ANNUITY


-     CHOOSE A CONTRACT CLASS


              MINIMUM INITIAL                                                                                       MORTALITY &
              PREMIUM PAYMENT                                                                                      EXPENSE RISK
         -----------------------
                         NON-                                                                                           AND
          QUALIFIED    QUALIFIED                                                                                  ADMINISTRATIVE
          CONTRACT     CONTRACT   SALES RELATED CHARGES                                                               CHARGES
--------------------------------------------------------------------------------------------------------------------------------
B SHARE     $5,000       $10,000  7 year Contingent Deferred Sales Charge (1); Premium Based Charge                    0.65%
--------------------------------------------------------------------------------------------------------------------------------
C SHARE     $5,000       $10,000  None                                                                                 1.65%
--------------------------------------------------------------------------------------------------------------------------------

(1) A reduced Contingent Deferred Sales Charge Schedule is available under the B share Contract if you purchase the liquidity feature, which has a current additional charge of 0.40%. The additional charge is deducted daily from the value of the Sub-Accounts in Contract Years 1-4. If you elect the liquidity feature, additional Premium Payments will only be accepted during Contract Year 1. Please see section 4.b. Charges and Fees, for more information.


This table does not show Fund expenses, Premium taxes, Annual Maintenance Fee, Fund Facilitation Fee, Premium Based Charge, Contingent Deferred Sales Charges and Optional Benefit fees. Each Contract share class has its own Minimum Contract Value requirements.

This Contract is available in multiple share classes which each have different fees and charges as described in this prospectus. Your Financial Intermediary's commission may also differ depending upon the share class selected. You should discuss with your Financial Intermediary which share class is right for you.


-     CHOOSE INVESTMENT OPTIONS


- Sub-Accounts -- Funds representing a range of investment strategies, objectives and asset classes.

-     Fixed Account (2) -- A fixed interest account.

(2) The Fixed Account is available for B share contracts. If you elect a C share contract, the Fixed Account is only available to you if you elect the Daily +5 Withdrawal Benefit, the Daily 7 Withdrawal Benefit, or Legacy Lock IV.

Subject to limitations, you may move your investment among each of these options.


-     CHOOSE AN OPTIONAL FEATURE

------------------------------------------------------------------------------------------------------------------

                       Guaranteed Lifetime                                         Daily +5 Withdrawal Benefit (3)
                       Withdrawal Benefits                                         Daily 7 Withdrawal Benefit (3)
------------------------------------------------------------------------------------------------------------------
                       Guaranteed Minimum                                             Return of Premium III (3)
                         Death Benefits                                              Maximum Daily Value III (3)
                                                                                         Legacy Lock IV (4)
------------------------------------------------------------------------------------------------------------------
        Reduced Contingent Deferred Sales Charge Schedule                               Liquidity Feature (5)
------------------------------------------------------------------------------------------------------------------

(3)  Investment Restrictions apply.

(4) May only be elected if Daily +5 -- Daily Step Up Withdrawal Benefit or Daily 7 -- Daily Step Up Withdrawal Benefit is also elected. Investment Restrictions apply.

(5)  Only available for B Share contracts.

Optional features may not be available through your broker-dealer or in all states.


- COMPLETE OUR APPLICATION OR ORDER REQUEST AND SUBMIT IT TO YOUR FINANCIAL INTERMEDIARY FOR APPROVAL.


-     PAY THE APPLICABLE MINIMUM INITIAL PREMIUM PAYMENT.

5


--------------------------------------------------------------------------

2. FEE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

OWNER TRANSACTION EXPENSES

                                                                                                                   SURRENDER CHARGE
                                                                                                                   -----------------
                                                                                                                   B SHARE   C SHARE
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (CDSC) (1)                                                                                   None
   Year 1                                                                                                           8.5%
------------------------------------------------------------------------------------------------------------------------------------
        2                                                                                                           7.5%
------------------------------------------------------------------------------------------------------------------------------------
        3                                                                                                           6.5%
------------------------------------------------------------------------------------------------------------------------------------
        4                                                                                                           5.5%
------------------------------------------------------------------------------------------------------------------------------------
        5 (2)                                                                                                       4.5%
------------------------------------------------------------------------------------------------------------------------------------
        6                                                                                                           3.5%
------------------------------------------------------------------------------------------------------------------------------------
        7                                                                                                           2.5%
------------------------------------------------------------------------------------------------------------------------------------
        8+                                                                                                           0%
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Premium Payment has its own CDSC schedule. The CDSC is a percentage of Remaining Gross Premiums. Please see Section 4.b and Examples 1-5 in Appendix A for more information on how CDSC is calculated.

(2) If you purchase the liquidity feature, your CDSC schedule will be shortened to a 4 year schedule and will be 0% beginning in Contract Year
     5. Please see section 4.b. Charges and Fees, for more information.

OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                                                                                                  B SHARE    C SHARE
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                                                                         $50        $50
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM BASED CHARGE (4)                                                                                          0.50%      None
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
   Contract Value excluding Fixed Account investments) (5)
------------------------------------------------------------------------------------------------------------------------------------
   Mortality and Expense Risk Charge                                                                              0.45%      1.45%
------------------------------------------------------------------------------------------------------------------------------------
   Administrative Charge                                                                                          0.20%      0.20%
------------------------------------------------------------------------------------------------------------------------------------
Maximum Fund Facilitation Fee (6)                                                                                 0.50%      0.50%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                                                    1.15%      2.15%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM OPTIONAL CHARGES (7)
------------------------------------------------------------------------------------------------------------------------------------
   Liquidity Feature (8)                                                                                          0.75%        NA
------------------------------------------------------------------------------------------------------------------------------------
   Legacy Lock IV (9)                                                                                             1.50%      1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Return of Premium III (10)                                                                                     0.75%      0.75%
------------------------------------------------------------------------------------------------------------------------------------
   Maximum Daily Value III (11)                                                                                   1.50%      1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Daily +5 Withdrawal Benefit (12)                                                                               2.50%      2.50%
------------------------------------------------------------------------------------------------------------------------------------
   Daily 7 Withdrawal Benefit (12)                                                                                2.50%      2.50%
------------------------------------------------------------------------------------------------------------------------------------

(3)  Fee waived if Contract Value is $50,000 or more on your Contract
     Anniversary.

(4) For B share Contracts, an annual Premium Based Charge is assessed against each Premium Payment. The Premium Based Charge is a percentage of Remaining Gross Premium. Remaining Gross Premium is equal to Premium Payments adjusted by Partial Withdrawals. The Premium Based Charge is assessed on each Quarterly Contract Anniversary. We calculate your Premium Based Charge based on Remaining Gross Premiums on each Quarterly Contract Anniversary as adjusted since the last Premium Based Charge was taken, however, the charge presented above is the annualized charge. Please see
     Section 4.b. Premium Based Charge for more information. The Premium Based Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Account. Please see Section 4.b. Charges and Fees and Premium Based Charge Examples 1-2 in Appendix
     A.

(5)  Charges are expressed as annual fees but are assessed on a daily basis.

6


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(6)  Fee is applied daily to amounts invested in the following Sub-Accounts:
     American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund, BlackRock High Yield V.I. Fund, BlackRock U.S. Government Bond V.I. Fund, Invesco V.I. Government Money Market Fund, PIMCO Total Return Portfolio, Global Atlantic Variable Insurance Trust Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Variable Insurance Trust Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Variable Insurance Trust Growth Managed Risk Portfolio, Global Atlantic Variable Insurance Trust PIMCO Tactical Allocation Portfolio, Global Atlantic Variable Insurance Trust Select Advisor Managed Risk Portfolio. Current fees range from 0.05% to 0.15% and can be found in Section 4.b Charges and Fees.

(7) You may only elect one of the following optional Death Benefits: Legacy Lock IV, Maximum Daily Value III, or Return of Premium III. You may only elect one of the following Optional Withdrawal Benefits: Daily +5 or Daily
     7. All optional charges presented are the annualized charges, however, they will be deducted on each Quarterly Contract Anniversary.

(8) Additional asset-based fee that is factored into the unit price and applied daily. The fee is deducted from the Sub-Accounts in Contract Years 1-4. Additional Premium Payments will only be accepted during Contract Year 1. The current rider charge is 0.40%. The asset-based fee will not be charged starting in Contract Year 5, and will not change once issued.

(9)  Rider charge is based on the greater of (a) Enhanced Return of Premium or
     (b) Base Return of Premium and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.95%.

(10) Rider charge is based on Premium Payments adjusted for Partial Withdrawals and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.15%.

(11) Rider charge is based on the Maximum Daily Value and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.45%.

(12) Rider charge is based on Withdrawal Base and is assessed on each Quarterly Contract Anniversary. The Withdrawal Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Step Ups, Deferral Bonuses or Partial Withdrawals. The current rider charge is 1.10%.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                                   MINIMUM                     MAXIMUM
----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, distribution charges
and/or service fees (12b-1) fees, and other expenses.)                              0.31%                       3.08%
----------------------------------------------------------------------------------------------------------------------

7


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EXAMPLE
-------------

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., MAXIMUM DAILY VALUE III, DAILY 7 WITHDRAWAL BENEFIT, THE LIQUIDITY FEATURE, AND INVESTMENT IN SUB-ACCOUNTS THAT CHARGE THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES PLUS THE MAXIMUM FUND FACILITATION FEE). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING AMOUNTS ALLOCATED TO THE FIXED ACCOUNT, IF APPLICABLE), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS
POSED:



B-SHARE




(1)  If you Surrender your Contract at the end of the applicable time period:



                   1 year                                                                           $1,820
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $3,555
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,781
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $9,271
                   ---------------------------------------------------------------------------------------




(2)  If you annuitize at the end of the applicable time period:



                   1 year                                                                           $  925
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $2,858
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,731
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $9,221
                   ---------------------------------------------------------------------------------------




(3)  If you do not Surrender your Contract:



                   1 year                                                                           $  975
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $2,908
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,781
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $9,271
                   ---------------------------------------------------------------------------------------

8


--------------------------------------------------------------------------
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., MAXIMUM DAILY VALUE III, DAILY 7 WITHDRAWAL BENEFIT, AND INVESTMENT IN SUB-ACCOUNTS THAT CHARGE THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES PLUS THE MAXIMUM FUND FACILITATION FEE). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS
POSED:



C-SHARE




(1)  If you Surrender your Contract at the end of the applicable time period:



                   1 year                                                                           $  986
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $2,932
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,836
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $9,375
                   ---------------------------------------------------------------------------------------




(2)  If you annuitize at the end of the applicable time period:



                   1 year                                                                           $  936
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $2,882
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,786
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $9,325
                   ---------------------------------------------------------------------------------------




(3)  If you do not Surrender your Contract:



                   1 year                                                                           $  986
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $2,932
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,836
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $9,375
                   ---------------------------------------------------------------------------------------



CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments minus any Premium taxes (if applicable), by the Accumulation Unit Value for that Valuation Day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B -- Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information.

9


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3. MANAGEMENT OF THE CONTRACT

THE COMPANY

We are a life insurance company engaged in the business of writing life insurance and individual variable, fixed and fixed indexed annuities. Forethought Life Insurance Company is authorized to do business in 49 states of the United States, the District of Columbia and Puerto Rico. Forethought Life Insurance Company was incorporated under the laws of Indiana on July 10, 1986. We have offices located in Indianapolis and Batesville, Indiana, Houston, Texas, Simsbury, Connecticut and Berwyn, Pennsylvania. Forethought Life Insurance Company is ultimately controlled by Global Atlantic Financial Group Limited.

THE GENERAL ACCOUNT

The Fixed Account and the DCA Plus Fixed Account are part of our General Account. Please see Section 4.a for a description of the DCA Plus Fixed Account. Any amounts that we are obligated to pay under the Fixed Account and any other payment obligation we undertake under the Contract, including Death Benefits and Optional Withdrawal Benefits, are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

At the direction of our Contract Owners, we set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. The Separate Account is registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. The Separate Account meets the definition of "Separate Account" under federal securities law. The Separate Account referenced in this prospectus holds only assets for variable annuity contracts. The Separate Account:

- hold assets for your benefit and the benefit of other Owners, and the persons entitled to the payouts described in the Contract;

- is not subject to the liabilities arising out of any other business we may conduct;

-  is not affected by the rate of return of our General Account;

- may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

- is credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of the Separate Account.


THE FUNDS

At the time you purchase your Contract, you may allocate your Premium Payment to Sub-Accounts. These are subdivisions of our Separate Account, described above. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your Financial Intermediary even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses.

"Master-feeder" and "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Election of any Optional Benefits will limit your investment options. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. There is no assurance that a Fund will achieve its stated objective. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.

As a Contract Owner, you bear the costs of the Fund's fees and expenses through your indirect investment in the Funds. A Fund's fees and expenses will reduce the Fund's investment return.

Funds that are part of the Forethought Variable Insurance Trust ("FVIT") are managed by our affiliate, Global Atlantic Investment Advisors, LLC ("GAIA"). For Funds in the FVIT, GAIA has entered into sub-advisory agreements with one or more investment advisers ("sub-advisers") to carry out some or all of the day-to-day investment decisions for the Fund. In such cases, among its other responsibilities, GAIA oversees the activities of the sub-advisers with respect to the FVIT and is responsible for retaining or discontinuing the services of these sub-advisers.

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As described in more detail in the Fund prospectuses, certain Funds, including the Funds advised by our affiliate, GAIA, employ a managed volatility strategy that is intended to reduce the Fund's overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. USE OF THE MANAGED VOLATILITY STRATEGY MAY IMPACT THE VALUE OF CERTAIN GUARANTEED RIDER BENEFITS. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. The managed volatility strategy may also suppress the value of the guaranteed rider benefits that are eligible for periodic benefit resets because your benefit base is available for resets only when your Contract Value is higher than your benefit base. On the other hand, investing in Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in Funds with the managed volatility strategy. Funds that employ a managed volatility strategy are identified in Appendix C.

In making your investment decisions, we encourage you to thoroughly investigate all the information regarding the Funds that are available to you, including the Fund's investment objectives, risks and expenses. The prospectus for each Fund contains this and other important information about each Fund and should be read carefully before investing. To obtain a copy of the Fund prospectuses, you may call us at 1-866-645-2449. After selecting Funds for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

YOU BEAR THE RISK OF ANY DECLINE IN THE CASH VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

MIXED AND SHARED FUNDING -- Fund shares may be sold to our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Owner's investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted;

- send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

-  arrange for the handling and tallying of proxies received from Owners;

- vote all Fund shares attributable to your Contract according to instructions received from you;

- vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received; which could result in the vote of a small number of Owners determining the outcome of a matter subject to a shareholder vote; and

-  proportionately vote any shares held by the Company and its affiliates.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

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FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We and/or our affiliates may receive substantial fees and payments directly or indirectly from the Funds, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we and/or our affiliates provide and expenses we incur in offering and selling our variable annuity contracts. There arrangements are sometimes referred to as "revenue sharing." We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to us or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.50% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation from the investment advisers, sub-advisers, administrator and/or distributions (or affiliates thereof) of the Funds. Such payments are derived, in whole or in part, from the profits that the investment adviser or sub-adviser realized on the advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the prospectuses for the Funds for more information). The amount of the payments we and our affiliates receive is generally based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance products that we and our affiliates issue. We expect to make a profit on the amount of the fees and payments that exceed our own expenses, including our expenses of payment of compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2016, we have entered into arrangements to receive Administrative Service and/or 12b-1 fees from each of the following Fund complexes (or their distributor or affiliated entities):
American Century Investment Services, Inc.; American Funds Distributors, Inc.; BlackRock Advisors, LLC; Calvert Investments, Inc.; Franklin Templeton Services, LLC; Global Atlantic Investment Advisors, LLC; Goldman Sachs & Co.; Hartford Funds Management Company, LLC; Hartford Investment Management Company; Huntington Asset Advisors; Invesco Advisers Inc.; Ivy Funds Distributor, Inc.; Lord Abbett Series Fund, Inc.; MFS Fund Distributors, Inc.; Pacific Investment Management Company, LLC; Putnam Retail Management Limited Partnership; Rational Advisors, Inc.; and Valmark Advisers, Inc.



Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.50%, respectively and 0.50% in total in 2016 and are not expected to exceed 0.50% and 0.50%, respectively, and 0.50% in total of the annual percentage of the average daily net assets (For instance, assuming that you invested an average balance of $10,000 in a Fund that pays us maximum fees, we would collect a total of $50 from that Fund.) For the fiscal year ended December 31, 2016, revenue sharing payments and 12b-1 fees did not collectively exceed approximately $13,200,000. These fees do not take into account indirect benefits we received by offering FVIT Funds as investment options.


We are affiliated with Forethought Variable Insurance Trust because of our affiliation with its investment adviser Global Atlantic Investment Advisors, LLC. In addition to investment advisory fees, we receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the Forethought Funds.

FIXED ACCOUNT

INTERESTS IN THE FIXED ACCOUNT ARE NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT. NONETHELESS, DISCLOSURE ABOUT THE FIXED ACCOUNT IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCOUNT IS AVAILABLE ON ALL B SHARE CONTRACTS. THE FIXED ACCOUNT IS ONLY AVAILABLE IN C SHARE CONTRACTS IF THE DAILY +5 OR DAILY 7 WITHDRAWAL BENEFIT IS ALSO ELECTED. IF YOU ELECT THE DAILY +5 OR DAILY 7 WITHDRAWAL BENEFIT WITH YOUR C SHARE CONTRACT AND YOUR RIDER TERMINATES, ADDITIONAL PREMIUM PAYMENT ALLOCATIONS TO AND TRANSFERS INTO THE FIXED ACCOUNT WILL NOT BE PERMITTED; HOWEVER, ANY FUNDS INVESTED IN THE FIXED ACCOUNT WILL BE ALLOWED TO REMAIN INVESTED UNTIL WITHDRAWN OR TRANSFERRED OUT. THE FIXED ACCOUNT IS ONLY AVAILABLE WITH THE MAXIMUM DAILY VALUE III AND RETURN OF PREMIUM III DEATH BENEFITS IF THE DAILY +5 OR DAILY 7 WITHDRAWAL BENEFIT IS ALSO ELECTED. IF YOU HAVE ELECTED AN OPTIONAL BENEFIT, PLEASE SEE THE RELEVANT INVESTMENT RESTRICTIONS IN APPENDIX D, WHICH MAY REQUIRE INVESTMENT IN THE FIXED ACCOUNT.

Please also see "General Account" earlier in this section for additional information regarding the Fixed Account.

We guarantee that we will credit interest to amounts you allocate to the Fixed Account at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We may credit a rate higher than the minimum rate. We reserve the right to declare different rates of interest depending on when amounts are allocated or transferred to the Fixed Account. This means that amounts at any designated time may be credited with a different rate of interest than the rate previously credited to such

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amounts and to amounts allocated or transferred at any other designated time. For the current Fixed Account interest rates, contact your Financial Intermediary. There is no specific formula for determining interest rates and, except as specifically stated above, no assurances are offered as to future rates in excess of non-forfeiture rates. Some of the factors that we may consider in determining whether to credit interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors. Fixed Account interest rates may vary by State. You may call us for information on current interest rates.

We will account for any deductions, Surrenders or transfers from the Fixed Account on a first-in, first-out basis (i.e., oldest investments will be liquidated first).

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE FEE FOR INVESTING IN THE FIXED ACCOUNT, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCOUNT CREDITED RATES.

We may, at our discretion, restrict your ability to allocate Contract Value or Premium Payments to the Fixed Account. We will also prohibit allocations to the Fixed Account from transfers out of the Fixed Account as described below even in the event of interest rate declines. We may close the Fixed Account to new Premium Payments or transfers of existing Contract Value.

Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Account to Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Account as of the last Contract Anniversary. When we calculate the 30%, we add Premium Payments allocated to the Fixed Account, and transfers from Sub-Accounts made after that date, but before the next Contract Anniversary to the Contract Value in the Fixed Account. These restrictions also apply to systematic transfers. The 30% does not include Contract Value in any DCA Plus Fixed Account; or

- an amount equal to your largest previous transfer from the Fixed Account in any one Contract Year.

If you have elected an Optional Benefit with Investment Restrictions that require allocation to the Fixed Account, you may not transfer any amount into or out of the Fixed Account.

We apply these restrictions to all transfers from the Fixed Account, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Fixed Account.

Except where investment in the Fixed Account is a required Optional Benefit Investment Restriction, if your interest rate renews at a rate more than 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within sixty days of being notified of the renewal rate.

We may defer Surrenders and Partial Withdrawals (including transfers to Sub-Accounts) from the Fixed Account for up to six months from the date of your request. We may not defer payments of Death Benefit proceeds from the Fixed Account.

You must wait six months after your most recent transfer from the Fixed Account before moving Sub-Account Values back to the Fixed Account. If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Fixed Account, you must wait six months after your last systematic transfer before moving Contract Value back to the Fixed Account.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Value in the Fixed Account to Sub-Accounts; therefore this may not provide an effective short term defensive strategy.


4. INFORMATION ON YOUR ACCOUNT

A. PURCHASING A CONTRACT

WHO CAN BUY THIS CONTRACT?

The Contract is an individual tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including individual retirement annuities adopted according to Section 408 of the Code.

In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified Plan receives tax-deferred treatment under the Code.

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We do not accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional investments into any individual annuity contract funded through a 403(b) plan.

We do not accept any retirement plans qualified under Sections 401(a) and 403(a) of the Code or employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, or certain eligible deferred compensation plans as defined in Section 457 of the Code.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a broker-dealer. A Financial Intermediary will work with you to complete and submit an application or an order request form. Part of this process will include an assessment as to whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Financial Intermediary will make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your broker-dealer. Your initial Premium Payment will not be invested in any Account during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.

The minimum initial Premium Payment required to buy this Contract varies based on the type of investment, Contract share class and whether you enroll in a systematic investment Program such as the InvestEase(R) Program. Broker-dealers may impose requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Annuity Service Center to be considered to be In Good Order.

Anyone who wishes to purchase a Contract with Premium Payments of $1 million or more must receive our approval before the purchase. We reserve the right to impose special conditions on anyone requesting this approval. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more; and

- if total Premium Payments, aggregated by social security number or taxpayer identification number, equal $1 million or more.

In addition to this restriction on initial Premium Payments, we may also restrict or require approval of subsequent Premium Payments if (1) the subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million, (2) the subsequent Premium Payment would result in your total Premium Payments exceeding 150% of your initial premium or (3) any time after the first Contract Year if you have elected any Optional Benefits. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. We do not permit additional Premium Payments after the first Contract Year if you have elected the liquidity feature. In the future, we may expand the circumstances under which we restrict or require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done following giving notice to you and on a non-discriminatory basis.

The Owner(s), or Annuitant in the case of a non-natural Owner, must not be older than age 80 on the date that your Contract application is received, In Good Order, in our Annuity Service Center. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional Benefits are subject to additional maximum issue age restrictions.

The ForeRetirement IV Variable Annuity is available in two share classes, which each have different fees and charges as described in this prospectus. We urge you to discuss with your Financial Intermediary which share class is suitable for your needs. Share class availability and/or mortality and expense risk charge arrangements may vary based on the Financial Intermediary selling this variable annuity to you. Charges affect your overall rate of return on your Contract Value. In determining whether to invest in a B share or a C share Contract, or in determining whether to purchase the liquidity feature, there are several important things to consider. Investing in a B share Contract may be more appropriate for someone who does not intend to withdraw Contract Value in excess of the free withdrawal amount during the CDSC period and/or who seeks a lower cost Contract. Investing in a C share Contact may be more appropriate for someone who may want to withdraw Contract Value in excess of the free withdrawal amount in any Contract Year and is willing to pay higher charges for the life of the Contract. Purchasing the liquidity feature may be more appropriate for someone who may want to withdraw Contract

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Value in excess of the free withdrawal amount starting after Contract Year 4 and is willing to pay higher charges in Contract Years 1-4. In making these determinations, you should consider whether the impact of higher Separate Account Annual Expenses and Premium Based Charges, if applicable, as well as a restriction on making Premium Payments after Contract Year 1, if applicable, outweigh the benefits of a CDSC that reduces, or is eliminated, over time. It is also important to consider the appropriateness of the need for liquidity versus having a long term investment time horizon, given the general long term nature of an annuity contract and the duration a Contract must be held in order to take full advantage of any Optional Withdrawal Benefit. Finally, in determining whether to invest in a share class offered through a broker-dealer, you should compare fees for the available share classes. You should consult your Financial Intermediary to help determine which structure is best for you.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. This may include suspending mailings of a Systematic Withdrawal Program and other payments. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

Every state has unclaimed property laws which generally deem the Contract to be abandoned after a period of inactivity of three to five years from the Contract's maturity date or date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or if the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which you or the Beneficiary last resided, as shown in records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Beneficiary if he or she presents the proper documentation to the state. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?


Yes, under the Right to Examine and Return this Contract provision of your Contract. If for any reason you are not satisfied with your Contract, simply return it within 10 days after you receive it if the Contract is not a replacement, or 30 days after you receive it if the Contract is a replacement, with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more or less time to cancel your Contract (please refer to section 7.b. State Variations). We may require additional information, including a signature guarantee, before we can cancel your Contract.



Unless otherwise required by state law, we will pay you your Contract Value (refunding applicable expenses) as of the Valuation Day we receive your properly completed request to cancel (In Good Order) and will refund any sales or Contract charges deducted from the Premiums or imposed under the Contract during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Contract. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation at our Annuity Service Center. In certain states, however, we are required to return your Premium Payment without deduction for any fees, charges or market fluctuations (please refer to section 7.b. State Variations).


HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Annuity Service Center of both a properly completed application or order request and the Premium Payment, both being In Good Order. The election of any Optional Benefits may result in the imposition of Investment Restrictions, as described in Sections 5 and 6. If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment. Our approval is required for any Premium Payment if the aggregate of all Premium Payments received from you under this Contract exceeds 150% of the initial Premium. The election of any Optional Benefits including the liquidity feature may also limit your ability to make additional Premium Payments or the investment allocation of subsequent Premium Payments, as described in the sections of this prospectus explaining those riders. A limitation on additional Premium Payments means that you would not be able to increase your benefits under the Contract or Optional Benefits (such as Lifetime Annual Payments or Death Benefits) by making additional deposits into the Contract.

If the request or other information accompanying the initial Premium Payment is incomplete or not In Good Order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Annuity Service Center) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why it could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

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Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your broker-dealer has completed a suitability review. We will then consider if your investment is In Good Order. While the good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your broker-dealer asks us to reverse a transaction based on their review of your Financial Intermediary's recommendations. We, and the firm that sold this Contract to you, may directly or indirectly earn income on your Premium Payments. For more information, contact your Financial Intermediary.

CAN WE AGGREGATE CONTRACTS?

For purposes of our approval of any Premium Payment, we may aggregate all Premium Payments received from you under all contracts issued by us or by our affiliates.

HOW IS CONTRACT VALUE CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Account, if applicable, and all Funds, and does not include any Withdrawal Base associated with an Optional Benefit. There are two things that affect the value of your Sub-Accounts: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to Sub-Accounts within your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium taxes (if applicable), by the Accumulation Unit Value for that day. The more Premium Payments you make to your Account, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Partial Withdrawals or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract or as a result of the application of certain Contract charges.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- the net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- the net asset value per share of each Fund at the end of the prior Valuation Day; reduced by


- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses and administrative charges including Fund Facilitation Fees, if applicable, divided by the number of days in the year multiplied by the number of days in the Valuation Period.


We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract share classes. Certain programs may not be available if you have elected certain Optional Benefits.

INVESTEASE

This electronic Funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, or the Fixed Account. You cannot use this Program to invest in the DCA Plus Fixed Account.

ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain Optional Benefits are elected). You can also combine this Program with others such as the Systematic Withdrawal Program, InvestEase(R) and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

DOLLAR COST AVERAGING PROGRAMS

Dollar Cost Averaging is a program that allows you to systematically make transfers into Funds over a period of time. Since the transfer into Funds occurs at regularly scheduled intervals, regardless of price fluctuations, you may ultimately have an average cost per share that is lower. We offer three Dollar Cost Averaging Programs:

-  DCA Plus

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-  Fixed Amount DCA

-  Earnings/Interest DCA

DCA PLUS -- This program allows you to earn a fixed rate of interest on investments and is different from the Fixed Account. We determine, at our discretion, the interest rates to be credited. These interest rates may vary depending on the date the request for the Program is received. Please consult your Financial Intermediary to determine the interest rate for your Program. DCA Plus may not be available for all Contract share classes.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for twelve months. You must transfer these investments into available Funds (and not the Fixed Account) during this twelve month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for six months. You must transfer these investments into available Funds (and not the Fixed Account) during this six month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made are considered a separate rate lock Program investment. You can invest in up to five different rate lock Programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for IRAs). We will pre-authorize Program investment transfers subject to restrictions.

- Pre-authorized transfers will begin within fifteen days of receipt of the Program payment provided we receive complete enrollment instructions In Good Order.

- If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is not active on the Contract, but if the future investment allocations are active on the Contract, we will set up the new Program to move Funds to the future investment allocations. Otherwise, we will contact your Financial Intermediary to obtain complete instructions. If we do not receive In Good Order enrollment instructions we will refund the payment for further instruction.

- If your Program payment is less than the required minimum to commence the Program, we will invest into the destination Funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Fixed Account is active on the Contract, we will apply the payment to the destination Funds of the current DCA Plus Fixed Account. Otherwise, we will contact your Financial Intermediary to obtain further investment instructions.

- The interest credited under the DCA Plus Fixed Account is not earned on the full amount of your Premium Payment for the entire length of the Program. Program transfers to Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Account (if available based on the Contract and/or rider selected) or any Fund(s) into different Fund(s). This program begins fifteen days following our receipt of your instructions to enroll in the feature unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Account (if available based on the form of Contract selected) or any Fund(s) into other Fund(s). This program begins two business days following our receipt of your instructions to enroll in the feature plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

SYSTEMATIC WITHDRAWAL PROGRAM

This systematic withdrawal feature allows you to make Partial Withdrawals. You can designate the Funds to be withdrawn from and also choose the frequency of Partial Withdrawals (monthly, quarterly, semiannual, or annually). If you select a monthly frequency, you must receive payment through electronic transfer. The minimum amount of each Partial Withdrawal is $100. Amounts taken under this Program will count towards the Free Withdrawal Amount (FWA) and may be subject to a CDSC. For more information on the FWA, please see Section 4.b and the Glossary in Section 8. Amounts received prior to age 59 1/2, may have adverse tax consequences, including a 10%

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federal income tax penalty on the taxable portion of the withdrawal payment. You may be able to satisfy Code Section 72(t)/(q) requirements by enrolling in this Program. Please see the Federal Tax Considerations section and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this Program may result in your exceeding permissible withdrawal limits under certain Optional Benefits.

WHAT OTHER PROGRAM CONSIDERATIONS ARE THERE?

-  You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. Your enrollment authorizes us to automatically and unilaterally amend your enrollment instructions if:

     - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund; or

     - any Fund is liquidated -- then your allocations to that Fund will be directed to any available money market Fund following prior notifications prior to reallocation.

     - any Fund closure to new allocations -- your enrollment in DCA will discontinue and you will need to provide us with new instructions.

   You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- All Optional Benefit riders have different withdrawal limitations. Breaking these limits can have a significant adverse effect on your rights and future benefits. Participation in a Systematic Withdrawal Program may cause you to break these limits.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed at the net asset value of each Fund share as of the end of the Valuation Day that it is received In Good Order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within thirty days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Owners request Sub-Account transfers. Some request transfers (purchases) into a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Partial Withdrawals. We combine all the daily requests to transfer out of a Sub-Account along with all full Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Owners' "transfer-in" requests.

We may take advantage of our size and available technology to combine sales of a particular Fund for any of the other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one Sub-Account transfer; however, you cannot transfer the same Contract Value more than once a Valuation Day.

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EXAMPLES
-----------

--------------------------------------------------------------------------------------------------------------------------------
TRANSFER REQUEST PER VALUATION DAY                                                                                  PERMISSIBLE?
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account                                                 Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000
among the other Sub-Accounts however you chose)                                                                          Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts                           Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that
same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account                No
--------------------------------------------------------------------------------------------------------------------------------

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF TWELVE SUB-ACCOUNT TRANSFERS, INCLUDING REALLOCATIONS, EACH CONTRACT YEAR (the transfer rule) by internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we may send you a letter after your tenth Sub-Account transfer to remind you about the transfer rule. After your twelfth transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently Surrendered) for the purposes of enforcing these restrictions.

The transfer rule does not apply to Sub-Account transfers that occur automatically as part of a company-sponsored Program, such as a Contract exchange program that may be offered by us from time to time. Reallocations made based on a Fund merger or liquidation also do not count toward this limit. Restrictions may vary based on state law.

We make no assurances that the transfer rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS.
 You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not In Good Order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of broker-dealers may not be required to provide us with shareholder information.

- Excepted funds, such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any broker-dealer that a Fund treats as a single investor.

- A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of Dollar Cost Averaging programs, automatic rebalancing programs, Annuity Payouts, or Systematic Withdrawal Programs; (ii) as a result of the payment of a Death Benefit;
   (iii) as a result of any deduction of charges or fees under a Contract; or
   (iv) as a result of payments such as scheduled contributions, scheduled Partial Withdrawals or full Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

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POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the transfer rule because we do not keep participants' account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other Optional Benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Owner to provide the information. If the Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

MAIL, TELEPHONE AND INTERNET TRANSFERS

You may make transfers through the mail or through your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Financial Intermediary. Any verbal communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. WE MAY SUSPEND, MODIFY, OR TERMINATE TELEPHONE OR ELECTRONIC TRANSFER PRIVILEGES AT ANY TIME, FOR ANY REASON.

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POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file at our Annuity Service Center, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing (and In Good Order) from you.


B. CHARGES AND FEES

This section describes the charges and fees that we deduct under the Contract in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges deducted under the Contract may result in a profit to us.

In addition to the following charges, there are Optional Benefits that if elected, assess an additional charge. Please see Sections 5 and 6 for more information. The ForeRetirement Variable Annuity is available in multiple share classes, which each have different fees and charges as described in this prospectus. Your Financial Intermediary's commission may also differ depending upon the share class selected. You should discuss which share class is right for you with your Financial Intermediary based on the available options. Important share class considerations include, but are not limited to, your investment holding period and investment flexibility.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods when any CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense risk -- We also bear an expense risk that the sales charges (if applicable), Premium Based Charge (if applicable) and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.


We will waive the Annual Maintenance Fee if your Contract Value on your Contract Anniversary, or when you fully Surrender your Contract, is $50,000 or more. In addition, if you have multiple Contracts with a combined Contract Value of $100,000 or greater, we may waive the Annual Maintenance Fee on all Contracts. However, we may, but are not obligated to, limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.


ADMINISTRATIVE CHARGE

We apply a daily administrative charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee

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described above. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM BASED CHARGE (B SHARE CONTRACTS)

We apply a quarterly Premium Based Charge, if applicable, against all Premium Payments based on Remaining Gross Premiums. The Premium Based Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Account . The Premium Based Charge is intended to compensate us for a portion of our expenses, including promotion and distribution of the Contract. A Premium Based Charge will be deducted upon:

   1.   each Quarterly Contract Anniversary; and/or

   2.   full Surrender.

The amount of Remaining Gross Premium used for calculating the Premium Based Charge is determined on the date of each of the above transactions.

The Premium Based Charge is not assessed on Partial Withdrawals, upon annuitization, or upon the death of the Contract Owner.

Please see Premium Based Charge Examples 1-2 in Appendix A.

If a Beneficiary elects to continue the Contract under any of the available options described under the Death Benefits section below, we will continue to deduct the Premium Based Charge, based on the portion of Remaining Gross Premium applicable for that Beneficiary. The Premium Based Charge is taken proportionally out of the Sub-Accounts.

Please see Premium Based Charge Example 2 in Appendix A for an example of how the Premium Based Charge and CDSC work together.

FUND FACILITATION FEE

We apply a daily fund facilitation fee to the assets in certain Sub-Accounts at the following annualized rates:

                    FUND NAME                                                                           RATE
                    -------------------------------------------------------------------------------------------
                    American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund            0.10%
                    -------------------------------------------------------------------------------------------
                    BlackRock High Yield V.I. Fund                                                      0.10%
                    -------------------------------------------------------------------------------------------
                    BlackRock U.S. Government Bond V.I. Fund                                            0.10%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic Franklin Dividend and Income Managed Risk Portfolio                 0.05%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio                   0.05%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic Growth Managed Risk Portfolio                                       0.05%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic PIMCO Tactical Allocation Portfolio                                 0.10%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic Select Advisor Managed Risk Portfolio                               0.05%
                    -------------------------------------------------------------------------------------------
                    Invesco V.I. Government Money Market Fund                                           0.10%
                    -------------------------------------------------------------------------------------------
                    PIMCO Total Return Portfolio                                                        0.15%
                    -------------------------------------------------------------------------------------------

The Fund Facilitation Fee allows us to offer these Funds to you, even though the amounts paid to us by the Funds may not be sufficient to allow us to meet our expenses and revenue targets. While we reserve the right to increase the Fund Facilitation Fee for any of these Sub-Accounts (subject to the maximum shown in the Fee Summary), such a change will not be applied to existing Contract Owners.

PREMIUM TAXES

A deduction is also made for Premium taxes, if any, imposed on us by a state, municipality, or other governmental entity. The tax, currently ranging from 0% to 3.5% is assessed, when annuity payments begin or upon full Surrender. We will pay Premium taxes at the time imposed under applicable law. We may deduct Premium taxes at the time we pay such taxes to the applicable taxing authorities, upon full Surrender, or when annuity payments commence.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC) (B SHARE CONTRACTS)

Subject to the exclusions below, we may deduct a CDSC when you make full Surrenders, Partial Withdrawals or withdraw Commuted Value of Annuity Payouts under Annuity Payout Options Three, Five or Six. This charge is designed to recover acquisition expenses that have not yet been recouped from revenue generated by your Contract. Premium Payments will be taken out on a first-in, first-out basis. This may impact whether subsequent Partial Withdrawals might be subject to a CDSC. Please see Sections 4.c. Surrenders, 4.d. Annuity Payouts, and 7.b. State Variations, for more information regarding when a CDSC may be applied.

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We use the following general approach to calculating your CDSC:

  Step 1. Remaining Gross Premium not subject to CDSC that have been invested for longer than the applicable CDSC period can always be taken out free of any CDSC. The applicable CDSC period begins on the date we receive the Premium Payment. Please see Section 2 Fee Summary for a description of CDSC periods applicable to your share class.

  Step 2. If the amount of money that you wish to take out is less than your FWA (as described below), plus any amount from step 1, then this sum will also be paid to you without the imposition of a CDSC. No further steps will be applied.

  Step 3. Assuming that steps 1 and 2 do not apply because the amount of money that you wish to take out is more than your FWA and is still subject to a CDSC, then we will deduct your FWA from the amount of the money you wish to take out and then process your request using steps 4-6.

  Step 4. We will then multiply Remaining Gross Premiums still subject to CDSC by a factor. The factor is equal to the amount of money resulting from step 3 divided by the Contract Value above the available FWA. If you take a Surrender during declining market conditions, Remaining Gross Premiums will have the effect of increasing the percentage of your Contract Value that is subject to a CDSC.

  Step 5. We will then take the amount of Remaining Gross Premium resulting from step 4 and multiply it by the corresponding CDSC percentage as shown in the Fee Summary using the applicable CDSC schedule. Each Premium Payment has its own CDSC schedule regardless of whether it has been invested in the Sub-Accounts or the Fixed Account.

  Step 6. We then deduct the CDSC calculated in step 5 from the amount of money in step 3, plus FWA and pay the remaining balance to you.

These same steps are generally used when a CDSC is charged upon Annuity Payouts (as applicable under the Annuity Payout Options noted above).

Please refer to CDSC Examples 1-5 in Appendix A for further information about how these formulas will be applied.

LIQUIDITY FEATURE (B SHARE CONTRACTS)

You may purchase the liquidity feature for an additional fee at the time you purchase your Contract. If you elect the liquidity feature, your CDSC schedule will be shortened to a 4 year schedule and will be 0% beginning in Contract Year 5. You will pay the additional fee for the first 4 Contract Years. If you elect this feature, additional Premium Payments will only be accepted during Contract Year 1. Once you purchase this feature, it cannot be revoked. Please refer to CDSC Example 6 in Appendix A for further information about reduced CDSCs. Please also see "How do you purchase a contract" in Section 4.a. for things to consider before purchasing the liquidity feature.

Liquidity feature is referred to as Liquidity Rider in your Contract.

THE FOLLOWING ARE NOT SUBJECT TO A CDSC:

- Free Withdrawal Amount (FWA) -- During a period when a CDSC may be applied, you may Surrender up to the greater of:

     -    5% of premium that would otherwise be subject to a CDSC, or

     -    earnings.

   We compute the FWA as of the end of the Valuation Day when a Partial Withdrawal, full Surrender or commutation request is received by us In Good Order. The full FWA is available each Contract Year; but any amount not taken in one year will not carry over the next.

   You may not carry over unused portions of your FWA from one year to another.

   If you elected the liquidity feature there is an additional charge in Contract Years 1-4. You will still have a CDSC applied in Contract Years 1-4. In Contract Years 5 and beyond, there will be no CDSC.

   If you elect the liquidity feature you may not submit additional Premium Payments after the first Contract Year.

- Lifetime Annual Payments. See Glossary for a definition of Lifetime Annual Payments.

- If you are a patient in a certified long-term care facility or other eligible facility -- CDSC will be waived for a Partial Withdrawal or full Surrender if you or the joint Owner are confined for at least 90 calendar days to a facility which: (i) provides skilled nursing care under the supervision of a physician; and (ii) has 24 hour a day nursing services by or under the supervision of a registered nurse; and (iii) keeps a daily medical record of each patient.

     For this waiver to apply, you must:

     -  have owned the Contract continuously since it was issued,

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     -  provide written proof of your eligibility satisfactory to us, and

     - request a Partial Withdrawal or the full Surrender within ninety-one calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

     This waiver is not available if the Owner or the joint Owner is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 90 days in a certified long-term care facility or other eligible facility up until 91 days after exiting such a facility. This waiver may not be available in all states (please refer to section 7.b. State Variations).

-  Upon death of any Owner(s) -- CDSC will be waived if any Owner(s) dies.

- Upon Annuitization -- CDSC will be waived when you annuitize the Contract. However, we will charge a CDSC if the Contract is fully Surrendered or a Partial Withdrawal is taken during the CDSC period under an Annuity Payout Option which allows commutation.

- For RMDs -- CDSC will be waived for any Owner age 70 1/2 or older with a Contract held under an IRA who withdraws an amount equal to or less than the RMD for either one of the calendar years in which the Contract Year occurs, related to this Contract (excluding inherited IRAs). All requests for RMDs must be in writing.

- For substantially equal periodic payments -- CDSC will be waived if you take Partial Withdrawals under the Systematic Withdrawal Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period -- CDSC will be waived if you cancel your Contract during the Right to Cancel Period. Please refer to "Can you cancel your Contract after you purchase it?" under section 4.a. Purchasing a Contract for more information regarding the Right to Cancel period.

- Exchanges -- As an accommodation, we may, at our discretion, time-credit CDSC for the time that you held an annuity previously issued by us.

- Settlements -- We may, at our discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

CHARGES AGAINST THE FUNDS

Annual fund operating expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution charges, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses, in Section 2 Fee Summary and in Appendix C.

REDUCED FEES AND CHARGES

We may offer, at our discretion, reduced fees and charges for certain Contracts (including employer-sponsored savings plans) which may result in decreased costs and expenses. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


C. SURRENDERS AND PARTIAL WITHDRAWALS

WHAT KINDS OF FULL SURRENDERS AND PARTIAL WITHDRAWALS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination -- When you fully Surrender or terminate your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium taxes, CDSCs, a pro-rated portion of Optional Benefit charges, if applicable, a prorated portion of Premium Based Charges, if applicable, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Withdrawals -- You may request a Partial Withdrawal of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can request that we deduct this charge in either of two ways. One option, a gross withdrawal, is to deduct the CDSC from the amount that you request. The other option, a net of charges withdrawal, is to fully Surrender an amount of Contract Value greater than what you requested, but after the deduction of CDSC will result in payment to you of the amount you requested. Because the net of charges withdrawal will Surrender a greater amount of Contract Value, your CDSC may be greater under this method. Our default option is a gross withdrawal. Please see CDSC Examples 1-5 in Appendix A.

Partial Withdrawals of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Account, including the DCA Plus Fixed Account, unless you direct us otherwise (this may be limited to pro-rata Surrenders if Optional Benefits are elected).

There are several restrictions on Partial Withdrawals of Contract Value before the Annuity Commencement Date:

     - the Partial Withdrawal of Contract Value must be at least equal to $500, and

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     - your Contract Value following the Partial Withdrawal must be equal to or greater than the Minimum Contract Value set forth in your Contract. The Minimum Contract Value refers to the minimum Contract Value that you must maintain within this Contract. IF YOU FAIL TO COMPLY, WE RESERVE THE RIGHT TO FULLY TERMINATE YOUR CONTRACT. The Contract Minimum Value varies by Contract share class and may also vary if you have elected certain Optional Benefits. Currently the Minimum Contract Value for Class B and C shares is $2,500. We may increase this minimum from time to time, but in no event shall the minimum exceed $10,000 and in many states, cannot be increased after your Contract is issued (please refer to section 7.b. State Variations). Please see "What effect do Partial Withdrawals or full Surrenders have on your benefits" under Optional Withdrawal Benefits for a description of the effect of Partial Withdrawals and the Minimum Contract Value when you elect this rider.

Partial Withdrawals will reduce your Standard Death Benefit on a dollar-for-dollar basis. Please see the sections of this prospectus describing optional Death Benefit riders for a description of how Partial Withdrawals affect benefits under those riders.

Please consult with your Financial Intermediary to be sure that you fully understand the ways a Partial Withdrawal will affect your Contract.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination -- You may fully Surrender or terminate your Contract on or after the Annuity Commencement Date only if you selected Annuity Payout Options Three, Five, or Six. IN THE EVENT YOU TERMINATE YOUR CONTRACT AFTER ELECTING ANNUITY PAYOUT OPTION THREE OR FIVE YOU WILL FORFEIT THE LIFE CONTINGENT PAYMENTS PAYABLE UNDER THESE OPTIONS. Upon Contract termination, we pay you the Commuted Value, minus any applicable CDSCs and any applicable Premium Tax.

Partial Withdrawals -- Partial Withdrawals are permitted after the Annuity Commencement Date if you select Annuity Payout Option Three, Five, or Six. Upon Partial Withdrawal we will pay you the Commuted Value minus any applicable CDSC.

Not all Annuity Payout Options may be available if the Contract is issued to qualify under Code Section 408.

WHAT IS THE COMMUTED VALUE?

You may choose to accelerate Annuity Payouts under certain Annuity Payout Options to be received in one lump sum. This is referred to as commuting your Annuity Payout.

The amount that you request to commute must be at least equal to $500. There will be a waiting period of at least thirty days for payment of any lump sum commutation.

Commuted Value is determined on the day we receive your written request.

HOW DO YOU REQUEST A PARTIAL WITHDRAWAL OR FULL SURRENDER?

Requests for full Surrenders terminating your Contract must be in writing. Requests for Partial Withdrawals can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC,
(c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation. We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.

Written Requests -- Complete a Surrender form or send us a letter, signed by you, to our Annuity Service Center stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-  your tax withholding amount or percentage, if any, and

-  your mailing address.

You may submit this form to our Annuity Service Center via fax.

Unless you specify otherwise, we will provide the dollar amount you want to receive minus applicable taxes and charges as the default option.

If there are joint Owners, both must authorize these transactions. For a Partial Withdrawal, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if Optional Benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account and the Fixed Account, including the DCA Plus Fixed Account.

Telephone Requests -- To request a Partial Withdrawal by telephone, we must have received your completed telephone redemption program enrollment form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for Partial Withdrawals from either Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

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Internet Requests -- We do not currently offer Partial Withdrawal or full Surrenders via the internet. If in the future we offer internet withdrawals, we must receive your completed internet Partial Withdrawal program enrollment form In Good Order at our Annuity Service Center. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for Partial Withdrawals from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on internet withdrawals. We may modify the requirements for internet withdrawals at any time.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and internet withdrawal instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a power of attorney form for another person to act on your behalf may prevent you from making Partial Withdrawals via telephone and internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Partial Withdrawals and full Surrenders. Taking these actions before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts and may result in a penalty tax.

WE DO NOT MONITOR PARTIAL WITHDRAWAL OR FULL SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A FULL SURRENDER OR PARTIAL WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Please see Section 8 for more information.


D. ANNUITY PAYOUTS

You must commence taking Annuity Payouts no later than when you reach your Annuity Commencement Date. Generally speaking, when you annuitize your Contract, you begin the process of converting Accumulation Units into what is known as the payout phase. The payout phase starts when you annuitize your Contract or with your Annuity Commencement Date and ends when we make the last payment required under your Contract. Once you annuitize your Contract, you may no longer make any Premium Payments. Please check with your Financial Intermediary to select the Annuity Payout Option that best meets your income needs. All Annuity Payout Options are subject to availability in your state. Annuitizing your Contract may result in the termination of Optional Benefits and will result in the termination of any Death Benefit; see the sections of this prospectus dealing with the Optional Benefits for detailed information.

Upon Annuitization, your Contract Value will be moved to the General Account.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Contract Value (minus any applicable Premium Taxes) may only be annuitized on the Annuity Commencement Date.

Your Annuity Commencement Date cannot be earlier than your first Contract Anniversary. In no event, however, may the Annuity Commencement Date be later than:

- The later of the oldest Owner's 95th birthday (or if the Owner is a non-natural person, the Annuitant's 95th birthday) or 10 years from the Contract Issue Date (please refer to section 7.b. State Variations);

- The Annuity Commencement Date stated in an extension request (subject to your broker-dealer's rules for granting extension requests) received by us not less than thirty days prior to a scheduled Annuity Commencement Date.

Extending your Annuity Commencement Date may have tax consequences. You should consult a qualified tax adviser before doing so.

We reserve the right, at our discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. Your broker-dealer may ask us to prohibit Annuity Commencement Date extensions beyond when the oldest Owner, or Annuitant in the case of a non-natural Owner, turns age 95. Please ask your Financial Intermediary whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your Death Benefits. We will not extend the Annuity Commencement Date beyond the oldest Owner's 100th birthday. If the Owner is a non-natural person, the Annuitant's 100th birthday.

Except as otherwise provided, the Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

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All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only thirty days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. We may change these Annuity Payout Options at any time. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

-  OPTION 1 -- LIFE ANNUITY WITH CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we will calculate the sum of all Annuity Payouts that were made. If the sum of such Annuity Payments at the time of the Annuitant's death does not equal or exceed the Contract Value (minus any applicable Premium Taxes) at the time of annuitization, we will pay the Beneficiary the difference between the sum of the Annuity Payouts and the Contract Value (minus any applicable Premium Taxes) at annuitization.

-  OPTION 2 -- LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

-  OPTION 3 -- LIFE ANNUITY WITH GUARANTEED PAYMENTS FOR 10 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for 10 years. If the Annuitant dies before 10 years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-  OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies.

- OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY GUARANTEED PAYMENTS FOR 10 YEARS

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for 10 years. If the Annuitant and the Joint Annuitant both die before ten years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-  OPTION 6 -- GUARANTEED PAYMENT PERIOD ANNUITY

We agree to make payments for a specified time. The minimum period that you can select is 10 years. The maximum period that you can select is 30 years. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

YOU CANNOT TERMINATE YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED ANNUITY PAYOUT OPTIONS THREE, FIVE OR SIX. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.

For certain qualified Contracts, if you elect an Annuity Payout Option with a Guaranteed Payment Period, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

AUTOMATIC ANNUITY PAYOUTS

In most states, if you do not elect an Annuity Payout Option, quarterly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option Three. In other states, if you do not elect an Annuity Payout Option, quarterly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option One (please refer to section 7.b. State Variations).

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-  monthly (only available with direct deposit),

-  quarterly,

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-  semi-annually, or

-  annually.

Once you select a frequency, it cannot be changed. When selecting a frequency other than monthly, the Payout Purchase Rate used to determine Annuity Payouts will be adjusted by a factor. The factor accounts for the current value of accelerated Payouts, and will result in a Payout that is less than the sum of each monthly Payout that would have been paid during the same period of time. If you do not make a selection, the Payee will receive quarterly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $100. If the amount falls below $100, we have the right to change the frequency to bring the Annuity Payout up to at least $100.

-  FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period for all Annuity Payout Options. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium taxes, by an annuity rate set by us.


5. DEATH BENEFITS

A. STANDARD DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts. The Standard Death Benefit is equal to your Contract Value calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us In Good Order at our Annuity Service Center. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary but in no event sooner than the day following the day on which we receive due proof of death. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Account for each Beneficiary's portion of the proceeds. The Premium Based Charge is not assessed when the Death Benefit is paid.

Please see the heading entitled "What kinds of Surrenders are available? -- Before the Annuity Commencement Date" in Section 4.c Surrenders. Taking Excess Withdrawals may significantly negatively affect your Death Benefit. Please consult with your Financial Intermediary before making Excess Withdrawals to be sure that you fully understand the ways such a decision will affect your Contract.


B. RETURN OF PREMIUM III

OBJECTIVE

To provide a Death Benefit equal to the greater of Premium Payments adjusted for Partial Withdrawals; or Contract Value that we will pay if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has Investment Restrictions. Violations of the Investment Restrictions may result in termination of this rider.

- Partial Withdrawals will reduce the benefit proportionally, as described below.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE PLUS SUBSEQUENT PREMIUM PAYMENTS RECEIVED AFTER THE RIDER EFFECTIVE DATE, AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or us. We reserve the right to withdraw this rider for new sales at any time without notice. Such a withdrawal will not affect you if you have already elected to purchase the rider. The maximum age of any Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 80.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect another optional Death Benefit if you have already elected this rider.

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HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on Premium Payments adjusted for Partial Withdrawals and is assessed on each Quarterly Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract, revocation of this rider; or election of this rider other than on the Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value, excluding the Fixed Account. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.

The rider fee may be increased up to the maximum described in the Fee Table or decreased at each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the higher of A or B:

A =   Contract Value; or

B =   Premium Payments adjusted for Partial Withdrawals.

The Premium Based Charge is not assessed when the Death Benefit is paid.

Please refer to the Return of Premium III Example Footnote 2 in Appendix A for an illustration of the Death Benefit.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime following the fifth anniversary of the rider effective date, the Owner may elect to terminate this rider. You may also terminate this rider on or after the first anniversary of the rider effective date if the rider charge at that time is greater than the rider charge on the rider effective date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will not be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

A company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in Sections 5.e and 5.f) by the Beneficiary.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

PARTIAL WITHDRAWALS REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

If you elect another Optional Benefit, Partial Withdrawals (including Lifetime Annual Payments) may affect those other riders differently than they affect this rider.

Please refer to the Return of Premium III Example Footnotes 3 and 4 in Appendix A for illustrations on the effects of Partial Withdrawals.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit (please refer to section 7.b. State Variations). A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

No. This rider terminates upon the death of the Owner however, the Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract.

Once the surviving Spouse is the new Contract Owner, the Spouse may re-elect this rider, subject to the election rules that are then in place.

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WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider terminates once an Annuity Payout is elected and the Death Benefit terminates without value. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within Sub-Account(s) approved and designated by us that correspond with the rider version chosen. You must invest in the approved Sub-Account(s) listed in Appendix D. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments, except in a case where the underlying Sub-Account is liquidated by its Board of Directors or substituted in accordance with an order from the Securities and Exchange Commission. We will give you advance notice of these changes.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved Sub-Accounts. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any Optional Withdrawal Benefit, the Investment Restrictions of such Optional Withdrawal Benefit shall prevail.

IF THE RIDER IS TERMINATED BY US DUE TO A FAILURE TO COMPLY WITH THESE INVESTMENT RESTRICTIONS, YOU WILL HAVE ONE OPPORTUNITY TO REINSTATE THE RIDER BY REALLOCATING YOUR CONTRACT VALUE IN ACCORDANCE WITH THEN PREVAILING INVESTMENT RESTRICTIONS. YOU WILL HAVE A FIVE BUSINESS DAY REINSTATEMENT PERIOD TO DO THIS. IF YOU DO MAKE A REALLOCATION TO APPROVED SUB-ACCOUNTS DURING THIS FIVE BUSINESS DAY PERIOD, ALL RIGHTS AND BENEFITS WILL BE REINSTATED AT THE SAME VALUES IN EFFECT IMMEDIATELY PRIOR TO THE TERMINATION. THE REINSTATEMENT PERIOD WILL BEGIN UPON TERMINATION OF THE RIDER. YOUR RIGHT TO REINSTATE THE RIDER WILL BE TERMINATED IF DURING THE REINSTATEMENT PERIOD YOU MAKE A SUBSEQUENT PREMIUM PAYMENT, TAKE A PARTIAL WITHDRAWAL, OR MAKE AN OWNERSHIP CHANGE.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissable ownership changes.

The Investment Restrictions could mitigate losses but also hamper potential gains. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an Optional Benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

INVESTMENT RESTRICTIONS MAY REDUCE THE OVERALL VOLATILITY IN INVESTMENT PERFORMANCE. SUCH REDUCED VOLATILITY MAY REDUCE RETURNS ON INVESTMENTS AND MITIGATE OUR GUARANTEE OBLIGATIONS UNDER THE CONTRACT. INVESTMENT RESTRICTIONS DO NOT GUARANTEE REDUCED VOLATILITY.

If you elect this rider in combination with an Optional Withdrawal Benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such Optional Withdrawal Benefit, the Investment Restrictions in such Optional Withdrawal Benefit shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance or to help protect our ability to provide guarantees under these riders in the future, for example, if there significant changes to mortality assumptions. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory

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basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract. We will provide 30 days' written notice in the event we begin limiting subsequent Premium Payments.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization and/or violation of Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefits.

-  Any Withdrawal will trigger a proportionate reduction to your Death
   Benefit.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- We may share non-personally identifiable Contract Owner information, such as ages and rider elections, with our affiliates and designees to assist us in managing our risks under the Contracts.

- You should consult with your Financial Intermediary for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


C. LEGACY LOCK IV

OBJECTIVE

To provide a Death Benefit equal to the greatest of: (a) Enhanced Return of Premium (Premium Payments adjusted for certain Partial Withdrawals); (b) Base Return of Premium (as defined in the glossary); or (c) Contract Value. We will pay the Death Benefit if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- Please note -- 20% of initial and subsequent Premium Payments must be allocated to the Fixed Account.

- This rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of this rider.

- Partial Withdrawals taken prior to reaching the Minimum Amount Rule (the greater of Minimum Contract Value or one Lifetime Annual Payment, if applicable) that do not exceed the Allowable Withdrawal will not reduce the value of the Enhanced Return of Premium component of this Death Benefit.

- Partial Withdrawals that exceed the Allowable Withdrawal will reduce the benefit proportionally, as described below.

- The Enhanced Return of Premium component of this Death Benefit reduces to zero if your Contract Value falls below the Minimum Amount Rule. THE ENHANCED RETURN OF PREMIUM COMPONENT OF THIS DEATH BENEFIT REDUCES TO ZERO ON THE DATE THE OLDEST OWNER, OR ANNUITANT IN THE CASE OF A NON-NATURAL OWNER, ATTAINS AGE 90. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT IS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING ALLOWABLE WITHDRAWALS, IF APPLICABLE, WHICH MAY RESULT IN A SMALLER DEATH BENEFIT AMOUNT THAN PRIOR TO AGE 90.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You can only elect this rider at the time you purchase your contract if you also elect the Daily +5 or Daily 7 Withdrawal Benefit and provided you have not elected another optional Death Benefit. You may also elect to add this rider after you have purchased your Contract, provided you have not previously elected any other optional Death Benefit or any Withdrawal Benefit and you elect it concurrently with the Daily +5 or Daily 7 Withdrawal Benefit. Once you elect this rider you may not elect any other optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

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IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or us. We reserve the right to withdraw this rider for new sales at any time without notice. Such a withdrawal will not affect you if you have already elected to purchase the rider. The maximum age of any Owner, or Annuitant in the case of a non-natural Owner, is 70.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect any other optional Death Benefit if you have elected this rider.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the greater of (a) Enhanced Return of Premium or (b) Base Return of Premium and is assessed on each Quarterly Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract; revocation of this rider; or election of this rider other than on the Quarterly Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value.

The rider fee may be increased up to the maximum described in the Fee Table or decreased on each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. Up to the oldest Owner's, or Annuitant's in the case of a non-natural Owner, 90th birthday, the Death Benefit is equal to the greatest of: (a) Enhanced Return of Premium (Premium Payments adjusted for certain Partial Withdrawals), (b) Base Return of Premium or (c) Contract Value.

On and after the date the oldest Owner, or Annuitant in the case of a non-natural Owner, attains age 90, the Death Benefit is equal to the greater of Base Return of Premium or Contract Value. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT IS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING ALLOWABLE WITHDRAWALS, IF APPLICABLE, WHICH MAY RESULT IN A SMALLER DEATH BENEFIT AMOUNT THAN PRIOR TO AGE 90.

The Premium Based Charge is not assessed when the Death Benefit is paid.

Please refer to the Legacy Lock IV Example Footnotes 2 and 7 in Appendix A for illustrations of the Death Benefit.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime on or after the first anniversary of the rider effective date, the Owner may elect to terminate this rider if the rider charge on the date of termination is greater than the rider charge on the rider issue date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

ADDITIONALLY, IF YOUR DAILY+5 OR DAILY 7 WITHDRAWAL BENEFIT RIDER IS TERMINATED FOR ANY REASON, THIS RIDER WILL ALSO TERMINATE. Please see "Other Information" at the end of this section for other conditions which may result in termination of the rider

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Partial Withdrawals reduce your Death Benefit in different ways depending on whether or not they exceed the Allowable Withdrawal.

- The following are considered Allowable Withdrawals: All Partial Withdrawals which, on a cumulative basis with all other Partial Withdrawals in a given Contract Year, are equal to or less than the greater of:

    (a) Your Lifetime Annual Payment; or

    (b) Your Required Minimum Distribution for either one of the calendar years in which the Contract Year occurs.

- PARTIAL WITHDRAWALS THAT DO NOT EXCEED THE ALLOWABLE WITHDRAWAL will not reduce your Enhanced Return of Premium prior to reaching Minimum Amount Rule, but will reduce your Base Return of Premium on a proportionate basis and Contract Value on a dollar for dollar basis.

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- PARTIAL WITHDRAWALS THAT EXCEED THE ALLOWABLE WITHDRAWAL WILL REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

Please refer to the Legacy Lock IV Example Footnotes 3, 5 and 6 in Appendix A for illustrations on the effects of Partial Withdrawals.

DEATH BENEFIT STEP-UP AFTER FIRST PARTIAL WITHDRAWAL

The Enhanced Return of Premium component of Legacy Lock IV is eligible for an automatic one-time step-up to the Contract Value upon the first Partial Withdrawal. The step-up will occur if the Contract Value prior to the Partial Withdrawal is greater than the Enhanced Return of Premium value on the Valuation Day prior to the first Partial Withdrawal.

ENHANCED RETURN OF PREMIUM COMPONENT OF LEGACY LOCK IV

The Enhanced Return of Premium component equals 100% of Premium, adjusted by some Partial Withdrawals as described above. Enhanced Return of Premium will be increased by subsequent Premium and may be eligible for a one-time step-up. The Enhanced Return of Premium component of this Death Benefit reduces to zero if your Contract Value falls below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in Section 4.c or one Lifetime Annual Payment under any Optional Withdrawal Benefit rider). THE ENHANCED RETURN OF PREMIUM COMPONENT OF THIS DEATH BENEFIT REDUCES TO ZERO ON THE DATE THE OLDEST OWNER, OR ANNUITANT IN THE CASE OF A NON-NATURAL OWNER, ATTAINS AGE 90. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT IS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING ALLOWABLE WITHDRAWALS, IF APPLICABLE, WHICH MAY RESULT IN A SMALLER DEATH BENEFIT AMOUNT THAN PRIOR TO AGE 90.

If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule we will no longer accept subsequent Premium Payments. In addition, THE ENHANCED RETURN OF PREMIUM COMPONENT OF YOUR DEATH BENEFIT WILL BE RESET TO EQUAL ZERO. THE DEATH BENEFIT WILL THEN BE EQUAL TO THE GREATER OF:
(A) CONTRACT VALUE OR (B) BASE RETURN OF PREMIUM. You may then either make a full Surrender and terminate your Contract and rider, or you may continue your Contract. If you continue your Contract, you must transfer your remaining Contract Value to approved Sub-Account(s) and/or Program(s) within ten business days or we will exercise our reserved contractual right to terminate the rider.

Please refer to the Legacy Lock IV Example Footnote 4 in Appendix A for an illustration of the Enhanced Return of Premium.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit (please refer to section 7.b. State Variations). A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

No. This rider terminates upon the death of the Owner however, the Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as sole Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract.

Once the surviving Spouse is the new Contract Owner, the Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider terminates once an Annuity Payout Option is elected and the Death Benefit terminates without value. Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

We do not expect to grant Annuity Commencement Date extension requests for Legacy Lock IV.

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ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must concurrently elect the Daily +5 Withdrawal Benefit and abide by the Daily +5 Withdrawal Benefit Investment Restrictions or you must concurrently elect Daily 7 Withdrawal Benefit and abide by the Daily 7 Withdrawal Benefit Investment Restrictions in order to elect and maintain this rider (please refer to "Are there restrictions on how you must invest?" in section 6.a. "Daily +5 -- Daily Step Up Withdrawal Benefit" and section 6.b. "Daily 7 -- Daily Step Up Withdrawal Benefit"). These Investment Restrictions require an allocation to the Fixed Account for all share classes, including C share, which otherwise cannot invest in the Fixed Account.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments, except in a case where the underlying Sub-Account is liquidated by its Board of Directors or substituted in accordance with an order from the Securities and Exchange Commission. We will give you advance notice of these changes.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved Sub-Accounts. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter.

IF THE RIDER IS TERMINATED BY US DUE TO A FAILURE TO COMPLY WITH THESE INVESTMENT RESTRICTIONS, YOU WILL HAVE ONE OPPORTUNITY TO REINSTATE THE RIDER BY REALLOCATING YOUR CONTRACT VALUE IN ACCORDANCE WITH THEN PREVAILING INVESTMENT RESTRICTIONS. YOU WILL HAVE A FIVE BUSINESS DAY REINSTATEMENT PERIOD TO DO THIS. IF YOU DO MAKE A REALLOCATION TO APPROVED SUB-ACCOUNTS DURING THIS FIVE BUSINESS DAY PERIOD, ALL RIGHTS AND BENEFITS WILL BE REINSTATED AT THE SAME VALUES IN EFFECT IMMEDIATELY PRIOR TO THE TERMINATION. THE REINSTATEMENT PERIOD WILL BEGIN UPON TERMINATION OF THE RIDER. YOUR RIGHT TO REINSTATE THE RIDER WILL BE TERMINATED IF DURING THE REINSTATEMENT PERIOD YOU MAKE A SUBSEQUENT PREMIUM PAYMENT, TAKE A PARTIAL WITHDRAWAL, OR MAKE AN OWNERSHIP CHANGE.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissable ownership changes.

The Investment Restrictions could mitigate losses but also hamper potential gains. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an Optional Benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

INVESTMENT RESTRICTIONS MAY REDUCE THE OVERALL VOLATILITY IN INVESTMENT PERFORMANCE. SUCH REDUCED VOLATILITY MAY REDUCE RETURNS ON INVESTMENTS AND MITIGATE OUR GUARANTEE OBLIGATIONS UNDER THE CONTRACT. INVESTMENT RESTRICTIONS DO NOT GUARANTEE REDUCED VOLATILITY.

If you elect this rider in combination with an Optional Withdrawal Benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such Optional Withdrawal Benefit, the Investment Restrictions in such Optional Withdrawal Benefit shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance or to help protect our ability to provide guarantees under these riders in the future, for example, if there significant changes to mortality assumptions. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract. We will provide 30 days' written notice in the event we begin limiting subsequent Premium Payments.

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OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- YOU CAN ONLY ELECT THIS RIDER IF YOU ELECT THE DAILY +5 -- DAILY STEP UP WITHDRAWAL BENEFIT OR DAILY 7 -- DAILY STEP UP WITHDRAWAL BENEFIT. YOU WILL BE REQUIRED TO INVEST ACCORDING TO THE DAILY+5 OR DAILY 7 WITHDRAWAL BENEFIT INVESTMENT RESTRICTIONS, AS APPLICABLE.

- You will automatically receive a one-time step-up of the Enhanced Return of Premium to the Contract Value, if greater, upon the first Partial Withdrawal. We will not provide a notice prior to applying this step-up.

- IF YOUR CONTRACT VALUE IS REDUCED BELOW THE MINIMUM AMOUNT RULE (EQUAL TO THE GREATER OF THE MINIMUM CONTRACT VALUE DESCRIBED IN SECTION 4.C OR ONE LIFETIME ANNUAL PAYMENT), THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE REDUCED TO ZERO. PLEASE SEE SECTION 4.C. SURRENDERS FOR MORE INFORMATION REGARDING THE MINIMUM CONTRACT VALUE. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT IS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING LIFETIME ANNUAL PAYMENTS. IN ADDITION, ANY STEP-UP APPLIED TO THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE LOST.

- THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE REDUCED TO ZERO ON THE DATE THE OLDEST OWNER, OR ANNUITANT IN THE CASE OF A NON-NATURAL OWNER, ATTAINS AGE 90. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT IS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING ALLOWABLE WITHDRAWALS, IF APPLICABLE, WHICH MAY RESULT IN A SMALLER DEATH BENEFIT AMOUNT THAN PRIOR TO AGE 90.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization, violation of Investment Restrictions, if your Contract Value on any Contract Anniversary is reduced below the Minimum Amount Rule and you failed to transfer your remaining Contract Value to approved Sub-Accounts within ten business days, and/or if the Daily +5 or Daily 7 Withdrawal Benefit rider is terminated. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefit.

- Any Partial Withdrawal that exceeds the Allowable Withdrawal will trigger a proportionate reduction to your Death Benefit.

- Legacy Lock IV is referred to as Enhanced Return of Premium Death Benefit Rider IV in your Contract.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- We may share non-personally identifiable Contract Owner information, such as ages and rider elections, with our affiliates and designees to assist us in managing our risks under the Contracts.

- You should consult with your Financial Intermediary for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


D. MAXIMUM DAILY VALUE III

OBJECTIVE

To provide a Death Benefit equal to the greater of: (a) Maximum Daily Value or
(b) Contract Value that we will pay if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of this rider.

- Partial Withdrawals will reduce the benefit proportionally, as described below.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

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WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or by us. We reserve the right to withdraw this rider for new sales at any time without notice. Such a withdrawal will not affect you if you have already elected to purchase the rider. The maximum age of any Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 75.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect another optional Death Benefit if you have already elected this rider.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the Maximum Daily Value and is assessed on each Quarterly Contract Anniversary. This rider fee will be automatically deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract; revocation of this rider; or election of this rider other than on the Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value excluding the Fixed Account. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.

The rider charge may increase up to the maximum described in the Fee Table or decrease on each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greater of A or B:

A =   Contract Value;

B =   Maximum Daily Value.

The death benefit before the Annuity Commencement Date under this rider is limited. The death benefit cannot exceed the Contract Value at the time we receive due proof of death, plus $1 million.

The Premium Based Charge is not assessed when the Death Benefit is paid.

Please refer to the Maximum Daily Value III Example Footnotes 2 and 3 in Appendix A for illustrations of the Maximum Daily Value.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime on or after the first anniversary of the rider effective date, the Owner may elect to terminate this rider if the rider charge on the date of termination is greater than the rider charge on the rider issue date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

PARTIAL WITHDRAWALS REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

Please refer to the Maximum Daily Value III Example Footnote 4 in Appendix A for an illustration on the effects of Partial Withdrawals.

If you elect another Optional Benefit, Partial Withdrawals (including Lifetime Annual Payments) may affect those other riders differently than they affect this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit (please refer to section 7.b. State Variations). A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable

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on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

No. This rider terminates upon the death of the Owner however, the Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as sole Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract.

Once the surviving Spouse is the new Contract Owner, the Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider terminates once an Annuity Payout Option is elected and the Death Benefit terminates without value. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within Sub-Account(s) approved and designated by us that correspond with the rider version chosen. You must invest in the approved Sub-Account(s) listed in Appendix D. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments, and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments, except in a case where the underlying Sub-Account is liquidated by its Board of Directors or substituted in accordance with an order from the Securities and Exchange Commission. We will give you advance notice of these changes.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved Sub-Accounts. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any Optional Withdrawal Benefit, the Investment Restrictions of such Optional Withdrawal Benefit shall prevail.

IF THE RIDER IS TERMINATED BY US DUE TO A FAILURE TO COMPLY WITH THESE INVESTMENT RESTRICTIONS, YOU WILL HAVE ONE OPPORTUNITY TO REINSTATE THE RIDER BY REALLOCATING YOUR CONTRACT VALUE IN ACCORDANCE WITH THEN PREVAILING INVESTMENT RESTRICTIONS. YOU WILL HAVE A FIVE BUSINESS DAY REINSTATEMENT PERIOD TO DO THIS. IF YOU DO MAKE A REALLOCATION TO APPROVED SUB-ACCOUNTS DURING THIS FIVE BUSINESS DAY PERIOD, ALL RIGHTS AND BENEFITS WILL BE REINSTATED AT THE SAME VALUES IN EFFECT IMMEDIATELY PRIOR TO THE TERMINATION. THE REINSTATEMENT PERIOD WILL BEGIN UPON TERMINATION OF THE RIDER. YOUR RIGHT TO REINSTATE THE RIDER WILL BE TERMINATED IF DURING THE REINSTATEMENT PERIOD YOU MAKE A SUBSEQUENT PREMIUM PAYMENT, TAKE A PARTIAL WITHDRAWAL, OR MAKE AN OWNERSHIP CHANGE.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissable ownership changes.

The Investment Restrictions could mitigate losses but also hamper potential gains. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an Optional Benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

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INVESTMENT RESTRICTIONS MAY REDUCE THE OVERALL VOLATILITY IN INVESTMENT PERFORMANCE. SUCH REDUCED VOLATILITY MAY REDUCE RETURNS ON INVESTMENTS AND MITIGATE OUR GUARANTEE OBLIGATIONS UNDER THE CONTRACT. INVESTMENT RESTRICTIONS DO NOT GUARANTEE REDUCED VOLATILITY.

If you elect this rider in combination with an Optional Withdrawal Benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such Optional Withdrawal Benefit, the Investment Restrictions in such Optional Withdrawal Benefit shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to approve all subsequent Premium Payments received after the first Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance or to help protect our ability to provide guarantees under these riders in the future, for example, if there significant changes to mortality assumptions. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract. We will provide 30 days' written notice in the event we begin limiting subsequent Premium Payments.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization and/or violation of the Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefit.

-  Any withdrawal will trigger a proportionate reduction to your Death
   Benefit.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- We may share non-personally identifiable Contract Owner information, such as ages and rider elections, with our affiliates and designees to assist us in managing our risks under the Contracts.

- You should consult with your Financial Intermediary for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


E. HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested according to the last instructions on file and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years from the date of death of the Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and
(b) take Partial Withdrawals without paying CDSCs, if any. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

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The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect an Annuity Payout Option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below. Please see Section 8(C)(2)(f) Federal Tax Considerations for more information.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above.


F. WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .                  AND . . .                      AND . . .
------------------------------------------------------------------------------------------------------------------------------------
Owner                           There is a surviving joint       The Annuitant is living or
                                Owner                            deceased

------------------------------------------------------------------------------------------------------------------------------------
Owner                           There is no surviving joint      The Annuitant is living or
                                Owner                            deceased

------------------------------------------------------------------------------------------------------------------------------------
Owner                           There is no surviving joint      The Annuitant is living or
                                Owner and the Beneficiary        deceased
                                (including the contingent
                                Beneficiary) predeceases the
                                Owner

------------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Owner is living



------------------------------------------------------------------------------------------------------------------------------------


IF THE DECEASED IS THE . . .              THEN THE . . .
------------------------------------------------------------------------------------------------------------------------------------
Owner                           Joint Owner receives the Death
                                Benefit.

------------------------------------------------------------------------------------------------------------------------------------
Owner                           Beneficiary receives the Death
                                Benefit.

------------------------------------------------------------------------------------------------------------------------------------
Owner                           Owner's estate receives the Death
                                Benefit.




------------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Owner becomes the Annuitant
                                and the Contract continues. The
                                Owner may name a new Annuitant.

------------------------------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .                           AND . . .                                          THEN THE . . .
--------------------------------------------------------------------------------------------------------------------------------
Owner                             The Annuitant is living                             Beneficiary becomes the Owner.

--------------------------------------------------------------------------------------------------------------------------------
Annuitant                         The Owner is living                                 Owner receives the payout at death.

--------------------------------------------------------------------------------------------------------------------------------
Annuitant                         The Annuitant is also the Owner                     Beneficiary receives the payout at death.

--------------------------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

In the event that the Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Owner.


6. OPTIONAL WITHDRAWAL BENEFITS

OBJECTIVE

The objective of these Optional Withdrawal Benefits is to provide longevity protection in the form of Lifetime Annual Payments that may periodically increase based on the daily performance of your Contract and/or Deferral Bonuses.

You have two options to elect from when purchasing an Optional Withdrawal
Benefit: Daily +5 and Daily 7. These options differ as described in the chart and discussion below. The election must be made at the time you purchase the rider and is irrevocable. Before making this election, you should carefully consider and discuss with your Financial Intermediary which option is right for you.

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                                                   DAILY +5                                             DAILY 7
------------------------------------------------------------------------------------------------------------------------------------
                              Provides a Lifetime Annual Payment based on         Provides a Lifetime Annual Payment based on
                              both a 5% Deferral Bonus AND a market               the greater of a 7% Deferral Bonus OR
                              based Step Up.                                      market-based Step Up, if greater.

------------------------------------------------------------------------------------------------------------------------------------
DEFERRAL BONUS                5% during the Deferral Bonus Period.                7% during the Deferral Bonus Period.

------------------------------------------------------------------------------------------------------------------------------------
DEFERRAL BONUS PERIOD         15 Years                                            15 Years

------------------------------------------------------------------------------------------------------------------------------------
LIFETIME ANNUAL PAYMENTS      Prior to your first withdrawal, the Lifetime        Prior to your first withdrawal, the Lifetime
                              Annual Payment is set on each Valuation Day         Annual Payment is set on each Valuation Day
                              equal to the Lifetime Withdrawal Percentage         equal to the Lifetime Withdrawal Percentage
                              multiplied by your then current Withdrawal          multiplied by your then current Withdrawal
                              Base.                                               Base.

------------------------------------------------------------------------------------------------------------------------------------
ANNIVERSARY WITHDRAWAL BASE   Not Applicable.                                     Your Anniversary Withdrawal Base is used to
                                                                                  calculate if your Withdrawal Base will reset.
                                                                                  The Anniversary Withdrawal Base will be
                                                                                  reset on each Contract Anniversary and will
                                                                                  equal the Withdrawal Base.

------------------------------------------------------------------------------------------------------------------------------------
HIGH WATER MARK               The High Water Mark is used to determine if         Not Applicable.
                              your Withdrawal Base will be reset. The High
                              Water Mark reset is equal to the greater of
                              your prior High Water Mark, adjusted for
                              Premium Payments or Partial Withdrawals or
                              your Contract Value prior to the deduction
                              of any applicable rider charge.

------------------------------------------------------------------------------------------------------------------------------------
DEFERRAL BONUS BASE           The Deferral Bonus Base will not reset on           The Deferral Bonus Base may reset on each
                              the Contract Anniversary. The Deferral              Contract Anniversary during the Deferral
                              Bonus Base will only be increased by                Bonus Period. The Deferral Bonus Base will
                              subsequent Premium Payments.                        be increased by subsequent Premium
                                                                                  Payments and may be reset annually to equal
                                                                                  the Withdrawal Base.

------------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWALS           Partial Withdrawals reduce your Withdrawal          Partial Withdrawals reduce your Withdrawal
                              Base and High Water Mark in different ways          Base and Anniversary Withdrawal Base in
                              depending on whether they are Excess                different ways depending on whether they
                              Withdrawals or not.                                 are Excess Withdrawals or not.
                              -  Partial Withdrawals that are not Excess          -  Partial Withdrawals that are not Excess
                                 Withdrawals will not reduce the                     Withdrawals will not reduce the
                                 Withdrawal Base or High Water Mark.                 Withdrawal Base or Anniversary
                              -  Excess Withdrawals will reduce the                  Withdrawal Base.
                                 Withdrawal Base and High Water Mark on           -  Excess Withdrawals will reduce the
                                 a proportionate basis.                              Withdrawal Base and Anniversary
                                                                                     Withdrawal Base on a proportionate basis.

------------------------------------------------------------------------------------------------------------------------------------
STEP UP                       A Step Up is a potential increase to your           A Step Up is a potential increase to your
                              Withdrawal Base, based on market                    Withdrawal Base, based on market
                              performance. You will receive both the Step         performance. You will receive the greater of
                              Up and the Deferral Bonus.                          a Step Up or the Deferral Bonus.

------------------------------------------------------------------------------------------------------------------------------------
SUBSEQUENT PREMIUM PAYMENTS   Subsequent Premium Payments increase your           Subsequent Premium Payments increase your
                              Withdrawal Base, High Water Mark, and               Withdrawal Base, Anniversary Withdrawal
                              Deferral Bonus Base.                                Base, and Deferral Bonus Base.

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS       Yes, including allocation to approved Sub-          Yes, including allocation to approved Sub-
                              Accounts and the FIXED ACCOUNT.                     Accounts and the FIXED ACCOUNT.

------------------------------------------------------------------------------------------------------------------------------------

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A. DAILY +5 -- DAILY STEP UP WITHDRAWAL BENEFIT

OBJECTIVE

The objective of Daily +5 is to provide longevity protection in the form of Lifetime Annual Payments that may periodically increase based on the daily performance of your Contract and/or Deferral Bonuses.

Before electing Daily +5, you should carefully consider and discuss with your Financial Intermediary which option is right for you. Lifetime Annual Payments are subject to conditions described throughout this section. Please review these conditions carefully.

Please consider the following prior to electing the rider:

- Please note -- 20% of initial and subsequent Premium Payments must be allocated to the Fixed Account.

- The rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of the rider.

-  Excess Withdrawals will reduce the rider's benefit, as described below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The rider provides an opportunity to receive withdrawals in the form of Lifetime Annual Payments until the death of either the first Covered Life (Single Life Option) or the Covered Life that is second to die (Joint/Spousal Option). This rider also provides a Deferral Bonus. Daily +5 provides a 5% annual Deferral Bonus AND market based Step Ups. A Step Up is the potential increase to your Withdrawal Base, based on market performance.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not PREVIOUSLY elected any Optional Withdrawal Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR WITHDRAWAL BASE, HIGH WATER MARK AND DEFERRAL BONUS BASE WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or by us. We reserve the right to withdraw this rider for new sales at any time without notice. Such a withdrawal will not affect you if you have already elected to purchase the rider. The maximum age of any Covered Life when electing this rider is 80. The minimum age of any Covered Life when electing this rider is 50.

If you elect this rider after the Contract issue date, and have not previously elected an optional Death Benefit, you will have a one-time opportunity to add Legacy Lock IV concurrently.

We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Lifetime Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying the rider precludes you from electing the Legacy Lock IV rider at a future date. You may only elect Legacy Lock IV at the time you elect this rider. Buying this rider also precludes you from electing any other Optional Withdrawal Benefit.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The rider has a current charge and maximum rider charge and both are based on your Withdrawal Base. We will deduct the rider charge on each Quarterly Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A STEP UP OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge change in which event your Lifetime Withdrawal Percentage will be reduced by 1%. For example, if your Lifetime Withdrawal Percentage would be 5%, but you declined a rider fee change at some point, your Lifetime Withdrawal Percentage will be 4%. This declination is irrevocable and no future Daily +5 Withdrawal Benefit rider fee changes will apply to you. The Rider Charge may also increase if you elect this rider following Spousal Contract continuation, but only if the Single Life option was elected and the rider terminated upon the death of your Spouse.

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If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Withdrawal Base immediately prior to such termination or full Surrender.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes, this rider provides an opportunity to take a maximum withdrawal each year in the form of a Lifetime Annual Payment. We calculate your Lifetime Annual Payments by multiplying your Lifetime Withdrawal Percentage by your Withdrawal Base. The Withdrawal Base will fluctuate as described below.

-  WITHDRAWAL BASE AND HIGH WATER MARK

Under Daily +5, we use the Withdrawal Base to calculate your Lifetime Annual Payment. In Daily +5 you receive a 5% Deferral Bonus every year during the Deferral Bonus Period IN ADDITION TO any Step Up. A Step Up is the potential increase to your Withdrawal Base, based on market performance. In order to calculate your Step Up, we use your High Water Mark. Your High Water Mark is generally your highest Contract Value as described below.

We automatically reset your Contract's High Water Mark each day to equal the greater of (i) your prior High Water Mark adjusted to include any additional Premium Payments or Partial Withdrawals or (ii) the Contract Value prior to the deduction of any applicable rider charge.

Your initial Withdrawal Base and High Water Mark are equal to your initial Premium Payment (without deduction of sales charges, if any). Your Withdrawal Base and High Water Mark may fluctuate based on Step Ups, Deferral Bonuses, subsequent Premium Payments, or Excess Partial Withdrawals.

If you are electing this rider after your Contract has been issued, the Withdrawal Base and High Water Mark will be based on the Contract Value on the date the rider is effective. This may be less than your initial Premium Payment or Contract Value on any day prior to your rider effective date.

Your Withdrawal Base may be reset each Valuation Day following the effective date of the rider until the Owner or the Covered Life is age 95. The reset is equal to the sum of (A), (B) and (C) where:

A = Your Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

B = The Contract Value High Water Mark as of the current Valuation Day less the Contract Value High Water Mark as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

C = The Deferral Bonus, if applicable. The Deferral Bonus is only applicable on the Contract Anniversary and during the Deferral Bonus Period.

Please refer to the Daily +5 Withdrawal Benefit Example Footnotes 2, 3 and 5 in Appendix A for illustrations of ways that your Withdrawal Base may increase based on a Step Up or Deferral Bonus.

Subsequent Premium Payments increase your Withdrawal Base, High Water Mark and Contract Value by the dollar amount of that Premium Payment.

Partial Withdrawals reduce your Withdrawal Base in different ways depending on whether they are Excess Withdrawals or not:

- Partial Withdrawals that are not Excess Withdrawals will not reduce the Withdrawal Base or High Water Mark.

- Excess Withdrawals will reduce the Withdrawal Base and High Water Mark on a proportionate basis. If your Contract Value is less than your Withdrawal Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

Your Withdrawal Base can never be less than $0 or more than $10 million. Any transactions that would otherwise increase the Withdrawal Base outside these limits will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Withdrawal Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the decrease of your Lifetime Withdrawal Percentage associated with declining rider charge increases.

Partial Withdrawals taken during any Contract Year that cumulatively exceed the Free Withdrawal Amount, but do not exceed Lifetime Annual Payments will be free of any applicable CDSC.

Please refer to the Daily +5 Withdrawal Benefit Example Footnotes 4 and 6 in Appendix A for illustrations of withdrawals.

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DEFERRAL BONUS BASE

The Deferral Bonus for Daily +5 is 5%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base during an effective Deferral Bonus Period.

If you elect this rider when the Contract is issued, your Deferral Bonus Base is equal to your initial Premium Payment and any subsequent Premium Payments made during your first Contract Year (without deduction of sales charges, if any). The Deferral Bonus Base will not reset on the Contract Anniversary.

If you are electing this rider after your Contract has been issued the Deferral Bonus Base is equal to your Contract Value on the date the rider is effective. Contract Value and Premium Payments prior to the election of the rider (as well as those values that would have been used to set the Deferral Bonus Base had this rider been elected upon Contract issuance), will be disregarded.

THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE 15TH CONTRACT ANNIVERSARY FOLLOWING THE RIDER EFFECTIVE DATE, ANNUITY COMMENCEMENT DATE, OR WHEN YOU TAKE ANY PARTIAL WITHDRAWAL.

During the Deferral Bonus Period, subsequent Premium Payments will increase your Deferral Bonus Base by the dollar amount of the Premium Payment. The Deferral Bonus Base will not be increased by anything other than subsequent Premium Payments.

Your Deferral Bonus Base can never be less than $0 or more than $10 million. Any activities that would otherwise increase the Deferral Bonus Base above these limits will not be included for any benefits under the rider.

Please refer to the sections entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE MINIMUM INCOME AGE (AGE 55) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE WITHDRAWAL BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS. ADDITIONALLY, IF YOUR CONTRACT VALUE FALLS BELOW THE MINIMUM AMOUNT RULE BEFORE THE RELEVANT COVERED LIFE ATTAINS AGE 55, YOUR LIFETIME ANNUAL PAYMENTS WILL BE REDUCED TO ZERO.

Lifetime Annual Payments are calculated by multiplying your Withdrawal Base by the applicable Lifetime Withdrawal Percentage. The Lifetime Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first Partial Withdrawal.

Prior to your first Partial Withdrawal, your Lifetime Annual Payment is set on each Valuation Day and is equal to your applicable Lifetime Withdrawal Percentage multiplied by your then current Withdrawal Base. Thereafter, your Lifetime Annual Payment may reset on any of the following events:

a)   Contract Anniversary;

b)   The Lifetime Withdrawal Percentage changes;

c)   A subsequent Premium Payment;

d)   An Excess Withdrawal; or

e)   A change of Owner, because of Spousal Contract continuation.

The applicable Lifetime Withdrawal Percentages are as follows:

                                                                        LIFETIME
                                                                  WITHDRAWAL PERCENTAGE
                                                                 -----------------------
                                                    ATTAINED     SINGLE    JOINT/SPOUSAL
                                                       AGE       OPTION       OPTION
                                                 -------------   -------   -------------
                                                     55 - 59      3.5%         3.0%
                                                     60 - 64      4.0%         3.5%
                                                     65 - 74      5.0%         4.5%
                                                     75 - 84      5.5%         5.0%
                                                       85+        6.0%         5.5%

Withdrawals taken prior to age 59 1/2 may be subject to a 10% penalty tax if not taken as part of a substantially equal periodic payment. In order to qualify for the exception to the 10% penalty, a system of substantially equal periodic payments must last until the later of 5 years

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from the date of the first payment or the date you turn 59 1/2. Any modification during this time may result in retroactive taxes. You should discuss any withdrawals prior to age 59 1/2 with your tax adviser.

- Except as provided below, the Lifetime Withdrawal Percentage will be based on the age of the relevant Covered Life at the time of the first Partial Withdrawal. If a Partial Withdrawal HAS NOT been taken, your new Lifetime Withdrawal Percentage will be effective on the last birthday that brought the relevant Covered Life into a new Lifetime Withdrawal Percentage age band; or

- If a Partial Withdrawal HAS been taken, the Lifetime Withdrawal Percentage will be locked at the time of the Partial Withdrawal. The Lifetime Withdrawal Percentage may increase based on the current attained age of the Covered Life provided there is a Step Up and a new age band is reached.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

No. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the rider?" for the effect of Partial Withdrawals. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges (and Premium Tax) deducted and not your Withdrawal Base, Deferral Bonus Base and any future Lifetime Annual Payments.

If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in Section 4.c or one Lifetime Annual Payment) as a result of investment performance or deduction of fees and/or charges, or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below this Minimum Amount Rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

-  You must Transfer your remaining Contract Value to an approved
   Sub-Account(s) and/or Program(s) within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual right to terminate the rider;

-  Lifetime Annual Payments will continue;

-  Step Ups and Deferral Bonuses, if applicable, will no longer apply; and

- All other privileges under the rider will terminate and you will no longer be charged a rider fee, Premium Based Charge or Annual Maintenance Fee.

Once your Contract Value is reduced below the Minimum Amount Rule, any Excess Withdrawal will result in the contract being liquidated and the rider terminating.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change which changes the Covered Life will terminate this rider. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation and the Joint/Spousal option was elected, the rider will not terminate. The rider will terminate on Spousal Contract continuation if the Single Life Option was elected. Please see "Can your Spouse continue your Lifetime Withdrawal Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-  SINGLE LIFE OPTION:

No. This rider terminates upon the death of the Owner however, the Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract.

Once the surviving Spouse is the new Contract Owner, the Spouse may re-elect this rider, subject to the election rules that are then in place.

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-  JOINT/SPOUSAL OPTION:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Withdrawal Base will be equal to the greater of Contract Value or the Withdrawal Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The High Water Mark will be equal to the greater of Contract Value or the High Water Mark on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

-  The Lifetime Annual Payment will be recalculated; and

- The Lifetime Withdrawal Percentage will remain at the current percentage if Partial Withdrawals have commenced; otherwise the Lifetime Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Withdrawal Base. If your Contract reaches the Annuity Commencement Date, your Contract must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. Upon annuitization, your Contract Value, not your Withdrawal Base, will be annuitized. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

-  SINGLE LIFE OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Life. At the death of the Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement, less Premium Tax, minus the sum of all Annuity Payments made.

-  JOINT/SPOUSAL OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Lives. At the death of the second Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement Date, less Premium Tax, minus the sum of all Annuity Payments made.

Should your Contract Value go below our Minimum Amount Rule then in effect, Lifetime Annual Payments will continue as described in this section under "What effect do Partial Withdrawals or full Surrenders have on your benefits under the rider?"

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within Sub-Account(s) and the Fixed Account approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. You must also allocate 20% of your initial and subsequent Premium Payments to the Fixed Account, including C share, which otherwise cannot invest in the Fixed Account. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the Sub-Accounts, the Fixed Account, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments, except in a case where the underlying Sub-Account is liquidated by its Board of Directors or substituted in accordance with an order from the Securities and Exchange Commission. We will give you advance notice of these changes.

You are required to allocate a portion of your initial and subsequent Premium Payments to the Fixed Account (please see Section 3 for more information on the Fixed Account). In that situation, you may not transfer additional amounts in or out of the Fixed Account, even in the event of declining interest rates.

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Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved Sub-Accounts. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any guaranteed minimum death benefit rider, the Investment Restrictions of this rider shall prevail.

IF THE RIDER IS TERMINATED BY US DUE TO A FAILURE TO COMPLY WITH THESE INVESTMENT RESTRICTIONS, YOU WILL HAVE ONE OPPORTUNITY TO REINSTATE THE RIDER BY REALLOCATING YOUR CONTRACT VALUE IN ACCORDANCE WITH THEN PREVAILING INVESTMENT RESTRICTIONS. YOU WILL HAVE A FIVE BUSINESS DAY REINSTATEMENT PERIOD TO DO THIS. THE REINSTATEMENT PERIOD WILL BEGIN UPON TERMINATION OF THE RIDER. YOUR RIGHT TO REINSTATE THE RIDER WILL BE TERMINATED IF DURING THE REINSTATEMENT PERIOD YOU MAKE A SUBSEQUENT PREMIUM PAYMENT, TAKE A PARTIAL WITHDRAWAL, OR MAKE A COVERED LIFE CHANGE. YOUR LIFETIME WITHDRAWAL PERCENTAGE WILL BE RESET TO EQUAL THE LIFETIME WITHDRAWAL PERCENTAGE PRIOR TO TERMINATION UNLESS DURING THE REINSTATEMENT PERIOD THE RELEVANT COVERED LIFE QUALIFIES FOR A NEW AGE BAND.

IF APPLICABLE, YOUR WITHDRAWAL BASE, DEFERRAL BONUS BASE, AND HIGH WATER MARK WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR THE WITHDRAWAL BASE, DEFERRAL BONUS, OR HIGH WATER MARK BASE RESPECTIVELY, PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

It may be presumed that investment in any of the Sub-Account(s) and the Fixed Account could mitigate losses but also hamper potential gains. The approved Sub-Account(s) and the Fixed Account provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an Optional Benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

INVESTMENT RESTRICTIONS MAY REDUCE THE OVERALL VOLATILITY IN INVESTMENT PERFORMANCE. SUCH REDUCED VOLATILITY MAY REDUCE RETURNS ON INVESTMENTS AND MITIGATE OUR GUARANTEE OBLIGATIONS UNDER THE CONTRACT. INVESTMENT RESTRICTIONS DO NOT GUARANTEE REDUCED VOLATILITY.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance or to help protect our ability to provide guarantees under these riders in the future, for example, if there significant changes to mortality assumptions. We also prohibit subsequent Premium Payments if your Contract Value falls below Minimum Contract Value. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. We will not accept Premium Payments after the Annuity Commencement Date. A limitation on subsequent Premium Payments means that you would not be able to increase your Lifetime Annual Payments by making additional deposits into the Contract. We will provide 30 days' written notice in the event we begin limiting subsequent Premium Payments.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- 20% OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS MUST BE ALLOCATED TO THE FIXED ACCOUNT. THE REMAINING 80% OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS MUST BE ALLOCATED AMONGST THE APPROVED SUB-ACCOUNTS IN APPENDIX D. IF YOU BECOME SUBJECT TO THESE INVESTMENT RESTRICTIONS AFTER THE DATE YOUR CONTRACT IS ISSUED (I.E. YOU POST-ISSUE ELECT ONE OF THESE OPTIONAL BENEFITS) THE 20% AND 80% ALLOCATIONS WILL BE BASED ON YOUR CONTRACT VALUE ON THE RIDER EFFECTIVE DATE.

-  The minimum age of any Covered Life when electing this rider is 50.

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- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR ALL BENEFITS WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- We reserve the right to impose a daily Withdrawal Base Cap for new sales only. We do not currently enforce a daily Withdrawal Base Cap.

- If your Contract Value falls below the Minimum Amount Rule before the relevant Covered Life attains age 55, your Lifetime Annual Payment will be reduced to zero.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, violation of the Investment Restrictions and/or if your Contract Value on any Contract Anniversary is reduced below the Minimum Amount Rule and you failed to transfer your remaining Contract Value to approved Sub-Accounts within ten business days. If we terminate the rider, it cannot be re-elected by you.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

- Even though the rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of the rider or if you commence taking Partial Withdrawals prior to your Minimum Income Age. Partial Withdrawals taken prior to the Minimum Income Age are not guaranteed to be available throughout your lifetime. Such Partial Withdrawals will reduce (and may even eliminate) the Withdrawal Base otherwise available to establish lifetime benefits.

- This rider may not be appropriate for you if you are interested in maximizing the Contract's potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income.

-  We may withdraw the rider for new Contract sales at any time.

- Any Excess Withdrawal will trigger a proportionate reduction in your benefit.

- Transfers made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

- When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Owner. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life.

- Not all Annuity Payout Options will provide a stream of income for your lifetime and payments may be less than Lifetime Annual Payments. The amount and duration of an annuity payout will depend on the Annuity Payout Option you elect. You should carefully review the Annuity Payout Options available when making your annuitization election.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IF YOUR LIFETIME ANNUAL PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR SYSTEMATIC WITHDRAWAL PROGRAM TO MAKE LIFETIME ANNUAL PAYMENTS AND YOUR ELIGIBLE LIFETIME ANNUAL PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR SYSTEMATIC WITHDRAWAL PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We may share non-personally identifiable Contract Owner information, such as ages and rider elections, with our affiliates and designees to assist us in managing our risks under the Contracts.

- The purchase of the rider may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax adviser or Financial Intermediary to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- The Daily +5 Withdrawal Benefit is referred to as Enhanced Guaranteed Lifetime Withdrawal Benefit Rider II in your Contract.

- You should consult with your Financial Intermediary for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

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B. DAILY 7 -- DAILY STEP UP WITHDRAWAL BENEFIT

OBJECTIVE

The objective of Daily 7 is to provide longevity protection in the form of Lifetime Annual Payments that may periodically increase based on the daily performance of your Contract and/or Deferral Bonuses.

Before electing Daily 7, you should carefully consider and discuss with your Financial Intermediary which option is right for you. Lifetime Annual Payments are subject to conditions described throughout this section. Please review these conditions carefully.

Please consider the following prior to electing the rider:

- Please note -- 20% of initial and subsequent Premium Payments must be allocated to the Fixed Account.

- The rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of the rider.

-  Excess Withdrawals will reduce the rider's benefit, as described below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The rider provides an opportunity to receive withdrawals in the form of Lifetime Annual Payments until the death of either the first Covered Life (Single Life Option) or the Covered Life that is second to die (Joint/Spousal Option). This rider also provides a Deferral Bonus. Daily 7 provides a 7% annual Deferral Bonus OR market based Step Ups, if greater. A Step Up is the potential increase to your Withdrawal Base, based on market performance.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not PREVIOUSLY elected any Optional Withdrawal Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR WITHDRAWAL BASE, ANNIVERSARY WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or by us. We reserve the right to withdraw this rider for new sales at any time without notice. Such a withdrawal will not affect you if you have already elected to purchase the rider. The maximum age of any Covered Life when electing this rider is 80. The minimum age of any Covered Life when electing this rider is 60.

If you elect this rider after the Contract issue date, and have not previously elected an optional Death Benefit, you will have a one-time opportunity to add Legacy Lock IV concurrently.

We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Lifetime Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying the rider precludes you from electing the Legacy Lock IV rider at a future date. You may only elect Legacy Lock IV at the time you elect this rider. Buying this rider also precludes you from electing any other Withdrawal Benefit.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The rider has a current charge and maximum rider charge and both are based on your Withdrawal Base. We will deduct the rider charge on each Quarterly Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A STEP UP OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge change in which event your Lifetime Withdrawal Percentage will be reduced by 1%. For example, if your Lifetime Withdrawal Percentage would be 5%, but you declined a rider fee change at some point, your Lifetime Withdrawal Percentage will be 4%. This declination is irrevocable and no future Daily 7 Withdrawal Benefit rider fee changes will apply to you. The Rider Charge may also increase if you elect this rider following Spousal Contract continuation, but only if the Single Life option was elected and the rider terminated upon the death of your Spouse.

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If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Withdrawal Base immediately prior to such termination or full Surrender.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes, this rider provides an opportunity to take a maximum withdrawal each year in the form of a Lifetime Annual Payment. We calculate your Lifetime Annual Payments by multiplying your Lifetime Withdrawal Percentage by your Withdrawal Base. The Withdrawal Base will fluctuate as described below.

-  WITHDRAWAL BASE AND ANNIVERSARY WITHDRAWAL BASE

Under Daily 7, we use the Withdrawal Base to calculate your Lifetime Annual Payment. In Daily 7 you receive a 7% Deferral Bonus or a Step Up, whichever is greater. A Step Up is the potential increase to your Withdrawal Base, based on market performance.

Your initial Withdrawal Base and Anniversary Withdrawal Base are equal to your initial Premium Payment (without deduction of sales charges, if any). Your Withdrawal Base and Anniversary Withdrawal Base will fluctuate based on Step Ups, Deferral Bonuses, subsequent Premium Payments, or Excess Partial Withdrawals.

If you are electing this rider after your Contract has been issued, the Withdrawal Base and Anniversary Withdrawal Base will be based on the Contract Value on the date the rider is effective. This may be less than your initial Premium Payment or Contract Value on any day prior to your rider effective date.

Your Withdrawal Base may be reset each Valuation Day following the effective date of the rider until the Owner or the Covered Life is age 95. The reset is equal to the greater of (A), (B) or (C) where:

A = Your Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

B =   Your Contract Value, prior to the deduction of any applicable Rider
      Charge.

C = Your Anniversary Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals, plus the Deferral Bonus, if applicable. The Deferral Bonus is only applicable on the Contract Anniversary and during the Deferral Bonus Period.

Your Anniversary Withdrawal Base may be reset each Contract Anniversary to equal the greater of the Withdrawal Base or the Anniversary Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals. The Anniversary Withdrawal Base includes any applicable Deferral Bonus (the amount added to your Anniversary Withdrawal Base during the Deferral Bonus Period if a Step Up does not occur).

Please refer to the Daily 7 Withdrawal Benefit Example Footnotes 2, 3 and 6 in Appendix A for illustrations of ways that your Withdrawal Base may increase based on a Step Up or Deferral Bonus.

Subsequent Premium Payments increase your Withdrawal Base, Anniversary Withdrawal Base and Contract Value by the dollar amount of that Premium Payment.

Partial Withdrawals reduce your Withdrawal Base and Anniversary Withdrawal Base in different ways depending on whether they are Excess Withdrawals or not:

- Partial Withdrawals that are not Excess Withdrawals will not reduce the Withdrawal Base or Anniversary Withdrawal Base.

- Excess Withdrawals will reduce the Withdrawal Base and Anniversary Withdrawal Base on a proportionate basis. If your Contract Value is less than your Withdrawal Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

Your Withdrawal Base can never be less than $0 or more than $10 million. Any transactions that would otherwise increase the Withdrawal Base outside these limits will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Withdrawal Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the decrease of your Lifetime Withdrawal Percentage associated with declining rider charge increases.

Partial Withdrawals taken during any Contract Year that cumulatively exceed the Free Withdrawal Amount, but do not exceed Lifetime Annual Payments will be free of any applicable CDSC.

Please refer to the Daily 7 Withdrawal Benefit Example Footnotes 5 and 7 in Appendix A for illustrations of different types of withdrawals.

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DEFERRAL BONUS BASE

On each Contract Anniversary during the Deferral Bonus Period, we may apply a Deferral Bonus to your Withdrawal Base. You will not receive a Deferral Bonus if your Step Up (as of the date of your Contract Anniversary) is greater than or equal to your Deferral Bonus Base multiplied by the Deferral Bonus. The Deferral Bonus for Daily 7 is 7%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base during an effective Deferral Bonus Period.

If you elect this rider when the Contract is issued, your Deferral Bonus Base is equal to your initial Premium Payment and any subsequent Premium Payments made during your first Contract Year (without deduction of sales charges, if any). If you are electing this rider after your Contract has been issued the Deferral Bonus Base is equal to your Contract Value on the date the rider is effective. Contract Value and Premium Payments prior to the election of the rider (as well as those values that would have been used to set the Deferral Bonus Base had this rider been elected upon Contract issuance), will be disregarded. Thereafter, your Deferral Bonus Base will be reset on each Contract Anniversary during the Deferral Bonus Period.

If, on your Contract Anniversary, you have a Step Up that is greater than your Deferral Bonus, we will reset your Deferral Bonus Base to equal your Withdrawal Base. If, on your Contract Anniversary, a Step Up does not occur or is less than your Deferral Bonus, your Deferral Bonus Base is not reset.

Please refer to the Daily 7 Withdrawal Benefit Example Footnote 4 in Appendix A for an illustration of a Deferral Bonus Base being reset.

THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE 15TH CONTRACT ANNIVERSARY FOLLOWING THE RIDER EFFECTIVE DATE, THE ANNUITY COMMENCEMENT DATE, OR WHEN YOU TAKE ANY PARTIAL WITHDRAWAL.

During the Deferral Bonus Period, subsequent Premium Payments will increase your Deferral Bonus Base by the dollar amount of the Premium Payment. The Deferral Bonus Base will not be increased by anything other than subsequent Premium Payments.

Your Deferral Bonus Base can never be less than $0 or more than $10 million. Any activities that would otherwise increase the Deferral Bonus Base above these limits will not be included for any benefits under the rider.

Please refer to the sections entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE MINIMUM INCOME AGE (AGE 60) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE WITHDRAWAL BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS. ADDITIONALLY, IF YOUR CONTRACT VALUE FALLS BELOW THE MINIMUM AMOUNT RULE BEFORE THE RELEVANT COVERED LIFE ATTAINS AGE 60, YOUR LIFETIME ANNUAL PAYMENTS WILL BE REDUCED TO ZERO.

Lifetime Annual Payments are calculated by multiplying your Withdrawal Base by the applicable Lifetime Withdrawal Percentage. The Lifetime Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first Partial Withdrawal.

Prior to your first Partial Withdrawal, your Lifetime Annual Payment is set on each Valuation Day and is equal to your applicable Lifetime Withdrawal Percentage multiplied by your then current Withdrawal Base. Thereafter, your Lifetime Annual Payment may reset on any of the following events:

a)   Contract Anniversary;

b)   The Lifetime Withdrawal Percentage changes;

c)   A subsequent Premium Payment;

d)   An Excess Withdrawal; or

e)   A change of Owner, because of Spousal Contract continuation.

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The applicable Lifetime Withdrawal Percentages are as follows:

                                                                        LIFETIME
                                                                  WITHDRAWAL PERCENTAGE
                                                                 -----------------------
                                                    ATTAINED     SINGLE    JOINT/SPOUSAL
                                                       AGE       OPTION       OPTION
                                                 -------------   -------   -------------
                                                     60 - 64      4.0%         3.5%
                                                     65 - 74      5.0%         4.5%
                                                     75 - 84      5.5%         5.0%
                                                       85+        6.0%         5.5%

- Except as provided below, the Lifetime Withdrawal Percentage will be based on the age of the relevant Covered Life at the time of the first Partial Withdrawal. If a Partial Withdrawal HAS NOT been taken, your new Lifetime Withdrawal Percentage will be effective on the last birthday that brought the relevant Covered Life into a new Lifetime Withdrawal Percentage age band; or

- If a Partial Withdrawal HAS been taken, the Lifetime Withdrawal Percentage will be locked at the time of the Partial Withdrawal. The Lifetime Withdrawal Percentage may increase based on the current attained age of the Covered Life provided there is a Step Up and a new age band is reached.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

No. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the rider?" for the effect of Partial Withdrawals. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges (and Premium Tax) deducted and not your Withdrawal Base, Deferral Bonus Base and any future Lifetime Annual Payments.

If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in Section 4.c or one Lifetime Annual Payment) as a result of investment performance or deduction of fees and/or charges, or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below this Minimum Amount Rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

-  You must Transfer your remaining Contract Value to an approved
   Sub-Account(s) and/or Program(s) within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual right to terminate the rider;

-  Lifetime Annual Payments will continue;

-  Step Ups and Deferral Bonuses, if applicable, will no longer apply; and

- All other privileges under the rider will terminate and you will no longer be charged a rider fee, Premium Based Charge or Annual Maintenance Fee.

Once your Contract Value is reduced below the Minimum Amount Rule, any Excess Withdrawal will result in the contract being liquidated and the rider terminating.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change which changes the Covered Life will terminate this rider. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation and the Joint/Spousal option was elected, the rider will not terminate. The rider will terminate on Spousal Contract continuation if the Single Life Option was elected. Please see "Can your Spouse continue your Lifetime Withdrawal Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-  SINGLE LIFE OPTION:

No. This rider terminates upon the death of the Owner however, the Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary.

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The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract.

Once the surviving Spouse is the new Contract Owner, the Spouse may re-elect this rider, subject to the election rules that are then in place.

-  JOINT/SPOUSAL OPTION:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Withdrawal Base will be equal to the greater of Contract Value or the Withdrawal Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The Anniversary Withdrawal Base will be equal to the greater of Contract Value or the Anniversary Withdrawal Base on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

-  The Lifetime Annual Payment will be recalculated; and

- The Lifetime Withdrawal Percentage will remain at the current percentage if Partial Withdrawals have commenced; otherwise the Lifetime Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Withdrawal Base. If your Contract reaches the Annuity Commencement Date, your Contract must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. Upon annuitization, your Contract Value, not your Withdrawal Base, will be annuitized. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

-  SINGLE LIFE OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Life. At the death of the Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement, less Premium Tax, minus the sum of all Annuity Payments made.

-  JOINT/SPOUSAL OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Lives. At the death of the second Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement Date, less Premium Tax, minus the sum of all Annuity Payments made.

Should your Contract Value go below our Minimum Amount Rule then in effect, Lifetime Annual Payments will continue as described in this section under "What effect do Partial Withdrawals or full Surrenders have on your benefits under the rider?"

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within Sub-Account(s) and the Fixed Account approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. You must also allocate 20% of your initial and subsequent Premium Payments to the Fixed Account, including C share, which otherwise cannot invest in the Fixed Account. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the Sub-Accounts, the Fixed Account, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these

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restrictions if a Sub-Account (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments, except in a case where the underlying Sub-Account is liquidated by its Board of Directors or substituted in accordance with an order from the Securities and Exchange Commission. We will give you advance notice of these changes.

You are required to allocate a portion of your initial and subsequent Premium Payments to the Fixed Account (please see Section 3 for more information on the Fixed Account). In that situation, you may not transfer additional amounts in or out of the Fixed Account, even in the event of declining interest rates.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved Sub-Accounts. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any guaranteed minimum death benefit rider, the Investment Restrictions of this rider shall prevail.

IF THE RIDER IS TERMINATED BY US DUE TO A FAILURE TO COMPLY WITH THESE INVESTMENT RESTRICTIONS, YOU WILL HAVE ONE OPPORTUNITY TO REINSTATE THE RIDER BY REALLOCATING YOUR CONTRACT VALUE IN ACCORDANCE WITH THEN PREVAILING INVESTMENT RESTRICTIONS. YOU WILL HAVE A FIVE BUSINESS DAY REINSTATEMENT PERIOD TO DO THIS. THE REINSTATEMENT PERIOD WILL BEGIN UPON TERMINATION OF THE RIDER. YOUR RIGHT TO REINSTATE THE RIDER WILL BE TERMINATED IF DURING THE REINSTATEMENT PERIOD YOU MAKE A SUBSEQUENT PREMIUM PAYMENT, TAKE A PARTIAL WITHDRAWAL, OR MAKE A COVERED LIFE CHANGE. YOUR LIFETIME WITHDRAWAL PERCENTAGE WILL BE RESET TO EQUAL THE LIFETIME WITHDRAWAL PERCENTAGE PRIOR TO TERMINATION UNLESS DURING THE REINSTATEMENT PERIOD THE RELEVANT COVERED LIFE QUALIFIES FOR A NEW AGE BAND.

IF APPLICABLE, YOUR WITHDRAWAL BASE, DEFERRAL BONUS BASE, AND ANNIVERSARY WITHDRAWAL BASE WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR THE WITHDRAWAL BASE, DEFERRAL BONUS BASE, OR ANNIVERSARY WITHDRAWAL BASE RESPECTIVELY, PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

It may be presumed that investment in any of the approved Sub-Account(s) and the Fixed Account could mitigate losses but also hamper potential gains. The approved Sub-Account(s) and the Fixed Account provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an Optional Benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

INVESTMENT RESTRICTIONS MAY REDUCE THE OVERALL VOLATILITY IN INVESTMENT PERFORMANCE. SUCH REDUCED VOLATILITY MAY REDUCE RETURNS ON INVESTMENTS AND MITIGATE OUR GUARANTEE OBLIGATIONS UNDER THE CONTRACT. INVESTMENT RESTRICTIONS DO NOT GUARANTEE REDUCED VOLATILITY.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance or to help protect our ability to provide guarantees under these riders in the future, for example, if there significant changes to mortality assumptions. We also prohibit subsequent Premium Payments if your Contract Value falls below Minimum Contract Value. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. We will not accept Premium Payments after the Annuity Commencement Date. A limitation on subsequent Premium Payments means that you would not be able to increase your Lifetime Annual Payments by making additional deposits into the Contract. We will provide 30 days' written notice in the event we begin limiting subsequent Premium Payments.

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OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- 20% OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS MUST BE ALLOCATED TO THE FIXED ACCOUNT. THE REMAINING 80% OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS MUST BE ALLOCATED AMONGST THE APPROVED SUB-ACCOUNTS IN APPENDIX D. IF YOU BECOME SUBJECT TO THESE INVESTMENT RESTRICTIONS AFTER THE DATE YOUR CONTRACT IS ISSUED (I.E. YOU POST-ISSUE ELECT ONE OF THESE OPTIONAL BENEFITS) THE 20% AND 80% ALLOCATIONS WILL BE BASED ON YOUR CONTRACT VALUE ON THE RIDER EFFECTIVE DATE.

-  The minimum age of any Covered Life when electing this rider is 60.

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR ALL BENEFITS WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- We reserve the right to impose a daily Withdrawal Base Cap for new sales only. We do not currently enforce a daily Withdrawal Base Cap.

- If your Contract Value falls below the Minimum Amount Rule before the relevant Covered Life attains age 60, your Lifetime Annual Payment will be reduced to zero.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, violation of the Investment Restrictions and/or if your Contract Value on any Contract Anniversary is reduced below the Minimum Amount Rule and you failed to transfer your remaining Contract Value to approved Sub-Accounts within ten business days. If we terminate the rider, it cannot be re-elected by you.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

- Even though the rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of the rider or if you commence taking Partial Withdrawals prior to your Minimum Income Age. Partial Withdrawals taken prior to the Minimum Income Age are not guaranteed to be available throughout your lifetime. Such Partial Withdrawals will reduce (and may even eliminate) the Withdrawal Base otherwise available to establish lifetime benefits.

- This rider may not be appropriate for you if you are interested in maximizing the Contract's potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income.

-  We may withdraw the rider for new Contract sales at any time.

- Any Excess Withdrawal will trigger a proportionate reduction in your benefit.

- Transfers made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

- When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Owner. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life.

- Not all Annuity Payout Options will provide a stream of income for your lifetime and payments may be less than Lifetime Annual Payments. The amount and duration of an annuity payout will depend on the Annuity Payout Option you elect. You should carefully review the Annuity Payout Options available when making your annuitization election.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IF YOUR LIFETIME ANNUAL PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR SYSTEMATIC WITHDRAWAL PROGRAM TO MAKE LIFETIME ANNUAL PAYMENTS AND YOUR ELIGIBLE LIFETIME ANNUAL PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR SYSTEMATIC WITHDRAWAL PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We may share non-personally identifiable Contract Owner information, such as ages and rider elections, with our affiliates and designees to assist us in managing our risks under the Contracts.

- The purchase of the rider may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax adviser or Financial Intermediary to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

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- The Daily 7 Withdrawal Benefit is referred to as Enhanced Guaranteed Lifetime Withdrawal Benefit Rider II in your Contract.

- You should consult with your Financial Intermediary for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


7. ADDITIONAL INFORMATION

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT:  Any of the Sub-Accounts or the Fixed Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert Premium Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate Contract Value prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ALLOWABLE WITHDRAWALS: The annual amount available per Contract Year as a Partial Withdrawal under the Legacy Lock IV rider that will not reduce the Enhanced Return of Premium component of that rider.

ANNIVERSARY WITHDRAWAL BASE: The value on any Contract Anniversary during the Deferral Bonus Period used to determine if a reset to the Withdrawal Base will occur, if you have elected the Daily 7 Withdrawal Benefit.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender.

ANNUITANT:  The person on whose life Annuity Payouts are based.

ANNUITY CALCULATION DATE:  The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The first day of the first period for which a distribution is received as an Annuity Payout under the Contract.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date, the death of the Owner or Annuitant.

ANNUITY SERVICE CENTER: Correspondence, service or transaction requests, and inquiries to P.O. Box 758507 Topeka, Kansas, 66675-8507 or via fax 785-286-6104. Please note: Premium payments must be sent to P.O. Box 758502, Topeka, Kansas, 66675-8502. The overnight mailing address is Mail Zone 507, 5801 SW 6th Avenue, Topeka, Kansas 66636 and should only be used for mail delivered via a courier.

BASE RETURN OF PREMIUM: Premium Payments adjusted for Partial Withdrawals. In the case of an Optional Benefit elected after the Contract is issued, Base Return of Premium equals Contract Value on the rider effective date, plus subsequent Premium Payments, adjusted for Partial Withdrawals.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Owner.

CODE:  The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any Annuity Payout due and payable during guaranteed Annuity Payouts. This amount is calculated using the applicable discount rate determined by us for applicable fixed dollar amount Annuity Payouts.

CONTINGENT DEFERRED SALES CHARGE (CDSC): The deferred sales charge, if applicable, that may apply when you make a full Surrender or Partial Withdrawal.

CONTRACT:  The individual Annuity Contract and any endorsements or riders.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

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CONTRACT VALUE: The total value of the Sub-Account and the Fixed Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the lifetime withdrawal feature under the Optional Withdrawal Benefit guaranteed lifetime withdrawal benefit riders.

DEATH BENEFIT: Except as otherwise provided, the amount payable if any Owner, or Annuitant in the case of a non-natural Owner, dies before the Annuity Commencement Date. Where applicable, your Death Benefit includes the standard or an optional Death Benefit.

DEFERRAL BONUS:  A percentage of the Deferral Bonus Base that:

   a) For the Daily 7 Withdrawal Benefit, We may add to your Anniversary Withdrawal Base on each Contract Anniversary during the Deferral Bonus Period.

   b) For the Daily +5 Withdrawal Benefit, We will add to your Withdrawal Base on each Contract Anniversary during the Deferral Bonus Period.

DEFERRAL BONUS PERIOD: The period during which a Deferral Bonus may be added to either your Anniversary Withdrawal Base for the Daily 7 Withdrawal Benefit or your Withdrawal Base for the Daily +5 Withdrawal Benefit.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers into Funds.

ENHANCED RETURN OF PREMIUM: One of two components used to determine the Legacy Lock IV Death Benefit that provides a Death Benefit amount that will not be reduced by Allowable Withdrawals.

EXCESS WITHDRAWALS: The portion of any Partial Withdrawal which, on a cumulative basis with all other Partial Withdrawals in a Contract Year, exceeds the Lifetime Annual Payment. Any Partial Withdrawal taken prior to the Minimum Income Age is considered an Excess Withdrawal. Any Partial Withdrawal taken from a Contract that does not have a Lifetime Annual Payment associated with it is considered an Excess Withdrawal. If an Optional Withdrawal Benefit has been elected, any Partial Withdrawal taken to satisfy the Required Minimum Distribution (RMD) requirements, related to this Contract for either one of the calendar years in which the Contract Year occurs, imposed by federal law will not be considered an Excess Withdrawal.

FINANCIAL INTERMEDIARY: The investment professional through whom you purchase your Contract.

FIXED ACCOUNT: Part of our General Account, where you may allocate all or a portion of your Contract Value. Not all classes of Contracts we offer contain a Fixed Account. The Fixed Account includes the DCA Plus Fixed Account. If you elect certain Optional Benefits, you may be required to allocate a portion of your Premium Payments to the Fixed Account.

FREE WITHDRAWAL AMOUNT (FWA): The amount you may Surrender each Contract Year without incurring a CDSC.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select Sub-Accounts.

GENERAL ACCOUNT: The General Account includes our Company assets, including any money you may have invested in the Fixed Account, if available.

GUARANTEED PAYOUT DURATION: The time period (sometimes referred to as a period certain) specified in Annuity Payout Options Three, Five and Six.

HIGH WATER MARK: The value on any Valuation Day used to determine if a reset to the Withdrawal Base will occur if you have elected Daily +5 Withdrawal Benefit.

IN GOOD ORDER: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Annuity Service Center or via telephone, facsimile or through an internet transaction. Generally, our request for documentation will be considered in good order when we receive all of the requisite information, on the form required by us.

INVESTMENT RESTRICTIONS: The approved Sub-Account(s) and the Fixed Account we may require you to invest in if you elect an Optional Benefit. Please refer to "Are there restrictions on how you must invest?" under each Optional Benefit in Sections 5 and 6.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. Prior to annuitization you may name a Joint Annuitant provided your contract is non-qualified and the owner is a natural owner. You may also change the Joint Annuitant any time prior to annuitization. At annuitization you may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed once the contract has been annuitized.

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LIFETIME ANNUAL PAYMENT: The maximum guaranteed amount that can be withdrawn each Contract Year under an Optional Withdrawal Benefit.

LIFETIME WITHDRAWAL PERCENTAGE: The percentage of your Withdrawal Base that you may withdraw each Contract Year in the form of a Lifetime Annual Payment.

MAXIMUM DAILY VALUE: The highest attained Contract Value prior to the first to occur of the date of death or the oldest Owner's, or Annuitant's in the case of a non-natural Owner, 81st birthday, and adjusted for any Premium Payments and any Partial Withdrawals.

MINIMUM AMOUNT RULE: The greater of Minimum Contract Value or one Lifetime Annual Payment, if applicable.

MINIMUM CONTRACT VALUE: The minimum value your Contract can reach before we have the right to liquidate it. The Minimum Contract Value for your Contract is set forth in your Contract (between $2,500 and $10,000).

MINIMUM INCOME AGE: The Valuation Day when the Covered Life has an attained age of 55 when the Daily +5 Withdrawal Benefit is elected or 60 when the Daily 7 Withdrawal Benefit is elected.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next.

1933 ACT:  The Securities Act of 1933, as amended.

1934 ACT:  The Securities Exchange Act of 1934, as amended.

1940 ACT:  The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

OPTIONAL BENEFIT: Return of Premium III, Legacy Lock IV, Maximum Daily Value III, Daily +5 -- Daily Step Up Withdrawal Benefit, and Daily 7 -- Daily Step Up Withdrawal Benefit.

OPTIONAL WITHDRAWAL BENEFIT: Daily +5 -- Daily Step Up Withdrawal Benefit and Daily 7 -- Daily Step Up Withdrawal Benefit.

PAYEE:  The person or party you designate to receive Annuity Payouts.

PARTIAL WITHDRAWAL: Any withdrawal of a portion of your Contract Value. May be subject to charges, if applicable.

PREMIUM OR PREMIUM PAYMENT: Money sent to us to be invested in your Sub-Accounts and your Fixed Account.

QUARTERLY CONTRACT ANNIVERSARY: Each successive three-month anniversary of the Issue Date of the Contract. If the Quarterly Contract Anniversary falls on a Non-Valuation Day, then the Quarterly Contract Anniversary will be the next Valuation Day.

REMAINING GROSS PREMIUM: Equals the Premium Payments adjusted by Partial Withdrawals. During the CDSC period, Premium Payments will be adjusted for Partial Withdrawals in excess of the FWA; after the CDSC period, Premium Payments will be adjusted for all Partial Withdrawals.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older generally must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must generally begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE:  A person related to a Owner by marriage pursuant to the Code.

STEP UP: A potential increase to your Withdrawal Base prior to the deduction of rider charges based on market performance subject to the applicable Withdrawal Base Cap, if any.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your Sub-Account.

SUB-ACCOUNT VALUE: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER:  A complete withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges and Premium Tax (subject to rounding).

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The New York Stock Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

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VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR:  Forethought Life Insurance Company.

WITHDRAWAL BASE: The amount used to determine the Lifetime Annual Payment and rider charge under an Optional Withdrawal Benefit.

WITHDRAWAL BASE CAP: The maximum percentage the Withdrawal Base may be increased due to a Step Up or a Deferral Bonus under an Optional Withdrawal Benefit.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.


B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

DELAWARE, DISTRICT OF COLUMBIA, MONTANA, NORTH DAKOTA

- Right to Examine and Return this Contract provision of your Contract -- If for any reason you are not satisfied, you may cancel your Contract by returning it within 30 days after you receive it. A written request for cancellation must accompany the Contract. In such an event, we will pay you the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract.

-  The Minimum Contract Value may be increased after the Contract is issued.

- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.

CALIFORNIA

- Right to Examine and Return this Contract provision of your Contract -- If for any reason you are not satisfied, you may cancel the Contract by returning it within 30 days after you receive it. During that 30-day period, your money will be placed in a fixed account or money-market fund, unless you direct that the Premium be invested in a stock or bond portfolio underlying the policy during the 30-day period. If you do not direct that the Premium be invested in a stock or bond portfolio, and if you return the policy within the 30-day period, you will be entitled to a refund of the Premium and any policy fee paid. If you direct that the Premium be invested in a stock or bond portfolio during the 30-day period, and if you return the policy during that period, you will be entitled to a refund of the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract.

- The Annuitant may not be changed at any time if the Owner is a non-natural person, unless the non-natural person is a transferee of a natural person.

- A change in Contract Owner will not terminate an Optional Death Benefit rider.

- The contract maturity date is based on the Owner's age (or Annuitant's age for a non-natural Owner) in effect on the issue date of the Contract.

- The CDSC, known as Surrender Charge in California, will not be waived for Surrenders if you are a patient in a certified long-term care facility or other eligible facility.

-  The Minimum Contract Value may be increased after the contract is issued.

- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.

CONNECTICUT

- Right to Examine and Return this Contract provision of your Contract -- If for any reason you are not satisfied with your purchase, you may cancel the Contract by returning it within 10 days after you receive it. A written request for cancellation must accompany the Contract. In such an event, we will pay you the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract. If you request cancellation before you receive the Contract, any Premium paid will be refunded in full. In such case, we will notify you of your right to receive the Surrender Value in lieu of the Premium in the event that the Surrender Value would provide an amount greater than the Premium. If you choose to Surrender rather than exercise your right to free-look your Contract, any earnings may be subject to taxation, and, if you are under age 591/2, a penalty tax may apply. You should consult with a qualified tax advisor to discuss your options.

- The CDSC will not be waived for Surrenders if you are a patient in a certified long-term care facility or other eligible facility on the issue date of the Contract.

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-  The Minimum Contract Value may be increased after the Contract is issued.

- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.

FLORIDA

- Right to Examine and Return this Contract provision of your Contract -- If for any reason you are not satisfied, you may cancel your Contract by returning it within 30 days after you receive it. A written request for cancellation must accompany the Contract. In such an event, we will pay you the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract.

- If you were age 65 or older on the Contract Issue Date, the CDSC will be capped at 10% or the amount withdrawn. However, the cap does not apply to persons whose net worth or joint net worth with his or her spouse at the time of purchase exceeds $1 million; or the person had an individual income in excess of $200,000 in each of the two most recent years, or joint income with his or her spouse in excess of $300,000 in each of those years, and has a reasonable expectation of reaching the same income level in the current year.

-  The Minimum Contract Value may be increased after the Contract is issued.

- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.

SOUTH DAKOTA

- Right to Examine and Return this Contract provision of your Contract -- If for any reason you are not satisfied, you may cancel the Contract by returning it within 30 days after you receive it. A written request for cancellation must accompany the Contract. In such an event, we will pay you the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract.

- The CDSC will not be waived for Surrenders if you are a patient in a certified long-term care facility or other eligible facility.

-  The Minimum Contract Value may be increased after the Contract is issued.

- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.


C. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. We are subject to various legal proceedings and claims incidental to or arising in the ordinary course of our business. In the future, we may be subject to additional lawsuits, arbitration proceedings and/or regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of our known legal proceedings or claims to result in a material adverse effect on the Company or its Separate Account. Nonetheless, given the indeterminate amounts sought in certain of these proceedings, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows.


D. HOW CONTRACTS ARE SOLD


We have entered into a distribution agreement with our affiliate Global Atlantic Distributors, LLC under which serves as the principal underwriter for the Contracts, which are offered on a continuous basis. Global Atlantic Distributors, LLC is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of Global Atlantic Distributors, LLC is 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089. Global Atlantic Distributors, LLC has entered into selling agreements with affiliated and unaffiliated broker-dealers for the sale of the Contracts. We pay compensation to Global Atlantic Distributors, LLC for sales of the Contracts by broker-dealers. Global Atlantic Distributors, LLC in its role as Principal Underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2016. Contracts will be sold by individuals (Financial Intermediaries) who have been appointed by us as insurance agents and who are investment professionals.


We list below types of arrangements that help to incentivize sales representatives to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could create an incentive for the selling firm or its sales representative to recommend or sell this Contract to you. You may wish to take such incentives into account when considering and evaluating any recommendations relating to this Contract.

Broker-dealers receive commissions from us for selling you this Contract (described below under Commissions). Certain selected broker-dealers also receive additional compensation (described below under Additional Payments). All or a portion of the payments we make to broker-dealers may be passed on to Financial Intermediaries according to a broker-dealer's internal compensation practices.

Affiliated broker-dealers also employ individuals called wholesalers in the sales process, who provide sales support and training to sales representatives. Wholesalers typically receive commissions based on the type of Contract or Optional Benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

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-  COMMISSIONS

Up front commissions paid to broker-dealers generally range from 0% to up to 7.5% of each Premium Payment you make. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to Owners over age 80.

Commission arrangements vary from one broker-dealer to another. We are not involved in determining your Financial Intermediary's compensation. Under certain circumstances, your Financial Intermediary may be required to return all or a portion of the commissions paid.

Check with your Financial Intermediary to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Financial Intermediary (or the broker-dealer with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Financial Intermediary (or the broker-dealer with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Financial Intermediary's (or their broker-dealer's) compensation, may vary by product and over time. Contact an appropriate person at your broker-dealer with whom you can discuss these differences and inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm.

-  ADDITIONAL PAYMENTS

Subject to FINRA and broker-dealer rules, we or our affiliates also pay the following types of fees to, among other things, encourage the sale of this Contract. These additional payments could create an incentive for your Financial Intermediary, and the broker-dealer with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.


ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
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Access                   Access to Financial Intermediaries and/or broker-dealers such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.

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Gifts & Entertainment    Occasional meals and entertainment, tickets to sporting events and other gifts.

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Marketing                Joint marketing campaigns and/or broker-dealer event advertising/participation; sponsorship of broker-
                         dealer sales contests and/or promotions in which participants (including Financial Intermediaries)
                         receive prizes such as travel Awards, merchandise and recognition; client generation expenses.

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Marketing Expense        Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances

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Support                  Sales support through such things as providing hardware and software, operational and systems inte-
                         gration, links to our website from a broker-dealer's websites; shareholder services (including sub-
                         accounting sponsorship of broker-dealer due diligence meetings; and/or expense allowances and reimbursements).

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Training                 Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

------------------------------------------------------------------------------------------------------------------------------------
Visibility               Inclusion of our products on a broker-dealer's preferred list; participation in, or visibility at, national and regional conferences; and/or articles in broker-dealer publications highlighting our products and services.

------------------------------------------------------------------------------------------------------------------------------------
Volume                   Pay for the overall volume of their sales or the amount of money investing in our products.

------------------------------------------------------------------------------------------------------------------------------------


As of December 31, 2016, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our suite of variable annuities: AIG Advisor Group, Inc.; BBVA Compass Investment Solutions; Cambridge Investment Research, Inc.; Capital Investment Companies; Cetera Financial Group; CFD Investments; Commonwealth Financial Network; Corecap Investments, Inc.; ELE Wealth Advisors, Inc.; First Heartland Capital, Inc.; Geneos Wealth Management, Inc.; Infinex Financial Group; Investacorp, Inc.; Investment Professionals, Inc.; J. J. B. Hilliard, W. L. Lyons, LLC; Janney Montgomery Scott LLC; Key Investment Services LLC; KMS Financial Services, Inc.; Lincoln Financial Advisors Corporation; Lincoln Financial Securities Corporation; LPL Financial LLC; Morgan Stanley Smith Barney, LLC; Producers Choice Network; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; RBC Capital Markets, LLC; Securities America, Inc.; Securities Service Network, Inc.; TFS Securities, Inc.; The Huntington Investment Company; Transamerica Financial Advisors, Inc.; Triad Advisors, Inc.; UBS Financial Services Insurance Agency Inc.; Union Bank of CA; U.S. Bancorp Investments, Inc.; and VOYA Financial Advisors, Inc.

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Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


For the fiscal year ended December 31, 2016, Additional Payments did not in the aggregate exceed approximately $4,979,900 (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.16% of average total individual variable annuity assets. Broker-dealers that received Additional Payments in 2016, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


No specific charge is assessed directly to Owners to cover commissions, Additional Payments or Marketing Expense Allowances described above. We do intend to recoup the sales expenses and incentives we pay, however, through fees and charges deducted under the Contract and other revenue sharing arrangements.


E. DELAY OF PAYMENT AND TRANSFERS

If, pursuant to SEC rules, the Invesco V.I. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of such Fund, we will delay payment of any transfer, Partial Withdrawal, full Surrender, or Death Benefit from the Invesco V.I. Government Money Market Fund until the Fund is liquidated.

If you have submitted a check or draft, we have the right to defer payment of Partial Withdrawals, full Surrenders, Death Benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, Partial Withdrawals, full Surrenders, or death benefit proceeds from the Fixed Account for up to six months.

In addition, federal laws designed to counter terrorism and prevent money laundering by criminals might require us to reject a Premium Payment and/or "freeze" an Owner's account. If these laws apply in a particular situation, we would not be able to pay any request for Partial Withdrawals, full Surrenders, or Death Benefits, make transfers or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to government agencies or departments.


8. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your

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responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax adviser, and should notify the Company if you find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1. NON-NATURAL PERSONS AS OWNERS
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2. OTHER OWNERS (NATURAL PERSONS).
A Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        A.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity

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Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

    i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including Surrenders) will be entirely includable in gross income.

    ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full Surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

    iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

        B.   AMOUNTS NOT RECEIVED AS AN ANNUITY

    i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full Surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

    ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or Partial Withdrawal), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

    iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full Surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

    iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

    v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

    vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

        C.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations

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to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        D. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

    i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

    ii. The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a taxpayer becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        F.   REQUIRED DISTRIBUTIONS

    i.  Death of Owner or Primary Annuitant

        Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

        1. If any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Owner, and any change in the primary annuitant shall be treated as the death of the Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

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    ii. Alternative Election to Satisfy Distribution Requirements

        If any portion of the interest of a Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Owner's death.

    iii. Spouse Beneficiary

        If any portion of the interest of a Owner is payable to or for the benefit of his or her Spouse, and the Annuitant is living, such Spouse shall be treated as the Owner of such portion for purposes of Section
        i. above. This Spousal Contract continuation shall apply only once for this Contract.

        G.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        H.   PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash Surrender Value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example -- if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.  DIVERSIFICATION REQUIREMENTS.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the Owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-  no more than 70% is represented by any two investments,

-  no more than 80% is represented by any three investments and

-  no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

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A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the Owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Owners with premiums allocated to affected Funds.

    4. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the Owner, for tax purposes. The IRS has stated in published rulings that a variable Owner will be considered the "owner" of separate account assets for income tax purposes if the Owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable Owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable Owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which Owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the Owner (and not by the insurer) for tax purposes, as if such Owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable Owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a Owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable Owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

   1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

   2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

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E. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

F. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Owner's estate for federal estate tax purposes. Similarly, prior to the Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Owner or (2) a grandchild (or more remote further descendent) of a Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code
Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Owner's lifetime generally is treated as producing an amount received by such Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Owner's gross income, this same income amount could produce a corresponding increase in such Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

G. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

H. MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity policies will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.


INFORMATION REGARDING IRAS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by IRAs. State income tax rules applicable to IRAs may differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners and beneficiaries are encouraged to consult their own tax advisers as to specific tax consequences.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code
Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually

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distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.  SIMPLE IRAS

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Code Section 408(p), under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

5. TAXATION OF AMOUNTS RECEIVED FROM IRAS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

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For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR IRAS

Unlike Non-Qualified Contracts, IRAs are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs").

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

   (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

   (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

   (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

   (iv) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

   (v) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

   (vi) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

   (vii) made an account of an IRS levy on the Qualified Plan under Code
         Section 72(t)(2)(A)(vii); or

   (viii) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

   In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

   (ix) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

   (x) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

   (xi) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both
(a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    b.   RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in an IRA generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2, or

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

   (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

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   (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the Contract Value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's Contract Value, such Contract Value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an Optional Benefit under an IRA may require the RMD amount for such IRA to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR IRAS

Distributions from an IRA generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from an IRA the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rollover rules also apply to (1) transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, (2) Plan distributions of property, (3) distributions from a Roth account in certain Plans, (4) recontributions within 3 years of "qualified hurricane distributions" made before 2007 under Code Section 1400Q(a), (5) transfers from a Traditional or Roth IRA to certain health savings accounts under Code Section 408(d)(9), and (6) obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
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     The Company
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     Safekeeping of Assets
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     Independent Registered Public Accounting Firm
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     Experts
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     Non-Participating
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     Misstatement of Age or Sex
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     Principal Underwriter
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     Additional Payments to Broker-dealers
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PERFORMANCE RELATED INFORMATION
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     Total Return for all Sub-Accounts
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     Yield for Sub-Accounts
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     Money Market Sub-Accounts
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     Additional Materials
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     Performance Comparisons
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FINANCIAL STATEMENTS
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APP A-1


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APPENDIX A -- EXAMPLES

TABLE OF CONTENTS

                                                                                                                         PAGE
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CONTINGENT DEFERRED SALES CHARGE EXAMPLES                                                                             APP A-2
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PREMIUM BASED CHARGE EXAMPLES                                                                                         APP A-8
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RETURN OF PREMIUM III EXAMPLE                                                                                         APP A-8
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LEGACY LOCK IV EXAMPLE                                                                                                APP A-9
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MAXIMUM DAILY VALUE III EXAMPLE                                                                                      APP A-10
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DAILY +5 WITHDRAWAL BENEFIT EXAMPLE                                                                                  APP A-10
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DAILY 7 WITHDRAWAL BENEFIT EXAMPLE                                                                                   APP A-11
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APP A-2


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CONTINGENT DEFERRED SALES CHARGE EXAMPLES (CLASS B SHARES)

All CDSC Examples reflect gross withdrawals that deduct the CDSC from the amount of the Partial Withdrawals requested.

EXAMPLE 1: ILLUSTRATES A PARTIAL WITHDRAWAL THAT IS EQUAL TO THE FREE WITHDRAWAL AMOUNT (FWA) IN A DOWN MARKET. ASSUME A PARTIAL WITHDRAWAL TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values immediately prior to the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $90,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount withdrawn is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $85,000

      -  FWA is $0

EXAMPLE 2: ILLUSTRATES A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA IN A DOWN MARKET AND IMPACTS TO SUBSEQUENT FWA CALCULATIONS. ASSUME A PARTIAL WITHDRAWAL TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values immediately prior to the first Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $90,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

APP A-3


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      -  Contract Value is $85,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL WITHDRAWAL DURING THE SAME CONTRACT YEAR EQUALS $5,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the FWA.

      Values immediately prior to the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $75,000

      -  Earnings are $0

      -  FWA is $0

STEP 3: As the FWA is $0; the entire $5,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $6,667 ($100,000 x [$5,000/$75,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 7.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $500 [7.5% x $6,667].

STEP 6: We deduct the CDSC of $500 from the excess amount $5,000. The amount paid to you is $4,500.

      Values after the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $93,333 ($100,000 - $6,667)

      -  Contract Value is $70,000

      -  FWA is $0

NEXT, ASSUME THAT A THIRD PARTIAL WITHDRAWAL IS TAKEN DURING CONTRACT YEAR 3 FOR AN AMOUNT EQUAL TO $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the FWA.

      Values prior to the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $93,333

      -  Contract Value is $78,000

      -  Earnings are $0

      -  FWA is $5,000

STEP 3: We deduct the available FWA of $5,000; the remaining $10,000 is in excess of the FWA.

APP A-4


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STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $12,785 ($93,333 x [$10,000/$73,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $831 [6.5% x $12,785].

STEP 6: We deduct the CDSC of $831 from the excess amount $10,000, and combine this with your FWA of $5,000. The amount paid to you is $14,169.

      Values after the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $80,548 ($93,333 - $12,785)

      -  Contract Value is $63,000

      -  FWA is $0

EXAMPLE 3: ILLUSTRATES A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA IN AN UP MARKET, THE NON-CUMULATIVE FEATURE OF THE FWA AND IMPACTS TO FUTURE FWA CALCULATIONS. ASSUME A PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 1 FOR $10,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values prior to the first Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $110,000

      -  Earnings are $10,000

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $10,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the first Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $100,000

      -  Contract Value is $100,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 1 FOR $10,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

APP A-5


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STEP 2: Determines that the transaction is in excess of the FWA.

      Values prior to the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $100,000

      -  Earnings are $0

      -  FWA is $0

STEP 3: As the FWA is $0; the entire $10,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $10,000 ($100,000 x [$10,000/$100,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 8.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $850 [8.5% x $10,000].

STEP 6: We deduct the CDSC of $850 from the excess amount $10,000. The amount paid to you is $9,150.

      Values after the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $90,000 ($100,000 - $10,000)

      -  Contract Value is $90,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 3 FOR $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the FWA.

      Values prior to the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $90,000

      -  Contract Value is $99,000

      -  Earnings are $9,000

      -  FWA is $9,000

STEP 3: We deduct the available FWA of $9,000; the remaining $6,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $6,000 ($90,000 x [$6,000/$90,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

APP A-6


--------------------------------------------------------------------------
STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $390 [6.5% x $6,000].

STEP 6: We deduct the CDSC of $390 from the excess amount $6,000, and combine this with your FWA of $9,000. The amount paid to you is $14,610.

      Values after the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $84,000 ($90,000 - $6,000)

      -  Contract Value is $84,000

      -  FWA is $0

EXAMPLE 4: ILLUSTRATES A FULL SURRENDER CALCULATION WITH ONE OF TWO PREMIUMS OUT OF THE APPLICABLE CDSC SCHEDULE. ASSUME TWO PREMIUMS WERE MADE FOR $100,000 EACH INVESTED IN THE SUB-ACCOUNTS. THE FIRST WAS APPLIED AT THE BEGINNING OF CONTRACT YEAR 1, THE SECOND IN THE BEGINNING OF CONTRACT YEAR 3. A FULL SURRENDER IS TAKEN IN CONTRACT YEAR 8.

STEP 1: Your initial Premium of $100,000 is available without a CDSC.

      Values prior to the full Surrender:

      -  Premiums are $200,000

      -  Remaining Gross Premiums is $200,000

           -  Remaining Gross Premium subject to CDSC is $100,000

      -  Contract Value just prior to the full Surrender is $300,000

      -  Earnings are $100,000

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $100,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings.

STEP 2: The full Surrender is in excess of the sum of the FWA of $100,000 plus the amount determined in Step 1 of $100,000.

STEP 3: We deduct the available FWA; the remaining $100,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $100,000 ($100,000 x [$100,000/$100,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 3.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $3,500 [3.5% x $100,000].

STEP 6: We deduct the CDSC of $3,500 from the excess amount $100,000, and combine this with your FWA of $200,000. The amount paid to you is $296,500.

      Values after the full Surrender:

      -  Contract Value is $0

      The Contract is terminated.

APP A-7


--------------------------------------------------------------------------
EXAMPLE 5: ILLUSTRATES A FULL SURRENDER CALCULATION IN A DOWN MARKET. ASSUME $100,000 IS INVESTED IN THE SUB-ACCOUNTS, AND A FULL SURRENDER OCCURS IN CONTRACT YEAR 3.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the full Surrender is in excess of the FWA.

      Values prior to the full Surrender:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value just prior to the full Surrender is $50,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 3: We deduct the available FWA of $5,000; the remaining $45,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $100,000 ($100,000 x [$45,000/$45,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $6,500 [6.5% x $100,000].

STEP 6: We deduct the CDSC of $6,500 from the excess amount $45,000, and combine this with your FWA of $5,000. The amount paid to you is $43,500.

      Values after the full Surrender:

      -  Contract Value is $0

      The Contract is terminated.

EXAMPLE 6: ILLUSTRATES A FULL SURRENDER CALCULATION WITH THE PREMIUM OUT OF THE APPLICABLE CDSC SCHEDULE. ASSUME THE OPTIONAL LIQUIDITY FEATURE WAS SELECTED. ASSUME A SINGLE PREMIUM WAS MADE FOR $100,000 INVESTED IN THE SUB-ACCOUNTS. A FULL SURRENDER IS TAKEN IN CONTRACT YEAR 5.

STEP 1: Your initial Premium of $100,000 is available without a CDSC since the liquidity feature was chosen.

      Values prior to the full Surrender:

      -  Premiums are $100,000

      -  Remaining Gross Premiums is $100,000

      -  Remaining Gross Premium subject to CDSC is $0

      -  Contract Value just prior to the full Surrender is $150,000

      -  Earnings are $50,000

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $50,000

           - Your FWA is the greatest of (1) 5% of total Premiums subject to CDSC, or (2) earnings.

APP A-8


--------------------------------------------------------------------------
STEP 2: As the amount withdrawn is equal to the FWA ($150,000), there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

PREMIUM BASED CHARGE EXAMPLES (CLASS B SHARES)

EXAMPLE 1: ASSUME THAT YOUR INITIAL PREMIUM IS $100,000. NO WITHDRAWALS OCCUR DURING CONTRACT YEAR 1. ON DAY 70 OF CONTRACT YEAR 2 YOU MAKE A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA BY $5,000.

      Upon each Quarterly Contract Anniversary, your annual Premium Based Charge is calculated solely on the Remaining Gross Premium upon each Quarterly Contract Anniversary. As there were no Partial Withdrawals during Contract Year 1, the amount deducted from your Contract Value is $125 [($100,000 x 0.50%)/4] upon each Quarterly Contract Anniversary.

      Upon the Partial Withdrawal in Contract Year 2, the Premium Based Charge is not deducted at the time of the Partial Withdrawal. The Remaining Gross Premium after the Partial Withdrawal is $95,000.

      At the next Quarterly Contract Anniversary, the Premium Based Charge applied to the Remaining Gross Premium is $118.75 [($95,000 x 0.50%)/4].

EXAMPLE 2: ASSUME THAT YOUR INITIAL DEPOSIT INTO YOUR B-SHARE VARIABLE ANNUITY IS $100,000. ON DAY 75 OF CONTRACT YEAR 5 YOU CHOOSE TO SURRENDER YOUR ENTIRE CONTRACT VALUE, WHICH IS EQUAL TO $120,000.

      A prorated Premium Based Charge is assessed upon the full Surrender and the entire Remaining Gross Premium is subject to the charge. The Premium Based Charge is equal to $104.17 [($100,000 x 0.50%)/4 x (75 / 90)]. We would also assess a CDSC on the amount of Remaining Gross Premium subject to CDSC. The CDSC is equal to $4,500 [($120,000 - $20,000)/($120,000 -
      $20,000) x $100,000 x 0.045%] as the $20,000 in earnings is the Free
      Withdrawal Amount that is not subject to a CDSC. Therefore, the Surrender Value of the Contract is $115,395.83 ($120,000 - $104.17 - $4,500).

RETURN OF PREMIUM III EXAMPLE

Assume a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Return of Premium III rider was elected. Hypothetical values for withdrawals, Contract Value and Premium Payments adjusted for Partial Withdrawals are shown as of select dates to illustrate their impact on the Death Benefit. See the footnotes for further details.

                                                                                               PREMIUM
                                                                                              PAYMENTS
                                                                                              ADJUSTED
                                                                            CONTRACT         FOR PARTIAL            DEATH
                              DATE                      WITHDRAWALS         VALUE (1)        WITHDRAWALS           BENEFIT
                -------------------------------------------------------------------------------------------------------------
                            1/1/2014                            0            100,000           100,000             100,000
                -------------------------------------------------------------------------------------------------------------
                            6/2/2014                            0            104,580           100,000             104,580(2)
                -------------------------------------------------------------------------------------------------------------
                           12/31/2014                         500            106,297            99,532(3)          106,297
                -------------------------------------------------------------------------------------------------------------
                            1/1/2015                            0            109,486            99,532             109,486
                -------------------------------------------------------------------------------------------------------------
                            6/2/2015                       10,000             81,202            88,618(4)           88,618
                -------------------------------------------------------------------------------------------------------------
                           12/31/2015                           0             78,766            88,618              88,618
                -------------------------------------------------------------------------------------------------------------

                (1) For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance. Excludes deduction of any applicable Premium Based Charges.

                (2) Death Benefit: The Death Benefit on this day would be the Contract Value because it is the maximum of the Contract Value and Premium Payments adjusted for Partial Withdrawals.

                (3) Partial Withdrawals: Assume you take a Partial Withdrawal of $500 on 12/31/2014. As a result of this Partial Withdrawal, Premium Payments are adjusted by a factor of
                     0.9953. This factor is derived as [1 - (Partial Withdrawal/Contract Value prior to the Partial Withdrawal)] = [1 - (500/106,797)].

                (4) Partial Withdrawals: Assume you take a Partial Withdrawal of $10,000 on 6/2/2015. As a result of this Partial Withdrawal, Premium Payments are adjusted by a factor of
                     0.8904. This factor is derived as [1 - (Partial Withdrawal/Contract Value prior to the Partial Withdrawal)] = [1 - (10,000/91,202)]. Note that because the Contract Value prior to the Partial Withdrawal ($91,202) is less than the prior day's Premium Payments adjusted for Partial Withdrawals ($99,532), the amount of reduction is greater than $10,000.

APP A-9


--------------------------------------------------------------------------
LEGACY LOCK IV EXAMPLE

Assume a contract was issued on 1/1/2014 to a 65 year old with an initial premium of $100,000 and the Legacy Lock IV rider was elected. Hypothetical values for withdrawals, Allowable Withdrawal, Contract Value, Base Return of Premium and Enhanced Return of Premium are shown as of select dates to illustrate their impact on the Death Benefit. See the footnotes for further details.

                                                                                               ENHANCED
                                                      ALLOWABLE    CONTRACT     BASE RETURN    RETURN OF       DEATH
                        DATE          WITHDRAWALS    WITHDRAWAL    VALUE (1)    OF PREMIUM      PREMIUM       BENEFIT
                --------------------------------------------------------------------------------------------------------
                      1/1/2014               0         5,000        100,000       100,000        100,000      100,000
                --------------------------------------------------------------------------------------------------------
                      6/2/2014               0         5,229        104,580       100,000        100,000      104,580(2)
                --------------------------------------------------------------------------------------------------------
                     12/31/2014            500         5,315        106,297        99,532(3)     106,797(4)   106,797
                --------------------------------------------------------------------------------------------------------
                      1/1/2015               0         5,474        109,486        99,532        106,797      109,486
                --------------------------------------------------------------------------------------------------------
                      6/2/2015          10,000         5,185         81,202        88,618(5)     101,159(6)   101,159
                --------------------------------------------------------------------------------------------------------
                     12/31/2015              0         5,185         78,766        88,618        101,159      101,159
                --------------------------------------------------------------------------------------------------------
                      1/1/2044               0         5,185         78,766        88,618              0(7)    88,618(7)
                --------------------------------------------------------------------------------------------------------

                (1) For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance. Excludes deduction of any applicable Premium Based Charges.

                (2) Death Benefit: The Death Benefit on this day would be the Contract Value because it is the maximum of the Contract Value, Base Return of Premium and Enhanced Return of Premium.

                (3) Partial Withdrawals: Assume you take your first Partial Withdrawal of $500 on 12/31/2014. As a result of this Partial Withdrawal, the Base Return of Premium is adjusted by a factor of 0.9953. This factor is derived as [1 - (Partial Withdrawal/Contract Value prior to the Partial Withdrawal)] = [1 - (500/106,797)].

                (4) Enhanced Return of Premium Step-Up: Since the Partial Withdrawal on 12/31/2014 is the first withdrawal, the Enhanced Return of Premium will step up to the Contract Value prior to the withdrawal. The Enhanced Return of Premium is not adjusted down since the Partial Withdrawal does not exceed the Allowable Withdrawal.

                (5) Partial Withdrawals: Assume you take a Partial Withdrawal of $10,000 on 6/2/2015. As a result of this Partial Withdrawal, Base Return of Premium is adjusted by a factor of 0.8904. This factor is derived as [1 - (Partial Withdrawal/Contract Value prior to the Partial Withdrawal)] = [1 - (10,000/91,202)]. Note that because the Contract Value prior to the Partial Withdrawal ($91,202) is less than the prior day's Base Return of Premium ($99,532), the amount of reduction is greater than $10,000.

                (6) Partial Withdrawals: Since the Partial Withdrawal on 6/2/2015 exceeds the Allowable Withdrawal amount, this is considered an Excess Withdrawal. As a result, the Enhanced Return of Premium is adjusted by a proportional factor of
                     0.9472. This factor is derived as (Contract Value after the Partial Withdrawal/Contract Value prior to the Partial Withdrawal less the Allowable Withdrawal) = (81,202)/(91,202 - 5,474).

                (7) Enhanced Return of Premium Termination at Age 90: The Enhanced Return of Premium component reduces to zero on the date the oldest Owner, or Annuitant in the case of a non-natural Owner, attains age 90. This has the effect of providing a Death Benefit that is reduced by all prior Partial Withdrawals, including Allowable Withdrawals, if applicable.

APP A-10


--------------------------------------------------------------------------
MAXIMUM DAILY VALUE III EXAMPLE

Assume a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Maximum Daily Value III rider was elected. Hypothetical values for withdrawals, Contract Value and Maximum Daily Value are shown as of select dates to illustrate their impact on the Death Benefit. See the footnotes for further details.

                                                                          CONTRACT           MAXIMUM             DEATH
                             DATE                      WITHDRAWALS        VALUE (1)        DAILY VALUE          BENEFIT
                -------------------------------------------------------------------------------------------------------
                           1/1/2014                           0            100,000           100,000            100,000
                -------------------------------------------------------------------------------------------------------
                           5/30/2014                          0            100,000           100,000            100,000
                -------------------------------------------------------------------------------------------------------
                           6/2/2014                           0            104,580           104,580(2)         104,580
                -------------------------------------------------------------------------------------------------------
                          12/30/2014                          0            104,580           104,580            104,580
                -------------------------------------------------------------------------------------------------------
                          12/31/2014                        500            106,297           106,297(3)         106,297
                -------------------------------------------------------------------------------------------------------
                           1/1/2015                           0            109,486           109,486            109,486
                -------------------------------------------------------------------------------------------------------
                           6/1/2015                           0             93,063           109,486            109,486
                -------------------------------------------------------------------------------------------------------
                           6/2/2015                      10,000             81,202            97,481(4)          97,481
                -------------------------------------------------------------------------------------------------------
                          12/31/2015                          0             78,766            97,481             97,481
                -------------------------------------------------------------------------------------------------------

                (1) For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance. Excludes deduction of any applicable Premium Based Charges.

                (2) Maximum Daily Value: The Maximum Daily Value steps up to the current Contract Value since it exceeds the prior day's Maximum Daily Value.

                (3) Maximum Daily Value: Assume you take a Partial Withdrawal of $500 on 12/31/2014. Despite the withdrawal, the Maximum Daily Value steps up to the current Contract Value since it exceeds the prior day's Maximum Daily Value.

                (4) Partial Withdrawals: Assume you take a Partial Withdrawal of $10,000 on 6/2/2015. As a result of this Partial Withdrawal, the Maximum Daily Value is adjusted by a factor of 0.8904. This factor is derived as [1 - (Partial Withdrawal/Contract Value prior to the Partial Withdrawal)] = [1 - (10,000/91,202)]. Note that because the Contract Value prior to the Partial Withdrawal ($91,202) is less than the prior day's Maximum Daily Value ($109,486), the amount of reduction is greater than $10,000.

DAILY +5 WITHDRAWAL BENEFIT EXAMPLE

Assume a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Daily +5 (Single Option) rider was elected. The age of the Covered Life is 65 at issue. Hypothetical values for withdrawals, Contract Value and rider benefit amounts are shown as of select dates to illustrate: Step Ups, Deferral Bonuses, Lifetime Annual Payment increases and the impact of non-excess and Excess Withdrawals. See the footnotes for further details.

                                                                                      CONTRACT     DEFERRAL      LIFETIME
                                                       CONTRACT     WITHDRAWAL       VALUE HIGH      BONUS        ANNUAL
                         DATE           WITHDRAWALS    VALUE (1)       BASE          WATER MARK      BASE         PAYMENT
                -----------------------------------------------------------------------------------------------------------
                       1/1/2014                0        100,000        100,000         100,000       100,000       5,000
                -----------------------------------------------------------------------------------------------------------
                       1/2/2014                0        101,200        101,200(2)      101,200       100,000       5,060(2)
                -----------------------------------------------------------------------------------------------------------
                       1/3/2014                0         97,658        101,200         101,200       100,000       5,060
                -----------------------------------------------------------------------------------------------------------
                      12/31/2014               0        102,541        102,541(2)      102,541       100,000       5,127(2)
                -----------------------------------------------------------------------------------------------------------
                       1/1/2015                0        101,515        107,541(3)      102,541       100,000       5,377
                -----------------------------------------------------------------------------------------------------------
                       1/2/2015                0        102,023        107,541         102,541       100,000       5,377
                -----------------------------------------------------------------------------------------------------------
                      12/31/2015               0        115,921        120,921         115,921       100,000       6,046
                -----------------------------------------------------------------------------------------------------------
                       1/1/2016                0        114,762        125,921(3)      115,921       100,000       6,296
                -----------------------------------------------------------------------------------------------------------
                       1/4/2016              500(4)     114,262        125,921         115,921             0(4)    6,296
                -----------------------------------------------------------------------------------------------------------
                      12/31/2016               0        117,690        127,690(5)      117,690             0       6,296(5)
                -----------------------------------------------------------------------------------------------------------
                       1/1/2017                0        116,513        127,690         117,690             0       6,384
                -----------------------------------------------------------------------------------------------------------
                       1/2/2017                0        118,843        128,843         118,843             0       6,384
                -----------------------------------------------------------------------------------------------------------
                       1/3/2017           10,000(6)     108,843        124,701(6)      115,022(6)          0       6,235(6)
                -----------------------------------------------------------------------------------------------------------

                (1) For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance. Excludes deduction of any applicable Premium Based Charges.

APP A-11


--------------------------------------------------------------------------
                (2) Step Ups with Lifetime Annual Payment increases: When the Contract Value exceeds the Withdrawal Base as of the prior Valuation Day, the Withdrawal Base increases. As no Partial Withdrawal has occurred, the Lifetime Annual Payment also increases.

                (3) Deferral Bonus: On each of the first and second Contract Anniversaries, a Deferral Bonus of $5,000 (5% of Deferral Bonus Base) is credited to the Withdrawal Base.

                (4) Non-Excess Withdrawals: Assume you take your first Partial Withdrawal of $500. The Deferral Bonus Period terminates upon the Partial Withdrawal, and the Deferral Bonus Base resets to zero.

                (5) Step Ups without Lifetime Annual Payment increases: Step Ups continue to be credited to the Withdrawal Base, however, following the first Partial Withdrawal, the Lifetime Annual Payment amount does not increase due to the Step Up alone.

                (6) Excess Withdrawals: The Partial Withdrawal in excess of the Lifetime Annual Payment adjusts the Withdrawal Base and the Contract Value High Water Mark by a factor of
                     0.96785. The factor is derived as (Contract Value after the Partial Withdrawal/Contract Value prior to the Partial Withdrawal less the Lifetime Annual Payment) = (108,843) / (108,843 + 10,000 - 6,384). Upon the Excess Withdrawal,
                     the Lifetime Annual Payment is reset. There is zero Available Lifetime Annual Payment for the remainder of the year.

DAILY 7 WITHDRAWAL BENEFIT EXAMPLE

Assumes a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Daily 7 (Single Option) rider was elected. The age of the Covered Life is 65 at issue. Hypothetical values for withdrawals, Contract Value and rider benefit amounts are shown as of select dates to illustrate: Step Ups, Deferral Bonuses, Deferral Bonus Base resets, Lifetime Annual Payment increases and the impact of non-excess and Excess Withdrawals. See the footnotes for further details.

                                                                                     ANNIVERSARY                  LIFETIME
                                                       CONTRACT      WITHDRAWAL      WITHDRAWAL      DEFERRAL      ANNUAL
                         DATE           WITHDRAWALS    VALUE (1)        BASE            BASE        BONUS BASE     PAYMENT
                ------------------------------------------------------------------------------------------------------------
                       1/1/2014                0        100,000        100,000         100,000        100,000       5,000
                ------------------------------------------------------------------------------------------------------------
                       1/2/2014                0        101,200        101,200(2)      100,000        100,000       5,060(2)
                ------------------------------------------------------------------------------------------------------------
                       1/3/2014                0         97,658        101,200         100,000        100,000       5,060
                ------------------------------------------------------------------------------------------------------------
                      12/31/2014               0        102,541        102,541(2)      100,000        100,000       5,127(2)
                ------------------------------------------------------------------------------------------------------------
                       1/1/2015                0        101,515        107,000(3)      107,000        100,000       5,350
                ------------------------------------------------------------------------------------------------------------
                       1/2/2015                0        102,023        107,000         107,000        100,000       5,350
                ------------------------------------------------------------------------------------------------------------
                      12/31/2015               0        115,921        115,921         107,000        100,000       5,796
                ------------------------------------------------------------------------------------------------------------
                       1/1/2016                0        114,762        115,921         115,921        115,921(4)    5,796
                ------------------------------------------------------------------------------------------------------------
                       1/4/2016              500(5)     114,262        115,921         115,921              0(5)    5,796
                ------------------------------------------------------------------------------------------------------------
                      12/31/2016               0        117,690        117,690(6)      115,921              0       5,796(6)
                ------------------------------------------------------------------------------------------------------------
                       1/1/2017                0        116,513        117,690         117,690              0       5,884
                ------------------------------------------------------------------------------------------------------------
                       1/2/2017                0        118,843        118,843         117,690              0       5,884
                ------------------------------------------------------------------------------------------------------------
                       1/3/2017           10,000(7)     108,843        114,513(7)      113,402(7)           0       5,726(7)
                ------------------------------------------------------------------------------------------------------------

                (1) For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance. Excludes deduction of any applicable Premium Based Charges.

                (2) Step Ups with Lifetime Annual Payment increases: When the Contract Value exceeds the Withdrawal Base as of the prior Valuation Day, the Withdrawal Base increases. As no Partial Withdrawal has occurred, the Lifetime Annual Payment also increases.

                (3) Deferral Bonus: On the first Contract Anniversary, the Withdrawal Base is reset to the sum of the Anniversary Withdrawal Base as of the prior Valuation Day ($100,000) plus 7% of the Deferral Bonus Base ($7,000) because that amount exceeds both the Withdrawal Base as of the prior Valuation Day ($102,541) and the current Contract Value ($101,515).

                (4) Deferral Bonus Base reset: On the second Contract Anniversary, the Deferral Bonus Base is reset to the Withdrawal Base because the Withdrawal Base as of the prior Valuation Day ($115,921) exceeds the sum of the Anniversary Withdrawal Base as of the prior Valuation Day ($107,000) plus 7% of the Deferral Bonus Base ($7,000).

APP A-12


--------------------------------------------------------------------------
               (5) Non-Excess Withdrawals: Assume you take your first Partial Withdrawal of $500. The Deferral Bonus Period terminates upon the Partial Withdrawal, and the Deferral Bonus Base resets to zero.

               (6) Step Ups without Lifetime Annual Payment increases: Step Ups continue to be credited to the Withdrawal Base, however, following the first Partial Withdrawal, the Lifetime Annual Payment amount does not increase due to the Step Up alone.

               (7) Excess Withdrawals: The Partial Withdrawal in excess of the Lifetime Annual Payment adjusts the Withdrawal Base and the Anniversary Withdrawal Base by a factor of 0.9636. The factor is derived as (Contract Value after the Partial Withdrawal/Contract Value prior to the Partial Withdrawal less the Lifetime Annual Payment) = (108,843) / (108,843 + 10,000 - 5,884). Upon the Excess Withdrawal, the Lifetime Annual Payment is reset. There is zero Available Lifetime Annual Payment for the remainder of the year.

APP B-1


--------------------------------------------------------------------------
APPENDIX B -- ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.


The following table lists the Condensed Financial Information of Accumulation Units outstanding under the Contracts as of December 31, 2016.



FORERETIREMENT IV VARIABLE ANNUITY
B-SHARE
                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2016
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.351
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    3.658
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   11.281
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    2.595
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.589
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    9.007
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.313
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.408
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.846
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   10.135
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND -- CLASS P2
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.513
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                 2247.989
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.348
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    3.406
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.250
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.258
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK S&P 500 INDEX V.I. FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.841
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    7.824
-----------------------------------------------------------------------------------------------------------------------------------

APP B-2


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2016
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK TOTAL RETURN V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.922
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.113
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO -- CLASS F
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.985
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.449
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO -- CLASS F
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.858
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    2.538
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO -- CLASS F
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   11.923
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   10.801
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO -- CLASS F
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   11.302
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   11.381
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.923
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    5.024
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RISING DIVIDENDS VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.787
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    5.471
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.417
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.061
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.218
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  846.230
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BALANCED MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.093
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  460.827
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.969
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                 1048.262
-----------------------------------------------------------------------------------------------------------------------------------

APP B-3


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2016
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.338
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                 1499.923
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.255
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  478.756
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.074
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                 1317.784
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC MODERATE GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.132
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  563.622
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC PIMCO TACTICAL ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.126
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  297.887
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC SELECT ADVISOR MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.221
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  236.855
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WELLINGTON RESEARCH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.233
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                 1751.872
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WILSHIRE DYNAMIC CONSERVATIVE ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.206
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.059
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WILSHIRE DYNAMIC GLOBAL ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.266
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WILSHIRE DYNAMIC GROWTH ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.425
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.060
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WILSHIRE DYNAMIC MODERATE ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.286
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-4


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2016
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND -- ADVISOR SHARES
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.053
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    2.526
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INCOME FUND -- ADVISOR SHARES
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.146
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    3.551
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.599
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. GLOBAL REAL ESTATE FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.664
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    6.643
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. GOVERNMENT MONEY MARKET FUND -- SERIES I
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.960
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    8.484
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.713
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    5.286
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SHORT DURATION INCOME PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.114
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    2.526
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) BLENDED RESEARCH(R) SMALL CAP EQUITY PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   11.602
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.095
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.271
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.862
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) MID CAP GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.377
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.707
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) MID CAP VALUE PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.844
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.101
-----------------------------------------------------------------------------------------------------------------------------------

APP B-5


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2016
-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.352
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.102
-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   11.504
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.427
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.311
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.054
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO REAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.030
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    3.799
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.985
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    3.801
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT EQUITY INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.992
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.525
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT SMALL CAP VALUE FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   12.596
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.576
-----------------------------------------------------------------------------------------------------------------------------------



FORERETIREMENT IV VARIABLE ANNUITY
C-SHARE
                                                                                                           AS OF DECEMBER 31,
                                                                                                        ---------------------------
SUB-ACCOUNT                                                                                                       2016
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.283
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   11.207
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-6


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2016
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.520
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.245
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.774
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND -- CLASS P2
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.443
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   38.561
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.280
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.182
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK S&P 500 INDEX V.I. FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.770
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK TOTAL RETURN V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.857
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO -- CLASS F
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.919
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO -- CLASS F
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.793
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.026
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO -- CLASS F
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   11.844
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-7


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2016
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO -- CLASS F
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   11.228
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.851
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.728
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RISING DIVIDENDS VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.716
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.123
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.348
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.131
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.150
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.151
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BALANCED MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.026
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   50.411
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.904
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.155
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.270
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.028
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.188
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.311
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.008
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    4.323
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC MODERATE GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.065
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.315
-----------------------------------------------------------------------------------------------------------------------------------

APP B-8


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2016
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC PIMCO TACTICAL ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.059
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.131
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC SELECT ADVISOR MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.154
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.152
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WELLINGTON RESEARCH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.166
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    4.080
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WILSHIRE DYNAMIC CONSERVATIVE ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.139
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WILSHIRE DYNAMIC GLOBAL ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.198
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WILSHIRE DYNAMIC GROWTH ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.356
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WILSHIRE DYNAMIC MODERATE ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.218
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND -- ADVISOR SHARES
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.987
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INCOME FUND -- ADVISOR SHARES
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.079
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.020
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.535
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. GLOBAL REAL ESTATE FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.601
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-9


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2016
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. GOVERNMENT MONEY MARKET FUND -- SERIES I
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.894
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.643
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SHORT DURATION INCOME PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.047
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.130
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) III BLENDED RESEARCH(R) SMALL CAP EQUITY PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   11.525
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.204
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) MID CAP GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.309
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) MID CAP VALUE PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.772
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.284
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   11.428
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.358
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.243
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.128
-----------------------------------------------------------------------------------------------------------------------------------

APP B-10


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2016
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO REAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.974
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.920
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT EQUITY INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.919
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT SMALL CAP VALUE FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   12.514
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP C-1


--------------------------------------------------------------------------
APPENDIX C -- FUND DATA


                                                                INVESTMENT
FUNDING OPTION                                               OBJECTIVE SUMMARY
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Global Real Estate Fund --     Seeks total return through growth of
      Series II                                capital and current income.


------------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Government Money Market        Seeks to provide current income
      Fund -- Series I                         consistent with preservation of capital and
                                               liquidity.

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.
------------------------------------------------------------------------------------------------------------------------------------
   American Century VP Capital                 Seeks capital growth.
      Appreciation Fund -- Class II

------------------------------------------------------------------------------------------------------------------------------------
   American Century VP Value Fund --           Seeks long-term capital growth. Income is
      Class II                                 a secondary objective

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
------------------------------------------------------------------------------------------------------------------------------------
   Asset Allocation Fund -- Class 4            Seeks to provide high total return
                                               (including income and capital gains)
                                               consistent with preservation of capital over
                                               the long term.

------------------------------------------------------------------------------------------------------------------------------------
   Global Growth Fund -- Class 4               Seeks to provide long-term growth of
                                               capital.

------------------------------------------------------------------------------------------------------------------------------------
   Growth Fund -- Class 4                      Seeks to provide growth of capital.


------------------------------------------------------------------------------------------------------------------------------------
   Managed Risk Asset Allocation Fund --       Seeks high total return (including income
      Class P2 (1)                             and capital gains) consistent with
                                               preservation of capital over the long term
                                               while seeking to manage volatility and
                                               provide downside protection.

------------------------------------------------------------------------------------------------------------------------------------
   New World Fund -- Class 4                   Seeks long-term capital appreciation.


------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
   BlackRock Global Allocation V.I. Fund --    Seeks high total investment return.
      Class III

------------------------------------------------------------------------------------------------------------------------------------
   BlackRock S&P 500 Index V.I. Fund --        Seeks investment results that, before
      Class II                                 expenses, correspond to the aggregate
                                               price and yield performance of the
                                               Standard & Poor's 500 Index (the
                                               "S&P 500").

------------------------------------------------------------------------------------------------------------------------------------
   BlackRock Total Return V.I. Fund --         Seeks to maximize total return, consistent
      Class III                                with income generation and prudent
                                               investment management.

------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Calvert VP EAFE International Index         Seeks investment results that correspond
      Portfolio -- Class F                     to the total return performance of
                                               common stocks as represented by the
                                               MSCI EAFE (Standard) Index ("MSCI EAFE
                                               Index").

------------------------------------------------------------------------------------------------------------------------------------

                                                                INVESTMENT
FUNDING OPTION                                              ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Global Real Estate Fund --     Invesco Advisers, Inc.
      Series II                                Sub-advised by Invesco Asset Management
                                               Limited

------------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Government Money Market        Invesco Advisers, Inc.
      Fund -- Series I


------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.
------------------------------------------------------------------------------------------------------------------------------------
   American Century VP Capital                 American Century Investment
      Appreciation Fund -- Class II            Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
   American Century VP Value Fund --           American Century Investment
      Class II                                 Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
------------------------------------------------------------------------------------------------------------------------------------
   Asset Allocation Fund -- Class 4            Capital Research and Management
                                               Company



------------------------------------------------------------------------------------------------------------------------------------
   Global Growth Fund -- Class 4               Capital Research and Management
                                               Company

------------------------------------------------------------------------------------------------------------------------------------
   Growth Fund -- Class 4                      Capital Research and Management
                                               Company

------------------------------------------------------------------------------------------------------------------------------------
   Managed Risk Asset Allocation Fund --       Capital Research and Management
      Class P2 (1)                             Company
                                               Sub-advised by Milliman Financial Risk
                                               Management LLC


------------------------------------------------------------------------------------------------------------------------------------
   New World Fund -- Class 4                   Capital Research and Management
                                               Company

------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
   BlackRock Global Allocation V.I. Fund --    BlackRock Advisors, LLC
      Class III

------------------------------------------------------------------------------------------------------------------------------------
   BlackRock S&P 500 Index V.I. Fund --        BlackRock Advisors, LLC
      Class II




------------------------------------------------------------------------------------------------------------------------------------
   BlackRock Total Return V.I. Fund --         BlackRock Advisors, LLC
      Class III


------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Calvert VP EAFE International Index         Calvert Research and Management
      Portfolio -- Class F




------------------------------------------------------------------------------------------------------------------------------------

APP C-2


--------------------------------------------------------------------------

                                                              INVESTMENT                                  INVESTMENT
FUNDING OPTION                                             OBJECTIVE SUMMARY                          ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
   Calvert VP Investment Grade Bond          Seeks investment results that correspond    Calvert Research and Management
      Index Portfolio -- Class F             to the total return performance of the      Sub-advised by Ameritas Investment
                                             bond market, as represented by the          Partners, Inc.
                                             Barclays U.S. Aggregate Bond Index (the
                                             "Barclays Index").

------------------------------------------------------------------------------------------------------------------------------------
   Calvert VP Russell 2000 Small Cap Index   Seeks investment results that correspond    Calvert Research and Management
      Portfolio -- Class F                   to the investment performance of U.S.       Sub-advised by Ameritas Investment
                                             common stocks, as represented by the        Partners, Inc.
                                             Russell 2000 Index.

------------------------------------------------------------------------------------------------------------------------------------
   Calvert VP S&P MidCap 400 Index           Seeks investment results that correspond    Calvert Research and Management
      Portfolio -- Class F                   to the total return performance of U.S.     Sub-advised by Ameritas Investment
                                             common stocks, as represented by the        Partners, Inc.
                                             S&P MidCap 400 Index.

------------------------------------------------------------------------------------------------------------------------------------
FORETHOUGHT VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic American Funds(R)         Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Managed Risk Portfolio --              income while seeking to manage volatility.  Sub-advised by Milliman Financial Risk
      Class II (1)                                                                       Management LLC and Wilshire Associates
                                                                                         Incorporated

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Balanced Managed Risk     Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Portfolio -- Class II (1)              income while seeking to manage volatility.  Sub-advised by Milliman Financial Risk
                                                                                         Management LLC and BlackRock Financial
                                                                                         Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic BlackRock Global          Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Allocation Managed Risk Portfolio --   income while seeking to manage volatility.  Sub-advised by Milliman Financial Risk
      Class II (1)                                                                       Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Franklin Dividend and     Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Income Managed Risk Portfolio --       income while seeking to manage volatility.  Sub-advised by Franklin Advisory Services,
      Class II (1)                                                                       LLC and Milliman Financial Risk
                                                                                         Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Goldman Sachs Dynamic     Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Trends Allocation Portfolio --         income while seeking to manage volatility.  Sub-advised by Goldman Sachs Asset
      Class II (1)                                                                       Management, L.P.

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Growth Managed Risk       Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Portfolio -- Class II (1)              income while seeking to manage volatility.  Sub-advised by Milliman Financial Risk
                                                                                         Management LLC and BlackRock Financial
                                                                                         Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Moderate Growth           Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Managed Risk Portfolio --              income while seeking to manage volatility.  Sub-advised by Milliman Financial Risk
      Class II (1)                                                                       Management LLC and BlackRock Financial
                                                                                         Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic PIMCO Tactical            Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Allocation Portfolio -- Class II (1)   income while seeking to manage volatility.  Sub-advised by Pacific Investment
                                                                                         Management Company LLC

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Select Advisor Managed    Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Risk Portfolio -- Class II (1)         income while seeking to manage volatility.  Sub-advised by Milliman Financial Risk
                                                                                         Management LLC and Wilshire Associates
                                                                                         Incorporated

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Wellington Research       Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Managed Risk Portfolio --              income while seeking to manage volatility.  Sub-advised by Milliman Financial Risk
      Class II (1)                                                                       Management LLC and Wellington
                                                                                         Management Company LLP

------------------------------------------------------------------------------------------------------------------------------------

APP C-3


--------------------------------------------------------------------------

                                                             INVESTMENT                                    INVESTMENT
FUNDING OPTION                                            OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Wilshire Dynamic         Seeks to provide current income and long-     Global Atlantic Investment Advisors, LLC
      Conservative Allocation Portfolio --  term capital appreciation.                    Sub-advised by Wilshire Associates
      Class II                                                                            Incorporated

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Wilshire Dynamic Global  Seeks to provide long-term capital            Global Atlantic Investment Advisors, LLC
      Allocation Portfolio -- Class II      appreciation and current income.              Sub-advised by Wilshire Associates
                                                                                          Incorporated

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Wilshire Dynamic         Seeks to provide long-term capital            Global Atlantic Investment Advisors, LLC
      Growth Allocation Portfolio --        appreciation.                                 Sub-advised by Wilshire Associates
      Class II                                                                            Incorporated

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Wilshire Dynamic         Seeks to provide long-term capital            Global Atlantic Investment Advisors, LLC
      Moderate Allocation Portfolio --      appreciation and current income.              Sub-advised by Wilshire Associates
      Class II                                                                            Incorporated

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Franklin Income VIP Fund -- Class 4      Seeks to maximize income while                Franklin Advisers, Inc.
                                            maintaining prospects for capital
                                            appreciation.

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Rising Dividends VIP Fund --    Seeks long-term capital appreciation, with    Franklin Advisory Services, LLC
      Class 4                               preservation of capital as an important
                                            consideration.

------------------------------------------------------------------------------------------------------------------------------------
   Templeton Global Bond VIP Fund --        Seeks high current income, consistent with    Franklin Advisers, Inc.
      Class 4                               preservation of capital, with capital
                                            appreciation as a secondary consideration.

------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs High Quality Floating      Seeks to provide a high level of current      Goldman Sachs Asset Management, L.P.
      Rate Fund -- Advisor Shares           income, consistent with low volatility of
                                            principal.

------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Strategic Income           Seeks total return comprised of income        Goldman Sachs Asset Management, L.P.
      Fund -- Advisor Shares                and capital appreciation.

------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Strategic International    Seeks long-term growth of capital.            Goldman Sachs Asset Management, L.P.
      Equity Fund -- Service Shares

------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Bond Debenture Portfolio -- Class VC     Seeks high current income and the             Lord, Abbett & Co. LLC
                                            opportunity for capital appreciation to
                                            produce a high total return.

------------------------------------------------------------------------------------------------------------------------------------
   Short Duration Income Portfolio --       Seeks a high level of income consistent       Lord, Abbett & Co. LLC
      Class VC                              with the preservation of capital.

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Growth Series -- Service Class    Seeks capital appreciation.                   MFS(R) Investment Management

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Mid Cap Growth Series --          Seeks capital appreciation.                   MFS(R) Investment Management
      Service Class

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST III
------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Blended Research(R) Small Cap     Seeks capital appreciation.                   MFS(R) Investment Management
      Equity Portfolio -- Service Class

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Mid Cap Value Portfolio --        Seeks capital appreciation.                   MFS(R) Investment Management
      Service Class

------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Discovery Mid Cap            Seeks capital appreciation.                   OFI Global Asset Management Inc.
      Growth Fund/VA -- Service Shares                                                    Sub-advised by OppenheimerFunds, Inc.

------------------------------------------------------------------------------------------------------------------------------------

APP C-4


--------------------------------------------------------------------------

                                                              INVESTMENT                                     INVESTMENT
FUNDING OPTION                                             OBJECTIVE SUMMARY                             ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street Small Cap         Seeks capital appreciation.                    OFI Global Asset Management Inc.
      Fund(R)/VA -- Service Shares                                                          Sub-advised by OppenheimerFunds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   PIMCO CommodityRealReturn(R)              Seeks maximum real return, consistent          PIMCO
      Strategy Portfolio -- Advisor Class    with prudent investment management.

------------------------------------------------------------------------------------------------------------------------------------
   PIMCO Foreign Bond Portfolio (U.S.        Seeks maximum total return, consistent         PIMCO
      Dollar-Hedged) -- Advisor Class        with preservation of capital and prudent
                                             investment management.

------------------------------------------------------------------------------------------------------------------------------------
   PIMCO Real Return Portfolio -- Advisor    Seeks maximum real return, consistent          PIMCO
      Class                                  with preservation of real capital and
                                             prudent investment management.

------------------------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return Portfolio --           Seeks maximum total return, consistent         PIMCO
      Advisor Class                          with preservation of capital and prudent
                                             investment management.

------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Equity Income Fund --           Seeks capital growth and current income.       Putnam Investment Management, LLC
      Class IB                                                                              Sub-advised by Putnam Investments
                                                                                            Limited

------------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Small Cap Value Fund --         Seeks capital appreciation.                    Putnam Investment Management, LLC
      Class IB                                                                              Sub-advised by Putnam Investments
                                                                                            Limited

------------------------------------------------------------------------------------------------------------------------------------



(1)  This Fund employs a managed volatility strategy.

APP D-1


--------------------------------------------------------------------------


APPENDIX D -- OPTIONAL BENEFIT INVESTMENT RESTRICTIONS



                    DAILY +5, DAILY 7, AND LEGACY LOCK IV

20% of initial and subsequent Premium Payments must be allocated to the Fixed Account. The remaining 80% of initial and subsequent Premium Payments must be allocated amongst the below approved Sub-Accounts. If you become subject to these Investment Restrictions after the date your Contract is issued (i.e. you post-issue elect one of these Optional Benefits) the 20% and 80% allocations will be based on your Contract Value on the rider effective date.


ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE FEE FOR INVESTING IN THE FIXED ACCOUNT, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCOUNT CREDITED RATES. AMOUNTS ALLOCATED TO THE FIXED ACCOUNT AND ANY INTEREST ACCRUING ON THOSE AMOUNTS MAY NOT BE TRANSFERRED OUT OF THE FIXED ACCOUNT TO THE SUB-ACCOUNTS.



                 DAILY +5, DAILY 7, RETURN OF PREMIUM III,
                 LEGACY LOCK IV, AND MAXIMUM DAILY VALUE III

If you elected Daily +5, Daily 7, Return of Premium III, Legacy Lock IV, or Maximum Daily Value III you must allocate your Contract Value to one or more of the approved Sub-Accounts below. If you have elected Daily +5 or Daily 7 along with Return of Premium III, Legacy Lock IV, or Maximum Daily Value III, the Investment Restrictions for Daily +5 or Daily 7 will prevail.

                            APPROVED SUB-ACCOUNTS

American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund

Global Atlantic American Funds(R) Managed Risk Portfolio


Global Atlantic Balanced Managed Risk Portfolio


Global Atlantic BlackRock Global Allocation Managed Risk Portfolio


Global Atlantic Franklin Dividend and Income Managed Risk Portfolio


Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio


Global Atlantic Growth Managed Risk Portfolio


Global Atlantic Moderate Growth Managed Risk Portfolio


Global Atlantic PIMCO Tactical Allocation Portfolio


Global Atlantic Select Advisor Managed Risk Portfolio


Global Atlantic Wellington Research Managed Risk Portfolio

To obtain a Statement of Additional Information, please complete the form below and mail to:

          Forethought Life Insurance Company
          Annuity Service Center
          P.O. Box 758507
          Topeka, Kansas 66675-8507

Please send a Statement of Additional Information to me at the following address:




----------------------------------------------------------------------
                                    Name



----------------------------------------------------------------------
                                   Address



----------------------------------------------------------------------
   City/State                                         Zip Code

Contract Name
Issue Date

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                             SEPARATE ACCOUNT A
                     FORETHOUGHT LIFE INSURANCE COMPANY
                            10 WEST MARKET STREET
                                 SUITE 2300
                           INDIANAPOLIS, IN 46204
                               1-866-645-2449


                     FORERETIREMENT IV VARIABLE ANNUITY

This Statement of Additional Information contains additional information to the Prospectus for the individual deferred flexible premium variable annuity contract ("Contract"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy by writing us at our Annuity Service Center or calling the toll-free number shown above.


Dated: May 1, 2017


TABLE OF CONTENTS


GENERAL INFORMATION                                                                                                               2
-----------------------------------------------------------------------------------------------------------------------------------
     The Company                                                                                                                  2
-----------------------------------------------------------------------------------------------------------------------------------
     Safekeeping of Assets                                                                                                        2
-----------------------------------------------------------------------------------------------------------------------------------
     Independent Registered Public Accounting Firm                                                                                2
-----------------------------------------------------------------------------------------------------------------------------------
     Experts                                                                                                                      2
-----------------------------------------------------------------------------------------------------------------------------------
     Non-Participating                                                                                                            2
-----------------------------------------------------------------------------------------------------------------------------------
     Misstatement of Age or Sex                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------------------
     Principal Underwriter                                                                                                        2
-----------------------------------------------------------------------------------------------------------------------------------
     Additional Payments to Broker-dealers                                                                                        2
-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                                   3
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return for all Sub-Accounts                                                                                            3
-----------------------------------------------------------------------------------------------------------------------------------
     Yield for Sub-Accounts                                                                                                       3
-----------------------------------------------------------------------------------------------------------------------------------
     Money Market Sub-Accounts                                                                                                    4
-----------------------------------------------------------------------------------------------------------------------------------
     Additional Materials                                                                                                         4
-----------------------------------------------------------------------------------------------------------------------------------
     Performance Comparisons                                                                                                      4
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                                            F-1
-----------------------------------------------------------------------------------------------------------------------------------

2


--------------------------------------------------------------------------

GENERAL INFORMATION


THE COMPANY

We are a life insurance company engaged in the business of writing life insurance and individual variable, fixed and fixed indexed annuities. Forethought Life Insurance Company is authorized to do business in 49 states of the United States, the District of Columbia and Puerto Rico. Forethought Life Insurance Company was incorporated under the laws of Indiana on July 10, 1986. We have offices located in Indianapolis and Batesville, Indiana, Houston, Texas, Simsbury, Connecticut and Berwyn, Pennsylvania. Forethought Life Insurance Company is ultimately controlled by Global Atlantic Financial Group Limited.


SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, MA 02210.




EXPERTS



The statutory financial statements and supplemental schedules of Forethought Life Insurance Company and the financial statements of Forethought Life Insurance Company Separate Account A as of December 31, 2016 and for the period then ended, included in this Statement of Additional Information, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Owner or Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Global Atlantic Distributors, LLC. Global Atlantic Distributors, LLC serves as Principal Underwriter for the securities issued with respect to the Separate Account. Global Atlantic Distributors, LLC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. Global Atlantic Distributors, LLC is ultimately controlled by Global Atlantic Financial Group Limited.


Forethought currently pays Global Atlantic Distributors, LLC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to Global Atlantic Distributors, LLC in its role as Principal Underwriter has been 2016: $34,298,366; 2015:
$64,392,946; and 2014: $72,334,197. Fees paid to the Principal Underwriter and its wholesalers may vary based on the product and share class sold.



ADDITIONAL PAYMENTS TO BROKER-DEALERS


As stated in the prospectus, we (or our affiliates) may pay Additional Payments to Financial Intermediaries in the future. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments with at least a $100 value in 2016 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists: AIG Advisor Group, Inc.; Arvest Asset Management; Bank Insurance & Securities; Cambridge Investment Research, Inc.; Capital Investment Companies; Centaurus Financial, Inc.; Central Financial Group; Cetera Advisor Networks LLC; Cetera Advisors LLC; Cetera Financial Group; Cetera Investment Services LLC; Citizens Securities, Inc.; Commerce Brokerage Services, Inc.; Commonwealth Financial Network; Envestnet

3


--------------------------------------------------------------------------

Asset Management Inc.; Fifth Third Securities, Inc.; First Citizens Investor Services, Inc.; Friends of Raymond James, Inc.; FSC Securities Corporation; FTB Advisors, Inc.; HBW Securities LLC; H.D. Vest Investment Services; Independent Financial Group, LLC; Infinex Financial Group; Investacorp, Inc.; Investment Professionals, Inc.; J. W. Cole Financial, Inc.; Janney Montgomery Scott LLC; Key Investment Services LLC; KMS Financial Services, Inc.; Kovack Securities, Inc.; Lincoln Financial Advisors Corporation; Lincoln Investment Planning, Inc.; LPL Financial LLC; Morgan Stanley Smith Barney, LLC; Newbridge Securities Corporation; Packerland Brokerage Services, Inc.; Parkland Securities, LLC; Parsonex Securities, Inc.; People's Securities, Inc.; Producers Choice Network; Questar Capital Corporation; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; RBC Capital Markets, LLC; Robert W. Baird & Co. Incorporated; Royal Alliance Associates, Inc.; SagePoint Financial, Inc.; Securities America, Inc.; Sigma Financial Corporation; Sterne, Agee & Leach, Inc.; SunTrust Bank; TFS Securities, Inc.; The Huntington Investment Company; Transamerica Financial Advisors, Inc.; Triad Advisors, Inc.; UBS Financial Services Insurance Agency Inc.; United Planners Financial Services of America;
U. S. Bancorp Investments, Inc.; VOYA Financial Advisors, Inc.; VSR Financial Services, Inc.; and Woodbury Financial Services, Inc.



PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, the Total Annual Fund Operating Expenses, applicable Sales Charges, Premium Based Charges, if applicable, Separate Account Annual Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for Optional Benefit riders.

The formula we use to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee, or Sales Charges. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for Optional Benefits or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties).


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is:

                       YIELD =2[ (a - b +1)^(6) - 1].
                                   ____
                                     cd

In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

4


--------------------------------------------------------------------------

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.


ADDITIONAL MATERIALS

We may provide information on various topics to Owners and prospective Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing and dollar cost averaging), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

FORETHOUGHT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

FINANCIAL STATEMENTS

Year Ended December 31, 2016

WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



--------------------------------------------------------------------------------
                                    SA-1

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  FINANCIAL STATEMENTS
  YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                  CONTENTS

Report of Independent Registered Public Accounting Firm...............................................................     SA-3

Audited Financial Statements

Statements of Net Assets..............................................................................................     SA-5

Statements of Operations..............................................................................................    SA-31

Statements of Changes in Net Assets...................................................................................    SA-57

Notes to Financial Statements.........................................................................................    SA-99

   Note 1 -- Organization.............................................................................................    SA-99

   Note 2 -- Summary of Significant Accounting Policies...............................................................   SA-106

   Note 3 -- Expenses and Related Party Transactions..................................................................   SA-108

   Note 4 -- Changes In Units Outstanding.............................................................................   SA-110

   Note 5 -- Purchases and Sales of Investments.......................................................................   SA-114

   Note 6 -- Financial Highlights.....................................................................................   SA-117



--------------------------------------------------------------------------------
                                    SA-2

[PWC_K_LOGO]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


  TO THE BOARD OF DIRECTORS OF FORETHOUGHT LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF
  FORETHOUGHT LIFE INSURANCE COMPANY
  SEPARATE ACCOUNT A OF FORETHOUGHT LIFE INSURANCE COMPANY:
--------------------------------------------------------------------------------


In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of AB VPS Global Bond Portfolio, AB VPS Growth and Income Portfolio, AB VPS Real Estate Investment Portfolio, American Century VP Capital Appreciation Fund, American Century VP Growth Fund, American Century VP Income and Growth Fund, American Century VP Mid Cap Value, American Century VP Value Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth, American Funds Bond Fund, American Funds Capital Income Builder, American Funds Global Growth and Income Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Managed Risk Asset Allocation Fund, American Funds New World Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Total Return V.I. Fund, BlackRock U.S. Government Bond V.I. Fund, Calvert VP EAFE International Index Portfolio, Calvert VP Investment Grade Bond Index Portfolio, Calvert VP Nasdaq 100 Index Portfolio, Calvert VP Russell 2000 Small Cap Index Portfolio, Calvert VP S&P MidCap 400 Index Portfolio, Catalyst Dividend Capture VA Fund, Catalyst Insider Buying VA Fund, FT VIP Franklin Global Real Estate VIP Fund, FT VIP Franklin Income VIP Fund, FT VIP Franklin Mutual Global Discovery VIP Fund, FT VIP Franklin Mutual Shares VIP Fund, FT VIP Franklin Rising Dividends VIP Fund, FT VIP Franklin Small Cap Value VIP Fund, FT VIP Franklin Strategic Income VIP Fund, FT VIP Templeton Foreign Securities Fund, FT VIP Templeton Global Bond Securities Fund, FT VIP Templeton Growth Securities Fund, Global Atlantic American Funds Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Motif Aging of America Portfolio, Global Atlantic Motif Real Estate Trends Portfolio, Global Atlantic Motif Technological Innovations Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, Global Atlantic Wellington Research Managed Risk Portfolio, Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio, Global Atlantic Wilshire Dynamic Global Allocation Portfolio, Global Atlantic Wilshire Dynamic Growth Allocation Portfolio, Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio, Goldman Sachs VIT Core Fixed Income Fund, Goldman Sachs VIT Global Trends Allocation Fund, Goldman Sachs VIT Growth Opportunities Fund, Goldman Sachs VIT High Quality Floating Rate Fund, Goldman Sachs VIT Mid Cap Value Fund, Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT Strategic Income Fund, Goldman Sachs VIT Strategic International Equity Fund, Goldman Sachs VIT U.S. Equity Insights Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Portfolio Diversifier HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Value HLS Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Comstock Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Equity and Income Fund, Invesco V.I. Global Real Estate, Invesco V.I. Government Money Market Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Ivy Funds VIP Asset Strategy, Ivy Funds VIP Core Equity, Ivy Funds VIP International Core Equity, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Value, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Fundamental Equity Portfolio, Lord Abbett Growth Opportunities Portfolio, Lord Abbett Mid Cap Stock Portfolio, Lord Abbett Short Duration Income Portfolio, MFS(R) Blended Research Core Equity Portfolio, MFS(R) Blended Research Small Cap Equity Portfolio, MFS(R) Global Real Estate Portfolio, MFS(R) Growth Series, MFS(R) International Value Portfolio, MFS(R) Investors Trust Series, MFS(R) Mid Cap Growth Series, MFS(R) Mid Cap Value Portfolio, MFS(R) New Discovery Series, MFS(R) Research International Portfolio, MFS(R) Total Return Bond Series, MFS(R) Utilities Series, MFS(R) Value Series, Oppenheimer Discovery Mid Cap Growth Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Global Multi-Alternatives Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund/(R)VA, PIMCO All Asset Portfolio, PIMCO CommodityRealReturn Strategy Portfolio, PIMCO Emerging Markets Bond Portfolio, PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO Global Multi-Asset Managed Allocation Portfolio, PIMCO Real Return Portfolio, PIMCO StocksPLUS Global Portfolio, PIMCO Total Return Portfolio, PIMCO Unconstrained Bond Portfolio, Putnam VT Absolute Return 500 Fund, Putnam VT American Government Income Fund, Putnam VT Equity Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT Income Fund, Putnam VT International Value Fund,


--------------------------------------------------------------------------------
                                    SA-3

[PWC_K_LOGO]
Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund, TOPS(R) Managed Risk Balanced ETF Portfolio, TOPS(R) Managed Risk Growth ETF Portfolio and TOPS(R) Managed Risk Moderate Growth ETF Portfolio (the "Sub-Accounts of the Separate Account") constituting the Forethought Life Insurance Company Separate Account A (the "Separate Account") as of December 31, 2016, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agent and managing company, provide a reasonable basis for our opinion.


[PRICEWATER_COOPER_LLP_K_SIG]

Boston, MA
April 6, 2017

PricewaterhouseCoopers LLP, 101 Seaport
Boston, MA 02210
T: 617-530-5000, F: 617-530-5001, www.pwc.com




--------------------------------------------------------------------------------
                                    SA-4

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                      AB VPS GLOBAL BOND         AB VPS GROWTH AND
                                                                           PORTFOLIO             INCOME PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                  3,871  $                  4,313
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                     3,871                     4,313
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                     3,871                     4,313
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                     3,871                     4,313
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                       373                       392

Investments in shares of the Underlying Funds, at cost...........  $                  3,836  $                  4,119
Underlying Fund shares held......................................                       380                       140

                                                                                                AMERICAN CENTURY VP
                                                                      AB VPS REAL ESTATE       CAPITAL APPRECIATION
                                                                     INVESTMENT PORTFOLIO              FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 18,907  $                 42,656
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    18,907                    42,656
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    18,907                    42,656
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    18,907                    42,656
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                     1,714                     4,126

Investments in shares of the Underlying Funds, at cost...........  $                 20,137  $                 43,493
Underlying Fund shares held......................................                     2,040                     3,064


                                                                      AMERICAN CENTURY VP
                                                                          GROWTH FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,874,256
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 2,874,256
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,874,256
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                 2,874,256
                                                                   ========================

   Units outstanding, December 31, 2016..........................                   210,308

Investments in shares of the Underlying Funds, at cost...........  $              2,722,691
Underlying Fund shares held......................................                   216,925


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-5

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                      AMERICAN CENTURY VP
                                                                       INCOME AND GROWTH        AMERICAN CENTURY VP
                                                                             FUND                  MID CAP VALUE
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 66,120   $             2,227,335
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    66,120                 2,227,335
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    66,120                 2,227,335
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    66,120                 2,227,335
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                     5,908                   155,863

Investments in shares of the Underlying Funds, at cost...........  $                 65,271   $             1,980,438
Underlying Fund shares held......................................                     7,094                   105,411


                                                                      AMERICAN CENTURY VP      AMERICAN FUNDS ASSET
                                                                          VALUE FUND              ALLOCATION FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,737,112  $                834,032
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,737,112                   834,032
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,737,112                   834,032
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,737,112                   834,032
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                   134,225                    78,180

Investments in shares of the Underlying Funds, at cost...........  $              1,512,227  $                812,434
Underlying Fund shares held......................................                   165,597                    38,919

                                                                        AMERICAN FUNDS
                                                                     BLUE CHIP INCOME AND
                                                                            GROWTH
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,035,409
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,035,409
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,035,409
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,035,409
                                                                   ========================

   Units outstanding, December 31, 2016..........................                    88,937

Investments in shares of the Underlying Funds, at cost...........  $                987,862
Underlying Fund shares held......................................                    77,327


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-6

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                 AMERICAN FUNDS
                                                                        AMERICAN FUNDS           CAPITAL INCOME
                                                                           BOND FUND                 BUILDER
                                                                   -----------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $               136,901  $                253,380
   Investment income receivable..................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................                  136,901                   253,380
                                                                   =======================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                  136,901                   253,380
   Payout reserves...............................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................                  136,901                   253,380
                                                                   =======================  ========================

   Units outstanding, December 31, 2016..........................                   13,511                    24,920

Investments in shares of the Underlying Funds, at cost...........  $               140,969  $                257,628
Underlying Fund shares held......................................                   12,795                    26,813

                                                                        AMERICAN FUNDS
                                                                       GLOBAL GROWTH AND         AMERICAN FUNDS
                                                                          INCOME FUND          GLOBAL GROWTH FUND
                                                                   ------------------------  -----------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,102,737  $                28,041
   Investment income receivable..................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                 2,102,737                   28,041
                                                                   ========================  =======================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,102,737                   28,041
   Payout reserves...............................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                 2,102,737                   28,041
                                                                   ========================  =======================

   Units outstanding, December 31, 2016..........................                   187,148                    2,777

Investments in shares of the Underlying Funds, at cost...........  $              2,053,253  $                28,622
Underlying Fund shares held......................................                   163,129                    1,178


                                                                        AMERICAN FUNDS
                                                                          GROWTH FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              8,285,169
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 8,285,169
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 8,285,169
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                 8,285,169
                                                                   ========================

   Units outstanding, December 31, 2016..........................                   609,723

Investments in shares of the Underlying Funds, at cost...........  $              8,837,079
Underlying Fund shares held......................................                   124,758


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-7

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                        AMERICAN FUNDS            AMERICAN FUNDS
                                                                      GROWTH-INCOME FUND        INTERNATIONAL FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $             8,271,657  $              2,216,423
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 8,271,657                 2,216,423
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 8,271,657                 2,216,423
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 8,271,657                 2,216,423
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                   626,889                   209,482

Investments in shares of the Underlying Funds, at cost...........   $             8,746,403  $              2,544,905
Underlying Fund shares held......................................                   189,153                   133,199

                                                                        AMERICAN FUNDS
                                                                      MANAGED RISK ASSET          AMERICAN FUNDS
                                                                        ALLOCATION FUND           NEW WORLD FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $           666,321,200  $                684,290
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................               666,321,200                   684,290
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................               666,321,200                   684,290
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................               666,321,200                   684,290
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                59,585,124                    71,214

Investments in shares of the Underlying Funds, at cost...........   $           660,787,672  $                746,216
Underlying Fund shares held......................................                55,480,533                    35,074


                                                                        BLACKROCK BASIC
                                                                        VALUE V.I. FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 51,696
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                    51,696
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    51,696
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                    51,696
                                                                   ========================

   Units outstanding, December 31, 2016..........................                     4,569

Investments in shares of the Underlying Funds, at cost...........  $                 49,187
Underlying Fund shares held......................................                     3,428


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-8

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                       BLACKROCK CAPITAL         BLACKROCK EQUITY
                                                                    APPRECIATION V.I. FUND      DIVIDEND V.I. FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,660,787   $             2,225,948
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,660,787                 2,225,948
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,660,787                 2,225,948
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,660,787                 2,225,948
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                   134,507                   166,137

Investments in shares of the Underlying Funds, at cost...........  $              1,731,538   $             2,108,621
Underlying Fund shares held......................................                   194,017                   199,995

                                                                       BLACKROCK GLOBAL        BLACKROCK HIGH YIELD
                                                                     ALLOCATION V.I. FUND            V.I. FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              3,534,094  $              1,072,043
   Investment income receivable..................................                        --                     4,843
                                                                   ------------------------  ------------------------
   Net assets....................................................                 3,534,094                 1,076,886
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 3,534,094                 1,076,886
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 3,534,094                 1,076,886
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                   327,880                    98,112

Investments in shares of the Underlying Funds, at cost...........  $              3,834,343  $              1,097,080
Underlying Fund shares held......................................                   264,330                   148,072

                                                                         BLACKROCK S&P
                                                                      500 INDEX V.I. FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                300,589
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   300,589
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   300,589
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                   300,589
                                                                   ========================

   Units outstanding, December 31, 2016..........................                    27,452

Investments in shares of the Underlying Funds, at cost...........  $                303,590
Underlying Fund shares held......................................                    15,220


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-9

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                  BLACKROCK U.S.
                                                                        BLACKROCK TOTAL           GOVERNMENT BOND
                                                                       RETURN V.I. FUND              V.I. FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                986,414  $                309,018
   Investment income receivable..................................                     1,616                       359
                                                                   ------------------------  ------------------------
   Net assets....................................................                   988,030                   309,377
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   988,030                   309,377
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   988,030                   309,377
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                    97,635                    30,797

Investments in shares of the Underlying Funds, at cost...........  $              1,016,823  $                315,142
Underlying Fund shares held......................................                    84,671                    30,385

                                                                        CALVERT VP EAFE             CALVERT VP
                                                                      INTERNATIONAL INDEX        INVESTMENT GRADE
                                                                           PORTFOLIO           BOND INDEX PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 24,887  $                104,942
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    24,887                   104,942
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    24,887                   104,942
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    24,887                   104,942
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                     2,513                    10,495

Investments in shares of the Underlying Funds, at cost...........  $                 25,041  $                110,702
Underlying Fund shares held......................................                       330                     1,931

                                                                          CALVERT VP
                                                                          NASDAQ 100
                                                                        INDEX PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $               982,341
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   982,341
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   982,341
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                   982,341
                                                                   ========================

   Units outstanding, December 31, 2016..........................                    92,966

Investments in shares of the Underlying Funds, at cost...........   $               944,016
Underlying Fund shares held......................................                    19,619


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-10

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                          CALVERT VP                CALVERT VP
                                                                    RUSSELL 2000 SMALL CAP        S&P MIDCAP 400
                                                                        INDEX PORTFOLIO           INDEX PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $               150,340  $                167,757
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   150,340                   167,757
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   150,340                   167,757
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   150,340                   167,757
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                    12,641                    14,736

Investments in shares of the Underlying Funds, at cost...........   $               160,143  $                170,141
Underlying Fund shares held......................................                     1,931                     1,563


                                                                       CATALYST DIVIDEND         CATALYST INSIDER
                                                                      CAPTURE VA FUND (A)       BUYING VA FUND (A)
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                621,192  $                 15,973
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   621,192                    15,973
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   621,192                    15,973
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   621,192                    15,973
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                    48,607                     1,312

Investments in shares of the Underlying Funds, at cost...........  $                626,868  $                 21,946
Underlying Fund shares held......................................                    50,096                     1,183


                                                                        FT VIP FRANKLIN
                                                                        INCOME VIP FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,654,016
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 2,654,016
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,654,016
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                 2,654,016
                                                                   ========================

   Units outstanding, December 31, 2016..........................                   253,124

Investments in shares of the Underlying Funds, at cost...........  $              2,639,129
Underlying Fund shares held......................................                   168,938


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-11

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                        FT VIP FRANKLIN           FT VIP FRANKLIN
                                                                         MUTUAL GLOBAL             MUTUAL SHARES
                                                                      DISCOVERY VIP FUND             VIP FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 27,499   $             2,678,274
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    27,499                 2,678,274
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    27,499                 2,678,274
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    27,499                 2,678,274
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                     2,511                   201,879

Investments in shares of the Underlying Funds, at cost...........  $                 25,708   $             2,741,323
Underlying Fund shares held......................................                     1,372                   132,391

                                                                        FT VIP FRANKLIN           FT VIP FRANKLIN
                                                                       RISING DIVIDENDS           SMALL CAP VALUE
                                                                           VIP FUND                  VIP FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,890,325  $              1,773,695
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,890,325                 1,773,695
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,890,325                 1,773,695
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,890,325                 1,773,695
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                   147,385                   135,833

Investments in shares of the Underlying Funds, at cost...........  $              1,963,285  $              1,780,690
Underlying Fund shares held......................................                    75,674                    89,853

                                                                        FT VIP FRANKLIN
                                                                       STRATEGIC INCOME
                                                                           VIP FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                972,392
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   972,392
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   972,392
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                   972,392
                                                                   ========================

   Units outstanding, December 31, 2016..........................                    95,147

Investments in shares of the Underlying Funds, at cost...........  $              1,039,260
Underlying Fund shares held......................................                    89,210


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-12

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                       FT VIP TEMPLETON          FT VIP TEMPLETON
                                                                      FOREIGN SECURITIES            GLOBAL BOND
                                                                             FUND                 SECURITIES FUND
                                                                   ------------------------  -----------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                843,947  $             2,950,405
   Investment income receivable..................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                   843,947                2,950,405
                                                                   ========================  =======================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   843,947                2,950,405
   Payout reserves...............................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                   843,947                2,950,405
                                                                   ========================  =======================

   Units outstanding, December 31, 2016..........................                    83,561                  304,018

Investments in shares of the Underlying Funds, at cost...........  $                912,312  $             3,201,588
Underlying Fund shares held......................................                    61,557                  177,415

                                                                                                  GLOBAL ATLANTIC
                                                                       FT VIP TEMPLETON           AMERICAN FUNDS
                                                                       GROWTH SECURITIES           MANAGED RISK
                                                                             FUND                  PORTFOLIO (A)
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,378,963  $            217,548,631
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,378,963               217,548,631
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,378,963               217,548,631
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,378,963               217,548,631
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                   122,082                20,708,075

Investments in shares of the Underlying Funds, at cost...........  $              1,385,479  $            219,838,630
Underlying Fund shares held......................................                    99,708                20,446,300

                                                                        GLOBAL ATLANTIC
                                                                           BALANCED
                                                                         MANAGED RISK
                                                                         PORTFOLIO (A)
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $            101,006,897
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................               101,006,897
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................               101,006,897
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................               101,006,897
                                                                   ========================

   Units outstanding, December 31, 2016..........................                 9,760,897

Investments in shares of the Underlying Funds, at cost...........  $             99,159,845
Underlying Fund shares held......................................                 9,224,374


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-13

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                       GLOBAL ATLANTIC           GLOBAL ATLANTIC
                                                                      BLACKROCK GLOBAL        FRANKLIN DIVIDEND AND
                                                                     ALLOCATION MANAGED          INCOME MANAGED
                                                                     RISK PORTFOLIO (A)        RISK PORTFOLIO (A)
                                                                   -----------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $           274,258,636  $            236,116,501
   Investment income receivable..................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................              274,258,636               236,116,501
                                                                   =======================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................              274,258,636               236,116,501
   Payout reserves...............................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................              274,258,636               236,116,501
                                                                   =======================  ========================

   Units outstanding, December 31, 2016..........................               29,073,694                22,757,165

Investments in shares of the Underlying Funds, at cost...........  $           305,597,175  $            230,258,115
Underlying Fund shares held......................................               30,338,345                22,212,277

                                                                        GLOBAL ATLANTIC
                                                                         GOLDMAN SACHS            GLOBAL ATLANTIC
                                                                        DYNAMIC TRENDS          GROWTH MANAGED RISK
                                                                   ALLOCATION PORTFOLIO (A)        PORTFOLIO (A)
                                                                   ------------------------  -----------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $             30,784,090  $           467,560,106
   Investment income receivable..................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                30,784,090              467,560,106
                                                                   ========================  =======================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                30,784,090              467,560,106
   Payout reserves...............................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                30,784,090              467,560,106
                                                                   ========================  =======================

   Units outstanding, December 31, 2016..........................                 3,117,325               47,673,864

Investments in shares of the Underlying Funds, at cost...........  $             30,150,866  $           480,374,676
Underlying Fund shares held......................................                 3,118,955               46,616,162

                                                                        GLOBAL ATLANTIC
                                                                        MODERATE GROWTH
                                                                         MANAGED RISK
                                                                         PORTFOLIO (A)
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $            142,433,623
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................               142,433,623
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................               142,433,623
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................               142,433,623
                                                                   ========================

   Units outstanding, December 31, 2016..........................                13,915,812

Investments in shares of the Underlying Funds, at cost...........  $            140,815,699
Underlying Fund shares held......................................                13,539,318


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-14

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                        GLOBAL ATLANTIC           GLOBAL ATLANTIC
                                                                        PIMCO TACTICAL            SELECT ADVISOR
                                                                          ALLOCATION               MANAGED RISK
                                                                         PORTFOLIO (A)             PORTFOLIO (A)
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $             20,319,031   $           110,452,871
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                20,319,031               110,452,871
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                20,319,031               110,452,871
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                20,319,031               110,452,871
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                 2,079,873                10,538,262

Investments in shares of the Underlying Funds, at cost...........  $             20,189,559   $           108,201,558
Underlying Fund shares held......................................                 2,092,588                10,004,789

                                                                        GLOBAL ATLANTIC           GLOBAL ATLANTIC
                                                                      WELLINGTON RESEARCH        WILSHIRE DYNAMIC
                                                                         MANAGED RISK              CONSERVATIVE
                                                                         PORTFOLIO (A)       ALLOCATION PORTFOLIO (C)
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $           415,569,217    $                10,806
   Investment income receivable..................................                       --                         --
                                                                   ------------------------  ------------------------
   Net assets....................................................              415,569,217                     10,806
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................              415,569,217                     10,806
   Payout reserves...............................................                       --                         --
                                                                   ------------------------  ------------------------
   Net assets....................................................              415,569,217                     10,806
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................               38,583,508                      1,059

Investments in shares of the Underlying Funds, at cost...........  $           398,743,852    $                10,764
Underlying Fund shares held......................................               35,158,140                      1,054

                                                                        GLOBAL ATLANTIC
                                                                       WILSHIRE DYNAMIC
                                                                       GROWTH ALLOCATION
                                                                         PORTFOLIO (C)
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                209,817
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   209,817
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   209,817
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                   209,817
                                                                   ========================

   Units outstanding, December 31, 2016..........................                    20,170

Investments in shares of the Underlying Funds, at cost...........  $                210,671
Underlying Fund shares held......................................                    20,040


(a)   Name change. See Note 1.

(c)   Investment addition. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-15

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                       GOLDMAN SACHS VIT         GOLDMAN SACHS VIT
                                                                       CORE FIXED INCOME           GLOBAL TRENDS
                                                                             FUND                 ALLOCATION FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,764,474  $                 95,301
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,764,474                    95,301
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,764,474                    95,301
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,764,474                    95,301
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                   174,479                     9,267

Investments in shares of the Underlying Funds, at cost...........  $              1,817,774  $                 93,731
Underlying Fund shares held......................................                   166,460                     8,419

                                                                       GOLDMAN SACHS VIT         GOLDMAN SACHS VIT
                                                                     GROWTH OPPORTUNITIES      HIGH QUALITY FLOATING
                                                                             FUND                    RATE FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 10,969  $                 71,008
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    10,969                    71,008
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    10,969                    71,008
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    10,969                    71,008
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                     1,092                     7,101

Investments in shares of the Underlying Funds, at cost...........  $                 10,895  $                 70,872
Underlying Fund shares held......................................                     1,630                     6,828


                                                                       GOLDMAN SACHS VIT
                                                                      MID CAP VALUE FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                148,047
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   148,047
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   148,047
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                   148,047
                                                                   ========================

   Units outstanding, December 31, 2016..........................                    13,671

Investments in shares of the Underlying Funds, at cost...........  $                133,481
Underlying Fund shares held......................................                     9,111


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-16

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                       GOLDMAN SACHS VIT         GOLDMAN SACHS VIT
                                                                        MULTI-STRATEGY           SMALL CAP EQUITY
                                                                    ALTERNATIVES PORTFOLIO         INSIGHTS FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $               118,548  $                120,017
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   118,548                   120,017
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   118,548                   120,017
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   118,548                   120,017
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                    12,927                    10,061

Investments in shares of the Underlying Funds, at cost...........   $               130,262  $                106,532
Underlying Fund shares held......................................                    13,056                     8,760

                                                                       GOLDMAN SACHS VIT         GOLDMAN SACHS VIT
                                                                       STRATEGIC INCOME       STRATEGIC INTERNATIONAL
                                                                             FUND                   EQUITY FUND
                                                                   ------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                830,845  $                 15,213
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  -------------------------
   Net assets....................................................                   830,845                    15,213
                                                                   ========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   830,845                    15,213
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  -------------------------
   Net assets....................................................                   830,845                    15,213
                                                                   ========================  =========================

   Units outstanding, December 31, 2016..........................                    85,245                     1,595

Investments in shares of the Underlying Funds, at cost...........  $                855,748  $                 15,074
Underlying Fund shares held......................................                    91,101                     1,733

                                                                       GOLDMAN SACHS VIT
                                                                     U.S. EQUITY INSIGHTS
                                                                             FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,450,274
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,450,274
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,450,274
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,450,274
                                                                   ========================

   Units outstanding, December 31, 2016..........................                   133,303

Investments in shares of the Underlying Funds, at cost...........  $              1,386,916
Underlying Fund shares held......................................                    81,890


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-17

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                       HARTFORD CAPITAL
                                                                       APPRECIATION HLS        HARTFORD DIVIDEND AND
                                                                             FUND                 GROWTH HLS FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,740,315  $              2,653,020
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,740,315                 2,653,020
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,740,315                 2,653,020
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,740,315                 2,653,020
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                   238,412                   198,639

Investments in shares of the Underlying Funds, at cost...........  $              3,291,912  $              2,933,637
Underlying Fund shares held......................................                    66,032                   120,537

                                                                        HARTFORD GROWTH
                                                                       OPPORTUNITIES HLS        HARTFORD HIGH YIELD
                                                                             FUND                    HLS FUND
                                                                   ------------------------  -----------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                174,597  $               316,609
   Investment income receivable..................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                   174,597                  316,609
                                                                   ========================  =======================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   174,597                  316,609
   Payout reserves...............................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                   174,597                  316,609
                                                                   ========================  =======================

   Units outstanding, December 31, 2016..........................                    14,261                   29,378

Investments in shares of the Underlying Funds, at cost...........  $                225,037  $               327,093
Underlying Fund shares held......................................                     6,075                   39,675


                                                                        HARTFORD INDEX
                                                                           HLS FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,277,159
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 2,277,159
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,277,159
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                 2,277,159
                                                                   ========================

   Units outstanding, December 31, 2016..........................                   153,518

Investments in shares of the Underlying Funds, at cost...........  $              2,115,475
Underlying Fund shares held......................................                    55,419


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-18

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                    HARTFORD INTERNATIONAL      HARTFORD PORTFOLIO
                                                                       OPPORTUNITIES HLS          DIVERSIFIER HLS
                                                                             FUND                      FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $               786,957  $             25,068,783
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   786,957                25,068,783
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   786,957                25,068,783
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   786,957                25,068,783
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                    73,739                 3,137,726

Investments in shares of the Underlying Funds, at cost...........   $               785,690  $             27,279,006
Underlying Fund shares held......................................                    54,994                 3,415,366


                                                                     HARTFORD TOTAL RETURN      HARTFORD VALUE HLS
                                                                         BOND HLS FUND                 FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $             2,330,874  $                381,664
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,330,874                   381,664
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,330,874                   381,664
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,330,874                   381,664
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                   225,228                    27,487

Investments in shares of the Underlying Funds, at cost...........   $             2,395,805  $                385,436
Underlying Fund shares held......................................                   211,321                    25,011


                                                                     INVESCO V.I. BALANCED
                                                                     RISK ALLOCATION FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,947,816
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,947,816
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,947,816
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,947,816
                                                                   ========================

   Units outstanding, December 31, 2016..........................                   182,301

Investments in shares of the Underlying Funds, at cost...........  $              2,054,364
Underlying Fund shares held......................................                   173,602


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-19

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                       INVESCO V.I. CORE     INVESCO V.I. EQUITY AND
                                                                          EQUITY FUND              INCOME FUND
                                                                   -----------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $               916,077  $                749,368
   Investment income receivable..................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................                  916,077                   749,368
                                                                   =======================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                  916,077                   749,368
   Payout reserves...............................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................                  916,077                   749,368
                                                                   =======================  ========================

   Units outstanding, December 31, 2016..........................                   71,953                    67,056

Investments in shares of the Underlying Funds, at cost...........  $               959,807  $                673,789
Underlying Fund shares held......................................                   26,857                    42,385

                                                                                                  INVESCO V.I.
                                                                      INVESCO V.I. GLOBAL       GOVERNMENT MONEY
                                                                        REAL ESTATE (C)          MARKET FUND (A)
                                                                   ------------------------  -----------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 81,161  $             5,068,180
   Investment income receivable..................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                    81,161                5,068,180
                                                                   ========================  =======================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    81,161                5,068,180
   Payout reserves...............................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                    81,161                5,068,180
                                                                   ========================  =======================

   Units outstanding, December 31, 2016..........................                     8,402                  519,826

Investments in shares of the Underlying Funds, at cost...........  $                 82,614  $             5,068,180
Underlying Fund shares held......................................                     5,173                5,068,180

                                                                         INVESCO V.I.
                                                                     INTERNATIONAL GROWTH
                                                                             FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,835,415
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,835,415
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,835,415
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,835,415
                                                                   ========================

   Units outstanding, December 31, 2016..........................                   173,247

Investments in shares of the Underlying Funds, at cost...........  $              1,863,859
Underlying Fund shares held......................................                    56,579


(a)   Name change. See Note 1.

(c)   Investment addition. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-20

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                     INVESCO V.I. MID CAP     INVESCO V.I. SMALL CAP
                                                                       CORE EQUITY FUND             EQUITY FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                868,822  $              1,010,930
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   868,822                 1,010,930
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   868,822                 1,010,930
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   868,822                 1,010,930
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                    76,452                    85,048

Investments in shares of the Underlying Funds, at cost...........  $                959,811  $              1,185,425
Underlying Fund shares held......................................                    68,899                    57,505

                                                                                                   IVY FUNDS VIP
                                                                         IVY FUNDS VIP             INTERNATIONAL
                                                                          CORE EQUITY               CORE EQUITY
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                  2,187  $                932,404
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                     2,187                   932,404
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                     2,187                   932,404
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                     2,187                   932,404
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                       213                    93,591

Investments in shares of the Underlying Funds, at cost...........  $                  2,378  $                881,843
Underlying Fund shares held......................................                       205                    60,940


                                                                         IVY FUNDS VIP
                                                                    REAL ESTATE SECURITIES
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                  4,822
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                     4,822
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                     4,822
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                     4,822
                                                                   ========================

   Units outstanding, December 31, 2016..........................                       446

Investments in shares of the Underlying Funds, at cost...........  $                  5,108
Underlying Fund shares held......................................                       574


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-21

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                          LORD ABBETT               LORD ABBETT
                                                                        BOND-DEBENTURE          FUNDAMENTAL EQUITY
                                                                           PORTFOLIO                 PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,985,022   $             1,700,895
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,985,022                 1,700,895
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,985,022                 1,700,895
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,985,022                 1,700,895
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                   178,326                   117,463

Investments in shares of the Underlying Funds, at cost...........  $              2,020,902   $             1,846,678
Underlying Fund shares held......................................                   166,250                    92,945

                                                                      LORD ABBETT GROWTH
                                                                         OPPORTUNITIES          LORD ABBETT MID CAP
                                                                           PORTFOLIO              STOCK PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                624,130  $                  2,063
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   624,130                     2,063
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   624,130                     2,063
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   624,130                     2,063
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                    50,784                       181

Investments in shares of the Underlying Funds, at cost...........  $                738,289  $                  2,172
Underlying Fund shares held......................................                    52,185                        81

                                                                          LORD ABBETT
                                                                        SHORT DURATION
                                                                       INCOME PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                710,351
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   710,351
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   710,351
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                   710,351
                                                                   ========================

   Units outstanding, December 31, 2016..........................                    69,768

Investments in shares of the Underlying Funds, at cost...........  $                725,979
Underlying Fund shares held......................................                    48,754


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-22

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                        MFS(R) BLENDED            MFS(R) BLENDED
                                                                     RESEARCH CORE EQUITY       RESEARCH SMALL CAP
                                                                           PORTFOLIO             EQUITY PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                209,030  $                  6,861
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   209,030                     6,861
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   209,030                     6,861
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   209,030                     6,861
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                    19,545                       582

Investments in shares of the Underlying Funds, at cost...........  $                214,298  $                  6,534
Underlying Fund shares held......................................                     4,519                       531


                                                                      MFS(R) GLOBAL REAL
                                                                       ESTATE PORTFOLIO        MFS(R) GROWTH SERIES
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 45,500  $              3,473,049
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    45,500                 3,473,049
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    45,500                 3,473,049
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    45,500                 3,473,049
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                     4,172                   265,913

Investments in shares of the Underlying Funds, at cost...........  $                 46,925  $              3,392,311
Underlying Fund shares held......................................                     2,863                    92,442


                                                                     MFS(R) INTERNATIONAL
                                                                        VALUE PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,504,198
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,504,198
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,504,198
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,504,198
                                                                   ========================

   Units outstanding, December 31, 2016..........................                   132,627

Investments in shares of the Underlying Funds, at cost...........  $              1,506,993
Underlying Fund shares held......................................                    67,665


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-23

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                      MFS(R) INVESTORS           MFS(R) MID CAP
                                                                        TRUST SERIES              GROWTH SERIES
                                                                   -----------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $               601,582  $                 39,689
   Investment income receivable..................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................                  601,582                    39,689
                                                                   =======================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                  601,582                    39,689
   Payout reserves...............................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................                  601,582                    39,689
                                                                   =======================  ========================

   Units outstanding, December 31, 2016..........................                   44,238                     3,829

Investments in shares of the Underlying Funds, at cost...........  $               648,729  $                 40,859
Underlying Fund shares held......................................                   23,797                     5,250

                                                                        MFS(R) MID CAP         MFS(R) NEW DISCOVERY
                                                                        VALUE PORTFOLIO               SERIES
                                                                   ------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $               481,801    $               797,873
   Investment income receivable..................................                       --                         --
                                                                   ------------------------  -------------------------
   Net assets....................................................                  481,801                    797,873
                                                                   ========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                  481,801                    797,873
   Payout reserves...............................................                       --                         --
                                                                   ------------------------  -------------------------
   Net assets....................................................                  481,801                    797,873
                                                                   ========================  =========================

   Units outstanding, December 31, 2016..........................                   42,904                     68,245

Investments in shares of the Underlying Funds, at cost...........  $               465,587    $               877,442
Underlying Fund shares held......................................                   58,613                     53,156

                                                                        MFS(R) RESEARCH
                                                                    INTERNATIONAL PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                  4,178
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                     4,178
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                     4,178
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                     4,178
                                                                   ========================

   Units outstanding, December 31, 2016..........................                       431

Investments in shares of the Underlying Funds, at cost...........  $                  4,131
Underlying Fund shares held......................................                       312


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-24

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                      MFS(R) TOTAL RETURN
                                                                          BOND SERIES         MFS(R) UTILITIES SERIES
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 59,951  $                144,190
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    59,951                   144,190
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    59,951                   144,190
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    59,951                   144,190
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                     5,855                    13,587

Investments in shares of the Underlying Funds, at cost...........  $                 60,245  $                143,382
Underlying Fund shares held......................................                     4,658                     5,468

                                                                                                    OPPENHEIMER
                                                                                                 DISCOVERY MID CAP
                                                                      MFS(R) VALUE SERIES         GROWTH FUND/VA
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,285,443  $                 11,408
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,285,443                    11,408
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,285,443                    11,408
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,285,443                    11,408
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                   160,370                     1,102

Investments in shares of the Underlying Funds, at cost...........  $              2,218,488  $                 11,611
Underlying Fund shares held......................................                   122,939                       164


                                                                          OPPENHEIMER
                                                                        GLOBAL FUND/VA
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                  3,946
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                     3,946
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                     3,946
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                     3,946
                                                                   ========================

   Units outstanding, December 31, 2016..........................                       403

Investments in shares of the Underlying Funds, at cost...........  $                  4,017
Underlying Fund shares held......................................                       114


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-25

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                      OPPENHEIMER GLOBAL            OPPENHEIMER
                                                                      MULTI-ALTERNATIVES       INTERNATIONAL GROWTH
                                                                            FUND/VA                   FUND/VA
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 10,481  $                  7,552
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    10,481                     7,552
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    10,481                     7,552
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    10,481                     7,552
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                     1,041                       783

Investments in shares of the Underlying Funds, at cost...........  $                 10,379  $                  8,076
Underlying Fund shares held......................................                     1,062                     3,496

                                                                          OPPENHEIMER
                                                                          MAIN STREET             PIMCO ALL ASSET
                                                                     SMALL CAP FUND/(R)VA            PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 51,480  $                529,002
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    51,480                   529,002
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    51,480                   529,002
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    51,480                   529,002
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                     4,465                    53,859

Investments in shares of the Underlying Funds, at cost...........  $                 46,991  $                561,280
Underlying Fund shares held......................................                     2,168                    52,273

                                                                       PIMCO COMMODITY-
                                                                      REALRETURN STRATEGY
                                                                           PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 21,217
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                    21,217
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    21,217
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                    21,217
                                                                   ========================

   Units outstanding, December 31, 2016..........................                     1,966

Investments in shares of the Underlying Funds, at cost...........  $                 20,240
Underlying Fund shares held......................................                     2,669


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-26

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                        PIMCO EMERGING             PIMCO FOREIGN
                                                                         MARKETS BOND             BOND PORTFOLIO
                                                                           PORTFOLIO           (U.S. DOLLAR-HEDGED)
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 24,058   $               321,180
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    24,058                   321,180
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    24,058                   321,180
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    24,058                   321,180
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                     2,185                    30,553

Investments in shares of the Underlying Funds, at cost...........  $                 24,728   $               324,695
Underlying Fund shares held......................................                     1,912                    29,145


                                                                          PIMCO REAL             PIMCO STOCKSPLUS
                                                                       RETURN PORTFOLIO        GLOBAL PORTFOLIO (A)
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 42,556  $              1,001,166
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    42,556                 1,001,166
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    42,556                 1,001,166
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    42,556                 1,001,166
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                     4,230                    90,795

Investments in shares of the Underlying Funds, at cost...........  $                 42,884  $              1,319,292
Underlying Fund shares held......................................                     3,468                   124,990


                                                                          PIMCO TOTAL
                                                                       RETURN PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              3,954,381
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 3,954,381
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 3,954,381
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                 3,954,381
                                                                   ========================

   Units outstanding, December 31, 2016..........................                   388,433

Investments in shares of the Underlying Funds, at cost...........  $              4,070,321
Underlying Fund shares held......................................                   371,652


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-27

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                      PIMCO UNCONSTRAINED       PUTNAM VT ABSOLUTE
                                                                        BOND PORTFOLIO            RETURN 500 FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                  5,424  $                 27,839
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                     5,424                    27,839
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                     5,424                    27,839
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                     5,424                    27,839
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                       526                     2,823

Investments in shares of the Underlying Funds, at cost...........  $                  5,202  $                 27,475
Underlying Fund shares held......................................                       531                     2,776

                                                                       PUTNAM VT AMERICAN
                                                                        GOVERNMENT INCOME         PUTNAM VT EQUITY
                                                                              FUND                   INCOME FUND
                                                                   -------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $                 5,242    $              1,772,085
   Investment income receivable..................................                        --                          --
                                                                   -------------------------  -------------------------
   Net assets....................................................                     5,242                   1,772,085
                                                                   =========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                     5,242                   1,772,085
   Payout reserves...............................................                        --                          --
                                                                   -------------------------  -------------------------
   Net assets....................................................                     5,242                   1,772,085
                                                                   =========================  =========================

   Units outstanding, December 31, 2016..........................                       529                     131,674

Investments in shares of the Underlying Funds, at cost...........   $                 5,322    $              1,552,009
Underlying Fund shares held......................................                       548                      75,120

                                                                       PUTNAM VT GROWTH
                                                                         OPPORTUNITIES
                                                                           FUND (B)
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $               937,373
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   937,373
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   937,373
   Payout reserves...............................................                        --
                                                                   ------------------------
   Net assets....................................................                   937,373
                                                                   ========================

   Units outstanding, December 31, 2016..........................                    93,147

Investments in shares of the Underlying Funds, at cost...........   $               930,571
Underlying Fund shares held......................................                   121,264


(b)   Merger. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-28

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                       PUTNAM VT INCOME         PUTNAM VT SMALL CAP
                                                                             FUND                   VALUE FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,069,537  $                 13,515
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,069,537                    13,515
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,069,537                    13,515
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,069,537                    13,515
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                   202,328                     1,086

Investments in shares of the Underlying Funds, at cost...........  $              2,130,532  $                 11,479
Underlying Fund shares held......................................                   189,866                       858

                                                                                               TOPS(R) MANAGED RISK
                                                                       PUTNAM VT VOYAGER           BALANCED ETF
                                                                           FUND (B)                  PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                     --  $             44,920,806
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                        --                44,920,806
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                        --                44,920,806
   Payout reserves...............................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                        --                44,920,806
                                                                   ========================  ========================

   Units outstanding, December 31, 2016..........................                        --                 4,215,100

Investments in shares of the Underlying Funds, at cost...........  $                     --  $             45,647,098
Underlying Fund shares held......................................                        --                 3,992,961


(b)   Merger. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-29

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONCLUDED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                             TOPS(R) MANAGED RISK
                                                                                  TOPS(R) MANAGED RISK          MODERATE GROWTH
                                                                                  GROWTH ETF PORTFOLIO           ETF PORTFOLIO
                                                                                ------------------------   -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..............   $            134,839,257   $              93,171,220
   Investment income receivable..............................................                         --                          --
                                                                                ------------------------   -------------------------
   Net assets................................................................                134,839,257                  93,171,220
                                                                                ========================   =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.....................................................                134,839,257                  93,171,220
   Payout reserves...........................................................                         --                          --
                                                                                ------------------------   -------------------------
   Net assets................................................................                134,839,257                  93,171,220
                                                                                ========================   =========================

   Units outstanding, December 31, 2016......................................                 12,995,802                   8,670,083

Investments in shares of the Underlying Funds, at cost.......................   $            141,087,905   $              96,091,068
Underlying Fund shares held..................................................                 12,439,046                   8,267,189




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-30

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                  AB VPS GLOBAL BOND         AB VPS GROWTH AND
                                                                       PORTFOLIO             INCOME PORTFOLIO
                                                               ------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                    104  $                      11
   Expenses:
      Mortality and expense risk fees........................                        28                         11
      Other expense fees.....................................                         6                          3
                                                               ------------------------  --------------------------
      Total expenses.........................................                        34                         14
                                                               ------------------------  --------------------------
   Net investment income (loss)..............................                        70                         (3)
                                                               ------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                         82
   Net realized gain (loss) from sales of investments........                         1                         --
                                                               ------------------------  --------------------------
      Net realized gain (loss)...............................                         1                         82
   Change in unrealized gain (loss)..........................                        37                        194
                                                               ------------------------  --------------------------
      Net realized and unrealized gain (loss)................                        38                        276
                                                               ------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                    108  $                     273
                                                               ========================  ==========================

                                                                                              AMERICAN CENTURY VP
                                                                   AB VPS REAL ESTATE        CAPITAL APPRECIATION
                                                                  INVESTMENT PORTFOLIO               FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     245   $                      --
   Expenses:
      Mortality and expense risk fees........................                        108                         118
      Other expense fees.....................................                         22                          40
                                                               --------------------------  --------------------------
      Total expenses.........................................                        130                         158
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                        115                        (158)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        807                         297
   Net realized gain (loss) from sales of investments........                         (2)                     (3,765)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                        805                      (3,468)
   Change in unrealized gain (loss)..........................                     (1,230)                       (849)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                       (425)                     (4,317)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                    (310)  $                  (4,475)
                                                               ==========================  ==========================


                                                                   AMERICAN CENTURY VP
                                                                       GROWTH FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                     --
   Expenses:
      Mortality and expense risk fees........................                     20,045
      Other expense fees.....................................                      5,595
                                                               --------------------------
      Total expenses.........................................                     25,640
                                                               --------------------------
   Net investment income (loss)..............................                    (25,640)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     10,616
   Net realized gain (loss) from sales of investments........                     12,065
                                                               --------------------------
      Net realized gain (loss)...............................                     22,681
   Change in unrealized gain (loss)..........................                    129,786
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    152,467
                                                               --------------------------
      Net increase (decrease) in net assets from operations..   $                126,827
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-31

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                  AMERICAN CENTURY VP
                                                                   INCOME AND GROWTH          AMERICAN CENTURY VP
                                                                         FUND                    MID CAP VALUE
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     285   $                 30,606
   Expenses:
      Mortality and expense risk fees........................                         62                     13,505
      Other expense fees.....................................                         15                      3,705
                                                               -------------------------  -------------------------
      Total expenses.........................................                         77                     17,210
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                        208                     13,396
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                     88,526
   Net realized gain (loss) from sales of investments........                          1                      8,767
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                          1                     97,293
   Change in unrealized gain (loss)..........................                        849                    280,665
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                        850                    377,958
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                   1,058   $                391,354
                                                               =========================  =========================


                                                                  AMERICAN CENTURY VP        AMERICAN FUNDS ASSET
                                                                      VALUE FUND                ALLOCATION FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 20,872   $                  10,670
   Expenses:
      Mortality and expense risk fees........................                     8,141                       4,183
      Other expense fees.....................................                     2,401                         887
                                                               -------------------------  -------------------------
      Total expenses.........................................                    10,542                       5,070
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                    10,330                       5,600
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                      12,440
   Net realized gain (loss) from sales of investments........                    23,703                       7,384
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                    23,703                      19,824
   Change in unrealized gain (loss)..........................                   198,062                      21,598
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   221,765                      41,422
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                232,095   $                  47,022
                                                               =========================  =========================

                                                                    AMERICAN FUNDS
                                                                 BLUE CHIP INCOME AND
                                                                        GROWTH
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 19,543
   Expenses:
      Mortality and expense risk fees........................                     5,758
      Other expense fees.....................................                     1,309
                                                               -------------------------
      Total expenses.........................................                     7,067
                                                               -------------------------
   Net investment income (loss)..............................                    12,476
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    71,876
   Net realized gain (loss) from sales of investments........                    (4,120)
                                                               -------------------------
      Net realized gain (loss)...............................                    67,756
   Change in unrealized gain (loss)..........................                    47,547
                                                               -------------------------
      Net realized and unrealized gain (loss)................                   115,303
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                127,779
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-32

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                AMERICAN FUNDS
                                                                    AMERICAN FUNDS              CAPITAL INCOME
                                                                       BOND FUND                    BUILDER
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   2,330   $                   4,455
   Expenses:
      Mortality and expense risk fees........................                      1,080                       1,038
      Other expense fees.....................................                        190                         219
                                                               --------------------------  --------------------------
      Total expenses.........................................                      1,270                       1,257
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                      1,060                       3,198
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        597                          --
   Net realized gain (loss) from sales of investments........                      2,096                          (8)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                      2,693                          (8)
   Change in unrealized gain (loss)..........................                     (4,068)                     (4,248)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     (1,375)                     (4,256)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                    (315)  $                  (1,058)
                                                               ==========================  ==========================

                                                                     AMERICAN FUNDS
                                                                    GLOBAL GROWTH AND           AMERICAN FUNDS
                                                                       INCOME FUND            GLOBAL GROWTH FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  37,073   $                     127
   Expenses:
      Mortality and expense risk fees........................                     10,700                          39
      Other expense fees.....................................                      3,329                          14
                                                               --------------------------  --------------------------
      Total expenses.........................................                     14,029                          53
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     23,044                          74
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                     (7,460)                         (1)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     (7,460)                         (1)
   Change in unrealized gain (loss)..........................                    105,794                        (581)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     98,334                        (582)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 121,378   $                    (508)
                                                               ==========================  ==========================


                                                                    AMERICAN FUNDS
                                                                      GROWTH FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  46,240
   Expenses:
      Mortality and expense risk fees........................                     50,788
      Other expense fees.....................................                     14,779
                                                               --------------------------
      Total expenses.........................................                     65,567
                                                               --------------------------
   Net investment income (loss)..............................                    (19,327)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    719,137
   Net realized gain (loss) from sales of investments........                   (176,779)
                                                               --------------------------
      Net realized gain (loss)...............................                    542,358
   Change in unrealized gain (loss)..........................                    159,198
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    701,556
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                 682,229
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-33

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                    AMERICAN FUNDS               AMERICAN FUNDS
                                                                  GROWTH-INCOME FUND           INTERNATIONAL FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  97,910    $                 27,413
   Expenses:
      Mortality and expense risk fees........................                     41,625                      14,439
      Other expense fees.....................................                     12,716                       4,180
                                                               --------------------------  --------------------------
      Total expenses.........................................                     54,341                      18,619
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     43,569                       8,794
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    664,750                     192,237
   Net realized gain (loss) from sales of investments........                   (101,579)                    (65,441)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                    563,171                     126,796
   Change in unrealized gain (loss)..........................                     75,962                     (71,336)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    639,133                      55,460
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 682,702    $                 64,254
                                                               ==========================  ==========================

                                                                    AMERICAN FUNDS
                                                                  MANAGED RISK ASSET            AMERICAN FUNDS
                                                                    ALLOCATION FUND             NEW WORLD FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $              8,070,832   $                   4,224
   Expenses:
      Mortality and expense risk fees........................                 4,034,058                       4,077
      Other expense fees.....................................                 1,708,760                       1,133
                                                               -------------------------  --------------------------
      Total expenses.........................................                 5,742,818                       5,210
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                 2,328,014                        (986)
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                18,649,342                          --
   Net realized gain (loss) from sales of investments........                  (635,760)                    (20,032)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                18,013,582                     (20,032)
   Change in unrealized gain (loss)..........................                17,563,010                      43,367
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                35,576,592                      23,335
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $             37,904,606   $                  22,349
                                                               =========================  ==========================


                                                                    BLACKROCK BASIC
                                                                    VALUE V.I. FUND
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     661
   Expenses:
      Mortality and expense risk fees........................                        170
      Other expense fees.....................................                         40
                                                               -------------------------
      Total expenses.........................................                        210
                                                               -------------------------
   Net investment income (loss)..............................                        451
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        924
   Net realized gain (loss) from sales of investments........                         26
                                                               -------------------------
      Net realized gain (loss)...............................                        950
   Change in unrealized gain (loss)..........................                      2,508
                                                               -------------------------
      Net realized and unrealized gain (loss)................                      3,458
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                   3,909
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-34

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                   BLACKROCK CAPITAL          BLACKROCK EQUITY
                                                                APPRECIATION V.I. FUND       DIVIDEND V.I. FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     --   $                  30,297
   Expenses:
      Mortality and expense risk fees........................                    10,216                      10,464
      Other expense fees.....................................                     3,054                       3,504
                                                               -------------------------  -------------------------
      Total expenses.........................................                    13,270                      13,968
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                   (13,270)                     16,329
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    49,706                      63,772
   Net realized gain (loss) from sales of investments........                   (19,428)                      9,033
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                    30,278                      72,805
   Change in unrealized gain (loss)..........................                    24,503                     186,457
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    54,781                     259,262
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                 41,511   $                 275,591
                                                               =========================  =========================

                                                                    BLACKROCK GLOBAL         BLACKROCK HIGH YIELD
                                                                  ALLOCATION V.I. FUND             V.I. FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  43,387   $                 59,281
   Expenses:
      Mortality and expense risk fees........................                     23,195                      7,319
      Other expense fees.....................................                      6,727                      3,186
                                                               --------------------------  -------------------------
      Total expenses.........................................                     29,922                     10,505
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                     13,465                     48,776
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                         --
   Net realized gain (loss) from sales of investments........                   (161,995)                   (46,396)
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                   (161,995)                   (46,396)
   Change in unrealized gain (loss)..........................                    230,629                    119,730
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     68,634                     73,334
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  82,099   $                122,110
                                                               ==========================  =========================

                                                                     BLACKROCK S&P
                                                                  500 INDEX V.I. FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   4,943
   Expenses:
      Mortality and expense risk fees........................                      3,029
      Other expense fees.....................................                        673
                                                               --------------------------
      Total expenses.........................................                      3,702
                                                               --------------------------
   Net investment income (loss)..............................                      1,241
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     16,908
   Net realized gain (loss) from sales of investments........                     58,517
                                                               --------------------------
      Net realized gain (loss)...............................                     75,425
   Change in unrealized gain (loss)..........................                     (3,001)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                     72,424
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                  73,665
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-35

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                 BLACKROCK U.S.
                                                                    BLACKROCK TOTAL              GOVERNMENT BOND
                                                                   RETURN V.I. FUND                 V.I. FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   7,078    $                  5,184
   Expenses:
      Mortality and expense risk fees........................                      3,062                       2,881
      Other expense fees.....................................                        765                         986
                                                               --------------------------  --------------------------
      Total expenses.........................................                      3,827                       3,867
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                      3,251                       1,317
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                       (724)                      2,269
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                       (724)                      2,269
   Change in unrealized gain (loss)..........................                    (30,410)                     (2,575)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    (31,134)                       (306)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 (27,883)   $                  1,011
                                                               ==========================  ==========================

                                                                    CALVERT VP EAFE               CALVERT VP
                                                                  INTERNATIONAL INDEX          INVESTMENT GRADE
                                                                       PORTFOLIO             BOND INDEX PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     690   $                   3,207
   Expenses:
      Mortality and expense risk fees........................                         53                         316
      Other expense fees.....................................                         13                         122
                                                               --------------------------  --------------------------
      Total expenses.........................................                         66                         438
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                        624                       2,769
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                          1                         (22)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                          1                         (22)
   Change in unrealized gain (loss)..........................                       (155)                     (5,760)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                       (154)                     (5,782)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                     470   $                  (3,013)
                                                               ==========================  ==========================

                                                                      CALVERT VP
                                                                      NASDAQ 100
                                                                    INDEX PORTFOLIO
                                                               ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  5,785
   Expenses:
      Mortality and expense risk fees........................                     4,190
      Other expense fees.....................................                     1,478
                                                               ------------------------
      Total expenses.........................................                     5,668
                                                               ------------------------
   Net investment income (loss)..............................                       117
                                                               ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    31,003
   Net realized gain (loss) from sales of investments........                     4,968
                                                               ------------------------
      Net realized gain (loss)...............................                    35,971
   Change in unrealized gain (loss)..........................                    38,325
                                                               ------------------------
      Net realized and unrealized gain (loss)................                    74,296
                                                               ------------------------
      Net increase (decrease) in net assets from operations..  $                 74,413
                                                               ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-36

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                      CALVERT VP                   CALVERT VP
                                                                RUSSELL 2000 SMALL CAP           S&P MIDCAP 400
                                                                    INDEX PORTFOLIO              INDEX PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     526   $                     826
   Expenses:
      Mortality and expense risk fees........................                         99                         154
      Other expense fees.....................................                         25                          45
                                                               --------------------------  --------------------------
      Total expenses.........................................                        124                         199
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                        402                         627
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     11,513                       5,299
   Net realized gain (loss) from sales of investments........                         83                          75
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     11,596                       5,374
   Change in unrealized gain (loss)..........................                     (9,803)                     (2,384)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                      1,793                       2,990
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                   2,195   $                   3,617
                                                               ==========================  ==========================


                                                                   CATALYST DIVIDEND          CATALYST INSIDER
                                                                  CAPTURE VA FUND (A)        BUYING VA FUND (A)
                                                               ------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 29,684  $                     103
   Expenses:
      Mortality and expense risk fees........................                     2,982                         73
      Other expense fees.....................................                     1,211                         30
                                                               ------------------------  --------------------------
      Total expenses.........................................                     4,193                        103
                                                               ------------------------  --------------------------
   Net investment income (loss)..............................                    25,491                         --
                                                               ------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                      4,757
   Net realized gain (loss) from sales of investments........                       491                       (929)
                                                               ------------------------  --------------------------
      Net realized gain (loss)...............................                       491                      3,828
   Change in unrealized gain (loss)..........................                    16,376                     (2,231)
                                                               ------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    16,867                      1,597
                                                               ------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 42,358  $                   1,597
                                                               ========================  ==========================


                                                                    FT VIP FRANKLIN
                                                                    INCOME VIP FUND
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                111,132
   Expenses:
      Mortality and expense risk fees........................                    13,059
      Other expense fees.....................................                     4,484
                                                               -------------------------
      Total expenses.........................................                    17,543
                                                               -------------------------
   Net investment income (loss)..............................                    93,589
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --
   Net realized gain (loss) from sales of investments........                   (11,351)
                                                               -------------------------
      Net realized gain (loss)...............................                   (11,351)
   Change in unrealized gain (loss)..........................                   218,768
                                                               -------------------------
      Net realized and unrealized gain (loss)................                   207,417
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                301,006
                                                               =========================


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-37

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                    FT VIP FRANKLIN              FT VIP FRANKLIN
                                                                     MUTUAL GLOBAL                MUTUAL SHARES
                                                                  DISCOVERY VIP FUND                VIP FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      --    $                 48,395
   Expenses:
      Mortality and expense risk fees........................                         77                      18,156
      Other expense fees.....................................                         16                       5,040
                                                               --------------------------  --------------------------
      Total expenses.........................................                         93                      23,196
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                        (93)                     25,199
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                     215,556
   Net realized gain (loss) from sales of investments........                     (2,484)                    (52,797)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     (2,484)                    162,759
   Change in unrealized gain (loss)..........................                      1,713                     186,202
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                       (771)                    348,961
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                    (864)   $                374,160
                                                               ==========================  ==========================

                                                                     FT VIP FRANKLIN            FT VIP FRANKLIN
                                                                    RISING DIVIDENDS            SMALL CAP VALUE
                                                                        VIP FUND                   VIP FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  22,348   $                   9,295
   Expenses:
      Mortality and expense risk fees........................                     12,434                       9,754
      Other expense fees.....................................                      3,226                       2,730
                                                               --------------------------  --------------------------
      Total expenses.........................................                     15,660                      12,484
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                      6,688                      (3,189)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    197,833                     197,134
   Net realized gain (loss) from sales of investments........                    (31,581)                    (48,469)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                    166,252                     148,665
   Change in unrealized gain (loss)..........................                     61,798                     243,281
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    228,050                     391,946
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 234,738   $                 388,757
                                                               ==========================  ==========================

                                                                    FT VIP FRANKLIN
                                                                   STRATEGIC INCOME
                                                                       VIP FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  34,513
   Expenses:
      Mortality and expense risk fees........................                      6,929
      Other expense fees.....................................                      1,958
                                                               --------------------------
      Total expenses.........................................                      8,887
                                                               --------------------------
   Net investment income (loss)..............................                     25,626
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                    (64,648)
                                                               --------------------------
      Net realized gain (loss)...............................                    (64,648)
   Change in unrealized gain (loss)..........................                    107,775
                                                               --------------------------
      Net realized and unrealized gain (loss)................                     43,127
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                  68,753
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-38

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                   FT VIP TEMPLETON             FT VIP TEMPLETON
                                                                  FOREIGN SECURITIES               GLOBAL BOND
                                                                         FUND                    SECURITIES FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  14,989   $                      --
   Expenses:
      Mortality and expense risk fees........................                      5,741                      22,186
      Other expense fees.....................................                      1,544                       5,372
                                                               --------------------------  --------------------------
      Total expenses.........................................                      7,285                      27,558
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                      7,704                     (27,558)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     14,141                       2,398
   Net realized gain (loss) from sales of investments........                    (28,400)                    (61,739)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                    (14,259)                    (59,341)
   Change in unrealized gain (loss)..........................                     64,729                     141,946
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     50,470                      82,605
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  58,174   $                  55,047
                                                               ==========================  ==========================

                                                                                                GLOBAL ATLANTIC
                                                                   FT VIP TEMPLETON             AMERICAN FUNDS
                                                                   GROWTH SECURITIES             MANAGED RISK
                                                                         FUND                    PORTFOLIO (A)
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 28,379   $               2,760,660
   Expenses:
      Mortality and expense risk fees........................                     9,508                   1,322,641
      Other expense fees.....................................                     2,724                     389,661
                                                               -------------------------  --------------------------
      Total expenses.........................................                    12,232                   1,712,302
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    16,147                   1,048,358
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    58,118                   7,734,168
   Net realized gain (loss) from sales of investments........                   (47,902)                    (41,356)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                    10,216                   7,692,812
   Change in unrealized gain (loss)..........................                    98,031                   1,248,911
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                   108,247                   8,941,723
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                124,394   $               9,990,081
                                                               =========================  ==========================

                                                                    GLOBAL ATLANTIC
                                                                       BALANCED
                                                                     MANAGED RISK
                                                                     PORTFOLIO (A)
                                                               ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                819,848
   Expenses:
      Mortality and expense risk fees........................                   625,128
      Other expense fees.....................................                   178,668
                                                               ------------------------
      Total expenses.........................................                   803,796
                                                               ------------------------
   Net investment income (loss)..............................                    16,052
                                                               ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --
   Net realized gain (loss) from sales of investments........                   178,015
                                                               ------------------------
      Net realized gain (loss)...............................                   178,015
   Change in unrealized gain (loss)..........................                 2,381,616
                                                               ------------------------
      Net realized and unrealized gain (loss)................                 2,559,631
                                                               ------------------------
      Net increase (decrease) in net assets from operations..  $              2,575,683
                                                               ========================


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-39

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                    GLOBAL ATLANTIC              GLOBAL ATLANTIC
                                                                   BLACKROCK GLOBAL           FRANKLIN DIVIDEND AND
                                                                  ALLOCATION MANAGED             INCOME MANAGED
                                                                  RISK PORTFOLIO (A)           RISK PORTFOLIO (A)
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $               3,759,282    $              1,544,662
   Expenses:
      Mortality and expense risk fees........................                  1,796,995                   1,292,674
      Other expense fees.....................................                    517,663                     451,399
                                                               --------------------------  --------------------------
      Total expenses.........................................                  2,314,658                   1,744,073
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                  1,444,624                    (199,411)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                  5,628,355                          --
   Net realized gain (loss) from sales of investments........                 (3,762,867)                    (35,316)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                  1,865,488                     (35,316)
   Change in unrealized gain (loss)..........................                 (5,332,028)                 14,886,095
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                 (3,466,540)                 14,850,779
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $              (2,021,916)   $             14,651,368
                                                               ==========================  ==========================

                                                                    GLOBAL ATLANTIC
                                                                     GOLDMAN SACHS              GLOBAL ATLANTIC
                                                                    DYNAMIC TRENDS            GROWTH MANAGED RISK
                                                               ALLOCATION PORTFOLIO (A)          PORTFOLIO (A)
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                    887    $              4,733,236
   Expenses:
      Mortality and expense risk fees........................                   147,078                   3,282,177
      Other expense fees.....................................                    58,643                   1,100,686
                                                               -------------------------  --------------------------
      Total expenses.........................................                   205,721                   4,382,863
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                  (204,834)                    350,373
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                          --
   Net realized gain (loss) from sales of investments........                     8,640                  (2,729,838)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                     8,640                  (2,729,838)
   Change in unrealized gain (loss)..........................                 1,067,153                   8,758,601
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                 1,075,793                   6,028,763
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                870,959    $              6,379,136
                                                               =========================  ==========================

                                                                    GLOBAL ATLANTIC
                                                                    MODERATE GROWTH
                                                                     MANAGED RISK
                                                                     PORTFOLIO (A)
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $               1,265,693
   Expenses:
      Mortality and expense risk fees........................                    880,032
      Other expense fees.....................................                    258,992
                                                               -------------------------
      Total expenses.........................................                  1,139,024
                                                               -------------------------
   Net investment income (loss)..............................                    126,669
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                      1,927
                                                               -------------------------
      Net realized gain (loss)...............................                      1,927
   Change in unrealized gain (loss)..........................                  4,374,713
                                                               -------------------------
      Net realized and unrealized gain (loss)................                  4,376,640
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $               4,503,309
                                                               =========================


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-40

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                    GLOBAL ATLANTIC           GLOBAL ATLANTIC
                                                                    PIMCO TACTICAL            SELECT ADVISOR
                                                                      ALLOCATION               MANAGED RISK
                                                                     PORTFOLIO (A)             PORTFOLIO (A)
                                                               ------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                185,709  $              1,256,932
   Expenses:
      Mortality and expense risk fees........................                    95,104                   735,229
      Other expense fees.....................................                    44,113                   261,489
                                                               ------------------------  ------------------------
      Total expenses.........................................                   139,217                   996,718
                                                               ------------------------  ------------------------
   Net investment income (loss)..............................                    46,492                   260,214
                                                               ------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                        --
   Net realized gain (loss) from sales of investments........                    44,711                   137,506
                                                               ------------------------  ------------------------
      Net realized gain (loss)...............................                    44,711                   137,506
   Change in unrealized gain (loss)..........................                   362,745                 4,244,531
                                                               ------------------------  ------------------------
      Net realized and unrealized gain (loss)................                   407,456                 4,382,037
                                                               ------------------------  ------------------------
      Net increase (decrease) in net assets from operations..  $                453,948  $              4,642,251
                                                               ========================  ========================

                                                                    GLOBAL ATLANTIC            GLOBAL ATLANTIC
                                                                  WELLINGTON RESEARCH         WILSHIRE DYNAMIC
                                                                     MANAGED RISK               CONSERVATIVE
                                                                     PORTFOLIO (A)        ALLOCATION PORTFOLIO (C)
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $              1,019,567   $                     --
   Expenses:
      Mortality and expense risk fees........................                 2,495,509                          8
      Other expense fees.....................................                   717,220                          4
                                                               -------------------------  -------------------------
      Total expenses.........................................                 3,212,729                         12
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                (2,193,162)                       (12)
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                         --
   Net realized gain (loss) from sales of investments........                   785,058                         --
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                   785,058                         --
   Change in unrealized gain (loss)..........................                16,729,247                         42
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                17,514,305                         42
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $             15,321,143   $                     30
                                                               =========================  =========================

                                                                    GLOBAL ATLANTIC
                                                                   WILSHIRE DYNAMIC
                                                                   GROWTH ALLOCATION
                                                                     PORTFOLIO (C)
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     --
   Expenses:
      Mortality and expense risk fees........................                        82
      Other expense fees.....................................                        22
                                                               -------------------------
      Total expenses.........................................                       104
                                                               -------------------------
   Net investment income (loss)..............................                      (104)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --
   Net realized gain (loss) from sales of investments........                        --
                                                               -------------------------
      Net realized gain (loss)...............................                        --
   Change in unrealized gain (loss)..........................                      (854)
                                                               -------------------------
      Net realized and unrealized gain (loss)................                      (854)
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                   (958)
                                                               =========================


(a)   Name change. See Note 1.

(c)   Investment addition. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-41

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                    GOLDMAN SACHS VIT          GOLDMAN SACHS VIT
                                                                    CORE FIXED INCOME            GLOBAL TRENDS
                                                                          FUND                  ALLOCATION FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  12,269   $                     268
   Expenses:
      Mortality and expense risk fees........................                      5,750                         146
      Other expense fees.....................................                      2,502                          39
                                                               --------------------------  --------------------------
      Total expenses.........................................                      8,252                         185
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                      4,017                          83
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                     (1,246)                        (29)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     (1,246)                        (29)
   Change in unrealized gain (loss)..........................                    (53,300)                      1,840
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    (54,546)                      1,811
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 (50,529)  $                   1,894
                                                               ==========================  ==========================

                                                                    GOLDMAN SACHS VIT           GOLDMAN SACHS VIT
                                                                  GROWTH OPPORTUNITIES        HIGH QUALITY FLOATING
                                                                          FUND                      RATE FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      --   $                     402
   Expenses:
      Mortality and expense risk fees........................                         62                         237
      Other expense fees.....................................                         14                          65
                                                               --------------------------  -------------------------
      Total expenses.........................................                         76                         302
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                        (76)                        100
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         74                          --
   Net realized gain (loss) from sales of investments........                          2                           1
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                         76                           1
   Change in unrealized gain (loss)..........................                        156                         136
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                        232                         137
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                     156   $                     237
                                                               ==========================  =========================


                                                                    GOLDMAN SACHS VIT
                                                                   MID CAP VALUE FUND
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   1,870
   Expenses:
      Mortality and expense risk fees........................                      1,263
      Other expense fees.....................................                        268
                                                               -------------------------
      Total expenses.........................................                      1,531
                                                               -------------------------
   Net investment income (loss)..............................                        339
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         90
   Net realized gain (loss) from sales of investments........                     19,941
                                                               -------------------------
      Net realized gain (loss)...............................                     20,031
   Change in unrealized gain (loss)..........................                     14,566
                                                               -------------------------
      Net realized and unrealized gain (loss)................                     34,597
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                  34,936
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-42

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                    GOLDMAN SACHS VIT          GOLDMAN SACHS VIT
                                                                     MULTI-STRATEGY            SMALL CAP EQUITY
                                                                 ALTERNATIVES PORTFOLIO          INSIGHTS FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     844   $                     986
   Expenses:
      Mortality and expense risk fees........................                      1,171                         356
      Other expense fees.....................................                        301                          89
                                                               --------------------------  -------------------------
      Total expenses.........................................                      1,472                         445
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                       (628)                        541
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                       3,022
   Net realized gain (loss) from sales of investments........                    (13,176)                         70
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                    (13,176)                      3,092
   Change in unrealized gain (loss)..........................                      9,984                      13,579
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     (3,192)                     16,671
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  (3,820)  $                  17,212
                                                               ==========================  =========================

                                                                    GOLDMAN SACHS VIT          GOLDMAN SACHS VIT
                                                                    STRATEGIC INCOME        STRATEGIC INTERNATIONAL
                                                                          FUND                    EQUITY FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  16,764   $                     280
   Expenses:
      Mortality and expense risk fees........................                      4,048                         102
      Other expense fees.....................................                      1,426                          23
                                                               --------------------------  -------------------------
      Total expenses.........................................                      5,474                         125
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                     11,290                         155
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                    (11,146)                          8
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                    (11,146)                          8
   Change in unrealized gain (loss)..........................                      6,155                         139
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     (4,991)                        147
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                   6,299   $                     302
                                                               ==========================  =========================

                                                                   GOLDMAN SACHS VIT
                                                                 U.S. EQUITY INSIGHTS
                                                                         FUND
                                                               ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 15,275
   Expenses:
      Mortality and expense risk fees........................                     5,378
      Other expense fees.....................................                     1,308
                                                               ------------------------
      Total expenses.........................................                     6,686
                                                               ------------------------
   Net investment income (loss)..............................                     8,589
                                                               ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    49,241
   Net realized gain (loss) from sales of investments........                     4,309
                                                               ------------------------
      Net realized gain (loss)...............................                    53,550
   Change in unrealized gain (loss)..........................                    63,358
                                                               ------------------------
      Net realized and unrealized gain (loss)................                   116,908
                                                               ------------------------
      Net increase (decrease) in net assets from operations..  $                125,497
                                                               ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-43

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                   HARTFORD CAPITAL
                                                                   APPRECIATION HLS         HARTFORD DIVIDEND AND
                                                                         FUND                  GROWTH HLS FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 23,774   $                  46,945
   Expenses:
      Mortality and expense risk fees........................                    21,075                      18,559
      Other expense fees.....................................                     6,965                       5,166
                                                               -------------------------  --------------------------
      Total expenses.........................................                    28,040                      23,725
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    (4,266)                     23,220
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                   275,071                     329,340
   Net realized gain (loss) from sales of investments........                  (246,717)                   (133,769)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                    28,354                     195,571
   Change in unrealized gain (loss)..........................                    83,073                     126,971
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                   111,427                     322,542
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                107,161   $                 345,762
                                                               =========================  ==========================

                                                                     HARTFORD GROWTH
                                                                    OPPORTUNITIES HLS         HARTFORD HIGH YIELD
                                                                          FUND                     HLS FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     279   $                 16,761
   Expenses:
      Mortality and expense risk fees........................                      1,775                      1,967
      Other expense fees.....................................                        378                        548
                                                               --------------------------  -------------------------
      Total expenses.........................................                      2,153                      2,515
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                     (1,874)                    14,246
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     27,311                         --
   Net realized gain (loss) from sales of investments........                    (10,798)                   (13,455)
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     16,513                    (13,455)
   Change in unrealized gain (loss)..........................                    (18,124)                    35,017
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     (1,611)                    21,562
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  (3,485)  $                 35,808
                                                               ==========================  =========================


                                                                     HARTFORD INDEX
                                                                        HLS FUND
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  46,670
   Expenses:
      Mortality and expense risk fees........................                     15,178
      Other expense fees.....................................                      7,587
                                                               -------------------------
      Total expenses.........................................                     22,765
                                                               -------------------------
   Net investment income (loss)..............................                     23,905
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    155,108
   Net realized gain (loss) from sales of investments........                     58,580
                                                               -------------------------
      Net realized gain (loss)...............................                    213,688
   Change in unrealized gain (loss)..........................                      2,200
                                                               -------------------------
      Net realized and unrealized gain (loss)................                    215,888
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                 239,793
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-44

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                HARTFORD INTERNATIONAL         HARTFORD PORTFOLIO
                                                                   OPPORTUNITIES HLS             DIVERSIFIER HLS
                                                                         FUND                         FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  11,583    $                     --
   Expenses:
      Mortality and expense risk fees........................                      5,191                     163,025
      Other expense fees.....................................                      1,552                      48,448
                                                               --------------------------  --------------------------
      Total expenses.........................................                      6,743                     211,473
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                      4,840                    (211,473)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                     (5,241)                   (221,182)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     (5,241)                   (221,182)
   Change in unrealized gain (loss)..........................                        316                    (890,007)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     (4,925)                 (1,111,189)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                     (85)   $             (1,322,662)
                                                               ==========================  ==========================


                                                                  HARTFORD TOTAL RETURN       HARTFORD VALUE HLS
                                                                      BOND HLS FUND                  FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  48,814   $                   5,593
   Expenses:
      Mortality and expense risk fees........................                     13,044                       2,680
      Other expense fees.....................................                      4,761                         722
                                                               --------------------------  --------------------------
      Total expenses.........................................                     17,805                       3,402
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     31,009                       2,191
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      8,321                      50,463
   Net realized gain (loss) from sales of investments........                     (5,866)                    (22,877)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                      2,455                      27,586
   Change in unrealized gain (loss)..........................                     24,272                       9,647
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     26,727                      37,233
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  57,736   $                  39,424
                                                               ==========================  ==========================


                                                                 INVESCO V.I. BALANCED
                                                                 RISK ALLOCATION FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   3,716
   Expenses:
      Mortality and expense risk fees........................                     12,342
      Other expense fees.....................................                      3,403
                                                               --------------------------
      Total expenses.........................................                     15,745
                                                               --------------------------
   Net investment income (loss)..............................                    (12,029)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                    (29,771)
                                                               --------------------------
      Net realized gain (loss)...............................                    (29,771)
   Change in unrealized gain (loss)..........................                    212,218
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    182,447
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                 170,418
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-45

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                   INVESCO V.I. CORE       INVESCO V.I. EQUITY AND
                                                                      EQUITY FUND                INCOME FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  4,506   $                  11,337
   Expenses:
      Mortality and expense risk fees........................                     5,886                       5,739
      Other expense fees.....................................                     1,638                       1,277
                                                               -------------------------  -------------------------
      Total expenses.........................................                     7,524                       7,016
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                    (3,018)                      4,321
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    61,969                      21,912
   Net realized gain (loss) from sales of investments........                    (3,047)                     24,853
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                    58,922                      46,765
   Change in unrealized gain (loss)..........................                    26,698                      75,580
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    85,620                     122,345
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                 82,602   $                 126,666
                                                               =========================  =========================

                                                                                                 INVESCO V.I.
                                                                   INVESCO V.I. GLOBAL         GOVERNMENT MONEY
                                                                     REAL ESTATE (C)            MARKET FUND (A)
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     236   $                  4,635
   Expenses:
      Mortality and expense risk fees........................                        158                     34,414
      Other expense fees.....................................                         66                     13,605
                                                               --------------------------  -------------------------
      Total expenses.........................................                        224                     48,019
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                         12                    (43,384)
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        320                         --
   Net realized gain (loss) from sales of investments........                     (4,538)                        --
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     (4,218)                        --
   Change in unrealized gain (loss)..........................                     (1,453)                        --
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     (5,671)                        --
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  (5,659)  $                (43,384)
                                                               ==========================  =========================

                                                                     INVESCO V.I.
                                                                 INTERNATIONAL GROWTH
                                                                         FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  21,647
   Expenses:
      Mortality and expense risk fees........................                     11,550
      Other expense fees.....................................                      3,492
                                                               --------------------------
      Total expenses.........................................                     15,042
                                                               --------------------------
   Net investment income (loss)..............................                      6,605
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                     (2,034)
                                                               --------------------------
      Net realized gain (loss)...............................                     (2,034)
   Change in unrealized gain (loss)..........................                    (21,531)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    (23,565)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                 (16,960)
                                                               ==========================


(a)   Name change. See Note 1.

(c)   Investment addition. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-46

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                  INVESCO V.I. MID CAP      INVESCO V.I. SMALL CAP
                                                                    CORE EQUITY FUND              EQUITY FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      --   $                      --
   Expenses:
      Mortality and expense risk fees........................                      6,865                       7,799
      Other expense fees.....................................                      1,572                       1,980
                                                               --------------------------  --------------------------
      Total expenses.........................................                      8,437                       9,779
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     (8,437)                     (9,779)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     57,036                      74,920
   Net realized gain (loss) from sales of investments........                    (17,832)                   (100,405)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     39,204                     (25,485)
   Change in unrealized gain (loss)..........................                     64,928                     141,133
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    104,132                     115,648
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  95,695   $                 105,869
                                                               ==========================  ==========================

                                                                                                 IVY FUNDS VIP
                                                                     IVY FUNDS VIP               INTERNATIONAL
                                                                      CORE EQUITY                 CORE EQUITY
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                       9   $                   3,526
   Expenses:
      Mortality and expense risk fees........................                         12                       3,755
      Other expense fees.....................................                          3                         899
                                                               --------------------------  --------------------------
      Total expenses.........................................                         15                       4,654
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                         (6)                     (1,128)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        247                       2,847
   Net realized gain (loss) from sales of investments........                         (2)                        480
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                        245                       3,327
   Change in unrealized gain (loss)..........................                       (191)                     50,561
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                         54                      53,888
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                      48   $                  52,760
                                                               ==========================  ==========================


                                                                     IVY FUNDS VIP
                                                                REAL ESTATE SECURITIES
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      --
   Expenses:
      Mortality and expense risk fees........................                         13
      Other expense fees.....................................                          4
                                                               --------------------------
      Total expenses.........................................                         17
                                                               --------------------------
   Net investment income (loss)..............................                        (17)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                         (1)
                                                               --------------------------
      Net realized gain (loss)...............................                         (1)
   Change in unrealized gain (loss)..........................                       (286)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                       (287)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                    (304)
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-47

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                      LORD ABBETT                  LORD ABBETT
                                                                    BOND-DEBENTURE             FUNDAMENTAL EQUITY
                                                                       PORTFOLIO                    PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  89,704    $                 19,665
   Expenses:
      Mortality and expense risk fees........................                     11,575                      11,030
      Other expense fees.....................................                      3,153                       3,354
                                                               --------------------------  --------------------------
      Total expenses.........................................                     14,728                      14,384
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     74,976                       5,281
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                      32,314
   Net realized gain (loss) from sales of investments........                    (22,698)                   (102,643)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                    (22,698)                    (70,329)
   Change in unrealized gain (loss)..........................                    128,094                     311,649
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    105,396                     241,320
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 180,372    $                246,601
                                                               ==========================  ==========================

                                                                  LORD ABBETT GROWTH
                                                                     OPPORTUNITIES            LORD ABBETT MID CAP
                                                                       PORTFOLIO                STOCK PORTFOLIO
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     --    $                     10
   Expenses:
      Mortality and expense risk fees........................                     4,046                           1
      Other expense fees.....................................                     1,307                          --
                                                               -------------------------  --------------------------
      Total expenses.........................................                     5,353                           1
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    (5,353)                          9
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     4,301                          97
   Net realized gain (loss) from sales of investments........                   (24,249)                         --
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                   (19,948)                         97
   Change in unrealized gain (loss)..........................                    35,611                        (109)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    15,663                         (12)
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 10,310    $                     (3)
                                                               =========================  ==========================

                                                                      LORD ABBETT
                                                                    SHORT DURATION
                                                                   INCOME PORTFOLIO
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  18,087
   Expenses:
      Mortality and expense risk fees........................                      2,232
      Other expense fees.....................................                        555
                                                               --------------------------
      Total expenses.........................................                      2,787
                                                               --------------------------
   Net investment income (loss)..............................                     15,300
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                          2
                                                               --------------------------
      Net realized gain (loss)...............................                          2
   Change in unrealized gain (loss)..........................                    (15,628)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    (15,626)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                    (326)
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-48

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                     MFS(R) BLENDED             MFS(R) BLENDED
                                                                  RESEARCH CORE EQUITY        RESEARCH SMALL CAP
                                                                        PORTFOLIO              EQUITY PORTFOLIO
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                  1,826   $                      31
   Expenses:
      Mortality and expense risk fees........................                        822                          24
      Other expense fees.....................................                        195                           6
                                                               --------------------------  -------------------------
      Total expenses.........................................                      1,017                          30
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                        809                           1
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     15,128                         345
   Net realized gain (loss) from sales of investments........                        (37)                          1
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     15,091                         346
   Change in unrealized gain (loss)..........................                     (5,226)                        354
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                      9,865                         700
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..   $                 10,674   $                     701
                                                               ==========================  =========================


                                                                   MFS(R) GLOBAL REAL
                                                                    ESTATE PORTFOLIO          MFS(R) GROWTH SERIES
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     555   $                      --
   Expenses:
      Mortality and expense risk fees........................                        207                      21,665
      Other expense fees.....................................                         45                       6,155
                                                               --------------------------  --------------------------
      Total expenses.........................................                        252                      27,820
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                        303                     (27,820)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        438                     214,721
   Net realized gain (loss) from sales of investments........                         80                      22,188
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                        518                     236,909
   Change in unrealized gain (loss)..........................                     (1,425)                    (98,550)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                       (907)                    138,359
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                    (604)  $                 110,539
                                                               ==========================  ==========================


                                                                 MFS(R) INTERNATIONAL
                                                                    VALUE PORTFOLIO
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  16,705
   Expenses:
      Mortality and expense risk fees........................                      9,588
      Other expense fees.....................................                      2,646
                                                               --------------------------
      Total expenses.........................................                     12,234
                                                               --------------------------
   Net investment income (loss)..............................                      4,471
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     33,775
   Net realized gain (loss) from sales of investments........                    (19,304)
                                                               --------------------------
      Net realized gain (loss)...............................                     14,471
   Change in unrealized gain (loss)..........................                      6,022
                                                               --------------------------
      Net realized and unrealized gain (loss)................                     20,493
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                  24,964
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-49

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                   MFS(R) INVESTORS            MFS(R) MID CAP
                                                                     TRUST SERIES               GROWTH SERIES
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  3,671   $                      --
   Expenses:
      Mortality and expense risk fees........................                     4,001                          42
      Other expense fees.....................................                     1,205                          15
                                                               -------------------------  --------------------------
      Total expenses.........................................                     5,206                          57
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    (1,535)                        (57)
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    71,605                         998
   Net realized gain (loss) from sales of investments........                   (14,368)                         (4)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                    57,237                         994
   Change in unrealized gain (loss)..........................                   (11,558)                     (1,170)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    45,679                        (176)
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 44,144   $                    (233)
                                                               =========================  ==========================

                                                                     MFS(R) MID CAP         MFS(R) NEW DISCOVERY
                                                                     VALUE PORTFOLIO               SERIES
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   2,034  $                     --
   Expenses:
      Mortality and expense risk fees........................                      1,489                     4,848
      Other expense fees.....................................                        372                     1,491
                                                               -------------------------  -------------------------
      Total expenses.........................................                      1,861                     6,339
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                        173                    (6,339)
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     24,343                    38,075
   Net realized gain (loss) from sales of investments........                      1,451                   (53,735)
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                     25,794                   (15,660)
   Change in unrealized gain (loss)..........................                     16,214                    77,582
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     42,008                    61,922
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  42,181  $                 55,583
                                                               =========================  =========================

                                                                     MFS(R) RESEARCH
                                                                 INTERNATIONAL PORTFOLIO
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      --
   Expenses:
      Mortality and expense risk fees........................                          2
      Other expense fees.....................................                          1
                                                               --------------------------
      Total expenses.........................................                          3
                                                               --------------------------
   Net investment income (loss)..............................                         (3)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                         --
                                                               --------------------------
      Net realized gain (loss)...............................                         --
   Change in unrealized gain (loss)..........................                         47
                                                               --------------------------
      Net realized and unrealized gain (loss)................                         47
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                      44
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-50

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                  MFS(R) TOTAL RETURN
                                                                      BOND SERIES          MFS(R) UTILITIES SERIES
                                                               -------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     --   $                  3,507
   Expenses:
      Mortality and expense risk fees........................                        60                        742
      Other expense fees.....................................                        19                        150
                                                               -------------------------  ------------------------
      Total expenses.........................................                        79                        892
                                                               -------------------------  ------------------------
   Net investment income (loss)..............................                       (79)                     2,615
                                                               -------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                      2,227
   Net realized gain (loss) from sales of investments........                        (1)                       360
                                                               -------------------------  ------------------------
      Net realized gain (loss)...............................                        (1)                     2,587
   Change in unrealized gain (loss)..........................                      (294)                       808
                                                               -------------------------  ------------------------
      Net realized and unrealized gain (loss)................                      (295)                     3,395
                                                               -------------------------  ------------------------
      Net increase (decrease) in net assets from operations..  $                   (374)  $                  6,010
                                                               =========================  ========================

                                                                                                 OPPENHEIMER
                                                                                              DISCOVERY MID CAP
                                                                  MFS(R) VALUE SERIES          GROWTH FUND/VA
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 43,389   $                     --
   Expenses:
      Mortality and expense risk fees........................                    16,950                         15
      Other expense fees.....................................                     4,400                          6
                                                               -------------------------  -------------------------
      Total expenses.........................................                    21,350                         21
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                    22,039                        (21)
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                   191,583                         --
   Net realized gain (loss) from sales of investments........                    28,099                         --
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                   219,682                         --
   Change in unrealized gain (loss)..........................                    75,362                       (202)
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   295,044                       (202)
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                317,083   $                   (223)
                                                               =========================  =========================


                                                                      OPPENHEIMER
                                                                    GLOBAL FUND/VA
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     29
   Expenses:
      Mortality and expense risk fees........................                        26
      Other expense fees.....................................                         6
                                                               -------------------------
      Total expenses.........................................                        32
                                                               -------------------------
   Net investment income (loss)..............................                        (3)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                       257
   Net realized gain (loss) from sales of investments........                        (2)
                                                               -------------------------
      Net realized gain (loss)...............................                       255
   Change in unrealized gain (loss)..........................                       (58)
                                                               -------------------------
      Net realized and unrealized gain (loss)................                       197
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                    194
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-51

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                  OPPENHEIMER GLOBAL             OPPENHEIMER
                                                                  MULTI-ALTERNATIVES        INTERNATIONAL GROWTH
                                                                        FUND/VA                    FUND/VA
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     122  $                      --
   Expenses:
      Mortality and expense risk fees........................                         49                         20
      Other expense fees.....................................                         10                          4
                                                               -------------------------  --------------------------
      Total expenses.........................................                         59                         24
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                         63                        (24)
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                         --
   Net realized gain (loss) from sales of investments........                          2                         (1)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                          2                         (1)
   Change in unrealized gain (loss)..........................                        102                       (524)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                        104                       (525)
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                     167  $                    (549)
                                                               =========================  ==========================

                                                                      OPPENHEIMER
                                                                      MAIN STREET                PIMCO ALL ASSET
                                                                 SMALL CAP FUND/(R)VA               PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      19   $                  13,866
   Expenses:
      Mortality and expense risk fees........................                        150                       4,135
      Other expense fees.....................................                         35                       1,091
                                                               --------------------------  --------------------------
      Total expenses.........................................                        185                       5,226
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                       (166)                      8,640
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        288                          --
   Net realized gain (loss) from sales of investments........                          4                     (32,040)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                        292                     (32,040)
   Change in unrealized gain (loss)..........................                      4,488                      92,647
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                      4,780                      60,607
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                   4,614   $                  69,247
                                                               ==========================  ==========================

                                                                    PIMCO COMMODITY-
                                                                   REALRETURN STRATEGY
                                                                        PORTFOLIO
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     146
   Expenses:
      Mortality and expense risk fees........................                         86
      Other expense fees.....................................                         32
                                                               -------------------------
      Total expenses.........................................                        118
                                                               -------------------------
   Net investment income (loss)..............................                         28
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                          4
                                                               -------------------------
      Net realized gain (loss)...............................                          4
   Change in unrealized gain (loss)..........................                        977
                                                               -------------------------
      Net realized and unrealized gain (loss)................                        981
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                   1,009
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-52

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                    PIMCO EMERGING               PIMCO FOREIGN
                                                                     MARKETS BOND               BOND PORTFOLIO
                                                                       PORTFOLIO             (U.S. DOLLAR-HEDGED)
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     391   $                   2,753
   Expenses:
      Mortality and expense risk fees........................                         34                       1,006
      Other expense fees.....................................                         14                         251
                                                               --------------------------  --------------------------
      Total expenses.........................................                         48                       1,257
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                        343                       1,496
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                       1,191
   Net realized gain (loss) from sales of investments........                         (2)                        (58)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                         (2)                      1,133
   Change in unrealized gain (loss)..........................                       (670)                     (3,516)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                       (672)                     (2,383)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                    (329)  $                    (887)
                                                               ==========================  ==========================


                                                                      PIMCO REAL               PIMCO STOCKSPLUS
                                                                   RETURN PORTFOLIO          GLOBAL PORTFOLIO (A)
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     737   $                  51,636
   Expenses:
      Mortality and expense risk fees........................                        124                       5,765
      Other expense fees.....................................                         83                       1,943
                                                               --------------------------  --------------------------
      Total expenses.........................................                        207                       7,708
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                        530                      43,928
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                     178,005
   Net realized gain (loss) from sales of investments........                          1                     (55,269)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                          1                     122,736
   Change in unrealized gain (loss)..........................                       (328)                    (91,738)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                       (327)                     30,998
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                     203   $                  74,926
                                                               ==========================  ==========================


                                                                       PIMCO TOTAL
                                                                    RETURN PORTFOLIO
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  62,972
   Expenses:
      Mortality and expense risk fees........................                     21,482
      Other expense fees.....................................                     10,692
                                                               --------------------------
      Total expenses.........................................                     32,174
                                                               --------------------------
   Net investment income (loss)..............................                     30,798
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                    (10,373)
                                                               --------------------------
      Net realized gain (loss)...............................                    (10,373)
   Change in unrealized gain (loss)..........................                     (8,381)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    (18,754)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                  12,044
                                                               ==========================


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-53

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                  PIMCO UNCONSTRAINED       PUTNAM VT ABSOLUTE
                                                                    BOND PORTFOLIO            RETURN 500 FUND
                                                               ------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     71  $                     --
   Expenses:
      Mortality and expense risk fees........................                        40                       313
      Other expense fees.....................................                         8                        78
                                                               ------------------------  -------------------------
      Total expenses.........................................                        48                       391
                                                               ------------------------  -------------------------
   Net investment income (loss)..............................                        23                      (391)
                                                               ------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                        --
   Net realized gain (loss) from sales of investments........                        --                       647
                                                               ------------------------  -------------------------
      Net realized gain (loss)...............................                        --                       647
   Change in unrealized gain (loss)..........................                       222                       364
                                                               ------------------------  -------------------------
      Net realized and unrealized gain (loss)................                       222                     1,011
                                                               ------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                    245  $                    620
                                                               ========================  =========================

                                                                   PUTNAM VT AMERICAN
                                                                    GOVERNMENT INCOME          PUTNAM VT EQUITY
                                                                          FUND                    INCOME FUND
                                                               --------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                     93   $                 32,328
   Expenses:
      Mortality and expense risk fees........................                         39                     12,589
      Other expense fees.....................................                          8                      3,335
                                                               --------------------------  ------------------------
      Total expenses.........................................                         47                     15,924
                                                               --------------------------  ------------------------
   Net investment income (loss)..............................                         46                     16,404
                                                               --------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                     30,435
   Net realized gain (loss) from sales of investments........                         (1)                    17,951
                                                               --------------------------  ------------------------
      Net realized gain (loss)...............................                         (1)                    48,386
   Change in unrealized gain (loss)..........................                        (80)                   166,469
                                                               --------------------------  ------------------------
      Net realized and unrealized gain (loss)................                        (81)                   214,855
                                                               --------------------------  ------------------------
      Net increase (decrease) in net assets from operations..   $                    (35)  $                231,259
                                                               ==========================  ========================

                                                                   PUTNAM VT GROWTH
                                                                     OPPORTUNITIES
                                                                       FUND (B)
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     --
   Expenses:
      Mortality and expense risk fees........................                       699
      Other expense fees.....................................                       219
                                                               -------------------------
      Total expenses.........................................                       918
                                                               -------------------------
   Net investment income (loss)..............................                      (918)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --
   Net realized gain (loss) from sales of investments........                       271
                                                               -------------------------
      Net realized gain (loss)...............................                       271
   Change in unrealized gain (loss)..........................                     6,802
                                                               -------------------------
      Net realized and unrealized gain (loss)................                     7,073
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                  6,155
                                                               =========================


(b)   Merger. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-54

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                    PUTNAM VT INCOME          PUTNAM VT SMALL CAP
                                                                          FUND                    VALUE FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  84,558   $                      63
   Expenses:
      Mortality and expense risk fees........................                     15,144                          53
      Other expense fees.....................................                      3,828                          13
                                                               --------------------------  --------------------------
      Total expenses.........................................                     18,972                          66
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     65,586                          (3)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                         535
   Net realized gain (loss) from sales of investments........                    (21,493)                          6
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                    (21,493)                        541
   Change in unrealized gain (loss)..........................                      3,886                       2,036
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    (17,607)                      2,577
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  47,979   $                   2,574
                                                               ==========================  ==========================

                                                                                              TOPS(R) MANAGED RISK
                                                                    PUTNAM VT VOYAGER             BALANCED ETF
                                                                        FUND (B)                    PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                 12,006   $                 598,357
   Expenses:
      Mortality and expense risk fees........................                      5,719                     299,901
      Other expense fees.....................................                      1,652                     153,821
                                                               --------------------------  --------------------------
      Total expenses.........................................                      7,371                     453,722
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                      4,635                     144,635
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     42,875                          --
   Net realized gain (loss) from sales of investments........                   (155,623)                   (185,537)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                   (112,748)                   (185,537)
   Change in unrealized gain (loss)..........................                    110,401                   2,344,569
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     (2,347)                  2,159,032
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..   $                  2,288   $               2,303,667
                                                               ==========================  ==========================


(b)   Merger. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-55

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONCLUDED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                             TOPS(R) MANAGED RISK
                                                                                 TOPS(R) MANAGED RISK           MODERATE GROWTH
                                                                                 GROWTH ETF PORTFOLIO            ETF PORTFOLIO
                                                                              --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends...............................................................   $               2,187,408   $               1,438,837
   Expenses:
      Mortality and expense risk fees......................................                     945,353                     642,352
      Other expense fees...................................................                     795,967                     410,768
                                                                              --------------------------  --------------------------
      Total expenses.......................................................                   1,741,320                   1,053,120
                                                                              --------------------------  --------------------------
   Net investment income (loss)............................................                     446,088                     385,717
                                                                              --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions..............................................                          --                          --
   Net realized gain (loss) from sales of investments......................                  (1,646,527)                   (802,548)
                                                                              --------------------------  --------------------------
      Net realized gain (loss).............................................                  (1,646,527)                   (802,548)
   Change in unrealized gain (loss)........................................                   6,917,206                   5,105,720
                                                                              --------------------------  --------------------------
      Net realized and unrealized gain (loss)..............................                   5,270,679                   4,303,172
                                                                              --------------------------  --------------------------
      Net increase (decrease) in net assets from operations................   $               5,716,767   $               4,688,889
                                                                              ==========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-56

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                   AB VPS GLOBAL BOND PORTFOLIO
                                                        --------------------------------------------------
                                                                  2016                      2015
                                                        -----------------------   ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    70   $                    (1)
      Net realized gain (loss)........................                        1                        --
      Change in unrealized gain (loss)................                       37                        (3)
                                                        -----------------------   ------------------------
      Net increase (decrease) in net assets
       from operations................................                      108                        (4)
                                                        -----------------------   ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                       --                        --
      Terminations and withdrawals....................                       --                        --
      Contract benefits...............................                       --                        --
      Contract charges................................                       --                        --
      Net transfers between Sub-Accounts..............                    2,516                     1,251
      Other transfers from (to) the General Account...                       --                        --
                                                        -----------------------   ------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                    2,516                     1,251
                                                        -----------------------   ------------------------
      Net increase (decrease) in net assets...........                    2,624                     1,247

   NET ASSETS:
      Beginning of year...............................                    1,247                        --
                                                        -----------------------   ------------------------
      End of year.....................................  $                 3,871   $                 1,247
                                                        =======================   ========================

                                                                AB VPS GROWTH AND INCOME PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                     (3)  $                    --
      Net realized gain (loss)........................                        82                        --
      Change in unrealized gain (loss)................                       194                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations................................                       273                        --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                        --                        --
      Terminations and withdrawals....................                        --                        --
      Contract benefits...............................                        --                        --
      Contract charges................................                       (10)                       --
      Net transfers between Sub-Accounts..............                     4,050                        --
      Other transfers from (to) the General Account...                        --                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                     4,040                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                     4,313                        --

   NET ASSETS:
      Beginning of year...............................                        --                        --
                                                        -------------------------  ------------------------
      End of year.....................................  $                  4,313   $                    --
                                                        =========================  ========================

                                                              AB VPS REAL ESTATE INVESTMENT PORTFOLIO
                                                        --------------------------------------------------
                                                                  2016                      2015
                                                        -------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $                   115   $                    --
      Net realized gain (loss)........................                       805                        --
      Change in unrealized gain (loss)................                    (1,230)                       --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations................................                      (310)                       --
                                                        -------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    17,237                        --
      Terminations and withdrawals....................                        --                        --
      Contract benefits...............................                        --                        --
      Contract charges................................                        (9)                       --
      Net transfers between Sub-Accounts..............                     1,979                        --
      Other transfers from (to) the General Account...                        10                        --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                    19,217                        --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets...........                    18,907                        --

   NET ASSETS:
      Beginning of year...............................                        --                        --
                                                        -------------------------  -----------------------
      End of year.....................................   $                18,907   $                    --
                                                        =========================  =======================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-57

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                         AMERICAN CENTURY VP
                                                                      CAPITAL APPRECIATION FUND
                                                        ----------------------------------------------------
                                                                   2016                      2015
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $                  (158)  $                    (17)
      Net realized gain (loss)........................                    (3,468)                         1
      Change in unrealized gain (loss)................                      (849)                        12
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                    (4,475)                        (4)
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    38,972                     20,750
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                       (48)                        --
      Net transfers between Sub-Accounts..............                   (17,756)                     5,668
      Other transfers from (to) the General Account...                        --                       (451)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    21,168                     25,967
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                    16,693                     25,963

   NET ASSETS:
      Beginning of year...............................                    25,963                         --
                                                        -------------------------  -------------------------
      End of year.....................................   $                42,656   $                 25,963
                                                        =========================  =========================


                                                                  AMERICAN CENTURY VP GROWTH FUND
                                                        ----------------------------------------------------
                                                                  2016                        2015
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                (25,640)   $               (16,605)
      Net realized gain (loss)........................                    22,681                    212,634
      Change in unrealized gain (loss)................                   129,786                    (72,032)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   126,827                    123,997
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                        --                    253,079
      Terminations and withdrawals....................                  (130,600)                   (83,293)
      Contract benefits...............................                   (86,469)                   (15,761)
      Contract charges................................                   (46,290)                   (48,822)
      Net transfers between Sub-Accounts..............                   138,145                   (288,346)
      Other transfers from (to) the General Account...                         6                       (504)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  (125,208)                  (183,647)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                     1,619                    (59,650)

   NET ASSETS:
      Beginning of year...............................                 2,872,637                  2,932,287
                                                        -------------------------  -------------------------
      End of year.....................................  $              2,874,256    $             2,872,637
                                                        =========================  =========================

                                                                        AMERICAN CENTURY VP
                                                                      INCOME AND GROWTH FUND
                                                        --------------------------------------------------
                                                                  2016                       2015
                                                        ------------------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    208   $                    --
      Net realized gain (loss)........................                         1                        --
      Change in unrealized gain (loss)................                       849                        --
                                                        ------------------------   -----------------------
      Net increase (decrease) in net assets
        from operations...............................                     1,058                        --
                                                        ------------------------   -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    65,062                        --
      Terminations and withdrawals....................                        --                        --
      Contract benefits...............................                        --                        --
      Contract charges................................                        --                        --
      Net transfers between Sub-Accounts..............                        --                        --
      Other transfers from (to) the General Account...                        --                        --
                                                        ------------------------   -----------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    65,062                        --
                                                        ------------------------   -----------------------
      Net increase (decrease) in net assets...........                    66,120                        --

   NET ASSETS:
      Beginning of year...............................                        --                        --
                                                        ------------------------   -----------------------
      End of year.....................................  $                 66,120   $                    --
                                                        ========================   =======================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-58

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 AMERICAN CENTURY VP MID CAP VALUE
                                                        ----------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 13,396   $                 11,047
      Net realized gain (loss)........................                    97,293                     92,938
      Change in unrealized gain (loss)................                   280,665                   (148,508)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
       from operations................................                   391,354                    (44,523)
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    64,500                    408,648
      Terminations and withdrawals....................                   (42,548)                  (125,627)
      Contract benefits...............................                        --                    (24,906)
      Contract charges................................                   (23,827)                   (21,912)
      Net transfers between Sub-Accounts..............                   (27,747)                   308,301
      Other transfers from (to) the General Account...                       107                     (2,617)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                   (29,515)                   541,887
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   361,839                    497,364

   NET ASSETS:
      Beginning of year...............................                 1,865,496                  1,368,132
                                                        -------------------------  -------------------------
      End of year.....................................  $              2,227,335   $              1,865,496
                                                        =========================  =========================

                                                                  AMERICAN CENTURY VP VALUE FUND
                                                        ----------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $                10,330    $                13,788
      Net realized gain (loss)........................                    23,703                      9,197
      Change in unrealized gain (loss)................                   198,062                    (78,996)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
       from operations................................                   232,095                    (56,011)
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   233,492                     85,106
      Terminations and withdrawals....................                   (83,413)                   (34,357)
      Contract benefits...............................                  (121,658)                   (11,729)
      Contract charges................................                    (9,508)                    (8,790)
      Net transfers between Sub-Accounts..............                   284,800                    251,328
      Other transfers from (to) the General Account...                      (281)                      (741)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                   303,432                    280,817
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   535,527                    224,806

   NET ASSETS:
      Beginning of year...............................                 1,201,585                    976,779
                                                        -------------------------  -------------------------
      End of year.....................................   $             1,737,112    $             1,201,585
                                                        =========================  =========================

                                                               AMERICAN FUNDS ASSET ALLOCATION FUND
                                                        --------------------------------------------------
                                                                  2016                      2015
                                                        ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 5,600   $                     --
      Net realized gain (loss)........................                   19,824                         --
      Change in unrealized gain (loss)................                   21,598                         --
                                                        ------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations................................                   47,022                         --
                                                        ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                  751,238                         --
      Terminations and withdrawals....................                   (3,500)                        --
      Contract benefits...............................                       --                         --
      Contract charges................................                     (935)                        --
      Net transfers between Sub-Accounts..............                   46,479                         --
      Other transfers from (to) the General Account...                   (6,272)                        --
                                                        ------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                  787,010                         --
                                                        ------------------------  ------------------------
      Net increase (decrease) in net assets...........                  834,032                         --

   NET ASSETS:
      Beginning of year...............................                       --                         --
                                                        ------------------------  ------------------------
      End of year.....................................  $               834,032   $                     --
                                                        ========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-59

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                           AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH
                                                       -------------------------------------------------
                                                                 2016                     2015
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                12,476   $                    --
      Net realized gain (loss).......................                   67,756                        --
      Change in unrealized gain (loss)...............                   47,547                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                  127,779                        --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                1,345,280                        --
      Terminations and withdrawals...................                  (31,153)                       --
      Contract benefits..............................                       --                        --
      Contract charges...............................                   (4,154)                       --
      Net transfers between Sub-Accounts.............                 (402,422)                       --
      Other transfers from (to) the General Account..                       79                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                  907,630                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                1,035,409                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $             1,035,409   $                    --
                                                       ========================  =======================

                                                                    AMERICAN FUNDS BOND FUND
                                                       -------------------------------------------------
                                                                 2016                      2015
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................   $                1,060   $                    --
      Net realized gain (loss).......................                    2,693                        --
      Change in unrealized gain (loss)...............                   (4,068)                       --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                     (315)                       --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                  211,259                        --
      Terminations and withdrawals...................                       --                        --
      Contract benefits..............................                       --                        --
      Contract charges...............................                       --                        --
      Net transfers between Sub-Accounts.............                  (74,394)                       --
      Other transfers from (to) the General Account..                      351                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                  137,216                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                  136,901                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................   $              136,901   $                    --
                                                       ========================  =======================

                                                             AMERICAN FUNDS CAPITAL INCOME BUILDER
                                                       -------------------------------------------------
                                                                2016                      2015
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                 3,198   $                    --
      Net realized gain (loss).......................                       (8)                       --
      Change in unrealized gain (loss)...............                   (4,248)                       --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                   (1,058)                       --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                  252,338                        --
      Terminations and withdrawals...................                       --                        --
      Contract benefits..............................                       --                        --
      Contract charges...............................                       --                        --
      Net transfers between Sub-Accounts.............                       --                        --
      Other transfers from (to) the General Account..                    2,100                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                  254,438                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                  253,380                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $               253,380   $                    --
                                                       ========================  =======================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-60

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                          AMERICAN FUNDS
                                                                   GLOBAL GROWTH AND INCOME FUND
                                                        ---------------------------------------------------
                                                                  2016                      2015
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                23,044   $                 16,944
      Net realized gain (loss)........................                   (7,460)                     2,984
      Change in unrealized gain (loss)................                  105,794                    (69,310)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                  121,378                    (49,382)
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   68,834                    213,157
      Terminations and withdrawals....................                  (51,105)                   (86,080)
      Contract benefits...............................                       --                   (225,149)
      Contract charges................................                  (25,325)                   (13,739)
      Net transfers between Sub-Accounts..............                  571,005                    262,137
      Other transfers from (to) the General Account...                      157                        512
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  563,566                    150,838
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                  684,944                    101,456

   NET ASSETS:
      Beginning of year...............................                1,417,793                  1,316,337
                                                        ------------------------  -------------------------
      End of year.....................................  $             2,102,737   $              1,417,793
                                                        ========================  =========================


                                                                  AMERICAN FUNDS GLOBAL GROWTH FUND
                                                        ---------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $                    74   $                     --
      Net realized gain (loss)........................                        (1)                        --
      Change in unrealized gain (loss)................                      (581)                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                      (508)                        --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    26,077                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                       (19)                        --
      Net transfers between Sub-Accounts..............                     2,491                         --
      Other transfers from (to) the General Account...                        --                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    28,549                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                    28,041                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................   $                28,041   $                     --
                                                        =========================  ========================


                                                                     AMERICAN FUNDS GROWTH FUND
                                                        ----------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $               (19,327)  $                   (544)
      Net realized gain (loss)........................                   542,358                  1,511,692
      Change in unrealized gain (loss)................                   159,198                 (1,128,137)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   682,229                    383,011
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   570,730                  1,208,651
      Terminations and withdrawals....................                  (221,013)                  (255,486)
      Contract benefits...............................                  (180,752)                   (17,680)
      Contract charges................................                  (113,051)                  (104,621)
      Net transfers between Sub-Accounts..............                  (201,105)                   377,969
      Other transfers from (to) the General Account...                    (7,054)                     1,042
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  (152,245)                 1,209,875
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   529,984                  1,592,886

   NET ASSETS:
      Beginning of year...............................                 7,755,185                  6,162,299
                                                        -------------------------  -------------------------
      End of year.....................................   $             8,285,169   $              7,755,185
                                                        =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-61

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                   AMERICAN FUNDS GROWTH-INCOME FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 43,569   $                 40,310
      Net realized gain (loss).........................                   563,171                    854,805
      Change in unrealized gain (loss).................                    75,962                   (866,309)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   682,702                     28,806
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    15,040                    989,589
      Terminations and withdrawals.....................                  (172,747)                  (177,598)
      Contract benefits................................                  (101,624)                   (35,101)
      Contract charges.................................                   (90,737)                   (77,821)
      Net transfers between Sub-Accounts...............                 2,098,963                    110,438
      Other transfers from (to) the General Account....                    11,835                     (3,351)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                 1,760,730                    806,156
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                 2,443,432                    834,962

   NET ASSETS:
      Beginning of year................................                 5,828,225                  4,993,263
                                                         -------------------------  -------------------------
      End of year......................................  $              8,271,657   $              5,828,225
                                                         =========================  =========================


                                                                   AMERICAN FUNDS INTERNATIONAL FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  8,794   $                 14,856
      Net realized gain (loss).........................                   126,796                    132,192
      Change in unrealized gain (loss).................                   (71,336)                  (277,438)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    64,254                   (130,390)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     5,900                    151,559
      Terminations and withdrawals.....................                   (78,864)                   (92,723)
      Contract benefits................................                   (85,821)                   (12,787)
      Contract charges.................................                   (38,464)                   (37,515)
      Net transfers between Sub-Accounts...............                    76,174                    174,382
      Other transfers from (to) the General Account....                     2,186                     (1,008)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (118,889)                   181,908
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (54,635)                    51,518

   NET ASSETS:
      Beginning of year................................                 2,271,058                  2,219,540
                                                         -------------------------  -------------------------
      End of year......................................  $              2,216,423   $              2,271,058
                                                         =========================  =========================

                                                                           AMERICAN FUNDS
                                                                 MANAGED RISK ASSET ALLOCATION FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $              2,328,014   $              3,017,334
      Net realized gain (loss).........................                18,013,582                 12,903,105
      Change in unrealized gain (loss).................                17,563,010                (27,377,741)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                37,904,606                (11,457,302)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                52,145,514                108,516,850
      Terminations and withdrawals.....................               (15,943,222)               (10,650,378)
      Contract benefits................................                (4,665,304)                (3,544,079)
      Contract charges.................................               (14,852,801)               (12,095,595)
      Net transfers between Sub-Accounts...............                47,847,075                  4,486,561
      Other transfers from (to) the General Account....                    (7,770)                    (6,380)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                64,523,492                 86,706,979
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............               102,428,098                 75,249,677

   NET ASSETS:
      Beginning of year................................               563,893,102                488,643,425
                                                         -------------------------  -------------------------
      End of year......................................  $            666,321,200   $            563,893,102
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-62

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                   AMERICAN FUNDS NEW WORLD FUND
                                                        ----------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $                  (986)   $                (1,994)
      Net realized gain (loss)........................                   (20,032)                    19,050
      Change in unrealized gain (loss)................                    43,367                    (43,840)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                    22,349                    (26,784)
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    66,486                    147,951
      Terminations and withdrawals....................                   (50,759)                    (4,855)
      Contract benefits...............................                        --                    (26,672)
      Contract charges................................                    (3,105)                    (2,817)
      Net transfers between Sub-Accounts..............                    43,582                     77,990
      Other transfers from (to) the General Account...                      (178)                        61
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    56,026                    191,658
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                    78,375                    164,874

   NET ASSETS:
      Beginning of year...............................                   605,915                    441,041
                                                        -------------------------  -------------------------
      End of year.....................................   $               684,290    $               605,915
                                                        =========================  =========================

                                                                  BLACKROCK BASIC VALUE V.I. FUND
                                                        --------------------------------------------------
                                                                  2016                      2015
                                                        ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                   451   $                    --
      Net realized gain (loss)........................                      950                        --
      Change in unrealized gain (loss)................                    2,508                        --
                                                        ------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                    3,909                        --
                                                        ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   48,024                        --
      Terminations and withdrawals....................                       --                        --
      Contract benefits...............................                       --                        --
      Contract charges................................                      (78)                       --
      Net transfers between Sub-Accounts..............                     (141)                       --
      Other transfers from (to) the General Account...                      (18)                       --
                                                        ------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   47,787                        --
                                                        ------------------------  ------------------------
      Net increase (decrease) in net assets...........                   51,696                        --

   NET ASSETS:
      Beginning of year...............................                       --                        --
                                                        ------------------------  ------------------------
      End of year.....................................  $                51,696   $                    --
                                                        ========================  ========================

                                                             BLACKROCK CAPITAL APPRECIATION V.I. FUND
                                                        ---------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $               (13,270)  $                (9,196)
      Net realized gain (loss)........................                    30,278                   108,157
      Change in unrealized gain (loss)................                    24,503                   (23,955)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                    41,511                    75,006
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   105,359                   194,320
      Terminations and withdrawals....................                  (107,700)                  (21,078)
      Contract benefits...............................                    (9,772)                    8,231
      Contract charges................................                   (23,123)                  (19,681)
      Net transfers between Sub-Accounts..............                   430,114                    10,615
      Other transfers from (to) the General Account...                    (1,771)                     (889)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   393,107                   171,518
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                   434,618                   246,524

   NET ASSETS:
      Beginning of year...............................                 1,226,169                   979,645
                                                        -------------------------  ------------------------
      End of year.....................................   $             1,660,787   $             1,226,169
                                                        =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-63

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                  BLACKROCK EQUITY DIVIDEND V.I. FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 16,329   $                 12,399
      Net realized gain (loss).........................                    72,805                    111,689
      Change in unrealized gain (loss).................                   186,457                   (146,676)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   275,591                    (22,588)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    38,189                    286,941
      Terminations and withdrawals.....................                   (55,443)                   (38,182)
      Contract benefits................................                   (14,254)                    (9,952)
      Contract charges.................................                   (32,386)                   (29,263)
      Net transfers between Sub-Accounts...............                   200,267                     89,142
      Other transfers from (to) the General Account....                       (82)                       437
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   136,291                    299,123
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   411,882                    276,535

   NET ASSETS:
      Beginning of year................................                 1,814,066                  1,537,531
                                                         -------------------------  -------------------------
      End of year......................................  $              2,225,948   $              1,814,066
                                                         =========================  =========================

                                                                BLACKROCK GLOBAL ALLOCATION V.I. FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 13,465   $                  6,838
      Net realized gain (loss).........................                  (161,995)                   145,937
      Change in unrealized gain (loss).................                   230,629                   (272,404)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    82,099                   (119,629)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   435,632                    749,673
      Terminations and withdrawals.....................                   (55,942)                  (126,361)
      Contract benefits................................                   (25,274)                   (21,387)
      Contract charges.................................                   (38,678)                   (37,457)
      Net transfers between Sub-Accounts...............                  (893,468)                   609,127
      Other transfers from (to) the General Account....                     1,850                       (387)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (575,880)                 1,173,208
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (493,781)                 1,053,579

   NET ASSETS:
      Beginning of year................................                 4,027,875                  2,974,296
                                                         -------------------------  -------------------------
      End of year......................................  $              3,534,094   $              4,027,875
                                                         =========================  =========================

                                                                    BLACKROCK HIGH YIELD V.I. FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 48,776   $                 51,241
      Net realized gain (loss).........................                   (46,396)                    (8,381)
      Change in unrealized gain (loss).................                   119,730                   (109,167)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   122,110                    (66,307)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   151,332                    166,039
      Terminations and withdrawals.....................                   (74,502)                   (27,345)
      Contract benefits................................                   (82,643)                   (20,024)
      Contract charges.................................                    (8,346)                   (10,140)
      Net transfers between Sub-Accounts...............                  (223,681)                     5,561
      Other transfers from (to) the General Account....                       (93)                        54
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (237,933)                   114,145
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (115,823)                    47,838

   NET ASSETS:
      Beginning of year................................                 1,192,710                  1,144,872
                                                         -------------------------  -------------------------
      End of year......................................  $              1,076,886   $              1,192,710
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-64

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 BLACKROCK S&P 500 INDEX V.I. FUND
                                                        ---------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                  1,241   $                     --
      Net realized gain (loss)........................                    75,425                         --
      Change in unrealized gain (loss)................                    (3,001)                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                    73,665                         --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   832,227                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                    (1,763)                        --
      Net transfers between Sub-Accounts..............                  (603,519)                        --
      Other transfers from (to) the General Account...                       (21)                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   226,924                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                   300,589                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................  $                300,589   $                     --
                                                        =========================  ========================

                                                                 BLACKROCK TOTAL RETURN V.I. FUND
                                                        ---------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                  3,251   $                     --
      Net realized gain (loss)........................                      (724)                        --
      Change in unrealized gain (loss)................                   (30,410)                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                   (27,883)                        --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   575,761                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                    (2,684)                        --
      Net transfers between Sub-Accounts..............                   442,820                         --
      Other transfers from (to) the General Account...                        16                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                 1,015,913                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                   988,030                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................  $                988,030   $                     --
                                                        =========================  ========================

                                                             BLACKROCK U.S. GOVERNMENT BOND V.I. FUND
                                                        ---------------------------------------------------
                                                                  2016                      2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                  1,317   $                 1,212
      Net realized gain (loss)........................                     2,269                       251
      Change in unrealized gain (loss)................                    (2,575)                   (5,724)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                     1,011                    (4,261)
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                        --                    66,318
      Terminations and withdrawals....................                  (266,494)                  (10,740)
      Contract benefits...............................                        --                        --
      Contract charges................................                    (2,949)                   (1,502)
      Net transfers between Sub-Accounts..............                   200,279                   210,835
      Other transfers from (to) the General Account...                      (108)                        2
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   (69,272)                  264,913
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                   (68,261)                  260,652

   NET ASSETS:
      Beginning of year...............................                   377,638                   116,986
                                                        -------------------------  ------------------------
      End of year.....................................  $                309,377   $               377,638
                                                        =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-65

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                          CALVERT VP
                                                              EAFE INTERNATIONAL INDEX PORTFOLIO
                                                       --------------------------------------------------
                                                                2016                       2015
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                   624    $                   --
      Net realized gain (loss).......................                        1                        --
      Change in unrealized gain (loss)...............                     (155)                       --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                      470                        --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                   10,000                        --
      Terminations and withdrawals...................                       --                        --
      Contract benefits..............................                       --                        --
      Contract charges...............................                       (6)                       --
      Net transfers between Sub-Accounts.............                   14,470                        --
      Other transfers from (to) the General Account..                      (47)                       --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                   24,417                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                   24,887                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $                24,887    $                   --
                                                       ========================  =======================

                                                                          CALVERT VP
                                                             INVESTMENT GRADE BOND INDEX PORTFOLIO
                                                       --------------------------------------------------
                                                                2016                       2015
                                                       ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                 2,769    $                   --
      Net realized gain (loss).......................                      (22)                       --
      Change in unrealized gain (loss)...............                   (5,760)                       --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations...............................                   (3,013)                       --
                                                       ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                  103,495                        --
      Terminations and withdrawals...................                     (790)                       --
      Contract benefits..............................                       --                        --
      Contract charges...............................                     (102)                       --
      Net transfers between Sub-Accounts.............                    5,248                        --
      Other transfers from (to) the General Account..                      104                        --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                  107,955                        --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets..........                  104,942                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  ------------------------
      End of year....................................  $               104,942    $                   --
                                                       ========================  ========================


                                                              CALVERT VP NASDAQ 100 INDEX PORTFOLIO
                                                       -------------------------------------------------
                                                                 2016                     2015
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                   117   $                    --
      Net realized gain (loss).......................                   35,971                        --
      Change in unrealized gain (loss)...............                   38,325                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                   74,413                        --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                  679,417                        --
      Terminations and withdrawals...................                  (40,655)                       --
      Contract benefits..............................                       --                        --
      Contract charges...............................                   (3,236)                       --
      Net transfers between Sub-Accounts.............                  273,801                        --
      Other transfers from (to) the General Account..                   (1,399)                       --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                  907,928                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                  982,341                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $               982,341   $                    --
                                                       ========================  =======================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-66

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                            CALVERT VP
                                                              RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    402   $                     --
      Net realized gain (loss)........................                    11,596                         --
      Change in unrealized gain (loss)................                    (9,803)                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations................................                     2,195                         --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    19,870                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                        (7)                        --
      Net transfers between Sub-Accounts..............                   128,366                         --
      Other transfers from (to) the General Account...                       (84)                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                   148,145                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                   150,340                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................  $                150,340   $                     --
                                                        =========================  ========================


                                                              CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
                                                        --------------------------------------------------
                                                                  2016                      2015
                                                        -------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $                   627   $                    --
      Net realized gain (loss)........................                     5,374                        --
      Change in unrealized gain (loss)................                    (2,384)                       --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations................................                     3,617                        --
                                                        -------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    48,301                        --
      Terminations and withdrawals....................                        --                        --
      Contract benefits...............................                        --                        --
      Contract charges................................                       (54)                       --
      Net transfers between Sub-Accounts..............                   115,879                        --
      Other transfers from (to) the General Account...                        14                        --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                   164,140                        --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets...........                   167,757                        --

   NET ASSETS:
      Beginning of year...............................                        --                        --
                                                        -------------------------  -----------------------
      End of year.....................................   $               167,757   $                    --
                                                        =========================  =======================


                                                               CATALYST DIVIDEND CAPTURE VA FUND (A)
                                                        ----------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 25,491    $                23,856
      Net realized gain (loss)........................                       491                      4,436
      Change in unrealized gain (loss)................                    16,376                    (50,395)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
       from operations................................                    42,358                    (22,103)
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    24,000                     20,000
      Terminations and withdrawals....................                   (17,325)                   (14,647)
      Contract benefits...............................                        --                         --
      Contract charges................................                   (18,548)                   (18,225)
      Net transfers between Sub-Accounts..............                   (44,518)                  (102,505)
      Other transfers from (to) the General Account...                        --                         10
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                   (56,391)                  (115,367)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   (14,033)                  (137,470)

   NET ASSETS:
      Beginning of year...............................                   635,225                    772,695
                                                        -------------------------  -------------------------
      End of year.....................................  $                621,192    $               635,225
                                                        =========================  =========================

(a)   Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-67

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                CATALYST INSIDER BUYING VA FUND (A)
                                                       -----------------------------------------------------
                                                                 2016                        2015
                                                       -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                     --   $                     (19)
      Net realized gain (loss).......................                     3,828                       1,984
      Change in unrealized gain (loss)...............                    (2,231)                     (3,271)
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     1,597                      (1,306)
                                                       -------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                        --                          --
      Terminations and withdrawals...................                      (640)                         --
      Contract benefits..............................                        --                          --
      Contract charges...............................                      (135)                       (152)
      Net transfers between Sub-Accounts.............                      (790)                     (4,507)
      Other transfers from (to) the General Account..                        --                          --
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    (1,565)                     (4,659)
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets..........                        32                      (5,965)

    NET ASSETS:
      Beginning of year..............................                    15,941                      21,906
                                                       -------------------------  --------------------------
      End of year....................................  $                 15,973   $                  15,941
                                                       =========================  ==========================


                                                                  FT VIP FRANKLIN INCOME VIP FUND
                                                       -----------------------------------------------------
                                                                 2016                       2015
                                                       -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                 93,589   $                  63,983
      Net realized gain (loss).......................                   (11,351)                    (42,687)
      Change in unrealized gain (loss)...............                   218,768                    (180,462)
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                   301,006                    (159,166)
                                                       -------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                   160,319                   1,186,669
      Terminations and withdrawals...................                   (28,125)                   (150,001)
      Contract benefits..............................                    (5,140)                   (260,278)
      Contract charges...............................                   (15,670)                    (10,635)
      Net transfers between Sub-Accounts.............                    44,736                     112,163
      Other transfers from (to) the General Account..                        67                      (2,122)
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                   156,187                     875,796
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets..........                   457,193                     716,630

    NET ASSETS:
      Beginning of year..............................                 2,196,823                   1,480,193
                                                       -------------------------  --------------------------
      End of year....................................  $              2,654,016   $               2,196,823
                                                       =========================  ==========================

                                                                      FT VIP FRANKLIN MUTUAL
                                                                     GLOBAL DISCOVERY VIP FUND
                                                       -----------------------------------------------------
                                                                 2016                        2015
                                                       -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                    (93)  $                     (16)
      Net realized gain (loss).......................                    (2,484)                         (1)
      Change in unrealized gain (loss)...............                     1,713                          78
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                      (864)                         61
                                                       -------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    25,765                      20,750
      Terminations and withdrawals...................                        --                          --
      Contract benefits..............................                        --                          --
      Contract charges...............................                        --                          --
      Net transfers between Sub-Accounts.............                   (21,903)                      4,167
      Other transfers from (to) the General Account..                        --                        (477)
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                     3,862                      24,440
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets..........                     2,998                      24,501

    NET ASSETS:
      Beginning of year..............................                    24,501                          --
                                                       -------------------------  --------------------------
      End of year....................................  $                 27,499   $                  24,501
                                                       =========================  ==========================

(a)    Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-68

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                               FT VIP FRANKLIN MUTUAL SHARES VIP FUND
                                                         ---------------------------------------------------
                                                                   2016                      2015
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 25,199   $                63,758
      Net realized gain (loss).........................                   162,759                   221,193
      Change in unrealized gain (loss).................                   186,202                  (449,932)
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                   374,160                  (164,981)
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     3,368                   105,901
      Terminations and withdrawals.....................                   (80,129)                 (192,506)
      Contract benefits................................                   (37,469)                       --
      Contract charges.................................                   (50,144)                  (53,997)
      Net transfers between Sub-Accounts...............                  (278,495)                  133,367
      Other transfers from (to) the General Account....                       991                     1,592
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (441,878)                   (5,643)
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                   (67,718)                 (170,624)

   NET ASSETS:
      Beginning of year................................                 2,745,992                 2,916,616
                                                         -------------------------  ------------------------
      End of year......................................  $              2,678,274   $             2,745,992
                                                         =========================  ========================

                                                               FT VIP FRANKLIN RISING DIVIDENDS VIP FUND
                                                         ---------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  6,688   $                 9,875
      Net realized gain (loss).........................                   166,252                   183,646
      Change in unrealized gain (loss).................                    61,798                  (269,274)
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                   234,738                   (75,753)
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   111,228                   282,138
      Terminations and withdrawals.....................                   (44,323)                 (121,308)
      Contract benefits................................                   (41,701)                   (8,241)
      Contract charges.................................                   (26,478)                  (26,731)
      Net transfers between Sub-Accounts...............                    84,141                   (88,558)
      Other transfers from (to) the General Account....                     1,859                       597
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    84,726                    37,897
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                   319,464                   (37,856)

   NET ASSETS:
      Beginning of year................................                 1,570,861                 1,608,717
                                                         -------------------------  ------------------------
      End of year......................................  $              1,890,325   $             1,570,861
                                                         =========================  ========================

                                                               FT VIP FRANKLIN SMALL CAP VALUE VIP FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                (3,189)  $                 (4,563)
      Net realized gain (loss).........................                   148,665                    144,309
      Change in unrealized gain (loss).................                   243,281                   (253,068)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   388,757                   (113,322)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    26,899                    338,114
      Terminations and withdrawals.....................                   (39,596)                  (105,673)
      Contract benefits................................                   (50,295)                   (18,922)
      Contract charges.................................                   (17,937)                   (16,559)
      Net transfers between Sub-Accounts...............                   205,835                    (16,810)
      Other transfers from (to) the General Account....                       (36)                       584
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   124,870                    180,734
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   513,627                     67,412

   NET ASSETS:
      Beginning of year................................                 1,260,068                  1,192,656
                                                         -------------------------  -------------------------
      End of year......................................   $             1,773,695   $              1,260,068
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-69

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                               FT VIP FRANKLIN STRATEGIC INCOME VIP FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss).....................  $                 25,626   $                 62,576
      Net realized gain (loss).........................                   (64,648)                    11,106
      Change in unrealized gain (loss).................                   107,775                   (134,813)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    68,753                    (61,131)
                                                         -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     4,448                    110,005
      Terminations and withdrawals.....................                   (47,991)                   (25,087)
      Contract benefits................................                   (55,251)                        --
      Contract charges.................................                    (8,337)                    (8,000)
      Net transfers between Sub-Accounts...............                  (219,744)                    69,215
      Other transfers from (to) the General Account....                      (924)                       142
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (327,799)                   146,275
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (259,046)                    85,144

    NET ASSETS:
      Beginning of year................................                 1,231,438                  1,146,294
                                                         -------------------------  -------------------------
      End of year......................................  $                972,392   $              1,231,438
                                                         =========================  =========================


                                                               FT VIP TEMPLETON FOREIGN SECURITIES FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss).....................  $                  7,704   $                 16,562
      Net realized gain (loss).........................                   (14,259)                     8,540
      Change in unrealized gain (loss).................                    64,729                    (73,066)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    58,174                    (47,964)
                                                         -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     74,214
      Terminations and withdrawals.....................                   (33,197)                   (29,513)
      Contract benefits................................                        --                         --
      Contract charges.................................                   (17,449)                   (17,238)
      Net transfers between Sub-Accounts...............                    26,094                    (15,446)
      Other transfers from (to) the General Account....                        (3)                      (379)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (24,555)                    11,638
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    33,619                    (36,326)

    NET ASSETS:
      Beginning of year................................                   810,328                    846,654
                                                         -------------------------  -------------------------
      End of year......................................  $                843,947   $                810,328
                                                         =========================  =========================

                                                                           FT VIP TEMPLETON
                                                                      GLOBAL BOND SECURITIES FUND
                                                         ------------------------------------------------------
                                                                   2016                         2015
                                                         --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss).....................  $                 (27,558)   $                180,544
      Net realized gain (loss).........................                    (59,341)                       (785)
      Change in unrealized gain (loss).................                    141,946                    (334,134)
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                     55,047                    (154,375)
                                                         --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     71,378                     210,554
      Terminations and withdrawals.....................                   (134,650)                    (91,426)
      Contract benefits................................                    (85,703)                     (2,194)
      Contract charges.................................                    (20,764)                    (19,961)
      Net transfers between Sub-Accounts...............                    110,529                     297,903
      Other transfers from (to) the General Account....                       (655)                     (2,413)
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    (59,865)                    392,463
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets............                     (4,818)                    238,088

    NET ASSETS:
      Beginning of year................................                  2,955,223                   2,717,135
                                                         --------------------------  --------------------------
      End of year......................................  $               2,950,405    $              2,955,223
                                                         ==========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-70

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                           FT VIP TEMPLETON
                                                                        GROWTH SECURITIES FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 16,147   $                 24,613
      Net realized gain (loss).........................                    10,216                      5,731
      Change in unrealized gain (loss).................                    98,031                   (137,018)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   124,394                   (106,674)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     5,607                    249,860
      Terminations and withdrawals.....................                   (41,387)                  (161,420)
      Contract benefits................................                   (27,520)                        --
      Contract charges.................................                   (32,643)                   (35,256)
      Net transfers between Sub-Accounts...............                  (190,825)                    10,666
      Other transfers from (to) the General Account....                      (311)                       753
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (287,079)                    64,603
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (162,685)                   (42,071)

   NET ASSETS:
      Beginning of year................................                 1,541,648                  1,583,719
                                                         -------------------------  -------------------------
      End of year......................................  $              1,378,963   $              1,541,648
                                                         =========================  =========================

                                                                    GLOBAL ATLANTIC AMERICAN FUNDS
                                                                      MANAGED RISK PORTFOLIO (A)
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $              1,048,358   $                 80,797
      Net realized gain (loss).........................                 7,692,812                    178,376
      Change in unrealized gain (loss).................                 1,248,911                 (5,916,199)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                 9,990,081                 (5,657,026)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                23,920,800                 66,185,636
      Terminations and withdrawals.....................                (4,254,318)                (2,217,477)
      Contract benefits................................                  (837,537)                (3,289,256)
      Contract charges.................................                (4,977,777)                (3,575,615)
      Net transfers between Sub-Accounts...............                 2,595,355                 23,153,874
      Other transfers from (to) the General Account....                     1,753                     (6,065)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                16,448,276                 80,251,098
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                26,438,357                 74,594,072

   NET ASSETS:
      Beginning of year................................               191,110,274                116,516,202
                                                         -------------------------  -------------------------
      End of year......................................  $            217,548,631   $            191,110,274
                                                         =========================  =========================

                                                                      GLOBAL ATLANTIC BALANCED
                                                                     MANAGED RISK PORTFOLIO (A)
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 16,052   $               (305,297)
      Net realized gain (loss).........................                   178,015                    106,619
      Change in unrealized gain (loss).................                 2,381,616                 (1,568,116)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                 2,575,683                 (1,766,794)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                11,513,489                 28,464,666
      Terminations and withdrawals.....................                (2,305,390)                (1,501,851)
      Contract benefits................................                  (388,116)                  (643,808)
      Contract charges.................................                (2,334,821)                (1,619,462)
      Net transfers between Sub-Accounts...............                 8,809,528                 12,960,094
      Other transfers from (to) the General Account....                  (141,387)                     2,531
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                15,153,303                 37,662,170
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                17,728,986                 35,895,376

   NET ASSETS:
      Beginning of year................................                83,277,911                 47,382,535
                                                         -------------------------  -------------------------
      End of year......................................  $            101,006,897   $             83,277,911
                                                         =========================  =========================

(a)   Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-71

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                       GLOBAL ATLANTIC BLACKROCK
                                                             GLOBAL ALLOCATION MANAGED RISK PORTFOLIO (A)
                                                         -----------------------------------------------------
                                                                    2016                       2015
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $              1,444,624   $              2,178,820
      Net realized gain (loss).........................                  1,865,488                  9,734,312
      Change in unrealized gain (loss).................                 (5,332,028)               (24,903,030)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                 (2,021,916)               (12,989,898)
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 28,289,686                 94,083,431
      Terminations and withdrawals.....................                 (5,945,057)                (3,937,382)
      Contract benefits................................                 (2,246,361)                (2,749,516)
      Contract charges.................................                 (6,861,780)                (5,229,921)
      Net transfers between Sub-Accounts...............                 (9,424,076)                26,996,232
      Other transfers from (to) the General Account....                   (122,925)                   (11,772)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  3,689,487                109,151,072
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                  1,667,571                 96,161,174

   NET ASSETS:
      Beginning of year................................                272,591,065                176,429,891
                                                         --------------------------  -------------------------
      End of year......................................   $            274,258,636   $            272,591,065
                                                         ==========================  =========================

                                                                 GLOBAL ATLANTIC FRANKLIN DIVIDEND AND
                                                                   INCOME MANAGED RISK PORTFOLIO (A)
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $               (199,411)  $               (655,751)
      Net realized gain (loss).........................                   (35,316)                  (162,202)
      Change in unrealized gain (loss).................                14,886,095                (10,913,449)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                14,651,368                (11,731,402)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                28,846,553                 64,191,247
      Terminations and withdrawals.....................                (3,670,788)                (1,967,454)
      Contract benefits................................                (1,878,741)                (1,006,081)
      Contract charges.................................                (4,771,428)                (3,138,605)
      Net transfers between Sub-Accounts...............                40,842,507                 28,109,465
      Other transfers from (to) the General Account....                     7,639                    (12,001)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                59,375,742                 86,176,571
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                74,027,110                 74,445,169

   NET ASSETS:
      Beginning of year................................               162,089,391                 87,644,222
                                                         -------------------------  -------------------------
      End of year......................................  $            236,116,501   $            162,089,391
                                                         =========================  =========================

                                                                    GLOBAL ATLANTIC GOLDMAN SACHS
                                                               DYNAMIC TRENDS ALLOCATION PORTFOLIO (A)
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $               (204,834)  $                (36,560)
      Net realized gain (loss).........................                     8,640                     (5,427)
      Change in unrealized gain (loss).................                 1,067,153                   (433,930)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   870,959                   (475,917)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                11,183,152                 14,841,356
      Terminations and withdrawals.....................                  (647,496)                   (24,182)
      Contract benefits................................                        --                    (34,507)
      Contract charges.................................                  (611,340)                   (83,853)
      Net transfers between Sub-Accounts...............                 3,744,594                  2,021,397
      Other transfers from (to) the General Account....                       840                       (913)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                13,669,750                 16,719,298
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                14,540,709                 16,243,381

   NET ASSETS:
      Beginning of year................................                16,243,381                         --
                                                         -------------------------  -------------------------
      End of year......................................  $             30,784,090   $             16,243,381
                                                         =========================  =========================

(a)   Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-72

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                       GLOBAL ATLANTIC GROWTH
                                                                     MANAGED RISK PORTFOLIO (A)
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                350,373   $             (2,435,156)
      Net realized gain (loss).........................                (2,729,838)                   (74,625)
      Change in unrealized gain (loss).................                 8,758,601                (25,161,558)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                 6,379,136                (27,671,339)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                45,059,032                204,469,427
      Terminations and withdrawals.....................                (8,027,829)                (4,195,468)
      Contract benefits................................                (3,804,396)                (2,287,445)
      Contract charges.................................               (11,943,345)                (8,715,283)
      Net transfers between Sub-Accounts...............               (21,517,785)                39,038,976
      Other transfers from (to) the General Account....                        47                     12,150
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (234,276)               228,322,357
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                 6,144,860                200,651,018

   NET ASSETS:
      Beginning of year................................               461,415,246                260,764,228
                                                         -------------------------  -------------------------
      End of year......................................  $            467,560,106   $            461,415,246
                                                         =========================  =========================

                                                                       GLOBAL ATLANTIC MODERATE
                                                                   GROWTH MANAGED RISK PORTFOLIO (A)
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                126,669   $               (551,590)
      Net realized gain (loss).........................                     1,927                     12,385
      Change in unrealized gain (loss).................                 4,374,713                 (3,940,525)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                 4,503,309                 (4,479,730)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                19,751,221                 55,499,474
      Terminations and withdrawals.....................                (2,928,444)                (2,354,063)
      Contract benefits................................                  (463,565)                (1,115,418)
      Contract charges.................................                (3,368,349)                (2,325,564)
      Net transfers between Sub-Accounts...............                (2,732,147)                17,440,928
      Other transfers from (to) the General Account....                     6,172                     (7,948)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                10,264,888                 67,137,409
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                14,768,197                 62,657,679

   NET ASSETS:
      Beginning of year................................               127,665,426                 65,007,747
                                                         -------------------------  -------------------------
      End of year......................................  $            142,433,623   $            127,665,426
                                                         =========================  =========================

                                                                        GLOBAL ATLANTIC PIMCO
                                                                  TACTICAL ALLOCATION PORTFOLIO (A)
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 46,492    $                49,996
      Net realized gain (loss).........................                    44,711                        694
      Change in unrealized gain (loss).................                   362,745                   (233,274)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   453,948                   (182,584)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 7,129,630                  7,470,744
      Terminations and withdrawals.....................                  (151,212)                   (10,438)
      Contract benefits................................                   (11,731)                        --
      Contract charges.................................                  (363,906)                   (45,865)
      Net transfers between Sub-Accounts...............                 4,161,297                  1,868,525
      Other transfers from (to) the General Account....                       515                        108
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                10,764,593                  9,283,074
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                11,218,541                  9,100,490

   NET ASSETS:
      Beginning of year................................                 9,100,490                         --
                                                         -------------------------  -------------------------
      End of year......................................  $             20,319,031    $             9,100,490
                                                         =========================  =========================

(a)   Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-73

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                       GLOBAL ATLANTIC SELECT
                                                                 ADVISOR MANAGED RISK PORTFOLIO (A)
                                                        ---------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $               260,214   $              (422,823)
      Net realized gain (loss)........................                   137,506                   104,163
      Change in unrealized gain (loss)................                 4,244,531                (3,846,224)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                 4,642,251                (4,164,884)
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                 7,920,699                44,062,628
      Terminations and withdrawals....................                (1,958,797)               (1,300,553)
      Contract benefits...............................                  (983,453)                 (501,667)
      Contract charges................................                (2,728,119)               (1,931,498)
      Net transfers between Sub-Accounts..............                (2,169,939)               17,980,438
      Other transfers from (to) the General Account...                    (1,279)                    2,786
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    79,112                58,312,134
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                 4,721,363                54,147,250

   NET ASSETS:
      Beginning of year...............................               105,731,508                51,584,258
                                                        -------------------------  ------------------------
      End of year.....................................   $           110,452,871   $           105,731,508
                                                        =========================  ========================

                                                                    GLOBAL ATLANTIC WELLINGTON
                                                                RESEARCH MANAGED RISK PORTFOLIO (A)
                                                        ----------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $             (2,193,162)  $             (1,796,205)
      Net realized gain (loss)........................                   785,058                    383,343
      Change in unrealized gain (loss)................                16,729,247                 (3,126,926)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                15,321,143                 (4,539,788)
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                52,022,233                160,234,050
      Terminations and withdrawals....................                (6,278,223)                (3,058,850)
      Contract benefits...............................                (1,940,517)                (1,586,785)
      Contract charges................................                (9,283,655)                (4,801,395)
      Net transfers between Sub-Accounts..............                30,481,757                100,038,684
      Other transfers from (to) the General Account...                   (13,267)                    27,372
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                64,988,328                250,853,076
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                80,309,471                246,313,288

   NET ASSETS:
      Beginning of year...............................               335,259,746                 88,946,458
                                                        -------------------------  -------------------------
      End of year.....................................  $            415,569,217   $            335,259,746
                                                        =========================  =========================

                                                                 GLOBAL ATLANTIC WILSHIRE DYNAMIC
                                                               CONSERVATIVE ALLOCATION PORTFOLIO (C)
                                                        ---------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    (12)  $                     --
      Net realized gain (loss)........................                        --                         --
      Change in unrealized gain (loss)................                        42                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                        30                         --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    10,776                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                        --                         --
      Net transfers between Sub-Accounts..............                        --                         --
      Other transfers from (to) the General Account...                        --                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    10,776                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                    10,806                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................  $                 10,806   $                     --
                                                        =========================  ========================

(a)    Name change. See Note 1.

(c)    Investment addition. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-74

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 GLOBAL ATLANTIC WILSHIRE DYNAMIC
                                                                  GROWTH ALLOCATION PORTFOLIO (C)
                                                        --------------------------------------------------
                                                                  2016                      2015
                                                        -------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $                  (104)  $                    --
      Net realized gain (loss)........................                        --                        --
      Change in unrealized gain (loss)................                      (854)                       --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets
        from operations...............................                      (958)                       --
                                                        -------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   210,775                        --
      Terminations and withdrawals....................                        --                        --
      Contract benefits...............................                        --                        --
      Contract charges................................                        --                        --
      Net transfers between Sub-Accounts..............                        --                        --
      Other transfers from (to) the General Account...                        --                        --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   210,775                        --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets...........                   209,817                        --

   NET ASSETS:
      Beginning of year...............................                        --                        --
                                                        -------------------------  -----------------------
      End of year.....................................   $               209,817   $                    --
                                                        =========================  =======================

                                                                           GOLDMAN SACHS
                                                                    VIT CORE FIXED INCOME FUND
                                                        --------------------------------------------------
                                                                  2016                      2015
                                                        ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 4,017   $                     --
      Net realized gain (loss)........................                   (1,246)                        --
      Change in unrealized gain (loss)................                  (53,300)                        --
                                                        ------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                  (50,529)                        --
                                                        ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                1,163,691                         --
      Terminations and withdrawals....................                       --                         --
      Contract benefits...............................                       --                         --
      Contract charges................................                   (4,777)                        --
      Net transfers between Sub-Accounts..............                  655,978                         --
      Other transfers from (to) the General Account...                      111                         --
                                                        ------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                1,815,003                         --
                                                        ------------------------  ------------------------
      Net increase (decrease) in net assets...........                1,764,474                         --

   NET ASSETS:
      Beginning of year...............................                       --                         --
                                                        ------------------------  ------------------------
      End of year.....................................  $             1,764,474   $                     --
                                                        ========================  ========================

                                                                          GOLDMAN SACHS
                                                                VIT GLOBAL TRENDS ALLOCATION FUND
                                                        ---------------------------------------------------
                                                                 2016                       2015
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    83   $                    (75)
      Net realized gain (loss)........................                      (29)                    (2,242)
      Change in unrealized gain (loss)................                    1,840                       (297)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                    1,894                     (2,614)
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                       --                     37,500
      Terminations and withdrawals....................                     (228)                        --
      Contract benefits...............................                       --                         --
      Contract charges................................                      (26)                       (27)
      Net transfers between Sub-Accounts..............                   90,335                    (35,120)
      Other transfers from (to) the General Account...                       --                          5
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   90,081                      2,358
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                   91,975                       (256)

   NET ASSETS:
      Beginning of year...............................                    3,326                      3,582
                                                        ------------------------  -------------------------
      End of year.....................................  $                95,301   $                  3,326
                                                        ========================  =========================

(c)    Investment addition. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-75

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                         GOLDMAN SACHS
                                                                 VIT GROWTH OPPORTUNITIES FUND
                                                       --------------------------------------------------
                                                                 2016                     2015
                                                       ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                   (76)  $                    (1)
      Net realized gain (loss).......................                       76                        60
      Change in unrealized gain (loss)...............                      156                       (83)
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations...............................                      156                       (24)
                                                       ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    4,186                        --
      Terminations and withdrawals...................                       --                        --
      Contract benefits..............................                       --                        --
      Contract charges...............................                       (5)                       --
      Net transfers between Sub-Accounts.............                    5,148                     1,502
      Other transfers from (to) the General Account..                        6                        --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                    9,335                     1,502
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets..........                    9,491                     1,478

   NET ASSETS:
      Beginning of year..............................                    1,478                        --
                                                       ------------------------  ------------------------
      End of year....................................  $                10,969   $                 1,478
                                                       ========================  ========================

                                                                         GOLDMAN SACHS
                                                              VIT HIGH QUALITY FLOATING RATE FUND
                                                       --------------------------------------------------
                                                                2016                       2015
                                                       ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                   100    $                    --
      Net realized gain (loss).......................                        1                         --
      Change in unrealized gain (loss)...............                      136                         --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations...............................                      237                         --
                                                       ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                   67,409                         --
      Terminations and withdrawals...................                       --                         --
      Contract benefits..............................                       --                         --
      Contract charges...............................                      (72)                        --
      Net transfers between Sub-Accounts.............                    3,437                         --
      Other transfers from (to) the General Account..                       (3)                        --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                   70,771                         --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets..........                   71,008                         --

   NET ASSETS:
      Beginning of year..............................                       --                         --
                                                       ------------------------  ------------------------
      End of year....................................  $                71,008    $                    --
                                                       ========================  ========================


                                                             GOLDMAN SACHS VIT MID CAP VALUE FUND
                                                       -------------------------------------------------
                                                                2016                       2015
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                   339   $                    --
      Net realized gain (loss).......................                   20,031                        --
      Change in unrealized gain (loss)...............                   14,566                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                   34,936                        --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                  274,302                        --
      Terminations and withdrawals...................                  (31,495)                       --
      Contract benefits..............................                       --                        --
      Contract charges...............................                     (657)                       --
      Net transfers between Sub-Accounts.............                 (128,212)                       --
      Other transfers from (to) the General Account..                     (827)                       --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                  113,111                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                  148,047                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $               148,047   $                    --
                                                       ========================  =======================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-76

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                           GOLDMAN SACHS
                                                             VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
                                                       -----------------------------------------------------
                                                                  2016                       2015
                                                       --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................   $                   (628)  $                  2,248
      Net realized gain (loss).......................                    (13,176)                      (187)
      Change in unrealized gain (loss)...............                      9,984                    (15,024)
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations..............................                     (3,820)                   (12,963)
                                                       --------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                         --                     37,800
      Terminations and withdrawals...................                     (1,641)                      (571)
      Contract benefits..............................                         --                     (4,790)
      Contract charges...............................                     (1,047)                    (1,389)
      Net transfers between Sub-Accounts.............                    (90,055)                     3,522
      Other transfers from (to) the General Account..                         --                         --
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    (92,743)                    34,572
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets..........                    (96,563)                    21,609

    NET ASSETS:
      Beginning of year..............................                    215,111                    193,502
                                                       --------------------------  -------------------------
      End of year....................................   $                118,548   $                215,111
                                                       ==========================  =========================

                                                                           GOLDMAN SACHS
                                                                VIT SMALL CAP EQUITY INSIGHTS FUND
                                                       ----------------------------------------------------
                                                                 2016                       2015
                                                       -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                    541   $                     --
      Net realized gain (loss).......................                     3,092                         62
      Change in unrealized gain (loss)...............                    13,579                        (94)
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations..............................                    17,212                        (32)
                                                       -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    33,556                         --
      Terminations and withdrawals...................                        --                         --
      Contract benefits..............................                        --                         --
      Contract charges...............................                      (294)                        --
      Net transfers between Sub-Accounts.............                    68,574                      1,001
      Other transfers from (to) the General Account..                        --                         --
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                   101,836                      1,001
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets..........                   119,048                        969

    NET ASSETS:
      Beginning of year..............................                       969                         --
                                                       -------------------------  -------------------------
      End of year....................................  $                120,017   $                    969
                                                       =========================  =========================


                                                             GOLDMAN SACHS VIT STRATEGIC INCOME FUND
                                                       ----------------------------------------------------
                                                                 2016                       2015
                                                       -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                 11,290   $                  8,327
      Net realized gain (loss).......................                   (11,146)                    (1,117)
      Change in unrealized gain (loss)...............                     6,155                    (20,672)
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations..............................                     6,299                    (13,462)
                                                       -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                   189,517                     63,997
      Terminations and withdrawals...................                   (75,694)                      (559)
      Contract benefits..............................                    (4,526)                    (9,637)
      Contract charges...............................                    (3,877)                    (2,637)
      Net transfers between Sub-Accounts.............                   248,721                     15,553
      Other transfers from (to) the General Account..                       453                         14
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                   354,594                     66,731
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets..........                   360,893                     53,269

    NET ASSETS:
      Beginning of year..............................                   469,952                    416,683
                                                       -------------------------  -------------------------
      End of year....................................  $                830,845   $                469,952
                                                       =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-77

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                           GOLDMAN SACHS
                                                              VIT STRATEGIC INTERNATIONAL EQUITY FUND
                                                        --------------------------------------------------
                                                                  2016                      2015
                                                        ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                   155   $                    --
      Net realized gain (loss)........................                        8                        --
      Change in unrealized gain (loss)................                      139                        --
                                                        ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations................................                      302                        --
                                                        ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   15,000                        --
      Terminations and withdrawals....................                       --                        --
      Contract benefits...............................                       --                        --
      Contract charges................................                      (89)                       --
      Net transfers between Sub-Accounts..............                       --                        --
      Other transfers from (to) the General Account...                       --                        --
                                                        ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                   14,911                        --
                                                        ------------------------  -----------------------
      Net increase (decrease) in net assets...........                   15,213                        --

   NET ASSETS:
      Beginning of year...............................                       --                        --
                                                        ------------------------  -----------------------
      End of year.....................................  $                15,213   $                    --
                                                        ========================  =======================

                                                                           GOLDMAN SACHS
                                                                   VIT U.S. EQUITY INSIGHTS FUND
                                                        ---------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                  8,589   $                    --
      Net realized gain (loss)........................                    53,550                        --
      Change in unrealized gain (loss)................                    63,358                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations................................                   125,497                        --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   823,144                        --
      Terminations and withdrawals....................                        --                        --
      Contract benefits...............................                        --                        --
      Contract charges................................                    (4,920)                       --
      Net transfers between Sub-Accounts..............                   508,004                        --
      Other transfers from (to) the General Account...                    (1,451)                       --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                 1,324,777                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                 1,450,274                        --

   NET ASSETS:
      Beginning of year...............................                        --                        --
                                                        -------------------------  ------------------------
      End of year.....................................  $              1,450,274   $                    --
                                                        =========================  ========================


                                                              HARTFORD CAPITAL APPRECIATION HLS FUND
                                                        ---------------------------------------------------
                                                                  2016                      2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $                (4,266)  $                (3,372)
      Net realized gain (loss)........................                    28,354                   555,539
      Change in unrealized gain (loss)................                    83,073                  (576,699)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations................................                   107,161                   (24,532)
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                     5,298                   485,706
      Terminations and withdrawals....................                   (33,915)                 (136,065)
      Contract benefits...............................                    (8,252)                 (113,955)
      Contract charges................................                   (34,600)                  (32,525)
      Net transfers between Sub-Accounts..............                  (626,968)                1,180,405
      Other transfers from (to) the General Account...                        42                     6,163
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                  (698,395)                1,389,729
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                  (591,234)                1,365,197

   NET ASSETS:
      Beginning of year...............................                 3,331,549                 1,966,352
                                                        -------------------------  ------------------------
      End of year.....................................   $             2,740,315   $             3,331,549
                                                        =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-78

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 HARTFORD DIVIDEND AND GROWTH HLS FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                23,220   $                 24,106
      Net realized gain (loss).........................                   195,571                    363,098
      Change in unrealized gain (loss).................                   126,971                   (439,139)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   345,762                    (51,935)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     5,178                    189,918
      Terminations and withdrawals.....................                  (129,129)                   (84,876)
      Contract benefits................................                  (127,765)                   (12,987)
      Contract charges.................................                   (36,384)                   (33,585)
      Net transfers between Sub-Accounts...............                  (181,418)                   583,938
      Other transfers from (to) the General Account....                      (767)                     4,017
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (470,285)                   646,425
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (124,523)                   594,490

   NET ASSETS:
      Beginning of year................................                 2,777,543                  2,183,053
                                                         -------------------------  -------------------------
      End of year......................................   $             2,653,020   $              2,777,543
                                                         =========================  =========================

                                                               HARTFORD GROWTH OPPORTUNITIES HLS FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (1,874)  $                 (2,378)
      Net realized gain (loss).........................                    16,513                     40,153
      Change in unrealized gain (loss).................                   (18,124)                   (15,043)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (3,485)                    22,732
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                         --
      Terminations and withdrawals.....................                    (9,183)                   (39,227)
      Contract benefits................................                        --                    (13,668)
      Contract charges.................................                    (1,876)                    (1,505)
      Net transfers between Sub-Accounts...............                   (49,136)                    60,295
      Other transfers from (to) the General Account....                        --                          8
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (60,195)                     5,903
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (63,680)                    28,635

   NET ASSETS:
      Beginning of year................................                   238,277                    209,642
                                                         -------------------------  -------------------------
      End of year......................................  $                174,597   $                238,277
                                                         =========================  =========================

                                                                     HARTFORD HIGH YIELD HLS FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 14,246   $                 19,698
      Net realized gain (loss).........................                   (13,455)                    (6,028)
      Change in unrealized gain (loss).................                    35,017                    (36,954)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    35,808                    (23,284)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     6,200                    105,069
      Terminations and withdrawals.....................                   (10,051)                   (25,749)
      Contract benefits................................                    (5,956)                        --
      Contract charges.................................                    (1,797)                    (1,946)
      Net transfers between Sub-Accounts...............                   (61,069)                    95,799
      Other transfers from (to) the General Account....                        --                         94
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (72,673)                   173,267
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (36,865)                   149,983

   NET ASSETS:
      Beginning of year................................                   353,474                    203,491
                                                         -------------------------  -------------------------
      End of year......................................  $                316,609   $                353,474
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-79

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                       HARTFORD INDEX HLS FUND
                                                         -----------------------------------------------------
                                                                   2016                        2015
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 23,905    $                (16,072)
      Net realized gain (loss).........................                   213,688                      93,822
      Change in unrealized gain (loss).................                     2,200                     (63,418)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                   239,793                      14,332
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    42,688                       6,825
      Terminations and withdrawals.....................                  (191,338)                    (31,182)
      Contract benefits................................                        --                     (13,123)
      Contract charges.................................                   (56,247)                    (54,847)
      Net transfers between Sub-Accounts...............                   (71,219)                   (197,638)
      Other transfers from (to) the General Account....                      (173)                     (9,929)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (276,289)                   (299,894)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                   (36,496)                   (285,562)

   NET ASSETS:
      Beginning of year................................                 2,313,655                   2,599,217
                                                         -------------------------  --------------------------
      End of year......................................  $              2,277,159    $              2,313,655
                                                         =========================  ==========================

                                                             HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  4,840   $                  3,260
      Net realized gain (loss).........................                    (5,241)                    10,170
      Change in unrealized gain (loss).................                       316                     (9,251)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                       (85)                     4,179
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     8,678                    181,785
      Terminations and withdrawals.....................                   (14,492)                   (34,534)
      Contract benefits................................                   (41,746)                        --
      Contract charges.................................                   (13,557)                   (13,763)
      Net transfers between Sub-Accounts...............                   (39,990)                     5,000
      Other transfers from (to) the General Account....                        --                        549
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (101,107)                   139,037
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (101,192)                   143,216

   NET ASSETS:
      Beginning of year................................                   888,149                    744,933
                                                         -------------------------  -------------------------
      End of year......................................  $                786,957   $                888,149
                                                         =========================  =========================

                                                                HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $               (211,473)  $                  6,557
      Net realized gain (loss).........................                  (221,182)                  (193,614)
      Change in unrealized gain (loss).................                  (890,007)                  (553,037)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                (1,322,662)                  (740,094)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   102,451                    284,677
      Terminations and withdrawals.....................                  (883,743)                (1,331,191)
      Contract benefits................................                  (130,626)                   (24,181)
      Contract charges.................................                  (666,583)                  (698,055)
      Net transfers between Sub-Accounts...............                 1,038,299                 (2,168,358)
      Other transfers from (to) the General Account....                    (2,546)                     2,946
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (542,748)                (3,934,162)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                (1,865,410)                (4,674,256)

   NET ASSETS:
      Beginning of year................................                26,934,193                 31,608,449
                                                         -------------------------  -------------------------
      End of year......................................  $             25,068,783   $             26,934,193
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-80

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 HARTFORD TOTAL RETURN BOND HLS FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 31,009   $                 32,627
      Net realized gain (loss).........................                     2,455                     35,768
      Change in unrealized gain (loss).................                    24,272                    (99,024)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    57,736                    (30,629)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    11,000                    221,758
      Terminations and withdrawals.....................                   (65,819)                   (16,026)
      Contract benefits................................                  (105,141)                        --
      Contract charges.................................                   (17,188)                   (14,052)
      Net transfers between Sub-Accounts...............                   600,270                    209,073
      Other transfers from (to) the General Account....                       (35)                       (23)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   423,087                    400,730
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   480,823                    370,101

   NET ASSETS:
      Beginning of year................................                 1,850,051                  1,479,950
                                                         -------------------------  -------------------------
      End of year......................................  $              2,330,874   $              1,850,051
                                                         =========================  =========================

                                                                        HARTFORD VALUE HLS FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  2,191   $                  3,303
      Net realized gain (loss).........................                    27,586                     19,718
      Change in unrealized gain (loss).................                     9,647                    (44,118)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    39,424                    (21,097)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                    121,563
      Terminations and withdrawals.....................                    (2,313)                   (14,699)
      Contract benefits................................                    (5,138)                        --
      Contract charges.................................                    (6,552)                    (6,169)
      Net transfers between Sub-Accounts...............                  (145,828)                   100,321
      Other transfers from (to) the General Account....                        (1)                      (453)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (159,832)                   200,563
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (120,408)                   179,466

   NET ASSETS:
      Beginning of year................................                   502,072                    322,606
                                                         -------------------------  -------------------------
      End of year......................................  $                381,664   $                502,072
                                                         =========================  =========================

                                                             INVESCO V.I. BALANCED RISK ALLOCATION FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (12,029)   $                56,329
      Net realized gain (loss).........................                   (29,771)                   148,986
      Change in unrealized gain (loss).................                   212,218                   (297,696)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   170,418                    (92,381)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   169,892                    171,267
      Terminations and withdrawals.....................                  (110,332)                   (48,675)
      Contract benefits................................                   (24,482)                        --
      Contract charges.................................                   (12,776)                   (11,264)
      Net transfers between Sub-Accounts...............                    66,155                    148,670
      Other transfers from (to) the General Account....                        10                        240
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    88,467                    260,238
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   258,885                    167,857

   NET ASSETS:
      Beginning of year................................                 1,688,931                  1,521,074
                                                         -------------------------  -------------------------
      End of year......................................  $              1,947,816    $             1,688,931
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-81

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                  INVESCO V.I. CORE EQUITY FUND
                                                       --------------------------------------------------
                                                                 2016                     2015
                                                       ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                (3,018)  $                   751
      Net realized gain (loss).......................                   58,922                    82,664
      Change in unrealized gain (loss)...............                   26,698                  (132,338)
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations...............................                   82,602                   (48,923)
                                                       ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                   60,434                   110,190
      Terminations and withdrawals...................                  (18,335)                  (30,530)
      Contract benefits..............................                       --                        --
      Contract charges...............................                  (12,953)                  (10,372)
      Net transfers between Sub-Accounts.............                   54,470                    36,172
      Other transfers from (to) the General Account..                       59                      (627)
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                   83,675                   104,833
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets..........                  166,277                    55,910

   NET ASSETS:
      Beginning of year..............................                  749,800                   693,890
                                                       ------------------------  ------------------------
      End of year....................................  $               916,077   $               749,800
                                                       ========================  ========================

                                                               INVESCO V.I. EQUITY AND INCOME FUND
                                                       -------------------------------------------------
                                                                2016                      2015
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                 4,321   $                    --
      Net realized gain (loss).......................                   46,765                        --
      Change in unrealized gain (loss)...............                   75,580                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                  126,666                        --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                1,375,111                        --
      Terminations and withdrawals...................                  (10,459)                       --
      Contract benefits..............................                       --                        --
      Contract charges...............................                   (4,356)                       --
      Net transfers between Sub-Accounts.............                 (736,761)                       --
      Other transfers from (to) the General Account..                     (833)                       --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                  622,702                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                  749,368                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $               749,368   $                    --
                                                       ========================  =======================

                                                               INVESCO V.I. GLOBAL REAL ESTATE (C)
                                                       --------------------------------------------------
                                                                 2016                      2015
                                                       ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                    12   $                     --
      Net realized gain (loss).......................                   (4,218)                        --
      Change in unrealized gain (loss)...............                   (1,453)                        --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations...............................                   (5,659)                        --
                                                       ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                  179,286                         --
      Terminations and withdrawals...................                       --                         --
      Contract benefits..............................                       --                         --
      Contract charges...............................                      (20)                        --
      Net transfers between Sub-Accounts.............                  (92,446)                        --
      Other transfers from (to) the General Account..                       --                         --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                   86,820                         --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets..........                   81,161                         --

   NET ASSETS:
      Beginning of year..............................                       --                         --
                                                       ------------------------  ------------------------
      End of year....................................  $                81,161   $                     --
                                                       ========================  ========================

(c)    Investment addition. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-82

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                            INVESCO V.I.
                                                                  GOVERNMENT MONEY MARKET FUND (A)
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (43,384)  $                (16,800)
      Net realized gain (loss).........................                        --                         --
      Change in unrealized gain (loss).................                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (43,384)                   (16,800)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 1,859,770                  3,379,246
      Terminations and withdrawals.....................                (1,997,959)                  (977,893)
      Contract benefits................................                   (17,164)                   111,766
      Contract charges.................................                   (38,988)                   (17,891)
      Net transfers between Sub-Accounts...............                 1,307,948                    727,890
      Other transfers from (to) the General Account....                     2,034                     (4,213)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                 1,115,641                  3,218,905
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                 1,072,257                  3,202,105

   NET ASSETS:
      Beginning of year................................                 3,995,923                    793,818
                                                         -------------------------  -------------------------
      End of year......................................  $              5,068,180   $              3,995,923
                                                         =========================  =========================


                                                               INVESCO V.I. INTERNATIONAL GROWTH FUND
                                                         -----------------------------------------------------
                                                                   2016                        2015
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  6,605    $                  9,554
      Net realized gain (loss).........................                    (2,034)                     32,962
      Change in unrealized gain (loss).................                   (21,531)                    (90,134)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                   (16,960)                    (47,618)
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    51,179                      82,317
      Terminations and withdrawals.....................                   (93,597)                    (83,994)
      Contract benefits................................                   (49,256)                         --
      Contract charges.................................                   (34,556)                    (36,316)
      Net transfers between Sub-Accounts...............                    96,133                    (178,030)
      Other transfers from (to) the General Account....                       199                        (528)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (29,898)                   (216,551)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                   (46,858)                   (264,169)

   NET ASSETS:
      Beginning of year................................                 1,882,273                   2,146,442
                                                         -------------------------  --------------------------
      End of year......................................  $              1,835,415    $              1,882,273
                                                         =========================  ==========================


                                                                INVESCO V.I. MID CAP CORE EQUITY FUND
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (8,437)  $                 (6,164)
      Net realized gain (loss).........................                    39,204                     71,187
      Change in unrealized gain (loss).................                    64,928                   (115,216)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    95,695                    (50,193)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                       120                    324,600
      Terminations and withdrawals.....................                   (39,424)                    (8,447)
      Contract benefits................................                   (51,005)                        --
      Contract charges.................................                    (4,751)                    (4,371)
      Net transfers between Sub-Accounts...............                    43,314                    (13,007)
      Other transfers from (to) the General Account....                        67                        206
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (51,679)                   298,981
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    44,016                    248,788

   NET ASSETS:
      Beginning of year................................                   824,806                    576,018
                                                         -------------------------  -------------------------
      End of year......................................  $                868,822   $                824,806
                                                         =========================  =========================

(a)   Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-83

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                               INVESCO V.I. SMALL CAP EQUITY FUND
                                                       --------------------------------------------------
                                                                 2016                     2015
                                                       ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                (9,779)  $                (8,462)
      Net realized gain (loss).......................                  (25,485)                  226,863
      Change in unrealized gain (loss)...............                  141,133                  (317,272)
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations...............................                  105,869                   (98,871)
                                                       ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                   56,000                   319,086
      Terminations and withdrawals...................                  (32,748)                  (13,554)
      Contract benefits..............................                  (58,005)                 (118,557)
      Contract charges...............................                   (9,769)                   (7,969)
      Net transfers between Sub-Accounts.............                 (172,273)                  300,006
      Other transfers from (to) the General Account..                      120                      (252)
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                 (216,675)                  478,761
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets..........                 (110,806)                  379,890

   NET ASSETS:
      Beginning of year..............................                1,121,736                   741,846
                                                       ------------------------  ------------------------
      End of year....................................  $             1,010,930   $             1,121,736
                                                       ========================  ========================

                                                                    IVY FUNDS VIP CORE EQUITY
                                                       -------------------------------------------------
                                                                2016                      2015
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                    (6)  $                    --
      Net realized gain (loss).......................                      245                        --
      Change in unrealized gain (loss)...............                     (191)                       --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                       48                        --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    2,093                        --
      Terminations and withdrawals...................                       --                        --
      Contract benefits..............................                       --                        --
      Contract charges...............................                       --                        --
      Net transfers between Sub-Accounts.............                       49                        --
      Other transfers from (to) the General Account..                       (3)                       --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                    2,139                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                    2,187                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $                 2,187   $                    --
                                                       ========================  =======================

                                                             IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                                                       -------------------------------------------------
                                                                 2016                      2015
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                (1,128)  $                    --
      Net realized gain (loss).......................                    3,327                        --
      Change in unrealized gain (loss)...............                   50,561                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                   52,760                        --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                  644,902                        --
      Terminations and withdrawals...................                       --                        --
      Contract benefits..............................                       --                        --
      Contract charges...............................                   (3,268)                       --
      Net transfers between Sub-Accounts.............                  239,728                        --
      Other transfers from (to) the General Account..                   (1,718)                       --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                  879,644                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                  932,404                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $               932,404   $                    --
                                                       ========================  =======================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-84

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 IVY FUNDS VIP REAL ESTATE SECURITIES
                                                         ---------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    (17)  $                     --
      Net realized gain (loss).........................                        (1)                        --
      Change in unrealized gain (loss).................                      (286)                        --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                      (304)                        --
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     5,141                         --
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                        --                         --
      Net transfers between Sub-Accounts...............                        --                         --
      Other transfers from (to) the General Account....                       (15)                        --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     5,126                         --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                     4,822                         --

   NET ASSETS:
      Beginning of year................................                        --                         --
                                                         -------------------------  ------------------------
      End of year......................................  $                  4,822   $                     --
                                                         =========================  ========================

                                                                 LORD ABBETT BOND-DEBENTURE PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                74,976   $                 50,313
      Net realized gain (loss).........................                   (22,698)                     2,701
      Change in unrealized gain (loss).................                   128,094                    (99,774)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   180,372                    (46,760)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   435,950                    264,692
      Terminations and withdrawals.....................                   (21,313)                   (15,030)
      Contract benefits................................                        --                         --
      Contract charges.................................                   (10,750)                    (9,205)
      Net transfers between Sub-Accounts...............                   (98,643)                   303,404
      Other transfers from (to) the General Account....                    (1,384)                       (60)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   303,860                    543,801
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   484,232                    497,041

   NET ASSETS:
      Beginning of year................................                 1,500,790                  1,003,749
                                                         -------------------------  -------------------------
      End of year......................................   $             1,985,022   $              1,500,790
                                                         =========================  =========================

                                                              LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  5,281   $                  6,371
      Net realized gain (loss).........................                   (70,329)                    90,346
      Change in unrealized gain (loss).................                   311,649                   (175,017)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   246,601                    (78,300)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     4,367                     60,117
      Terminations and withdrawals.....................                   (72,447)                  (128,297)
      Contract benefits................................                  (134,992)                        --
      Contract charges.................................                   (32,112)                   (35,157)
      Net transfers between Sub-Accounts...............                  (243,032)                   (90,406)
      Other transfers from (to) the General Account....                        (6)                       346
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (478,222)                  (193,397)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (231,621)                  (271,697)

   NET ASSETS:
      Beginning of year................................                 1,932,516                  2,204,213
                                                         -------------------------  -------------------------
      End of year......................................  $              1,700,895   $              1,932,516
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-85

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                             LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $                (5,353)  $                (5,393)
      Net realized gain (loss)........................                   (19,948)                   69,743
      Change in unrealized gain (loss)................                    35,611                   (73,415)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                    10,310                    (9,065)
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    50,281                    68,754
      Terminations and withdrawals....................                   (10,930)                   (3,296)
      Contract benefits...............................                   (21,088)                       --
      Contract charges................................                    (7,042)                   (6,717)
      Net transfers between Sub-Accounts..............                  (156,783)                  256,610
      Other transfers from (to) the General Account...                    (4,268)                       31
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  (149,830)                  315,382
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                  (139,520)                  306,317

   NET ASSETS:
      Beginning of year...............................                   763,650                   457,333
                                                        -------------------------  ------------------------
      End of year.....................................   $               624,130   $               763,650
                                                        =========================  ========================


                                                                LORD ABBETT MID CAP STOCK PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                      9   $                     --
      Net realized gain (loss)........................                        97                         --
      Change in unrealized gain (loss)................                      (109)                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                        (3)                        --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                     2,066                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                        --                         --
      Net transfers between Sub-Accounts..............                        --                         --
      Other transfers from (to) the General Account...                        --                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                     2,066                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                     2,063                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................  $                  2,063   $                     --
                                                        =========================  ========================

                                                                            LORD ABBETT
                                                                  SHORT DURATION INCOME PORTFOLIO
                                                        --------------------------------------------------
                                                                  2016                      2015
                                                        ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                15,300   $                     --
      Net realized gain (loss)........................                        2                         --
      Change in unrealized gain (loss)................                  (15,628)                        --
                                                        ------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                     (326)                        --
                                                        ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   67,481                         --
      Terminations and withdrawals....................                     (398)                        --
      Contract benefits...............................                       --                         --
      Contract charges................................                     (868)                        --
      Net transfers between Sub-Accounts..............                  644,462                         --
      Other transfers from (to) the General Account...                       --                         --
                                                        ------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  710,677                         --
                                                        ------------------------  ------------------------
      Net increase (decrease) in net assets...........                  710,351                         --

   NET ASSETS:
      Beginning of year...............................                       --                         --
                                                        ------------------------  ------------------------
      End of year.....................................  $               710,351   $                     --
                                                        ========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-86

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                           MFS(R) BLENDED
                                                                   RESEARCH CORE EQUITY PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    809   $                     (2)
      Net realized gain (loss).........................                    15,091                         --
      Change in unrealized gain (loss).................                    (5,226)                       (42)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    10,674                        (44)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    14,474                         --
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                        (9)                        --
      Net transfers between Sub-Accounts...............                   179,929                      3,754
      Other transfers from (to) the General Account....                       252                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   194,646                      3,754
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   205,320                      3,710

   NET ASSETS:
      Beginning of year................................                     3,710                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                209,030   $                  3,710
                                                         =========================  =========================

                                                                            MFS(R) BLENDED
                                                                  RESEARCH SMALL CAP EQUITY PORTFOLIO
                                                         ----------------------------------------------------
                                                                    2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                      1  $                     --
      Net realized gain (loss).........................                        346                        --
      Change in unrealized gain (loss).................                        354                       (27)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                        701                       (27)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                      2,067                        --
      Terminations and withdrawals.....................                         --                        --
      Contract benefits................................                         --                        --
      Contract charges.................................                         --                        --
      Net transfers between Sub-Accounts...............                      3,120                     1,000
      Other transfers from (to) the General Account....                         --                        --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                      5,187                     1,000
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                      5,888                       973

   NET ASSETS:
      Beginning of year................................                        973                        --
                                                         -------------------------  -------------------------
      End of year......................................   $                  6,861  $                    973
                                                         =========================  =========================


                                                                  MFS(R) GLOBAL REAL ESTATE PORTFOLIO
                                                         ----------------------------------------------------
                                                                    2016                       2015
                                                         --------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                    303   $                     --
      Net realized gain (loss).........................                        518                         --
      Change in unrealized gain (loss).................                     (1,425)                        --
                                                         --------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                       (604)                        --
                                                         --------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     55,717                         --
      Terminations and withdrawals.....................                     (9,567)                        --
      Contract benefits................................                         --                         --
      Contract charges.................................                        (10)                        --
      Net transfers between Sub-Accounts...............                         --                         --
      Other transfers from (to) the General Account....                        (36)                        --
                                                         --------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     46,104                         --
                                                         --------------------------  ------------------------
      Net increase (decrease) in net assets............                     45,500                         --

   NET ASSETS:
      Beginning of year................................                         --                         --
                                                         --------------------------  ------------------------
      End of year......................................   $                 45,500   $                     --
                                                         ==========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-87

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                       MFS(R) GROWTH SERIES
                                                       -----------------------------------------------------
                                                                 2016                       2015
                                                       -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                (27,820)  $                 (19,706)
      Net realized gain (loss).......................                   236,909                     173,018
      Change in unrealized gain (loss)...............                   (98,550)                    (10,020)
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                   110,539                     143,292
                                                       -------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                   123,906                     318,997
      Terminations and withdrawals...................                  (109,563)                    (22,779)
      Contract benefits..............................                   (10,486)                         --
      Contract charges...............................                   (36,063)                    (31,899)
      Net transfers between Sub-Accounts.............                   887,559                      77,659
      Other transfers from (to) the General Account..                       416                        (584)
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                   855,769                     341,394
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets..........                   966,308                     484,686

    NET ASSETS:
      Beginning of year..............................                 2,506,741                   2,022,055
                                                       -------------------------  --------------------------
      End of year....................................  $              3,473,049   $               2,506,741
                                                       =========================  ==========================

                                                               MFS(R) INTERNATIONAL VALUE PORTFOLIO
                                                       ------------------------------------------------------
                                                                 2016                         2015
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                   4,471   $                  16,397
      Net realized gain (loss).......................                     14,471                      18,339
      Change in unrealized gain (loss)...............                      6,022                     (18,866)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     24,964                      15,870
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                     35,365                     242,875
      Terminations and withdrawals...................                    (41,816)                    (12,218)
      Contract benefits..............................                    (49,154)                    (13,689)
      Contract charges...............................                     (9,914)                    (14,720)
      Net transfers between Sub-Accounts.............                     58,853                     477,430
      Other transfers from (to) the General Account..                        234                         375
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                     (6,432)                    680,053
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                     18,532                     695,923

    NET ASSETS:
      Beginning of year..............................                  1,485,666                     789,743
                                                       --------------------------  --------------------------
      End of year....................................  $               1,504,198   $               1,485,666
                                                       ==========================  ==========================

                                                                  MFS(R) INVESTORS TRUST SERIES
                                                       ----------------------------------------------------
                                                                 2016                       2015
                                                       -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                 (1,535)  $                   (840)
      Net realized gain (loss).......................                    57,237                     81,235
      Change in unrealized gain (loss)...............                   (11,558)                   (85,385)
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations..............................                    44,144                     (4,990)
                                                       -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    20,000                     74,679
      Terminations and withdrawals...................                   (46,867)                    (7,452)
      Contract benefits..............................                  (107,178)                        --
      Contract charges...............................                    (5,278)                    (5,684)
      Net transfers between Sub-Accounts.............                       545                    (19,501)
      Other transfers from (to) the General Account..                       (20)                        (4)
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                  (138,798)                    42,038
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets..........                   (94,654)                    37,048

    NET ASSETS:
      Beginning of year..............................                   696,236                    659,188
                                                       -------------------------  -------------------------
      End of year....................................  $                601,582   $                696,236
                                                       =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-88

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                  MFS(R) MID CAP GROWTH SERIES
                                                       -------------------------------------------------
                                                                 2016                     2015
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                   (57)  $                    --
      Net realized gain (loss).......................                      994                        --
      Change in unrealized gain (loss)...............                   (1,170)                       --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                     (233)                       --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                   39,937                        --
      Terminations and withdrawals...................                       --                        --
      Contract benefits..............................                       --                        --
      Contract charges...............................                      (15)                       --
      Net transfers between Sub-Accounts.............                       --                        --
      Other transfers from (to) the General Account..                       --                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                   39,922                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                   39,689                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $                39,689   $                    --
                                                       ========================  =======================

                                                                 MFS(R) MID CAP VALUE PORTFOLIO
                                                       -------------------------------------------------
                                                                2016                      2015
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                   173   $                    --
      Net realized gain (loss).......................                   25,794                        --
      Change in unrealized gain (loss)...............                   16,214                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                   42,181                        --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                  172,077                        --
      Terminations and withdrawals...................                       --                        --
      Contract benefits..............................                       --                        --
      Contract charges...............................                   (1,430)                       --
      Net transfers between Sub-Accounts.............                  268,885                        --
      Other transfers from (to) the General Account..                       88                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                  439,620                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                  481,801                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $               481,801   $                    --
                                                       ========================  =======================

                                                                   MFS(R) NEW DISCOVERY SERIES
                                                       --------------------------------------------------
                                                                 2016                      2015
                                                       ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                (6,339)  $                (7,979)
      Net realized gain (loss).......................                  (15,660)                   (7,742)
      Change in unrealized gain (loss)...............                   77,582                   (11,783)
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations...............................                   55,583                   (27,504)
                                                       ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    1,516                    91,359
      Terminations and withdrawals...................                  (13,953)                 (133,322)
      Contract benefits..............................                       --                   (13,624)
      Contract charges...............................                  (12,094)                  (13,108)
      Net transfers between Sub-Accounts.............                 (186,732)                  148,985
      Other transfers from (to) the General Account..                        4                      (236)
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                 (211,259)                   80,054
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets..........                 (155,676)                   52,550

   NET ASSETS:
      Beginning of year..............................                  953,549                   900,999
                                                       ------------------------  ------------------------
      End of year....................................  $               797,873   $               953,549
                                                       ========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-89

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                             MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
                                                       -------------------------------------------------
                                                                 2016                     2015
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                    (3)  $                    --
      Net realized gain (loss).......................                       --                        --
      Change in unrealized gain (loss)...............                       47                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                       44                        --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    4,134                        --
      Terminations and withdrawals...................                       --                        --
      Contract benefits..............................                       --                        --
      Contract charges...............................                       --                        --
      Net transfers between Sub-Accounts.............                       --                        --
      Other transfers from (to) the General Account..                       --                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                    4,134                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                    4,178                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $                 4,178   $                    --
                                                       ========================  =======================

                                                                 MFS(R) TOTAL RETURN BOND SERIES
                                                       -------------------------------------------------
                                                                 2016                      2015
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                   (79)  $                    --
      Net realized gain (loss).......................                       (1)                       --
      Change in unrealized gain (loss)...............                     (294)                       --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                     (374)                       --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                   60,325                        --
      Terminations and withdrawals...................                       --                        --
      Contract benefits..............................                       --                        --
      Contract charges...............................                       --                        --
      Net transfers between Sub-Accounts.............                       --                        --
      Other transfers from (to) the General Account..                       --                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                   60,325                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                   59,951                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $                59,951   $                    --
                                                       ========================  =======================

                                                                    MFS(R) UTILITIES SERIES
                                                       -------------------------------------------------
                                                                2016                      2015
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                 2,615   $                    --
      Net realized gain (loss).......................                    2,587                        --
      Change in unrealized gain (loss)...............                      808                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                    6,010                        --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                  175,452                        --
      Terminations and withdrawals...................                  (39,000)                       --
      Contract benefits..............................                       --                        --
      Contract charges...............................                       (5)                       --
      Net transfers between Sub-Accounts.............                    1,983                        --
      Other transfers from (to) the General Account..                     (250)                       --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                  138,180                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                  144,190                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $               144,190   $                    --
                                                       ========================  =======================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-90

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                          MFS(R) VALUE SERIES
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 22,039   $                 29,681
      Net realized gain (loss).........................                   219,682                    180,428
      Change in unrealized gain (loss).................                    75,362                   (240,813)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   317,083                    (30,704)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    35,101                    107,927
      Terminations and withdrawals.....................                  (166,200)                   (76,705)
      Contract benefits................................                   (19,727)                        --
      Contract charges.................................                   (47,793)                   (51,089)
      Net transfers between Sub-Accounts...............                    63,886                   (168,335)
      Other transfers from (to) the General Account....                       (50)                        84
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (134,783)                  (188,118)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   182,300                   (218,822)

   NET ASSETS:
      Beginning of year................................                 2,103,143                  2,321,965
                                                         -------------------------  -------------------------
      End of year......................................  $              2,285,443   $              2,103,143
                                                         =========================  =========================

                                                                         OPPENHEIMER DISCOVERY
                                                                        MID CAP GROWTH FUND/VA
                                                         ---------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    (21)  $                     --
      Net realized gain (loss).........................                        --                         --
      Change in unrealized gain (loss).................                      (202)                        --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                      (223)                        --
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    11,639                         --
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                       (10)                        --
      Net transfers between Sub-Accounts...............                        --                         --
      Other transfers from (to) the General Account....                         2                         --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    11,631                         --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                    11,408                         --

   NET ASSETS:
      Beginning of year................................                        --                         --
                                                         -------------------------  ------------------------
      End of year......................................  $                 11,408   $                     --
                                                         =========================  ========================


                                                                     OPPENHEIMER GLOBAL FUND/VA
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                     (3)  $                     (1)
      Net realized gain (loss).........................                       255                         --
      Change in unrealized gain (loss).................                       (58)                       (14)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                       194                        (15)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                         --
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                        --                         --
      Net transfers between Sub-Accounts...............                     2,515                      1,252
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     2,515                      1,252
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                     2,709                      1,237

   NET ASSETS:
      Beginning of year................................                     1,237                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                  3,946   $                  1,237
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-91

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                       OPPENHEIMER GLOBAL
                                                                   MULTI-ALTERNATIVES FUND/VA
                                                       -------------------------------------------------
                                                                 2016                     2015
                                                       -----------------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                    63   $                    --
      Net realized gain (loss).......................                        2                        --
      Change in unrealized gain (loss)...............                      102                        --
                                                       -----------------------   -----------------------
      Net increase (decrease) in net assets
       from operations...............................                      167                        --
                                                       -----------------------   -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                   10,120                        --
      Terminations and withdrawals...................                       --                        --
      Contract benefits..............................                       --                        --
      Contract charges...............................                       --                        --
      Net transfers between Sub-Accounts.............                      194                        --
      Other transfers from (to) the General Account..                       --                        --
                                                       -----------------------   -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                   10,314                        --
                                                       -----------------------   -----------------------
      Net increase (decrease) in net assets..........                   10,481                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       -----------------------   -----------------------
      End of year....................................  $                10,481   $                    --
                                                       =======================   =======================

                                                                          OPPENHEIMER
                                                                 INTERNATIONAL GROWTH FUND/VA
                                                       --------------------------------------------------
                                                                2016                       2015
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                   (24)  $                    --
      Net realized gain (loss).......................                       (1)                       --
      Change in unrealized gain (loss)...............                     (524)                       --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                     (549)                       --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    8,101                        --
      Terminations and withdrawals...................                       --                        --
      Contract benefits..............................                       --                        --
      Contract charges...............................                       --                        --
      Net transfers between Sub-Accounts.............                       --                        --
      Other transfers from (to) the General Account..                       --                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                    8,101                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                    7,552                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $                 7,552   $                    --
                                                       ========================  =======================

                                                                     OPPENHEIMER MAIN STREET
                                                                      SMALL CAP FUND/(R)VA
                                                       -------------------------------------------------
                                                                 2016                      2015
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                  (166)  $                    --
      Net realized gain (loss).......................                      292                        --
      Change in unrealized gain (loss)...............                    4,488                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                    4,614                        --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                   46,886                        --
      Terminations and withdrawals...................                       --                        --
      Contract benefits..............................                       --                        --
      Contract charges...............................                      (20)                       --
      Net transfers between Sub-Accounts.............                       --                        --
      Other transfers from (to) the General Account..                       --                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                   46,866                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                   51,480                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $                51,480   $                    --
                                                       ========================  =======================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-92

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                     PIMCO ALL ASSET PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2016                      2015
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 8,640   $                 16,033
      Net realized gain (loss)........................                  (32,040)                    (7,871)
      Change in unrealized gain (loss)................                   92,647                    (77,030)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   69,247                    (68,868)
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   20,000                     80,076
      Terminations and withdrawals....................                  (48,606)                   (27,753)
      Contract benefits...............................                  (17,842)                        --
      Contract charges................................                   (3,972)                    (4,093)
      Net transfers between Sub-Accounts..............                 (141,403)                       266
      Other transfers from (to) the General Account...                       59                        176
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                 (191,764)                    48,672
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                 (122,517)                   (20,196)

   NET ASSETS:
      Beginning of year...............................                  651,519                    671,715
                                                        ------------------------  -------------------------
      End of year.....................................  $               529,002   $                651,519
                                                        ========================  =========================

                                                                      PIMCO COMMODITYREALRETURN
                                                                         STRATEGY PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $                    28   $                    --
      Net realized gain (loss)........................                         4                        --
      Change in unrealized gain (loss)................                       977                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                     1,009                        --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    20,424                        --
      Terminations and withdrawals....................                        --                        --
      Contract benefits...............................                        --                        --
      Contract charges................................                        --                        --
      Net transfers between Sub-Accounts..............                        24                        --
      Other transfers from (to) the General Account...                      (240)                       --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    20,208                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                    21,217                        --

   NET ASSETS:
      Beginning of year...............................                        --                        --
                                                        -------------------------  ------------------------
      End of year.....................................   $                21,217   $                    --
                                                        =========================  ========================


                                                                PIMCO EMERGING MARKETS BOND PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $                   343   $                     --
      Net realized gain (loss)........................                        (2)                        --
      Change in unrealized gain (loss)................                      (670)                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                      (329)                        --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    24,448                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                        --                         --
      Net transfers between Sub-Accounts..............                        --                         --
      Other transfers from (to) the General Account...                       (61)                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    24,387                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                    24,058                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................   $                24,058   $                     --
                                                        =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-93

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                        PIMCO FOREIGN BOND
                                                                  PORTFOLIO (U.S. DOLLAR-HEDGED)
                                                        ---------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                  1,496    $                    --
      Net realized gain (loss)........................                     1,133                         --
      Change in unrealized gain (loss)................                    (3,516)                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations................................                      (887)                        --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   181,000                         --
      Terminations and withdrawals....................                      (399)                        --
      Contract benefits...............................                        --                         --
      Contract charges................................                      (887)                        --
      Net transfers between Sub-Accounts..............                   142,347                         --
      Other transfers from (to) the General Account...                         6                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                   322,067                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                   321,180                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................  $                321,180    $                    --
                                                        =========================  ========================


                                                                    PIMCO REAL RETURN PORTFOLIO
                                                        --------------------------------------------------
                                                                  2016                      2015
                                                        ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                   530   $                    --
      Net realized gain (loss)........................                        1                        --
      Change in unrealized gain (loss)................                     (328)                       --
                                                        ------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations................................                      203                        --
                                                        ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   37,448                        --
      Terminations and withdrawals....................                       --                        --
      Contract benefits...............................                       --                        --
      Contract charges................................                      (99)                       --
      Net transfers between Sub-Accounts..............                    5,004                        --
      Other transfers from (to) the General Account...                       --                        --
                                                        ------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                   42,353                        --
                                                        ------------------------  ------------------------
      Net increase (decrease) in net assets...........                   42,556                        --

   NET ASSETS:
      Beginning of year...............................                       --                        --
                                                        ------------------------  ------------------------
      End of year.....................................  $                42,556   $                    --
                                                        ========================  ========================


                                                               PIMCO STOCKSPLUS GLOBAL PORTFOLIO (A)
                                                        ---------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 43,928   $                54,632
      Net realized gain (loss)........................                   122,736                   125,426
      Change in unrealized gain (loss)................                   (91,738)                 (276,524)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations................................                    74,926                   (96,466)
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    12,984                     1,606
      Terminations and withdrawals....................                   (33,494)                  (25,259)
      Contract benefits...............................                    (3,800)                       --
      Contract charges................................                   (25,180)                  (24,683)
      Net transfers between Sub-Accounts..............                   (72,999)                   60,934
      Other transfers from (to) the General Account...                       389                      (311)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                  (122,100)                   12,287
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                   (47,174)                  (84,179)

   NET ASSETS:
      Beginning of year...............................                 1,048,340                 1,132,519
                                                        -------------------------  ------------------------
      End of year.....................................  $              1,001,166   $             1,048,340
                                                        =========================  ========================

(a)   Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-94

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                   PIMCO TOTAL RETURN PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2016                      2015
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                30,798   $                 81,082
      Net realized gain (loss)........................                  (10,373)                    16,917
      Change in unrealized gain (loss)................                   (8,381)                  (112,970)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
       from operations................................                   12,044                    (14,971)
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                  483,906                    228,858
      Terminations and withdrawals....................                  (83,807)                   (68,401)
      Contract benefits...............................                  (89,282)                  (369,659)
      Contract charges................................                  (26,321)                   (16,702)
      Net transfers between Sub-Accounts..............                1,704,500                     46,690
      Other transfers from (to) the General Account...                        1                        174
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                1,988,997                   (179,040)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                2,001,041                   (194,011)

   NET ASSETS:
      Beginning of year...............................                1,953,340                  2,147,351
                                                        ------------------------  -------------------------
      End of year.....................................  $             3,954,381   $              1,953,340
                                                        ========================  =========================

                                                                PIMCO UNCONSTRAINED BOND PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                     23   $                     --
      Net realized gain (loss)........................                        --                         --
      Change in unrealized gain (loss)................                       222                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations................................                       245                         --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                     5,000                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                        --                         --
      Net transfers between Sub-Accounts..............                       194                         --
      Other transfers from (to) the General Account...                       (15)                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                     5,179                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                     5,424                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................  $                  5,424   $                     --
                                                        =========================  ========================

                                                               PUTNAM VT ABSOLUTE RETURN 500 FUND
                                                        -------------------------------------------------
                                                                 2016                       2015
                                                        ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                  (391)  $                    --
      Net realized gain (loss)........................                      647                        --
      Change in unrealized gain (loss)................                      364                        --
                                                        ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations................................                      620                        --
                                                        ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                  120,000                        --
      Terminations and withdrawals....................                   (1,629)                       --
      Contract benefits...............................                       --                        --
      Contract charges................................                       --                        --
      Net transfers between Sub-Accounts..............                  (85,870)                       --
      Other transfers from (to) the General Account...                   (5,282)                       --
                                                        ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                   27,219                        --
                                                        ------------------------  -----------------------
      Net increase (decrease) in net assets...........                   27,839                        --

   NET ASSETS:
      Beginning of year...............................                       --                        --
                                                        ------------------------  -----------------------
      End of year.....................................  $                27,839   $                    --
                                                        ========================  =======================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-95

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                            PUTNAM VT
                                                                 AMERICAN GOVERNMENT INCOME FUND
                                                       -------------------------------------------------
                                                                 2016                      2015
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                    46   $                    --
      Net realized gain (loss).......................                       (1)                       --
      Change in unrealized gain (loss)...............                      (80)                       --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                      (35)                       --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                       --                        --
      Terminations and withdrawals...................                       --                        --
      Contract benefits..............................                       --                        --
      Contract charges...............................                       --                        --
      Net transfers between Sub-Accounts.............                       --                        --
      Other transfers from (to) the General Account..                    5,277                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                    5,277                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                    5,242                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $                 5,242   $                    --
                                                       ========================  =======================


                                                                  PUTNAM VT EQUITY INCOME FUND
                                                       --------------------------------------------------
                                                                 2016                      2015
                                                       ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                16,404   $                 7,196
      Net realized gain (loss).......................                   48,386                    10,291
      Change in unrealized gain (loss)...............                  166,469                   (85,201)
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations...............................                  231,259                   (67,714)
                                                       ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                  119,316                   446,578
      Terminations and withdrawals...................                  (67,617)                  (15,499)
      Contract benefits..............................                       --                   (13,175)
      Contract charges...............................                  (18,026)                  (14,513)
      Net transfers between Sub-Accounts.............                  (90,737)                  135,660
      Other transfers from (to) the General Account..                     (515)                     (790)
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                  (57,579)                  538,261
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets..........                  173,680                   470,547

   NET ASSETS:
      Beginning of year..............................                1,598,405                 1,127,858
                                                       ------------------------  ------------------------
      End of year....................................  $             1,772,085   $             1,598,405
                                                       ========================  ========================


                                                             PUTNAM VT GROWTH OPPORTUNITIES FUND (B)
                                                       ---------------------------------------------------
                                                                 2016                       2015
                                                       -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                   (918)  $                     --
      Net realized gain (loss).......................                       271                         --
      Change in unrealized gain (loss)...............                     6,802                         --
                                                       -------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations...............................                     6,155                         --
                                                       -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                        50                         --
      Terminations and withdrawals...................                    (1,892)                        --
      Contract benefits..............................                        --                         --
      Contract charges...............................                    (2,292)                        --
      Net transfers between Sub-Accounts.............                   935,352                         --
      Other transfers from (to) the General Account..                        --                         --
                                                       -------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                   931,218                         --
                                                       -------------------------  ------------------------
      Net increase (decrease) in net assets..........                   937,373                         --

   NET ASSETS:
      Beginning of year..............................                        --                         --
                                                       -------------------------  ------------------------
      End of year....................................  $                937,373   $                     --
                                                       =========================  ========================

(b)   Merger. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-96

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                       PUTNAM VT INCOME FUND
                                                        ---------------------------------------------------
                                                                  2016                      2015
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                65,586   $                 49,706
      Net realized gain (loss)........................                  (21,493)                    (8,810)
      Change in unrealized gain (loss)................                    3,886                    (74,692)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   47,979                    (33,796)
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                2,616,385                     14,129
      Terminations and withdrawals....................                  (39,807)                   (17,495)
      Contract benefits...............................                 (105,842)                        --
      Contract charges................................                  (14,373)                   (12,040)
      Net transfers between Sub-Accounts..............               (1,732,003)                    17,588
      Other transfers from (to) the General Account...                      111                         (1)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  724,471                      2,181
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                  772,450                    (31,615)

   NET ASSETS:
      Beginning of year...............................                1,297,087                  1,328,702
                                                        ------------------------  -------------------------
      End of year.....................................  $             2,069,537   $              1,297,087
                                                        ========================  =========================

                                                                   PUTNAM VT SMALL CAP VALUE FUND
                                                        ---------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                     (3)  $                    --
      Net realized gain (loss)........................                       541                        --
      Change in unrealized gain (loss)................                     2,036                        --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets
        from operations...............................                     2,574                        --
                                                        -------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    11,251                        --
      Terminations and withdrawals....................                        --                        --
      Contract benefits...............................                        --                        --
      Contract charges................................                        (9)                       --
      Net transfers between Sub-Accounts..............                      (249)                       --
      Other transfers from (to) the General Account...                       (52)                       --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    10,941                        --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets...........                    13,515                        --

   NET ASSETS:
      Beginning of year...............................                        --                        --
                                                        -------------------------  -----------------------
      End of year.....................................  $                 13,515   $                    --
                                                        =========================  =======================

                                                                    PUTNAM VT VOYAGER FUND (B)
                                                        ----------------------------------------------------
                                                                  2016                       2015
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                  4,635   $                  3,200
      Net realized gain (loss)........................                  (112,748)                   208,341
      Change in unrealized gain (loss)................                   110,401                   (291,200)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                     2,288                    (79,659)
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    13,501                     54,267
      Terminations and withdrawals....................                   (24,053)                   (97,341)
      Contract benefits...............................                        --                         --
      Contract charges................................                   (17,208)                   (21,676)
      Net transfers between Sub-Accounts..............                (1,205,421)                    95,180
      Other transfers from (to) the General Account...                      (150)                        (2)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                (1,233,331)                    30,428
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                (1,231,043)                   (49,231)

   NET ASSETS:
      Beginning of year...............................                 1,231,043                  1,280,274
                                                        -------------------------  -------------------------
      End of year.....................................  $                     --   $              1,231,043
                                                        =========================  =========================

(b)   Merger. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-97

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                             TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                144,635   $                 79,826
      Net realized gain (loss).........................                  (185,537)                 1,293,489
      Change in unrealized gain (loss).................                 2,344,569                 (4,176,290)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                 2,303,667                 (2,802,975)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   146,545                  1,161,401
      Terminations and withdrawals.....................                (1,420,423)                (1,781,595)
      Contract benefits................................                  (246,847)                  (254,948)
      Contract charges.................................                (1,209,227)                (1,272,220)
      Net transfers between Sub-Accounts...............                (2,575,427)                (5,205,050)
      Other transfers from (to) the General Account....                      (678)                       346
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                (5,306,057)                (7,352,066)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                (3,002,390)               (10,155,041)

   NET ASSETS:
      Beginning of year................................                47,923,196                 58,078,237
                                                         -------------------------  -------------------------
      End of year......................................  $             44,920,806   $             47,923,196
                                                         =========================  =========================


                                                              TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO
                                                         -----------------------------------------------------
                                                                   2016                        2015
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                446,088    $                (11,125)
      Net realized gain (loss).........................                (1,646,527)                  1,218,235
      Change in unrealized gain (loss).................                 6,917,206                 (19,204,214)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                 5,716,767                 (17,997,104)
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 1,038,601                   2,037,737
      Terminations and withdrawals.....................                (3,584,257)                 (4,329,722)
      Contract benefits................................                  (700,688)                 (1,462,857)
      Contract charges.................................                (3,639,211)                 (4,121,106)
      Net transfers between Sub-Accounts...............               (13,383,289)                (30,799,803)
      Other transfers from (to) the General Account....                     2,597                      (9,646)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................               (20,266,247)                (38,685,397)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............               (14,549,480)                (56,682,501)

   NET ASSETS:
      Beginning of year................................               149,388,737                 206,071,238
                                                         -------------------------  --------------------------
      End of year......................................  $            134,839,257    $            149,388,737
                                                         =========================  ==========================

                                                                        TOPS(R) MANAGED RISK
                                                                    MODERATE GROWTH ETF PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2016                       2015
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                385,717   $                113,342
      Net realized gain (loss).........................                  (802,548)                 2,855,850
      Change in unrealized gain (loss).................                 5,105,720                (11,234,950)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                 4,688,889                 (8,265,758)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   843,129                  3,527,708
      Terminations and withdrawals.....................                (3,183,143)                (5,007,905)
      Contract benefits................................                  (470,410)                (1,996,304)
      Contract charges.................................                (2,456,374)                (2,680,163)
      Net transfers between Sub-Accounts...............                (7,170,220)               (13,536,532)
      Other transfers from (to) the General Account....                      (357)                    19,716
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................               (12,437,375)               (19,673,480)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                (7,748,486)               (27,939,238)

   NET ASSETS:
      Beginning of year................................               100,919,706                128,858,944
                                                         -------------------------  -------------------------
      End of year......................................  $             93,171,220   $            100,919,706
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-98

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



1.    ORGANIZATION

      Forethought Life Insurance Company Separate Account A (the "Separate Account"), which funds the ForeRetirement, ForeRetirement II, ForeRetirement III, ForeRetirement IV, ForeFoundation and ForeInvestors Choice variable annuity contracts, is a separate investment account of Forethought Life Insurance Company ("Forethought"), established on June 5, 2012, for the purpose of separating from the general assets of Forethought those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Forethought. Forethought is the Sponsor of the Separate Account. Forethought is a wholly-owned indirect subsidiary of Global Atlantic (Fin) Company, a Delaware company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company.

      Forethought is subject to the laws of the state of Indiana governing insurance companies and to regulation by the Commissioner of Insurance of Indiana. In addition, Forethought is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Forethought. The Separate Account cannot be charged with liabilities arising out of any other business of Forethought. Forethought's general assets are subject to the claims of creditors.

      The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Forethought by the SEC.

      Global Atlantic Distributors, LLC is the principal underwriter for the Separate Account. Global Atlantic Distributors, LLC, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG. Global Atlantic Distributors, LLC, was known as Forethought Distributors, LLC, until May 1, 2016.

      The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. One-hundred-thirty-nine Sub-Accounts are currently offered by the Separate Account, of which one-hundred-twenty-six had activity during the year. Thirteen Sub-Accounts had no Contract owner activity during the year and a zero balance at December 31, 2016. The thirteen Sub-Accounts are as follows:



SUB-ACCOUNTS
-------------
FT VIP Franklin Global Real Estate VIP Fund
Global Atlantic Motif Aging of America Portfolio
Global Atlantic Motif Real Estate Trends Portfolio
Global Atlantic Motif Technological Innovations Portfolio
Global Atlantic Wilshire Dynamic Global Allocation Portfolio
Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio
Invesco V.I. Comstock Fund
Ivy Funds VIP Asset Strategy
Ivy Funds VIP Value
PIMCO Global Multi-Asset Managed Allocation Portfolio
Putnam VT Global Asset Allocation Fund
Putnam VT International Value Fund
Putnam VT Investors Fund

      Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. As directed by the owners, amounts may be invested in a designated fund (Underlying
      Fund) as follows:


UNDERLYING FUND                                   CLASS               INVESTMENT ADVISER                           SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------
AB VPS Global Bond Portfolio                   Class B      AllianceBernstein LP                    --

------------------------------------------------------------------------------------------------------------------------------
AB VPS Growth and Income Portfolio             Class B      AllianceBernstein LP                    --

------------------------------------------------------------------------------------------------------------------------------
AB VPS Real Estate Investment Portfolio        Class B      AllianceBernstein LP                    --

------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital                    Class II     American Century Investment             --
   Appreciation Fund                                        Management, Inc.

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    SA-99

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



UNDERLYING FUND                               CLASS             INVESTMENT ADVISER                          SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Growth Fund            Class II   American Century Investment            --
                                                      Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income and             Class II   American Century Investment            --
   Growth Fund                                        Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value          Class II   American Century Investment            --
                                                      Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund             Class II   American Century Investment            --
                                                      Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund       Class 4    Capital Research and Management        --
                                                      Company

-----------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and        Class 4    Capital Research and Management        --
   Growth                                             Company

-----------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                   Class 4    Capital Research and Management        --
                                                      Company

-----------------------------------------------------------------------------------------------------------------------------------
American Funds Capital Income Builder      Class 4    Capital Research and Management        --
                                                      Company

-----------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth and           Class 4    Capital Research and Management        --
   Income Fund                                        Company

-----------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund          Class 4    Capital Research and Management        --
                                                      Company

-----------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                 Class 4    Capital Research and Management        --
                                                      Company

-----------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund          Class 4    Capital Research and Management        --
                                                      Company

-----------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund          Class 4    Capital Research and Management        --
                                                      Company

-----------------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Asset          Class P2   Capital Research and Management        Milliman Financial Risk Management
   Allocation Fund                                    Company                                LLC

-----------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund              Class 4    Capital Research and Management        --
                                                      Company

-----------------------------------------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund            Class III  BlackRock Advisors LLC                 --

-----------------------------------------------------------------------------------------------------------------------------------
BlackRock Capital Appreciation V.I. Fund   Class III  BlackRock Advisors LLC                 --

-----------------------------------------------------------------------------------------------------------------------------------
BlackRock Equity Dividend V.I. Fund        Class III  BlackRock Advisors LLC                 --

-----------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation V.I. Fund      Class III  BlackRock Advisors LLC                 --

-----------------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield V.I. Fund             Class III  BlackRock Advisors LLC                 --

-----------------------------------------------------------------------------------------------------------------------------------
BlackRock S&P 500 Index V.I. Fund          Class II   BlackRock Advisors LLC                 --

-----------------------------------------------------------------------------------------------------------------------------------
BlackRock Total Return V.I. Fund           Class III  BlackRock Advisors LLC                 --

-----------------------------------------------------------------------------------------------------------------------------------
BlackRock U.S. Government Bond V.I.        Class III  BlackRock Advisors LLC                 --
   Fund

-----------------------------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index        Class F    Calvert Investment Management,         World Asset Management, Inc.
   Portfolio                                          Inc.

-----------------------------------------------------------------------------------------------------------------------------------
Calvert VP Investment Grade Bond Index     Class F    Calvert Investment Management,         Ameritas Investment Partners, Inc.
   Portfolio                                          Inc.

-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-100

   ----------------------------------------------------------------------------



UNDERLYING FUND                               CLASS            INVESTMENT ADVISER                        SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio      Class I   Calvert Investment Management,       Ameritas Investment Partners, Inc.
                                                     Inc.

--------------------------------------------------------------------------------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index    Class F   Calvert Investment Management,       Ameritas Investment Partners, Inc.
   Portfolio                                         Inc.

--------------------------------------------------------------------------------------------------------------------------------
Calvert VP S&P MidCap 400 Index            Class F   Calvert Investment Management,       Ameritas Investment Partners, Inc.
   Portfolio                                         Inc.

--------------------------------------------------------------------------------------------------------------------------------
Catalyst Dividend Capture VA Fund          --        Huntington Asset Advisors, Inc.      --

--------------------------------------------------------------------------------------------------------------------------------
Catalyst Insider Buying VA Fund            --        Huntington Asset Advisors, Inc.      --

--------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Global Real Estate VIP     Class 2   Franklin Templeton Institutional,    --
   Fund                                              LLC

--------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Income VIP Fund            Class 4   Franklin Advisers, Inc.              --

--------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Mutual Global Discovery    Class 4   Franklin Mutual Advisers, LLC        --
   VIP Fund

--------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Mutual Shares VIP Fund     Class 4   Franklin Mutual Advisers, LLC        --

--------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Rising Dividends VIP       Class 4   Franklin Advisory Services, LLC      --
   Fund

--------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Small Cap Value VIP Fund   Class 4   Franklin Advisory Services, LLC      --

--------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Strategic Income VIP       Class 4   Franklin Advisers, Inc.              --
   Fund

--------------------------------------------------------------------------------------------------------------------------------
FT VIP Templeton Foreign Securities        Class 4   Templeton Investment Counsel,        --
   Fund                                              LLC

--------------------------------------------------------------------------------------------------------------------------------
FT VIP Templeton Global Bond Securities    Class 4   Franklin Advisers, Inc.              --
   Fund

--------------------------------------------------------------------------------------------------------------------------------
FT VIP Templeton Growth Securities         Class 4   Templeton Global Advisors Ltd        --
   Fund

--------------------------------------------------------------------------------------------------------------------------------
Global Atlantic American Funds Managed     Class II  Global Atlantic Investment           Milliman Financial Risk Management,
   Risk Portfolio                                    Advisors, LLC                        LLC

--------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Balanced Managed Risk      Class II  Global Atlantic Investment           Milliman Financial Risk Management,
   Portfolio                                         Advisors, LLC                        LLC

--------------------------------------------------------------------------------------------------------------------------------
Global Atlantic BlackRock Global           Class II  Global Atlantic Investment           Milliman Financial Risk Management,
   Allocation Managed Risk Portfolio                 Advisors, LLC                        LLC

--------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Franklin Dividend and      Class II  Global Atlantic Investment           Milliman Financial Risk Management,
   Income Managed Risk Portfolio                     Advisors, LLC                        LLC

--------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Goldman Sachs Dynamic      Class II  Global Atlantic Investment           Goldman Sachs Asset Management,
   Trends Allocation Portfolio                       Advisors, LLC                        L.P.

--------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Growth Managed Risk        Class II  Global Atlantic Investment           Milliman Financial Risk Management,
   Portfolio                                         Advisors, LLC                        LLC

--------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Moderate Growth            Class II  Global Atlantic Investment           Milliman Financial Risk Management,
   Managed Risk Portfolio                            Advisors, LLC                        LLC

--------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Motif Aging of America     Class II  Global Atlantic Investment           Motif Capital Management, Inc.
   Portfolio                                         Advisors, LLC

--------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Motif Real Estate Trends   Class II  Global Atlantic Investment           Motif Capital Management, Inc.
   Portfolio                                         Advisors, LLC

--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-101

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



UNDERLYING FUND                               CLASS            INVESTMENT ADVISER                          SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Motif Technological        Class II  Global Atlantic Investment             Motif Capital Management, Inc.
   Innovations Portfolio                             Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic PIMCO Tactical Allocation  Class II  Global Atlantic Investment             Pacific Investment Management
   Portfolio                                         Advisors, LLC                          Company LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Select Advisor Managed     Class II  Global Atlantic Investment             Milliman Financial Risk Management,
   Risk Portfolio                                    Advisors, LLC                          LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wellington Research        Class II  Global Atlantic Investment             Milliman Financial Risk Management,
   Managed Risk Portfolio                            Advisors, LLC                          LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic           Class II  Global Atlantic Investment             Wilshire Associates Incorporated
   Conservative Allocation Portfolio                 Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic Global    Class II  Global Atlantic Investment             Wilshire Associates Incorporated
   Allocation Portfolio                              Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic Growth    Class II  Global Atlantic Investment             Wilshire Associates Incorporated
   Allocation Portfolio                              Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic           Class II  Global Atlantic Investment             Wilshire Associates Incorporated
   Moderate Allocation Portfolio                     Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Fixed Income        Service   Goldman Sachs Asset Management,        --
   Fund                                    Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Trends            Service   Goldman Sachs Asset Management,        --
   Allocation Fund                         Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth                   Service   Goldman Sachs Asset Management,        --
   Opportunities Fund                      Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT High Quality Floating    Advisor   Goldman Sachs Asset Management,        --
   Rate Fund                               Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund       Service   Goldman Sachs Asset Management,        --
                                           Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Multi-Strategy           Advisor   Goldman Sachs Asset Management,        --
   Alternatives Portfolio                  Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Small Cap Equity         Service   Goldman Sachs Asset Management,        --
   Insights Fund                           Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Strategic Income         Advisor   Goldman Sachs Asset Management,        --
   Fund                                    Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Strategic                Service   Goldman Sachs Asset Management         --
   International Equity Fund               Shares    International

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT U.S. Equity Insights     Service   Goldman Sachs Asset Management,        --
   Fund                                    Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund     Class IB  Hartford Funds Management              Wellington Management Company,
                                                     Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund      Class IB  Hartford Funds Management              Wellington Management Company,
                                                     Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS          Class IB  Hartford Funds Management              Wellington Management Company,
   Fund                                              Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund               Class IB  Hartford Funds Management              Wellington Management Company,
                                                     Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-102

   ----------------------------------------------------------------------------



UNDERLYING FUND                                  CLASS             INVESTMENT ADVISER                        SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                       Class IB   Hartford Funds Management            Hartford Investment Management
                                                         Company, LLC                         Company

-----------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS      Class IB   Hartford Funds Management            Wellington Management Company,
   Fund                                                  Company, LLC                         LLP

-----------------------------------------------------------------------------------------------------------------------------------
Hartford Portfolio Diversifier HLS Fund       Class IB   Hartford Funds Management            Hartford Investment Management
                                                         Company, LLC                         Company

-----------------------------------------------------------------------------------------------------------------------------------
Hartford Total Return Bond HLS Fund           Class IB   Hartford Funds Management            Wellington Management Company,
                                                         Company, LLC                         LLP

-----------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                       Class IB   Hartford Funds Management            Wellington Management Company,
                                                         Company, LLC                         LLP

-----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Balanced Risk Allocation Fund    Series II  Invesco Advisers, Inc.               --
                                              Shares

-----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund                    Series II  Invesco Advisers, Inc.               --
                                              Shares

-----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund                 Series II  Invesco Advisers, Inc.               --
                                              Shares

-----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund           Series II  Invesco Advisers, Inc.               --
                                              Shares

-----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate               Series II  Invesco Advisers, Inc.               --
                                              Shares

-----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Government Money Market          Series I   Invesco Advisers, Inc.               --
   Fund                                       Shares

-----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund        Series II  Invesco Advisers, Inc.               --
                                              Shares

-----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund         Series II  Invesco Advisers, Inc.               --
                                              Shares

-----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Small Cap Equity Fund            Series II  Invesco Advisers, Inc.               --
                                              Shares

-----------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Asset Strategy                  VIT        Waddell & Reed Investment            --
                                                         Management Co.

-----------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Core Equity                     VIT        Waddell & Reed Investment            --
                                                         Management Co.

-----------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP International Core Equity       VIT        Waddell & Reed Investment            --
                                                         Management Co.

-----------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Real Estate Securities          VIT        Waddell & Reed Investment            Advantus Capital Management, Inc.
                                                         Management Co.

-----------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Value                           VIT        Waddell & Reed Investment            --
                                                         Management Co.

-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio          Class VC   Lord, Abbett & Co. LLC               --

-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity                Class VC   Lord, Abbett & Co. LLC               --
   Portfolio

-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth Opportunities              Class VC   Lord, Abbett & Co. LLC               --
   Portfolio

-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-103

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



UNDERLYING FUND                                   CLASS               INVESTMENT ADVISER                           SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Stock Portfolio            Class VC     Lord, Abbett & Co. LLC                  --

------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Short Duration Income              Class VC     Lord, Abbett & Co. LLC                  --
   Portfolio

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Blended Research Core Equity            Service      MFS Investment Management               --
   Portfolio                                   Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Blended Research Small Cap              Service      MFS Investment Management               --
   Equity Portfolio                            Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Global Real Estate Portfolio            Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Series                           Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) International Value Portfolio           Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series                  Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth Series                   Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Mid Cap Value Portfolio                 Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series                    Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Portfolio        Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Bond Series                Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series                        Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Value Series                            Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Discovery Mid Cap                  Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
   Growth Fund/VA                              Shares

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA                     Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
                                               Shares

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Multi-Alternatives          Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
   Fund/VA                                     Shares

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth               Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
   Fund/VA                                     Shares

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap              Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
   Fund/(R)VA                                  Shares

------------------------------------------------------------------------------------------------------------------------------
PIMCO All Asset Portfolio                      Advisor      Pacific Investment Management           Research Affiliates, LLC
                                               Class        Company LLC

------------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn Strategy             Advisor      PIMCO                                   --
   Portfolio                                   Class

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-104

   ----------------------------------------------------------------------------



UNDERLYING FUND                              CLASS            INVESTMENT ADVISER                         SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond               Advisor   PIMCO                                 --
   Portfolio                              Class

---------------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond Portfolio (U.S.        Advisor   PIMCO                                 --
   Dollar-Hedged)                         Class

---------------------------------------------------------------------------------------------------------------------------------
PIMCO Global Multi-Asset Managed          Advisor   PIMCO                                 --
   Allocation Portfolio                   Class

---------------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio               Advisor   PIMCO                                 --
                                          Class

---------------------------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS Global Portfolio         Advisor   PIMCO                                 --
                                          Class

---------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio              Advisor   PIMCO                                 --
                                          Class

---------------------------------------------------------------------------------------------------------------------------------
PIMCO Unconstrained Bond Portfolio        Advisor   PIMCO                                 --
                                          Class

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Absolute Return 500 Fund        Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government             Class IB  Putnam Investment Management,         Putnam Investments Limited
   Income Fund                                      LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund              Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund    Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund       Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                     Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Value Fund        Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                  Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund            Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                    Class IB  Putnam Investment Management,         --
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
TOPS(R) Managed Risk Balanced ETF         Class 3   ValMark Advisers, Inc.                Milliman Financial Risk Management,
   Portfolio                                                                              LLC

---------------------------------------------------------------------------------------------------------------------------------
TOPS(R) Managed Risk Growth ETF           Class 3   ValMark Advisers, Inc.                Milliman Financial Risk Management,
   Portfolio                                                                              LLC

---------------------------------------------------------------------------------------------------------------------------------
TOPS(R) Managed Risk Moderate Growth      Class 3   ValMark Advisers, Inc.                Milliman Financial Risk Management,
   ETF Portfolio                                                                          LLC

---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-105

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------




      The following Sub-Accounts were renamed as indicated:


DATE                                          NEW NAME
-------------------  ----------------------------------------------------------
February 12, 2016..  Catalyst Dividend Capture VA Fund
February 12, 2016..  Catalyst Insider Buying VA Fund
April 29, 2016.....  Global Atlantic American Funds Managed Risk Portfolio
April 29, 2016.....  Global Atlantic Balanced Managed Risk Portfolio
April 29, 2016.....  Global Atlantic BlackRock Global Allocation
                     Managed Risk Portfolio
April 29, 2016.....  Global Atlantic Franklin Dividend and Income
                     Managed Risk Portfolio
April 29, 2016.....  Global Atlantic Goldman Sachs Dynamic
                     Trends Allocation Portfolio
April 29, 2016.....  Global Atlantic Growth Managed Risk Portfolio
April 29, 2016.....  Global Atlantic Moderate Growth Managed
                     Risk Portfolio
April 29, 2016.....  Global Atlantic PIMCO Tactical Allocation Portfolio
April 29, 2016.....  Global Atlantic Select Advisor Managed Risk Portfolio
April 29, 2016.....  Global Atlantic Wellington Research
                     Managed Risk Portfolio
April 29, 2016.....  Invesco V.I. Government Money Market Fund
June 16, 2016......  PIMCO StocksPLUS Global Portfolio


DATE                                        OLD NAME
-------------------  ------------------------------------------------------
February 12, 2016..  Huntington VA Dividend Capture Fund
February 12, 2016..  Huntington VA Situs Fund
April 29, 2016.....  FVIT American Funds Managed Risk Portfolio
April 29, 2016.....  FVIT Balanced Managed Risk Portfolio
April 29, 2016.....  FVIT BlackRock Global Allocation Managed
                     Risk Portfolio
April 29, 2016.....  FVIT Franklin Dividend and Income Managed
                     Risk Portfolio
April 29, 2016.....  FVIT Goldman Sachs Dynamic Trends
                     Allocation Portfolio
April 29, 2016.....  FVIT Growth Managed Risk Portfolio
April 29, 2016.....  FVIT Moderate Growth Managed Risk Portfolio

April 29, 2016.....  FVIT PIMCO Tactical Allocation Portfolio
April 29, 2016.....  FVIT Select Advisor Managed Risk Portfolio
April 29, 2016.....  FVIT Wellington Research Managed Risk Portfolio

April 29, 2016.....  Invesco V.I. Money Market Fund
June 16, 2016......  PIMCO Global Dividend Portfolio


      The following Sub-Account was merged as indicated:


DATE                                                   SURVIVING FUND                                             CLOSED FUND
--------------------                      -----------------------------------------                       --------------------------
November 18, 2016...                      Putnam VT Growth Opportunities Fund                             Putnam VT Voyager Fund


      Eight additional investment options were made available under the Separate Account. The Sub-Account will invest exclusively in shares of the following Underlying Funds:


DATE                    NEW INVESTMENTS
----------------        -------------------------------------------------------------------
May 1, 2016             Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio
May 1, 2016             Global Atlantic Wilshire Dynamic Global Allocation Portfolio
May 1, 2016             Global Atlantic Wilshire Dynamic Growth Allocation Portfolio
May 1, 2016             Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio
May 1, 2016             Invesco V.I. Global Real Estate
August 1, 2016          Global Atlantic Motif Aging of America Portfolio
August 1, 2016          Global Atlantic Motif Real Estate Trends Portfolio
August 1, 2016          Global Atlantic Motif Technological Innovations Portfolio


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.




--------------------------------------------------------------------------------
                                   SA-106

   ----------------------------------------------------------------------------




ESTIMATES

     The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

SUBSEQUENT EVENTS

     For the year ended December 31, 2016, Forethought evaluated subsequent events through April 6, 2017; the issuance date of the financial statements. No subsequent events required disclosure.

INVESTMENTS

     Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain
     (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

FINANCIAL INSTRUMENTS

     The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

     U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

     - LEVEL 1 -- Inputs are adjusted quoted prices in active markets to which Forethought had access at the measurement date for identical, unrestricted assets or liabilities.

     - LEVEL 2 -- Inputs to valuation techniques are observable either directly or indirectly.

     - LEVEL 3 -- One or more inputs to valuation techniques are both significant and unobservable.

     The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

ANNUITIZED CONTRACTS

     Net assets allocated to Contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to the 2012 IAR mortality tables. The assumed investment return is 4.0 percent. The mortality risk is fully borne by Forethought and may result in greater amounts being transferred into the Separate Account by Forethought to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Forethought.

STATEMENTS OF CHANGES IN NET ASSETS

     Contract owners may allocate their Contract values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of Forethought's General Account that guarantees principal and a fixed minimum interest rate.

     Net purchase payments represent payments under the Contracts (excluding amounts allocated to the Fixed Account) reduced by applicable deductions, charges, and state premium taxes. Terminations and withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Net transfers between Sub-Accounts are amounts that Contract owners have directed to be moved among variable Sub-Accounts. Other transfers from (to) the General Account include certain transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Forethought, which is


--------------------------------------------------------------------------------
                                   SA-107

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


      taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Forethought does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Forethought will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2016.

DIVERSIFICATION REQUIREMENT

      Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Forethought believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.


3.    EXPENSES AND RELATED PARTY TRANSACTIONS

SEPARATE ACCOUNT ANNUAL
EXPENSES (AS A PERCENTAGE
OF AVERAGE DAILY CONTRACT
VALUE EXCLUDING FIXED
ACCUMULATION FEATURE
AND PERSONAL PENSION
ACCOUNT INVESTMENTS)            B SHARE   C SHARE   L SHARE    I SHARE
-----------------------------  --------  --------  --------   --------
FORERETIREMENT
Mortality and Expense
  Risk Charge................   0.45%      1.35%     0.80%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   0.50%      None      0.50%      N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.65%      2.05%     2.00%

SEPARATE ACCOUNT ANNUAL
EXPENSES (AS A PERCENTAGE
OF AVERAGE DAILY CONTRACT
VALUE EXCLUDING FIXED
ACCUMULATION FEATURE
AND PERSONAL PENSION
ACCOUNT INVESTMENTS)            B SHARE   C SHARE   L SHARE    I SHARE
-----------------------------  --------  --------  --------   ---------------
FORERETIREMENT II
Mortality and Expense
  Risk Charge................   0.45%      1.45%     0.90%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   0.50%      None      0.50%      N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.65%      2.15%     2.10%

FORERETIREMENT III
Mortality and Expense
  Risk Charge................   0.45%      1.45%     0.90%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   0.50%      None      0.50%      N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.65%      2.15%     2.10%

FORERETIREMENT IV
Mortality and Expense
  Risk Charge................   0.45%      1.45%     0.10%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   0.50%      None      None       N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.65%      2.15%     0.80%

FOREFOUNDATION
Mortality and Expense
  Risk Charge................   0.80%      1.45%     0.90%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   None       None      0.50%      N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.50%      2.15%     2.10%

FOREINVESTORS CHOICE
Mortality and Expense
  Risk Charge................   0.80%      0.95%      N/A      0.10%
Administrative Charge........   0.20%      0.20%      N/A      0.20%
Premium Based Charge.........   None       None       N/A      None
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%      N/A      0.50%
Total Separate Account
  Annual Expenses............   1.50%      1.65%               0.80%



--------------------------------------------------------------------------------
                                   SA-108

   ----------------------------------------------------------------------------




(1)   Fee is applied daily to amounts invested in the following Sub-Accounts:

      American Funds Managed Risk Asset Allocation Fund

      BlackRock High Yield V.I. Fund

      BlackRock U.S. Government Bond V.I. Fund

      Calvert VP Investment Grade Bond Index Portfolio

      Calvert VP NASDAQ 100 Index Portfolio

      FT VIP Franklin Global Real Estate VIP Fund

      Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

      Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

      Global Atlantic Growth Managed Risk Portfolio

      Global Atlantic PIMCO Tactical Allocation Portfolio

      Global Atlantic Select Advisor Managed Risk Portfolio

      Goldman Sachs VIT Core Fixed Income Fund

      Hartford Capital Appreciation HLS Fund

      Hartford Index HLS Fund

      Hartford Total Return Bond HLS Fund

      Invesco V.I. Government Money Market Fund

      MFS(R) Total Return Bond Series

      PIMCO CommodityRealReturn Strategy Portfolio

      PIMCO Real Return Portfolio

      PIMCO Total Return Portfolio

      TOPS(R) Managed Risk Balanced ETF Portfolio

      TOPS(R) Managed Risk Growth ETF Portfolio

      TOPS(R) Managed Risk Moderate Growth ETF Portfolio

      Global Atlantic Investment Advisors, LLC (GAIA) is the investment adviser to the Forethought Variable Insurance Trust (FVIT). GAIA, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG. GAIA was known as Forethought Investment Advisors, LLC until March 30, 2016. During the year ended December 31, 2016, management fees of the underlying FVIT funds were paid directly by the funds to GAIA in its capacity as investment manager and administrator of the FVIT funds.

      The FVIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.36% to 0.90% of the fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each FVIT fund paid a fee equal to an annual rate of 0.25% of the fund's average daily net assets.

      The Goldman Sachs Group, Inc. ("Goldman Sachs") owns approximately 22% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 78% of the outstanding ordinary shares.

      Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2016, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of the Goldman Sachs VIT funds.

      The Goldman Sachs VIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.00% to 1.00% of the fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate ranging from 0.16% to 0.25% of the fund's average daily net assets.




--------------------------------------------------------------------------------
                                   SA-109

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



4.   CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding were as follows:


                                                                    2016
                                                  ----------------------------------------
                                                                                   NET
                                                      UNITS         UNITS       INCREASE
SUB-ACCOUNT                                          ISSUED       REDEEMED     (DECREASE)
------------------------------------------------  ------------  ------------  ------------
AB VPS Global Bond Portfolio....................          248            --           248
AB VPS Growth and Income Portfolio..............          393            (1)          392
AB VPS Real Estate Investment Portfolio.........        1,719            (5)        1,714
American Century VP Capital
  Appreciation Fund.............................        4,927        (3,390)        1,537
American Century VP Growth Fund.................       50,953       (55,227)       (4,274)
American Century VP Income and
  Growth Fund...................................        5,908            --         5,908
American Century VP Mid Cap Value...............       83,914       (85,124)       (1,210)
American Century VP Value Fund..................      126,103       (94,362)       31,741
American Funds Asset Allocation Fund............      110,106       (31,926)       78,180
American Funds Blue Chip Income and
  Growth........................................      154,707       (65,770)       88,937
American Funds Bond Fund........................       47,253       (33,742)       13,511
American Funds Capital Income Builder...........       38,860       (13,940)       24,920
American Funds Global Growth and
  Income Fund...................................       81,684       (28,027)       53,657
American Funds Global Growth Fund...............        2,779            (2)        2,777
American Funds Growth Fund......................      202,824      (194,837)        7,987
American Funds Growth-Income Fund...............      273,354      (115,238)      158,116
American Funds International Fund...............       50,100       (59,767)       (9,667)
American Funds Managed Risk Asset
  Allocation Fund...............................   13,516,089    (6,932,823)    6,583,266
American Funds New World Fund...................       24,098       (19,364)        4,734
BlackRock Basic Value V.I. Fund.................       15,313       (10,744)        4,569
BlackRock Capital Appreciation V.I. Fund........      102,213       (60,433)       41,780
BlackRock Equity Dividend V.I. Fund.............       55,359       (40,523)       14,836
BlackRock Global Allocation V.I. Fund...........       86,176      (144,083)      (57,907)
BlackRock High Yield V.I. Fund..................       42,827       (66,104)      (23,277)
BlackRock S&P 500 Index V.I. Fund...............      106,207       (78,755)       27,452
BlackRock Total Return V.I. Fund................      135,038       (37,403)       97,635
BlackRock U.S. Government Bond V.I. Fund........       68,295       (75,303)       (7,008)
Calvert VP EAFE International Index Portfolio...        2,518            (5)        2,513
Calvert VP Investment Grade Bond Index
  Portfolio.....................................       12,789        (2,294)       10,495
Calvert VP Nasdaq 100 Index Portfolio...........      125,973       (33,007)       92,966
Calvert VP Russell 2000 Small Cap Index
  Portfolio.....................................       12,716           (75)       12,641
Calvert VP S&P MidCap 400 Index
  Portfolio.....................................       15,942        (1,206)       14,736
Catalyst Dividend Capture VA Fund (a)...........        7,241       (11,459)       (4,218)
Catalyst Insider Buying VA Fund (a).............           77          (209)         (132)
FT VIP Franklin Income VIP Fund.................       37,420       (21,795)       15,625


                                                                    2015
                                                  -------------------------------------------
                                                                                     NET
                                                      UNITS         UNITS         INCREASE
SUB-ACCOUNT                                          ISSUED       REDEEMED       (DECREASE)
------------------------------------------------  -----------   --------------  -------------
AB VPS Global Bond Portfolio....................          125              --            125
AB VPS Growth and Income Portfolio..............           --              --             --
AB VPS Real Estate Investment Portfolio.........           --              --             --
American Century VP Capital
  Appreciation Fund.............................        4,694          (2,105)         2,589
American Century VP Growth Fund.................       73,669         (79,934)        (6,265)
American Century VP Income and
  Growth Fund...................................           --              --             --
American Century VP Mid Cap Value...............      140,075         (88,719)        51,356
American Century VP Value Fund..................       44,382         (18,748)        25,634
American Funds Asset Allocation Fund............           --              --             --
American Funds Blue Chip Income and
  Growth........................................           --              --             --
American Funds Bond Fund........................           --              --             --
American Funds Capital Income Builder...........           --              --             --
American Funds Global Growth and
  Income Fund...................................      113,674         (96,709)        16,965
American Funds Global Growth Fund...............           --              --             --
American Funds Growth Fund......................      340,715        (220,594)       120,121
American Funds Growth-Income Fund...............      265,463        (183,387)        82,076
American Funds International Fund...............       76,074         (56,242)        19,832
American Funds Managed Risk Asset
  Allocation Fund...............................   23,078,025     (13,926,950)     9,151,075
American Funds New World Fund...................       30,608         (10,131)        20,477
BlackRock Basic Value V.I. Fund.................           --              --             --
BlackRock Capital Appreciation V.I. Fund........      125,703        (105,762)        19,941
BlackRock Equity Dividend V.I. Fund.............      109,233         (78,753)        30,480
BlackRock Global Allocation V.I. Fund...........      296,648        (185,455)       111,193
BlackRock High Yield V.I. Fund..................       77,252         (66,153)        11,099
BlackRock S&P 500 Index V.I. Fund...............           --              --             --
BlackRock Total Return V.I. Fund................           --              --             --
BlackRock U.S. Government Bond V.I. Fund........       34,135          (7,973)        26,162
Calvert VP EAFE International Index Portfolio...           --              --             --
Calvert VP Investment Grade Bond Index
  Portfolio.....................................           --              --             --
Calvert VP Nasdaq 100 Index Portfolio...........           --              --             --
Calvert VP Russell 2000 Small Cap Index
  Portfolio.....................................           --              --             --
Calvert VP S&P MidCap 400 Index
  Portfolio.....................................           --              --             --
Catalyst Dividend Capture VA Fund (a)...........       15,272         (24,337)        (9,065)
Catalyst Insider Buying VA Fund (a).............        1,028          (1,415)          (387)
FT VIP Franklin Income VIP Fund.................      226,208        (128,100)        98,108


--------------------------------------------------------------------------------
                                   SA-110

   ----------------------------------------------------------------------------



                                                                    2016
                                                  ----------------------------------------
                                                                                   NET
                                                      UNITS         UNITS       INCREASE
SUB-ACCOUNT                                          ISSUED       REDEEMED     (DECREASE)
------------------------------------------------  ------------  ------------  ------------
FT VIP Franklin Mutual Global
  Discovery VIP Fund............................        3,445        (3,411)           34
FT VIP Franklin Mutual Shares VIP Fund..........       24,180       (58,825)      (34,645)
FT VIP Franklin Rising Dividends VIP Fund.......       63,011       (52,365)       10,646
FT VIP Franklin Small Cap Value VIP Fund........       43,880       (28,404)       15,476
FT VIP Franklin Strategic Income VIP Fund.......       25,760       (59,952)      (34,192)
FT VIP Templeton Foreign Securities Fund........       19,536       (21,108)       (1,572)
FT VIP Templeton Global Bond Securities Fund....       48,104       (54,577)       (6,473)
FT VIP Templeton Growth Securities Fund.........       27,469       (53,862)      (26,393)
Global Atlantic American Funds Managed Risk
  Portfolio (a).................................    5,540,917    (3,772,558)    1,768,359
Global Atlantic Balanced Managed Risk
  Portfolio (a).................................    3,471,771    (1,918,207)    1,553,564
Global Atlantic BlackRock Global Allocation
  Managed Risk Portfolio (a)....................    6,038,838    (5,615,436)      423,402
Global Atlantic Franklin Dividend and
  Income Managed Risk Portfolio (a).............    9,276,016    (3,404,350)    5,871,666
Global Atlantic Goldman Sachs Dynamic
  Trends Allocation Portfolio (a)...............    1,947,868      (541,394)    1,406,474
Global Atlantic Growth Managed Risk
  Portfolio (a).................................    9,744,196    (9,583,647)      160,549
Global Atlantic Moderate Growth Managed
  Risk Portfolio (a)............................    3,494,996    (2,368,636)    1,126,360
Global Atlantic PIMCO Tactical Allocation
  Portfolio (a).................................    1,577,055      (460,892)    1,116,163
Global Atlantic Select Advisor Managed
  Risk Portfolio (a)............................    1,985,133    (1,909,371)       75,762
Global Atlantic Wellington Research Managed
  Risk Portfolio (a)............................   12,126,344    (5,527,712)    6,598,632
Global Atlantic Wilshire Dynamic Conservative
  Allocation Portfolio (c)......................        1,059            --         1,059
Global Atlantic Wilshire Dynamic Growth
  Allocation Portfolio (c)......................       20,170            --        20,170
Goldman Sachs VIT Core Fixed Income Fund........      262,420       (87,941)      174,479
Goldman Sachs VIT Global Trends
  Allocation Fund...............................        8,951           (27)        8,924
Goldman Sachs VIT Growth Opportunities
  Fund..........................................          946            (2)          944
Goldman Sachs VIT High Quality Floating
  Rate Fund.....................................        9,309        (2,208)        7,101
Goldman Sachs VIT Mid Cap Value Fund............       50,093       (36,422)       13,671
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio........................           11       (10,315)      (10,304)
Goldman Sachs VIT Small Cap Equity
  Insights Fund.................................        9,988           (26)        9,962
Goldman Sachs VIT Strategic Income
  Fund..........................................       65,689       (29,459)       36,230



                                                                    2015
                                                  -------------------------------------------
                                                                                     NET
                                                      UNITS         UNITS         INCREASE
SUB-ACCOUNT                                          ISSUED       REDEEMED       (DECREASE)
------------------------------------------------  -----------   --------------  -------------
FT VIP Franklin Mutual Global
  Discovery VIP Fund............................        4,624          (2,147)         2,477
FT VIP Franklin Mutual Shares VIP Fund..........       97,491         (93,243)         4,248
FT VIP Franklin Rising Dividends VIP Fund.......       61,026         (53,211)         7,815
FT VIP Franklin Small Cap Value VIP Fund........       96,515         (74,203)        22,312
FT VIP Franklin Strategic Income VIP Fund.......       29,918         (15,016)        14,902
FT VIP Templeton Foreign Securities Fund........       46,198         (42,458)         3,740
FT VIP Templeton Global Bond Securities Fund....      206,208        (165,829)        40,379
FT VIP Templeton Growth Securities Fund.........       79,803         (66,803)        13,000
Global Atlantic American Funds Managed Risk
  Portfolio (a).................................   12,275,887      (4,426,858)     7,849,029
Global Atlantic Balanced Managed Risk
  Portfolio (a).................................    5,622,585      (1,957,196)     3,665,389
Global Atlantic BlackRock Global Allocation
  Managed Risk Portfolio (a)....................   18,300,291      (7,273,309)    11,026,982
Global Atlantic Franklin Dividend and
  Income Managed Risk Portfolio (a).............   12,723,321      (4,204,679)     8,518,642
Global Atlantic Goldman Sachs Dynamic
  Trends Allocation Portfolio (a)...............    1,933,538        (222,687)     1,710,851
Global Atlantic Growth Managed Risk
  Portfolio (a).................................   33,662,824     (11,121,789)    22,541,035
Global Atlantic Moderate Growth Managed
  Risk Portfolio (a)............................    8,963,013      (2,393,795)     6,569,218
Global Atlantic PIMCO Tactical Allocation
  Portfolio (a).................................    1,186,363        (222,653)       963,710
Global Atlantic Select Advisor Managed
  Risk Portfolio (a)............................    7,503,029      (1,895,438)     5,607,591
Global Atlantic Wellington Research Managed
  Risk Portfolio (a)............................   29,714,006      (5,967,006)    23,747,000
Global Atlantic Wilshire Dynamic Conservative
  Allocation Portfolio (c)......................           --              --             --
Global Atlantic Wilshire Dynamic Growth
  Allocation Portfolio (c)......................           --              --             --
Goldman Sachs VIT Core Fixed Income Fund........           --              --             --
Goldman Sachs VIT Global Trends
  Allocation Fund...............................       16,334         (16,337)            (3)
Goldman Sachs VIT Growth Opportunities
  Fund..........................................          148              --            148
Goldman Sachs VIT High Quality Floating
  Rate Fund.....................................           --              --             --
Goldman Sachs VIT Mid Cap Value Fund............           --              --             --
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio........................        5,226          (1,697)         3,529
Goldman Sachs VIT Small Cap Equity
  Insights Fund.................................           99              --             99
Goldman Sachs VIT Strategic Income
  Fund..........................................       26,510         (19,716)         6,794



--------------------------------------------------------------------------------
                                   SA-111

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                 2016                                      2015
                                               ----------------------------------------  -------------------------------------------
                                                                                NET                                         NET
                                                   UNITS         UNITS       INCREASE        UNITS         UNITS         INCREASE
SUB-ACCOUNT                                       ISSUED       REDEEMED     (DECREASE)      ISSUED       REDEEMED       (DECREASE)
---------------------------------------------  ------------  ------------  ------------  -----------   --------------  -------------
Goldman Sachs VIT Strategic International
  Equity Fund................................        1,605           (10)        1,595            --              --             --
Goldman Sachs VIT U.S. Equity Insights
  Fund.......................................      181,418       (48,115)      133,303            --              --             --
Hartford Capital Appreciation HLS Fund.......       68,607      (127,426)      (58,819)      204,375         (58,815)       145,560
Hartford Dividend and Growth HLS Fund........       54,093       (85,909)      (31,816)      112,657         (44,641)        68,016
Hartford Growth Opportunities HLS Fund.......        2,186        (7,020)       (4,834)        9,117          (8,565)           552
Hartford High Yield HLS Fund.................       25,057       (33,109)       (8,052)       27,106          (9,576)        17,530
Hartford Index HLS Fund......................       26,911       (42,428)      (15,517)       50,551         (68,733)       (18,182)
Hartford International Opportunities
  HLS Fund...................................       31,402       (40,199)       (8,797)       63,481         (47,812)        15,669
Hartford Portfolio Diversifier HLS Fund......      657,164      (711,044)      (53,880)    1,070,062      (1,523,706)      (453,644)
Hartford Total Return Bond HLS Fund..........       95,850       (55,075)       40,775        73,980         (34,352)        39,628
Hartford Value HLS Fund......................       35,178       (51,063)      (15,885)       33,718         (15,050)        18,668
Invesco V.I. Balanced Risk Allocation Fund...       39,247       (30,534)        8,713        54,797         (28,985)        25,812
Invesco V.I. Core Equity Fund................       15,172        (7,837)        7,335        35,711         (26,063)         9,648
Invesco V.I. Equity and Income Fund..........      175,015      (107,959)       67,056            --              --             --
Invesco V.I. Global Real Estate (c)..........       21,211       (12,809)        8,402            --              --             --
Invesco V.I. Government Money
  Market Fund (a)............................    1,134,249    (1,019,219)      115,030       844,610        (520,281)       324,329
Invesco V.I. International Growth Fund.......       39,842       (41,844)       (2,002)       73,329         (89,729)       (16,400)
Invesco V.I. Mid Cap Core Equity Fund........        7,029       (10,719)       (3,690)       75,383         (45,702)        29,681
Invesco V.I. Small Cap Equity Fund...........       18,973       (38,355)      (19,382)       76,512         (31,754)        44,758
Ivy Funds VIP Core Equity....................          213            --           213            --              --             --
Ivy Funds VIP International Core Equity......      122,804       (29,213)       93,591            --              --             --
Ivy Funds VIP Real Estate Securities.........          447            (1)          446            --              --             --
Lord Abbett Bond-Debenture Portfolio.........      121,509       (91,328)       30,181        79,224         (26,002)        53,222
Lord Abbett Fundamental Equity
  Portfolio..................................        9,876       (46,007)      (36,131)       72,729         (84,554)       (11,825)
Lord Abbett Growth Opportunities Portfolio...       23,019       (35,395)      (12,376)       47,967         (22,011)        25,956
Lord Abbett Mid Cap Stock Portfolio..........          181            --           181            --              --             --
Lord Abbett Short Duration Income
  Portfolio..................................       72,095        (2,327)       69,768            --              --             --
MFS(R) Blended Research Core Equity
  Portfolio..................................       19,308          (135)       19,173           372              --            372
MFS(R) Blended Research Small Cap
  Equity Portfolio...........................          484            --           484            98              --             98
MFS(R) Global Real Estate Portfolio..........        6,938        (2,766)        4,172            --              --             --
MFS(R) Growth Series.........................      165,337       (80,435)       84,902       141,784        (109,318)        32,466
MFS(R) International Value Portfolio.........       64,974       (65,569)         (595)      112,995         (49,059)        63,936
MFS(R) Investors Trust Series................        3,730       (13,624)       (9,894)       10,314          (5,514)         4,800
MFS(R) Mid Cap Growth Series.................        3,830            (1)        3,829            --              --             --
MFS(R) Mid Cap Value Portfolio...............       50,953        (8,049)       42,904            --              --             --
MFS(R) New Discovery Series..................       21,428       (42,179)      (20,751)       61,701         (50,924)        10,777
MFS(R) Research International Portfolio......          431            --           431            --              --             --
MFS(R) Total Return Bond Series..............        5,855            --         5,855            --              --             --
MFS(R) Utilities Series......................       17,309        (3,722)       13,587            --              --             --
MFS(R) Value Series..........................       65,855       (67,157)       (1,302)       81,576         (90,040)        (8,464)


--------------------------------------------------------------------------------
                                   SA-112

   ----------------------------------------------------------------------------



                                                                 2016                                      2015
                                               ----------------------------------------  -------------------------------------------
                                                                                NET                                         NET
                                                   UNITS         UNITS       INCREASE        UNITS         UNITS         INCREASE
SUB-ACCOUNT                                       ISSUED       REDEEMED     (DECREASE)      ISSUED       REDEEMED       (DECREASE)
---------------------------------------------  ------------  ------------  ------------  -----------   --------------  -------------
Oppenheimer Discovery Mid Cap Growth
  Fund/VA....................................        1,103            (1)        1,102            --              --             --
Oppenheimer Global Fund/VA...................          278            --           278           125              --            125
Oppenheimer Global Multi-Alternatives
  Fund/VA....................................        1,041            --         1,041            --              --             --
Oppenheimer International Growth
  Fund/VA....................................          783            --           783            --              --             --
Oppenheimer Main Street Small Cap
  Fund/(R)VA.................................        8,539        (4,074)        4,465            --              --             --
PIMCO All Asset Portfolio....................        8,356       (29,165)      (20,809)       19,781         (14,342)         5,439
PIMCO CommodityRealReturn Strategy
  Portfolio..................................        1,989           (23)        1,966            --              --             --
PIMCO Emerging Markets Bond Portfolio........        2,191            (6)        2,185            --              --             --
PIMCO Foreign Bond Portfolio
  (U.S. Dollar-Hedged).......................       44,974       (14,421)       30,553            --              --             --
PIMCO Real Return Portfolio..................        7,552        (3,322)        4,230            --              --             --
PIMCO StocksPLUS Global Portfolio (a)........       22,100       (32,227)      (10,127)       65,824         (63,290)         2,534
PIMCO Total Return Portfolio.................      292,731       (99,549)      193,182       118,858        (137,173)       (18,315)
PIMCO Unconstrained Bond Portfolio...........          528            (2)          526            --              --             --
Putnam VT Absolute Return 500 Fund...........       11,750        (8,927)        2,823            --              --             --
Putnam VT American Government
  Income Fund................................          529            --           529            --              --             --
Putnam VT Equity Income Fund.................       30,182       (30,758)         (576)       98,344         (51,985)        46,359
Putnam VT Growth Opportunities Fund (b)......       95,525        (2,378)       93,147            --              --             --
Putnam VT Income Fund........................      303,054      (227,407)       75,647        42,024         (42,030)            (6)
Putnam VT Small Cap Value Fund...............        1,116           (30)        1,086            --              --             --
Putnam VT Voyager Fund (b)...................       55,054      (154,390)      (99,336)       64,567         (55,235)         9,332
TOPS(R) Managed Risk Balanced ETF Portfolio..      155,864      (662,784)     (506,920)      917,969      (1,605,995)      (688,026)
TOPS(R) Managed Risk Growth ETF Portfolio....      405,213    (2,417,253)   (2,012,040)    4,267,795      (7,823,158)    (3,555,363)
TOPS(R) Managed Risk Moderate Growth
  ETF Portfolio..............................      335,965    (1,527,561)   (1,191,596)    2,904,852      (4,693,745)    (1,788,893)

(a)  Name change. See Note 1.

(b)  Merger. See Note 1.

(c)  Investment addition. See Note 1.



--------------------------------------------------------------------------------
                                   SA-113

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------




5.    PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2016 were as follows:


INVESTMENT PORTFOLIOS                                                                                   PURCHASES          SALES
----------------------------------------------------------------------------------------------      ---------------   --------------
AB VPS Global Bond Portfolio..................................................................      $         2,618   $           34
AB VPS Growth and Income Portfolio............................................................                4,142               23
AB VPS Real Estate Investment Portfolio.......................................................               20,323              184
American Century VP Capital Appreciation Fund.................................................               50,629           29,322
American Century VP Growth Fund...............................................................              487,052          627,284
American Century VP Income and Growth Fund....................................................               65,346               76
American Century VP Mid Cap Value.............................................................              784,308          711,901
American Century VP Value Fund................................................................              794,546          480,784
American Funds Asset Allocation Fund..........................................................            1,061,974          256,924
American Funds Blue Chip Income and Growth....................................................            1,309,449          317,467
American Funds Bond Fund......................................................................              460,640          321,767
American Funds Capital Income Builder.........................................................              398,976          141,340
American Funds Global Growth and Income Fund..................................................              879,231          292,621
American Funds Global Growth Fund.............................................................               28,693               70
American Funds Growth Fund....................................................................            2,608,050        2,060,486
American Funds Growth-Income Fund.............................................................            3,497,773        1,028,724
American Funds International Fund.............................................................              569,345          487,203
American Funds Managed Risk Asset Allocation Fund.............................................          127,814,877       42,314,030
American Funds New World Fund.................................................................              192,508          137,468
BlackRock Basic Value V.I. Fund...............................................................               49,670              509
BlackRock Capital Appreciation V.I. Fund......................................................            1,012,291          582,748
BlackRock Equity Dividend V.I. Fund...........................................................              624,931          408,538
BlackRock Global Allocation V.I. Fund.........................................................              694,148        1,256,564
BlackRock High Yield V.I. Fund................................................................              380,357          568,887
BlackRock S&P 500 Index V.I. Fund.............................................................              891,849          646,776
BlackRock Total Return V.I. Fund..............................................................            1,039,995           22,448
BlackRock U.S. Government Bond V.I. Fund......................................................              350,829          418,371
Calvert VP EAFE International Index Portfolio.................................................               25,113               73
Calvert VP Investment Grade Bond Index Portfolio..............................................              112,048            1,324
Calvert VP Nasdaq 100 Index Portfolio.........................................................              995,499           56,451
Calvert VP Russell 2000 Small Cap Index Portfolio.............................................              160,938              878
Calvert VP S&P MidCap 400 Index Portfolio.....................................................              171,130            1,064
Catalyst Dividend Capture VA Fund (a).........................................................              104,683          135,583
Catalyst Insider Buying VA Fund (a)...........................................................                5,667            2,475
FT VIP Franklin Income VIP Fund...............................................................              398,557          148,781
FT VIP Franklin Mutual Global Discovery VIP Fund..............................................               34,109           30,340
FT VIP Franklin Mutual Shares VIP Fund........................................................              463,772          664,894
FT VIP Franklin Rising Dividends VIP Fund.....................................................              841,829          552,583
FT VIP Franklin Small Cap Value VIP Fund......................................................              655,883          337,068
FT VIP Franklin Strategic Income VIP Fund.....................................................              282,211          584,384
FT VIP Templeton Foreign Securities Fund......................................................              181,976          184,686
FT VIP Templeton Global Bond Securities Fund..................................................              333,697          418,722
FT VIP Templeton Growth Securities Fund.......................................................              323,555          536,368
Global Atlantic American Funds Managed Risk Portfolio (a).....................................           46,468,017       21,237,215
Global Atlantic Balanced Managed Risk Portfolio (a)...........................................           25,109,813        9,940,458
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio (a)........................           42,927,697       32,165,231


--------------------------------------------------------------------------------
                                   SA-114

   ----------------------------------------------------------------------------



INVESTMENT PORTFOLIOS                                                                                   PURCHASES          SALES
----------------------------------------------------------------------------------------------      ---------------   --------------
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio (a).......................      $    71,383,131   $   12,206,800
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio (a).........................           16,172,813        2,707,898
Global Atlantic Growth Managed Risk Portfolio (a).............................................           63,883,105       63,767,008
Global Atlantic Moderate Growth Managed Risk Portfolio (a)....................................           25,114,494       14,722,937
Global Atlantic PIMCO Tactical Allocation Portfolio (a).......................................           13,398,928        2,587,844
Global Atlantic Select Advisor Managed Risk Portfolio (a).....................................           14,226,325       13,887,000
Global Atlantic Wellington Research Managed Risk Portfolio (a)................................           92,098,372       29,303,206
Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio (c)........................               10,776               12
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio (c)..............................              210,776              105
Goldman Sachs VIT Core Fixed Income Fund......................................................            1,858,686           39,666
Goldman Sachs VIT Global Trends Allocation Fund...............................................               90,598              434
Goldman Sachs VIT Growth Opportunities Fund...................................................                9,420               88
Goldman Sachs VIT High Quality Floating Rate Fund.............................................               71,243              372
Goldman Sachs VIT Mid Cap Value Fund..........................................................              302,130          188,590
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio.......................................                  897           94,268
Goldman Sachs VIT Small Cap Equity Insights Fund..............................................              106,123              724
Goldman Sachs VIT Strategic Income Fund.......................................................              592,286          226,402
Goldman Sachs VIT Strategic International Equity Fund.........................................               15,280              214
Goldman Sachs VIT U.S. Equity Insights Fund...................................................            1,465,311           82,704
Hartford Capital Appreciation HLS Fund........................................................              616,925        1,044,515
Hartford Dividend and Growth HLS Fund.........................................................              726,574          844,298
Hartford Growth Opportunities HLS Fund........................................................               32,092           66,851
Hartford High Yield HLS Fund..................................................................               78,849          137,275
Hartford Index HLS Fund.......................................................................              514,140          611,415
Hartford International Opportunities HLS Fund.................................................              192,635          288,902
Hartford Portfolio Diversifier HLS Fund.......................................................            4,358,950        5,113,171
Hartford Total Return Bond HLS Fund...........................................................              874,756          412,339
Hartford Value HLS Fund.......................................................................               99,281          206,459
Invesco V.I. Balanced Risk Allocation Fund....................................................              369,897          293,459
Invesco V.I. Core Equity Fund.................................................................              245,515          102,890
Invesco V.I. Equity and Income Fund...........................................................            1,308,232          659,296
Invesco V.I. Global Real Estate (c)...........................................................              209,105          121,953
Invesco V.I. Government Money Market Fund (a).................................................            7,000,733        5,928,476
Invesco V.I. International Growth Fund........................................................              339,872          363,165
Invesco V.I. Mid Cap Core Equity Fund.........................................................              126,552          129,632
Invesco V.I. Small Cap Equity Fund............................................................              254,401          405,935
Ivy Funds VIP Core Equity.....................................................................                2,395               15
Ivy Funds VIP International Core Equity.......................................................              891,113            9,750
Ivy Funds VIP Real Estate Securities..........................................................                5,126               17
Lord Abbett Bond-Debenture Portfolio..........................................................              963,708          584,872
Lord Abbett Fundamental Equity Portfolio......................................................              148,463          589,090
Lord Abbett Growth Opportunities Portfolio....................................................              148,542          299,424
Lord Abbett Mid Cap Stock Portfolio...........................................................                2,174                2
Lord Abbett Short Duration Income Portfolio...................................................              730,026            4,049
MFS(R) Blended Research Core Equity Portfolio.................................................              212,611            2,028
MFS(R) Blended Research Small Cap Equity Portfolio............................................                5,562               29
MFS(R) Global Real Estate Portfolio...........................................................               54,163            7,318
MFS(R) Growth Series..........................................................................            1,821,684          779,014
MFS(R) International Value Portfolio..........................................................              644,464          612,650
MFS(R) Investors Trust Series.................................................................              109,127          177,855


--------------------------------------------------------------------------------
                                   SA-115

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



INVESTMENT PORTFOLIOS                                                                                   PURCHASES          SALES
----------------------------------------------------------------------------------------------      ---------------   --------------
MFS(R) Mid Cap Growth Series..................................................................      $        40,933   $           70
MFS(R) Mid Cap Value Portfolio................................................................              499,949           35,813
MFS(R) New Discovery Series...................................................................              107,009          286,531
MFS(R) Research International Portfolio.......................................................                4,134                3
MFS(R) Total Return Bond Series...............................................................               60,323               77
MFS(R) Utilities Series.......................................................................              172,908           29,886
MFS(R) Value Series...........................................................................              857,244          778,405
Oppenheimer Discovery Mid Cap Growth Fund/VA..................................................               11,640               29
Oppenheimer Global Fund/VA....................................................................                2,800               31
Oppenheimer Global Multi-Alternatives Fund/VA.................................................               10,437               60
Oppenheimer International Growth Fund/VA......................................................                8,101               24
Oppenheimer Main Street Small Cap Fund/(R)VA..................................................               47,189              202
PIMCO All Asset Portfolio.....................................................................               94,830          277,953
PIMCO CommodityRealReturn Strategy Portfolio..................................................               20,354              118
PIMCO Emerging Markets Bond Portfolio.........................................................               24,838              108
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged).............................................              332,851            8,098
PIMCO Real Return Portfolio...................................................................               43,187              304
PIMCO StocksPLUS Global Portfolio (a).........................................................              371,651          271,818
PIMCO Total Return Portfolio..................................................................            2,738,293          718,499
PIMCO Unconstrained Bond Portfolio............................................................                5,249               47
Putnam VT Absolute Return 500 Fund............................................................              114,998           88,170
Putnam VT American Government Income Fund.....................................................                5,370               47
Putnam VT Equity Income Fund..................................................................              368,079          378,820
Putnam VT Growth Opportunities Fund (b).......................................................              955,202           24,902
Putnam VT Income Fund.........................................................................            2,344,253        1,554,196
Putnam VT Small Cap Value Fund................................................................               11,796              323
Putnam VT Voyager Fund (b)....................................................................              178,232        1,364,053
TOPS(R) Managed Risk Balanced ETF Portfolio...................................................              840,056        6,001,479
TOPS(R) Managed Risk Growth ETF Portfolio.....................................................            2,856,781       22,676,940
TOPS(R) Managed Risk Moderate Growth ETF Portfolio............................................            2,088,136       14,139,795

(a)   Name change. See Note 1.

(b)   Merger. See Note 1.

(c)   Investment addition. See Note 1.



--------------------------------------------------------------------------------
                                   SA-116

   ----------------------------------------------------------------------------



6.    FINANCIAL HIGHLIGHTS

      The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the Contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Contract charges offered by the Separate Account as Contract owners may not have selected all available and applicable Contract options as discussed in
      Note 3.

      Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:


                                  AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
                               ---------------------                             --------------------------------------

                               UNIT FAIR   UNIT FAIR                INVESTMENT      EXPENSE      EXPENSE       TOTAL        TOTAL
                                VALUES      VALUES                    INCOME        RATIOS       RATIOS       RETURNS      RETURNS
                                LOWEST      HIGHEST        NET        RATIOS      LOWEST (%)   HIGHEST (%)  LOWEST (%)   HIGHEST (%)
                     UNITS      ($) (5)     ($) (5)    ASSETS ($)   (%) (1)(4)     (2)(4)(5)    (2)(4)(5)    (3)(4)(5)    (3)(4)(5)
                  -----------  ---------   ---------  ------------  -----------  -----------  ------------  -----------  -----------
AB VPS GLOBAL BOND PORTFOLIO
   2016                   373    10.39       10.39           3,871      3.05         1.00         1.00          4.11         4.11
   2015                   125     9.98        9.98           1,247       N/A         1.00         1.00         (0.20)       (0.20)

AB VPS GROWTH AND INCOME PORTFOLIO
   2016                   392    11.00       11.00           4,313      0.80         1.00         1.00         10.00        10.00
   2015                    --    10.00       10.00              --       N/A          N/A          N/A           N/A          N/A

AB VPS REAL ESTATE INVESTMENT PORTFOLIO
   2016                 1,714    11.02       11.04          18,907      2.04         1.00         1.15          6.17         6.26
   2015                    --    10.38       10.39              --       N/A          N/A          N/A           N/A          N/A

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
   2016                 4,126    10.23       10.35          42,656       N/A         0.65         1.00          1.99         3.50
   2015                 2,589    10.03       10.03          25,963       N/A         1.00         1.15          0.30         0.30

AMERICAN CENTURY VP GROWTH FUND
   2016               210,308    14.14       14.64       2,874,256       N/A         0.65         1.55          2.61         3.54
   2015               214,582    13.78       14.14       2,872,637      0.32         0.65         1.55          2.99         3.89
   2014               220,847    10.86       13.61       2,932,287      0.00         1.00         1.65          8.60        10.29
   2013               187,780    12.24       12.34       2,311,969      0.47         1.15         1.55         22.40        23.40

AMERICAN CENTURY VP INCOME AND GROWTH FUND
   2016                 5,908    11.19       11.19          66,120      3.55         1.00         1.00         12.01        12.01
   2015                    --     9.99        9.99              --       N/A          N/A          N/A           N/A          N/A

AMERICAN CENTURY VP MID CAP VALUE
   2016               155,863    12.96       16.81       2,227,335      1.55         0.65         1.65         20.78        21.90
   2015               157,073    10.73       13.79       1,865,496      1.49         0.65         1.65         (3.25)       (2.20)
   2014               105,717    11.09       14.10       1,368,132      0.01         1.00         1.65         10.90        15.48
   2013                49,748    12.11       12.21         605,980      0.88         1.15         1.55         21.10        22.10

AMERICAN CENTURY VP VALUE FUND
   2016               134,225    12.04       15.72       1,737,112      1.64         0.65         1.65         18.27        19.54
   2015               102,484    10.18       13.15       1,201,585      2.01         0.65         1.65         (5.57)       (4.64)
   2014                76,850    10.78       13.79         976,779      0.01         1.00         1.65          7.80        12.11
   2013                46,168    12.20       12.30         567,004      1.11         1.15         1.55         22.00        23.00

AMERICAN FUNDS ASSET ALLOCATION FUND
   2016                78,180    10.67       10.77         834,032      2.15         0.30         1.15          7.89         7.70
   2015                    --     9.89       10.00              --       N/A          N/A          N/A           N/A          N/A

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH
   2016                88,937    11.62       11.64       1,035,409      2.75         1.00         1.15         17.14        17.34
   2015                    --     9.92        9.92              --       N/A          N/A          N/A           N/A          N/A


--------------------------------------------------------------------------------
                                   SA-117

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                  AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
                               ---------------------                             --------------------------------------

                               UNIT FAIR   UNIT FAIR                INVESTMENT      EXPENSE      EXPENSE       TOTAL        TOTAL
                                VALUES      VALUES                    INCOME        RATIOS       RATIOS       RETURNS      RETURNS
                                LOWEST      HIGHEST        NET        RATIOS      LOWEST (%)   HIGHEST (%)  LOWEST (%)   HIGHEST (%)
                     UNITS      ($) (5)     ($) (5)    ASSETS ($)   (%) (1)(4)     (2)(4)(5)    (2)(4)(5)    (3)(4)(5)    (3)(4)(5)
                  -----------  ---------   ---------  ------------  -----------  -----------  ------------  -----------  -----------
AMERICAN FUNDS BOND FUND
   2016                13,511    10.13       10.15         136,901      2.04         1.00         1.15          1.60         1.81
   2015                    --     9.97        9.97              --       N/A          N/A          N/A           N/A          N/A

AMERICAN FUNDS CAPITAL INCOME BUILDER
   2016                24,920    10.17       10.18         253,380      3.98         1.00         1.15          2.62         2.72
   2015                    --     9.91        9.91              --       N/A          N/A          N/A           N/A          N/A

AMERICAN FUNDS GLOBAL GROWTH AND INCOME FUND
   2016               187,148    10.37       12.82       2,102,737      2.09         0.65         1.65          5.28         6.30
   2015               133,491     9.85       12.06       1,417,793      2.03         0.65         1.65         (3.15)       (2.19)
   2014               116,526    10.17       12.33       1,316,337      0.05         1.00         1.65          1.70         4.67
   2013                47,361    11.68       11.78         557,228      6.84         1.15         1.55         16.80        17.80

AMERICAN FUNDS GLOBAL GROWTH FUND
   2016                 2,777     9.88       10.31          28,041      1.78         0.65         1.00         (0.60)        3.10
   2015                    --     9.94       10.00              --       N/A          N/A          N/A           N/A          N/A

AMERICAN FUNDS GROWTH FUND
   2016               609,723    12.07       10.89       8,285,169      0.59         0.30         1.65          7.48         8.90
   2015               601,736    11.23       14.13       7,755,185      0.83         0.65         1.65          4.86         5.92
   2014               481,615    10.71       13.34       6,162,299      0.01         1.00         1.65          6.58         7.80
   2013               382,095    12.31       12.41       4,732,275      1.35         1.15         1.55         23.10        24.10

AMERICAN FUNDS GROWTH-INCOME FUND
   2016               626,889    11.67       15.50       8,271,657      1.45         0.65         1.65          9.47        10.56
   2015               468,773    10.66       14.02       5,828,225      1.55         0.65         1.65         (0.47)        0.57
   2014               386,697    10.71       13.94       4,993,263      0.02         1.00         1.65          7.10         9.59
   2013               244,088    12.62       12.72       3,099,118      2.01         1.15         1.55         26.20        27.20

AMERICAN FUNDS INTERNATIONAL FUND
   2016               209,482    10.57       10.94       2,216,423      1.23         0.65         1.55          1.63         2.53
   2015               219,149    10.40       10.67       2,271,058      1.48         0.65         1.55         (6.22)       (5.41)
   2014               199,317     9.55       11.28       2,219,540      0.02         1.00         1.65         (4.50)       (3.51)
   2013               166,946    11.59       11.69       1,947,562      2.24         1.15         1.55         15.90        16.90

AMERICAN FUNDS MANAGED RISK ASSET ALLOCATION FUND
   2016            59,585,124    10.07       12.38     666,321,200      1.33         0.75         1.75          5.45         6.45
   2015            53,001,858     9.55       11.63     563,893,102      1.52         0.75         1.75         (4.50)       (1.77)
   2014            43,850,783    10.17       11.84     488,643,425      0.00         1.50         2.15          1.13         2.40
   2013            14,204,755    11.50       11.60     164,362,541      1.68         1.65         2.05         15.00        16.00

AMERICAN FUNDS NEW WORLD FUND
   2016                71,214     8.98       10.35         684,290      0.70         0.65         1.65          3.34         3.50
   2015                66,480     8.69        9.52         605,915      0.56         0.65         1.65         (4.92)       (3.94)
   2014                46,003     9.14        9.91         441,041      0.01         1.00         1.65         (9.56)       (8.00)
   2013                16,491    10.77       10.86         178,106      1.97         1.15         1.55          7.70         8.60

BLACKROCK BASIC VALUE V.I. FUND
   2016                 4,569    11.30       11.32          51,696      3.24         1.00         1.15         16.37        16.58
   2015                    --     9.71        9.71              --       N/A          N/A          N/A           N/A          N/A

BLACKROCK CAPITAL APPRECIATION V.I. FUND
   2016               134,507    11.44       14.60       1,660,787       N/A         0.65         1.65         (1.72)       (0.82)
   2015                92,727    11.64       14.72       1,226,169       N/A         0.65         1.65          4.86         5.98
   2014                72,786    11.10       13.89         979,645      0.00         1.00         1.65          6.89        11.80
   2013                75,993    12.78       12.88         978,157      0.00         1.15         1.55         27.80        28.80


--------------------------------------------------------------------------------
                                   SA-118

   ----------------------------------------------------------------------------



                                  AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
                               ---------------------                             --------------------------------------

                               UNIT FAIR   UNIT FAIR                INVESTMENT      EXPENSE      EXPENSE       TOTAL        TOTAL
                                VALUES      VALUES                    INCOME        RATIOS       RATIOS       RETURNS      RETURNS
                                LOWEST      HIGHEST        NET        RATIOS      LOWEST (%)   HIGHEST (%)  LOWEST (%)   HIGHEST (%)
                     UNITS      ($) (5)     ($) (5)    ASSETS ($)   (%) (1)(4)     (2)(4)(5)    (2)(4)(5)    (3)(4)(5)    (3)(4)(5)
                  -----------  ---------   ---------  ------------  -----------  -----------  ------------  -----------  -----------
BLACKROCK EQUITY DIVIDEND V.I. FUND
   2016               166,137    12.00       14.57       2,225,948      1.62         0.65         1.10         14.83        15.27
   2015               151,301    10.45       12.64       1,814,066      1.49         0.65         1.10         (1.88)       (1.48)
   2014               120,821    10.62       12.83       1,537,531      0.02         1.00         1.65          6.20         8.36
   2013               141,705    11.74       11.84       1,676,165      1.78         1.15         1.55         17.40        18.40

BLACKROCK GLOBAL ALLOCATION V.I. FUND
   2016               327,880    11.01       11.41       3,534,094      1.21         0.65         1.55          2.23         3.16
   2015               385,787     9.73       11.06       4,027,875      1.11         0.65         1.65         (2.60)       (1.60)
   2014               274,594     9.99       11.24       2,974,296      0.03         1.00         1.65         (0.10)        1.26
   2013               112,624    11.01       11.10       1,248,525      1.97         1.15         1.55         10.10        11.00

BLACKROCK HIGH YIELD V.I. FUND
   2016                98,112    11.24       10.95       1,076,886      5.22         0.40         1.65         10.96         9.50
   2015               121,389     9.18       10.39       1,192,710      4.85         0.75         1.75         (8.20)       (4.59)
   2014               110,290     9.80       10.89       1,144,872      0.05         1.50         2.15         (2.00)        1.68
   2013                45,549    10.62       10.71         484,388      2.62         1.65         2.05          6.20         7.10

BLACKROCK S&P 500 INDEX V.I. FUND
   2016                27,452    10.98       10.84         300,589      1.30         0.65         1.15         10.24         8.40
   2015                    --     9.96       10.00              --       N/A          N/A          N/A           N/A          N/A

BLACKROCK TOTAL RETURN V.I. FUND
   2016                97,635    10.12        9.92         988,030      1.80         0.65         1.00          1.40        (0.80)
   2015                    --     9.98       10.00              --       N/A          N/A          N/A           N/A          N/A

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND
   2016                30,797     9.90       10.17         309,377      1.47         0.75         1.75         (0.80)        0.20
   2015                37,805     9.98       10.05         377,638      1.80         0.75         1.75         (1.67)       (0.69)
   2014                11,643     9.95       10.21         116,986      0.02         1.50         2.15          1.50         4.65
   2013                10,280     9.58        9.67          98,519      0.09         1.65         2.05         (4.20)       (3.30)

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
   2016                 2,513     9.79        9.98          24,887     10.34         0.65         1.15         (0.91)       (0.20)
   2015                    --     9.88       10.00              --       N/A          N/A          N/A           N/A          N/A

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
   2016                10,495     9.79        9.86         104,942      7.69         0.75         1.75         (2.10)       (1.40)
   2015                    --    10.00       10.00              --       N/A          N/A          N/A           N/A          N/A

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
   2016                92,966    10.55       10.57         982,341      1.12         1.10         1.25          4.98         5.17
   2015                    --    10.05       10.05              --       N/A          N/A          N/A           N/A          N/A

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
   2016                12,641    11.71       11.92         150,340      3.79         0.65         1.15         19.25        19.20
   2015                    --     9.82       10.00              --       N/A          N/A          N/A           N/A          N/A

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
   2016                14,736    11.65       11.30         167,757      3.42         0.65         1.15         18.51        13.00
   2015                    --     9.83       10.00              --       N/A          N/A          N/A           N/A          N/A

CATALYST DIVIDEND CAPTURE VA FUND (A)
   2016                48,607    12.78       12.78         621,192      4.59         0.65         0.65          6.32         6.32
   2015                52,825    12.02       12.02         635,225      4.12         0.65         0.65         (3.76)       (3.76)
   2014                61,890       --       12.49         772,695      0.06         1.00         1.65          0.00         9.47
   2013                40,680       --       11.41         464,056      5.89         1.15         1.15          0.00        14.10


--------------------------------------------------------------------------------
                                   SA-119

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                  AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
                               ---------------------                             --------------------------------------

                               UNIT FAIR   UNIT FAIR                INVESTMENT      EXPENSE      EXPENSE       TOTAL        TOTAL
                                VALUES      VALUES                    INCOME        RATIOS       RATIOS       RETURNS      RETURNS
                                LOWEST      HIGHEST        NET        RATIOS      LOWEST (%)   HIGHEST (%)  LOWEST (%)   HIGHEST (%)
                     UNITS      ($) (5)     ($) (5)    ASSETS ($)   (%) (1)(4)     (2)(4)(5)    (2)(4)(5)    (3)(4)(5)    (3)(4)(5)
                  -----------  ---------   ---------  ------------  -----------  -----------  ------------  -----------  -----------
CATALYST INSIDER BUYING VA FUND (A)
   2016                 1,312    12.17       12.17          15,973      0.65         0.65         0.65         10.24        10.24
   2015                 1,444    11.04       11.04          15,941      0.54         0.65         0.65         (7.77)       (7.77)
   2014                    --       --       11.97          21,906      0.01         1.00         1.65         (2.68)         N/A
   2013                   659       --       12.30           8,110      0.62         1.15         1.15          0.00        23.00

FT VIP FRANKLIN INCOME VIP FUND
   2016               253,124    10.85       11.06       2,654,016      4.65         0.30         1.65          8.50        10.60
   2015               237,499     8.87       10.55       2,196,823      4.29         0.65         1.65         (8.74)       (7.70)
   2014               139,391     9.72       11.43       1,480,193      0.05         1.00         1.65         (2.80)        3.81
   2013                37,747    10.92       11.01         415,316      0.00         1.15         1.55          9.20        10.10

FT VIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
   2016                 2,511    10.95       10.95          27,499       N/A         1.15         1.15         10.72        10.72
   2015                 2,477     9.89        9.89          24,501       N/A         1.00         1.15         (1.10)       (1.10)

FT VIP FRANKLIN MUTUAL SHARES VIP FUND
   2016               201,879    10.88       13.99       2,678,274      1.80         0.65         1.65         14.05        15.14
   2015               236,524     9.54       12.15       2,745,992      3.01         0.65         1.65         (6.65)       (5.67)
   2014               232,276    10.22       12.88       2,916,616      0.02         1.00         1.65          2.20         6.36
   2013               195,903    12.01       12.11       2,367,577      1.87         1.15         1.55         20.10        21.10

FT VIP FRANKLIN RISING DIVIDENDS VIP FUND
   2016               147,385    10.72       14.51       1,890,325      1.30         0.65         1.65          7.20        15.16
   2015               136,739    10.09       12.60       1,570,861      1.50         0.65         1.65         (5.26)       (4.33)
   2014               128,924    10.65       13.17       1,608,717      0.02         1.00         1.65          6.50         7.86
   2013                86,970    12.11       12.21       1,059,745      0.78         1.15         1.55         21.10        22.10

FT VIP FRANKLIN SMALL CAP VALUE VIP FUND
   2016               135,833    11.69       15.17       1,773,695      0.64         0.65         1.65         28.04        29.22
   2015               120,357     9.13       11.74       1,260,068      0.50         0.65         1.65         (9.06)       (8.07)
   2014                98,045    10.04       12.77       1,192,656      0.00         1.00         1.65         (1.02)        1.00
   2013                66,467    12.69       12.80         848,854      0.54         1.15         1.55         26.90        28.00

FT VIP FRANKLIN STRATEGIC INCOME VIP FUND
   2016                95,147     9.84       10.53         972,392      3.29         0.65         1.65          6.15         7.23
   2015               129,339     9.27        9.82       1,231,438      6.08         0.65         1.65         (5.50)       (4.66)
   2014               114,437     9.81       10.30       1,146,294      0.04         1.00         1.65         (1.90)        1.08
   2013                33,796    10.10       10.19         343,553      1.79         1.15         1.55          1.00         1.90

FT VIP TEMPLETON FOREIGN SECURITIES FUND
   2016                83,561     9.96       10.32         843,947      1.82         0.65         1.55          5.40         6.39
   2015                85,133     9.45        9.70         810,328      2.89         0.65         1.55         (8.07)       (7.27)
   2014                81,393     8.64       10.46         846,654      0.02         1.00         1.65        (13.60)      (11.73)
   2013                64,208    11.76       11.85         758,995      0.89         1.15         1.55         17.60        18.50

FT VIP TEMPLETON GLOBAL BOND SECURITIES FUND
   2016               304,018    10.35       10.42       2,950,405       N/A         0.65         1.65          3.50         4.20
   2015               310,491     9.37        9.62       2,955,223      7.28         0.65         1.65         (6.02)       (5.03)
   2014               270,112     9.95       10.13       2,717,135      0.05         1.00         1.65         (0.30)        1.10
   2013               114,618     9.94       10.02       1,145,471      0.85         1.15         1.55         (0.60)        0.20

FT VIP TEMPLETON GROWTH SECURITIES FUND
   2016               122,082     9.21       12.05       1,378,963      1.95         0.65         1.65          7.72         8.75
   2015               148,475     8.55       11.08       1,541,648      2.35         0.65         1.65         (8.06)       (7.12)
   2014               135,475     9.30       11.93       1,583,719      0.01         1.00         1.65         (7.00)       (3.48)
   2013               124,063    12.26       12.36       1,531,034      1.15         1.15         1.55         22.60        23.60


--------------------------------------------------------------------------------
                                   SA-120

   ----------------------------------------------------------------------------



                                  AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
                               ---------------------                             --------------------------------------

                               UNIT FAIR   UNIT FAIR                INVESTMENT      EXPENSE      EXPENSE       TOTAL        TOTAL
                                VALUES      VALUES                    INCOME        RATIOS       RATIOS       RETURNS      RETURNS
                                LOWEST      HIGHEST        NET        RATIOS      LOWEST (%)   HIGHEST (%)  LOWEST (%)   HIGHEST (%)
                     UNITS      ($) (5)     ($) (5)    ASSETS ($)   (%) (1)(4)     (2)(4)(5)    (2)(4)(5)    (3)(4)(5)    (3)(4)(5)
                  -----------  ---------   ---------  ------------  -----------  -----------  ------------  -----------  -----------
GLOBAL ATLANTIC AMERICAN FUNDS MANAGED RISK PORTFOLIO (A)
   2016            20,708,075     9.81       10.99     217,548,631      1.32         0.65         1.65          4.03         5.07
   2015            18,939,716     9.43       10.46     191,110,274      0.89         0.65         1.65         (5.70)       (2.52)
   2014            11,090,687    10.35       10.73     116,516,202      0.00         1.00         1.65          3.50         5.09
   2013               633,029    10.20       10.21       6,462,490      0.00         1.65         2.05          2.00         2.10

GLOBAL ATLANTIC BALANCED MANAGED RISK PORTFOLIO (A)
   2016             9,760,897     9.77       10.79     101,006,897      0.85         0.65         1.65          1.88         2.96
   2015             8,207,333     9.59       10.48      83,277,911      0.42         0.65         1.65         (4.10)       (1.78)
   2014             4,541,944    10.32       10.67      47,382,535      0.00         1.00         1.65          3.20         5.54
   2013               123,816    10.10       10.11       1,251,751      0.00         1.65         2.05          1.00         1.10

GLOBAL ATLANTIC BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO (A)
   2016            29,073,694     8.99        9.97     274,258,636      1.35         0.65         1.65         (1.64)       (0.30)
   2015            28,650,292     9.14        9.69     272,591,065      1.78         0.65         1.65         (8.60)       (4.15)
   2014            17,623,310     9.92       10.11     176,429,891      0.00         1.00         1.65         (0.89)        0.10
   2013               833,470    10.09       10.10       8,417,458      0.00         1.65         2.05          0.90         1.00

GLOBAL ATLANTIC FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO (A)
   2016            22,757,165     9.84       10.71     236,116,501      0.80         0.35         1.70          7.66         7.10
   2015            16,885,499     9.14        9.72     162,089,391      0.45         0.70         1.70         (8.60)       (7.34)
   2014             8,366,857    10.42       10.49      87,644,222      0.00         1.50         2.15          4.20         4.90

GLOBAL ATLANTIC GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO (A)
   2016             3,117,325     9.68       10.26      30,784,090      0.00         0.70         1.70          2.43         2.60
   2015             1,710,851     9.38        9.52      16,243,381      0.07         0.70         1.70         (6.20)       (4.80)

GLOBAL ATLANTIC GROWTH MANAGED RISK PORTFOLIO (A)
   2016            47,673,864     9.27       10.07     467,560,106      1.00         0.70         1.70          0.54         0.70
   2015            47,513,315     9.22        9.85     461,415,246      0.33         0.70         1.70         (7.80)       (5.83)
   2014            24,972,280    10.38       10.46     260,764,228      0.00         1.50         2.15          3.80         4.60

GLOBAL ATLANTIC MODERATE GROWTH MANAGED RISK PORTFOLIO (A)
   2016            13,915,812     9.65       10.47     142,433,623      0.91         0.65         1.65          2.33         3.36
   2015            12,789,452     9.43       10.13     127,665,426      0.32         0.65         1.65         (5.70)       (3.25)
   2014             6,220,234    10.39       10.47      65,007,747      0.00         1.00         1.65          3.90         4.70

GLOBAL ATLANTIC PIMCO TACTICAL ALLOCATION PORTFOLIO (A)
   2016             2,079,873     9.56       10.13      20,319,031      1.19         0.75         1.75          1.92         1.30
   2015               963,710     9.38        9.48       9,100,490      1.90         0.75         1.75         (6.20)       (5.20)

GLOBAL ATLANTIC SELECT ADVISOR MANAGED RISK PORTFOLIO (A)
   2016            10,538,262     9.73       10.87     110,452,871      1.13         0.70         1.70          3.40         4.42
   2015            10,462,500     9.41       10.41     105,731,508      0.43         0.70         1.70         (5.90)       (3.52)
   2014             4,854,909    10.47       10.79      51,584,258      0.00         1.50         2.15          4.70         6.41
   2013               237,175    10.13       10.14       2,404,467      0.00         1.65         2.05          1.30         1.40

GLOBAL ATLANTIC WELLINGTON RESEARCH MANAGED RISK PORTFOLIO (A)
   2016            38,583,508     9.94       11.51     415,569,217      0.27         0.65         1.65          2.90         4.07
   2015            31,984,876     9.66       11.06     335,259,746      0.06         0.65         1.65         (3.40)        0.09
   2014             8,237,876    10.63       11.05      88,946,458      0.00         1.00         1.65          6.30         8.55
   2013               178,142    10.17       10.18       1,813,276      0.00         1.65         2.05          1.70         1.80

GLOBAL ATLANTIC WILSHIRE DYNAMIC CONSERVATIVE ALLOCATION PORTFOLIO (C)
   2016                 1,059    10.21       10.21          10,806       N/A         0.65         0.65          2.10         2.10

GLOBAL ATLANTIC WILSHIRE DYNAMIC GROWTH ALLOCATION PORTFOLIO (C)
   2016                20,170    10.40       10.43         209,817       N/A         0.65         1.00          4.00         4.30


--------------------------------------------------------------------------------
                                   SA-121

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                  AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
                               ---------------------                             --------------------------------------

                               UNIT FAIR   UNIT FAIR                INVESTMENT      EXPENSE      EXPENSE       TOTAL        TOTAL
                                VALUES      VALUES                    INCOME        RATIOS       RATIOS       RETURNS      RETURNS
                                LOWEST      HIGHEST        NET        RATIOS      LOWEST (%)   HIGHEST (%)  LOWEST (%)   HIGHEST (%)
                     UNITS      ($) (5)     ($) (5)    ASSETS ($)   (%) (1)(4)     (2)(4)(5)    (2)(4)(5)    (3)(4)(5)    (3)(4)(5)
                  -----------  ---------   ---------  ------------  -----------  -----------  ------------  -----------  -----------
GOLDMAN SACHS VIT CORE FIXED INCOME FUND
   2016               174,479    10.10       10.11       1,764,474      1.67         1.15         1.30          1.41         1.51
   2015                    --     9.96        9.96              --       N/A          N/A          N/A           N/A          N/A

GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND
   2016                 9,267    10.29       10.05          95,301      1.32         0.65         1.00          3.31         3.72
   2015                   343     9.69        9.69           3,326      0.02         0.65         0.65         (6.47)       (6.47)
   2014                   346    10.29       10.36           3,582      0.00         1.00         1.65          2.90         3.60

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND
   2016                 1,092    10.04       10.04          10,969       N/A         1.00         1.00          0.40         0.40
   2015                   148    10.00       10.00           1,478       N/A         1.00         1.00          0.00         0.00

GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND
   2016                 7,101     9.97       10.05          71,008      1.21         0.65         1.15         (0.20)        0.50
   2015                    --     9.99       10.00              --       N/A          N/A          N/A           N/A          N/A

GOLDMAN SACHS VIT MID CAP VALUE FUND
   2016                13,671    10.82       10.84         148,047      1.26         1.00         1.15         12.01        12.22
   2015                    --     9.66        9.66              --       N/A          N/A          N/A           N/A          N/A

GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
   2016                12,927     9.15        9.26         118,548      0.52         0.65         1.10         (0.76)       (0.32)
   2015                23,231     9.22        9.29         215,111      1.86         0.65         1.10         (5.92)       (5.49)
   2014                19,702     9.77        9.83         193,502      0.02         1.00         1.65         (2.30)       (1.70)

GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND
   2016                10,061    11.93       11.93         120,017      2.17         1.00         1.00         21.73        21.73
   2015                    99     9.80        9.80             969      0.25         1.00         1.00         (2.00)       (2.00)

GOLDMAN SACHS VIT STRATEGIC INCOME FUND
   2016                85,245    10.08       10.15         830,845      2.18         0.65         1.65          0.80         1.50
   2015                49,015     9.51        9.83         469,952      2.48         0.65         1.10         (3.35)       (1.70)
   2014                42,221     9.80        9.87         416,683      0.04         1.00         1.65         (2.00)       (1.30)

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND
   2016                 1,595     9.54        9.54          15,213      2.21         1.00         1.00         (3.83)       (3.83)
   2015                    --     9.92        9.92              --       N/A          N/A          N/A           N/A          N/A

GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND
   2016               133,303    10.88       10.88       1,450,274      2.23         1.00         1.00          9.35         9.35
   2015                    --     9.95        9.95              --       N/A          N/A          N/A           N/A          N/A

HARTFORD CAPITAL APPRECIATION HLS FUND
   2016               238,412    10.72       14.53       2,740,315      0.80         0.70         1.70          3.47         4.46
   2015               297,231    10.36       13.91       3,331,549      0.78         0.70         1.70         (0.96)        0.07
   2014               151,671    10.46       13.90       1,966,352      0.01         1.50         2.15          4.60         6.27
   2013               101,580    12.97       13.08       1,326,545      1.25         1.65         2.05         29.70        30.80

HARTFORD DIVIDEND AND GROWTH HLS FUND
   2016               198,639    11.76       15.51       2,653,020      1.71         0.65         1.65         12.75        13.79
   2015               230,455    10.43       13.63       2,777,543      1.80         0.65         1.65         (3.07)       (2.01)
   2014               162,439    10.76       13.91       2,183,053      0.02         1.00         1.65          7.60        11.91
   2013               149,128    12.33       12.43       1,850,455      3.23         1.15         1.55         23.30        24.30

HARTFORD GROWTH OPPORTUNITIES HLS FUND
   2016                14,261    12.09       12.39         174,597      0.14         0.65         1.55         (2.34)       (1.35)
   2015                19,095    12.38       12.56         238,277       N/A         0.65         1.55          9.75        10.76
   2014                18,543    11.28       11.34         209,642      0.00         1.00         1.65         12.80        13.40


--------------------------------------------------------------------------------
                                   SA-122

   ----------------------------------------------------------------------------



                                  AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
                               ---------------------                             --------------------------------------

                               UNIT FAIR   UNIT FAIR                INVESTMENT      EXPENSE      EXPENSE       TOTAL        TOTAL
                                VALUES      VALUES                    INCOME        RATIOS       RATIOS       RETURNS      RETURNS
                                LOWEST      HIGHEST        NET        RATIOS      LOWEST (%)   HIGHEST (%)  LOWEST (%)   HIGHEST (%)
                     UNITS      ($) (5)     ($) (5)    ASSETS ($)   (%) (1)(4)     (2)(4)(5)    (2)(4)(5)    (3)(4)(5)    (3)(4)(5)
                  -----------  ---------   ---------  ------------  -----------  -----------  ------------  -----------  -----------
HARTFORD HIGH YIELD HLS FUND
   2016                29,378    10.29       11.42         316,609      5.75         0.65         1.65         12.09        13.29
   2015                37,430     9.13       10.08         353,474      7.22         0.65         1.65         (8.70)       (5.17)
   2014                19,900     9.78       10.63         203,491      0.07         1.00         1.65         (2.20)        1.63
   2013                 1,904    10.38       10.46          19,919      2.52         1.15         1.55          3.80         4.60

HARTFORD INDEX HLS FUND
   2016               153,518    10.66       15.42       2,277,159      2.02         0.80         1.25          9.90        10.46
   2015               169,035     9.70       13.96       2,313,655      0.34         0.80         1.25         (3.00)        0.00
   2014               187,217    10.91       13.96       2,599,217      0.01         1.50         2.15          9.06         9.29

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
   2016                73,739    11.00       11.39         786,957      1.40         0.65         1.55         (0.63)        0.26
   2015                82,536    11.07       11.36         888,149      1.20         0.65         1.55          0.09         0.98
   2014                66,867     9.43       11.25         744,933      0.02         1.00         1.65         (5.70)       (4.74)
   2013                62,577    11.71       11.81         738,394      1.85         1.15         1.55         17.10        18.10

HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
   2016             3,137,726     7.76        8.04      25,068,783       N/A         0.65         1.55         (6.05)       (5.19)
   2015             3,191,606     8.26        8.48      26,934,193      0.85         0.65         1.55         (3.39)       (2.53)
   2014             3,645,250     8.55        8.70      31,608,449      0.01         1.00         1.65         (2.65)       (2.45)

HARTFORD TOTAL RETURN BOND HLS FUND
   2016               225,228    10.11       10.46       2,330,874      2.41         0.70         1.70          2.43         3.46
   2015               184,453     9.87       10.11       1,850,051      2.86         0.70         1.70         (2.47)       (1.46)
   2014               144,825    10.09       10.26       1,479,950      0.03         1.50         2.15          1.20         4.91
   2013               108,301     9.70        9.78       1,057,547      5.33         1.65         2.05         (3.00)       (2.20)

HARTFORD VALUE HLS FUND
   2016                27,487    14.27       14.78         381,664      1.45         0.65         1.55         11.66        12.74
   2015                43,372    12.78       13.11         502,072      1.61         0.65         1.55         (4.84)       (4.03)
   2014                24,704    10.79       13.66         322,606      0.01         1.00         1.65          7.90        10.43
   2013                27,007    12.27       12.37         333,102      2.64         1.15         1.55         22.70        23.70

INVESCO V.I. BALANCED RISK ALLOCATION FUND
   2016               182,301    10.03       11.09       1,947,816      0.20         0.30         1.65          9.74        10.90
   2015               173,588     9.14        9.90       1,688,931      4.19         0.65         1.65         (8.60)       (4.99)
   2014               147,776    10.17       10.42       1,521,074      0.00         1.00         1.65          1.70         5.04
   2013                66,150     9.84        9.92         654,468      1.71         1.15         1.55         (1.60)       (0.80)

INVESCO V.I. CORE EQUITY FUND
   2016                71,953    10.30       13.30         916,077      0.51         0.65         1.65          8.19         9.29
   2015                64,618     9.52       12.17         749,800      0.98         0.65         1.65         (7.48)       (6.60)
   2014                54,970    10.29       13.03         693,890      0.01         1.00         1.65          2.90         7.15
   2013                45,611    12.06       12.16         553,175      1.37         1.15         1.55         20.60        21.60

INVESCO V.I. EQUITY AND INCOME FUND
   2016                67,056    11.16       11.18         749,368      1.60         1.00         1.15         13.53        13.73
   2015                    --     9.83        9.83              --       N/A          N/A          N/A           N/A          N/A

INVESCO V.I. GLOBAL REAL ESTATE (C)
   2016                 8,402     9.64        9.66          81,161      1.03         0.65         1.00         (3.60)       (3.40)

INVESCO V.I. GOVERNMENT MONEY MARKET FUND (A)
   2016               519,826     9.56        9.96       5,068,180      0.10         0.75         1.75         (1.65)       (0.40)
   2015               404,796     9.72        9.95       3,995,923      0.01         0.75         1.75         (1.72)       (0.50)
   2014                80,467     9.70        9.95         793,818      0.00         1.50         2.15         (1.62)       (0.50)
   2013                 8,401     9.86        9.94          83,464      0.02         1.65         2.05         (1.40)       (0.60)


--------------------------------------------------------------------------------
                                   SA-123

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                  AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
                               ---------------------                             --------------------------------------

                               UNIT FAIR   UNIT FAIR                INVESTMENT      EXPENSE      EXPENSE       TOTAL        TOTAL
                                VALUES      VALUES                    INCOME        RATIOS       RATIOS       RETURNS      RETURNS
                                LOWEST      HIGHEST        NET        RATIOS      LOWEST (%)   HIGHEST (%)  LOWEST (%)   HIGHEST (%)
                     UNITS      ($) (5)     ($) (5)    ASSETS ($)   (%) (1)(4)     (2)(4)(5)    (2)(4)(5)    (3)(4)(5)    (3)(4)(5)
                  -----------  ---------   ---------  ------------  -----------  -----------  ------------  -----------  -----------
INVESCO V.I. INTERNATIONAL GROWTH FUND
   2016               173,247    10.44       10.81       1,835,415      1.16         0.65         1.55         (2.16)       (1.37)
   2015               175,249    10.67       10.96       1,882,273      1.31         0.65         1.55         (4.13)       (3.18)
   2014               191,649     9.67       11.32       2,146,442      0.01         1.00         1.65         (3.30)       (0.61)
   2013               181,044    11.30       11.39       2,057,611      1.26         1.15         1.55         13.00        13.90

INVESCO V.I. MID CAP CORE EQUITY FUND
   2016                76,452    10.52       13.36         868,822       N/A         0.65         1.65         11.32        12.46
   2015                80,142     9.45       11.88         824,806      0.12         0.65         1.65         (5.88)       (4.88)
   2014                50,461    10.04       12.49         576,018      0.00         1.00         1.65          0.40         3.48
   2013                22,758    11.97       12.07         273,911      0.54         1.15         1.55         19.70        20.70

INVESCO V.I. SMALL CAP EQUITY FUND
   2016                85,048    10.77       13.50       1,010,930       N/A         0.65         1.65         10.01        11.11
   2015               104,430     9.79       12.15       1,121,736       N/A         0.65         1.65         (7.29)       (6.32)
   2014                59,672    10.56       12.97         741,846      0.00         1.00         1.65          0.47         6.30
   2013                46,784    12.69       12.79         596,790      0.00         1.15         1.55         26.90        27.90

IVY FUNDS VIP CORE EQUITY
   2016                   213    10.28       10.28           2,187      0.62         1.00         1.00          2.70         2.70
   2015                    --    10.01       10.01              --       N/A          N/A          N/A           N/A          N/A

IVY FUNDS VIP INTERNATIONAL CORE EQUITY
   2016                93,591     9.95        9.96         932,404      0.74         1.00         1.15          0.00         0.10
   2015                    --     9.95        9.95              --       N/A          N/A          N/A           N/A          N/A

IVY FUNDS VIP REAL ESTATE SECURITIES
   2016                   446    10.82       10.82           4,822       N/A         1.00         1.00          3.24         3.24
   2015                    --    10.48       10.48              --       N/A          N/A          N/A           N/A          N/A

LORD ABBETT BOND-DEBENTURE PORTFOLIO
   2016               178,326    10.67       11.00       1,985,022      5.35         0.30         1.65         10.23        10.00
   2015               148,145     9.68       10.75       1,500,790      4.78         0.65         1.65         (3.10)       (2.18)
   2014                94,923     9.99       10.99       1,003,749      0.06         1.00         1.65         (0.10)        3.68
   2013                44,509    10.51       10.60         471,012      9.18         1.15         1.55          5.10         6.00

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
   2016               117,463    14.30       14.81       1,700,895      1.10         0.65         1.55         13.94        14.98
   2015               153,594    12.55       12.88       1,932,516      1.13         0.65         1.55         (4.92)       (4.10)
   2014               165,419    10.67       13.43       2,204,213      0.00         1.00         1.65          5.52         7.40
   2013               192,267    12.51       12.62       2,421,261      0.44         1.15         1.55         25.10        26.20

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO
   2016                50,784    13.33       13.81         624,130       N/A         0.65         1.55         (0.37)        0.58
   2015                63,160    13.38       13.73         763,650       N/A         0.65         1.55          1.21         2.08
   2014                37,204    10.62       13.45         457,333      0.00         1.00         1.65          4.42         6.90
   2013                15,923    12.66       12.77         202,828      0.00         1.15         1.55         26.60        27.70

LORD ABBETT MID CAP STOCK PORTFOLIO
   2016                   181    11.41       11.41           2,063      6.52         1.00         1.00         15.25        15.25
   2015                    --     9.90        9.90              --       N/A          N/A          N/A           N/A          N/A

LORD ABBETT SHORT DURATION INCOME PORTFOLIO
   2016                69,768    10.05       10.11         710,351      6.34         0.65         1.65          0.50         1.10
   2015                    --    10.00       10.00              --       N/A          N/A          N/A           N/A          N/A


--------------------------------------------------------------------------------
                                   SA-124

   ----------------------------------------------------------------------------



                                  AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
                               ---------------------                             --------------------------------------

                               UNIT FAIR   UNIT FAIR                INVESTMENT      EXPENSE      EXPENSE       TOTAL        TOTAL
                                VALUES      VALUES                    INCOME        RATIOS       RATIOS       RETURNS      RETURNS
                                LOWEST      HIGHEST        NET        RATIOS      LOWEST (%)   HIGHEST (%)  LOWEST (%)   HIGHEST (%)
                     UNITS      ($) (5)     ($) (5)    ASSETS ($)   (%) (1)(4)     (2)(4)(5)    (2)(4)(5)    (3)(4)(5)    (3)(4)(5)
                  -----------  ---------   ---------  ------------  -----------  -----------  ------------  -----------  -----------
MFS(R) BLENDED RESEARCH CORE EQUITY PORTFOLIO
   2016                19,545    10.69       10.69         209,030      1.76         1.00         1.00          7.01         7.01
   2015                   372     9.99        9.99           3,710       N/A         1.00         1.00         (0.10)       (0.10)

MFS(R) BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
   2016                   582    11.84       11.60           6,861      0.99         0.65         1.00         19.48        16.00
   2015                    98     9.91        9.91             973       N/A         1.00         1.00         (0.90)       (0.90)

MFS(R) GLOBAL REAL ESTATE PORTFOLIO
   2016                 4,172    10.90       10.91          45,500      2.35         1.00         1.15          6.55         6.54
   2015                    --    10.23       10.24              --       N/A          N/A          N/A           N/A          N/A

MFS(R) GROWTH SERIES
   2016               265,913    11.49       15.18       3,473,049       N/A         0.65         1.65          0.52         1.54
   2015               181,011    11.43       14.95       2,506,741       N/A         0.65         1.65          5.54         6.56
   2014               148,545    10.83       14.03       2,022,055      0.00         1.00         1.65          7.07         9.00
   2013               129,508    12.88       12.99       1,680,744      0.17         1.15         1.55         28.80        29.90

MFS(R) INTERNATIONAL VALUE PORTFOLIO
   2016               132,627    10.45       13.28       1,504,198      1.19         0.65         1.65          2.15         3.19
   2015               133,222    10.23       12.87       1,485,666      2.19         0.65         1.65          4.49         5.58
   2014                69,286     9.79       12.19         789,743      0.02         1.00         1.65         (2.10)        0.49
   2013                42,381    12.03       12.13         513,150      0.98         1.15         1.55         20.30        21.30

MFS(R) INVESTORS TRUST SERIES
   2016                44,238    11.54       14.64         601,582      0.57         0.65         1.10          7.05         7.65
   2015                54,132    10.68       13.60         696,236      0.71         0.65         1.65         (1.66)       (0.73)
   2014                49,332    10.86       13.70         659,188      0.01         1.00         1.65          8.60        10.04
   2013                43,611    12.35       12.45         542,316      1.02         1.15         1.55         23.50        24.50

MFS(R) MID CAP GROWTH SERIES
   2016                 3,829    10.36       10.38          39,689       N/A         0.65         1.00          3.60         3.80
   2015                    --    10.00       10.00              --       N/A          N/A          N/A           N/A          N/A

MFS(R) MID CAP VALUE PORTFOLIO
   2016                42,904    11.23       10.84         481,801      1.07         0.65         1.00         14.59         8.40
   2015                    --     9.80       10.00              --       N/A          N/A          N/A           N/A          N/A

MFS(R) NEW DISCOVERY SERIES
   2016                68,245    10.27       12.60         797,873       N/A         0.65         1.65          6.98         8.06
   2015                88,996     9.60       11.66         953,549       N/A         0.65         1.65         (3.71)       (2.75)
   2014                78,219     9.97       11.99         900,999      0.00         1.00         1.65         (8.89)        0.40
   2013                55,902    12.94       13.05         727,918      0.00         1.15         1.55         29.40        30.50

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
   2016                   431     9.69        9.69           4,178       N/A         1.00         1.00         (1.92)       (1.92)
   2015                    --     9.88        9.88              --       N/A          N/A          N/A           N/A          N/A

MFS(R) TOTAL RETURN BOND SERIES
   2016                 5,855    10.24       10.24          59,951       N/A         1.05         1.05          2.91         2.91
   2015                    --     9.95        9.95              --       N/A          N/A          N/A           N/A          N/A

MFS(R) UTILITIES SERIES
   2016                13,587    10.61       10.62         144,190      4.36         1.00         1.15         10.06        10.05
   2015                    --     9.64        9.65              --       N/A          N/A          N/A           N/A          N/A


--------------------------------------------------------------------------------
                                   SA-125

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                  AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
                               ---------------------                             --------------------------------------

                               UNIT FAIR   UNIT FAIR                INVESTMENT      EXPENSE      EXPENSE       TOTAL        TOTAL
                                VALUES      VALUES                    INCOME        RATIOS       RATIOS       RETURNS      RETURNS
                                LOWEST      HIGHEST        NET        RATIOS      LOWEST (%)   HIGHEST (%)  LOWEST (%)   HIGHEST (%)
                     UNITS      ($) (5)     ($) (5)    ASSETS ($)   (%) (1)(4)     (2)(4)(5)    (2)(4)(5)    (3)(4)(5)    (3)(4)(5)
                  -----------  ---------   ---------  ------------  -----------  -----------  ------------  -----------  -----------
MFS(R) VALUE SERIES
   2016               160,370    11.78       15.48       2,285,443      1.84         0.65         1.65         11.98        12.99
   2015               161,672    10.52       13.70       2,103,143      2.20         0.65         1.65         (2.59)       (1.58)
   2014               170,136    10.80       13.92       2,321,965      0.01         1.00         1.65          8.00         9.52
   2013               145,502    12.61       12.71       1,844,933      1.08         1.15         1.55         26.10        27.10

OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA
   2016                 1,102    10.35       10.35          11,408       N/A         0.65         0.65          3.50         3.50
   2015                    --    10.00       10.00              --       N/A          N/A          N/A           N/A          N/A

OPPENHEIMER GLOBAL FUND/VA
   2016                   403     9.80        9.80           3,946      0.87         1.00         1.00         (1.11)       (1.11)
   2015                   125     9.91        9.91           1,237       N/A         1.00         1.00         (0.90)       (0.90)

OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA
   2016                 1,041    10.06       10.08          10,481      2.25         1.00         1.15          2.34         2.44
   2015                    --     9.83        9.84              --       N/A          N/A          N/A           N/A          N/A

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
   2016                   783     9.65        9.65           7,552       N/A         1.15         1.15         (3.79)       (3.79)
   2015                    --    10.03       10.03              --       N/A          N/A          N/A           N/A          N/A

OPPENHEIMER MAIN STREET SMALL CAP FUND/(R)VA
   2016                 4,465    11.51       11.53          51,480      0.10         1.00         1.15         16.26        16.46
   2015                    --     9.90        9.90              --       N/A          N/A          N/A           N/A          N/A

PIMCO ALL ASSET PORTFOLIO
   2016                53,859     9.51       11.10         529,002      2.36         0.30         1.65         10.97        11.00
   2015                74,668     8.57        8.88         651,519      3.34         0.65         1.65        (10.64)       (9.85)
   2014                69,229     9.59        9.85         671,715      0.06         1.00         1.65         (4.10)       (0.20)
   2013                25,359     9.79        9.87         249,071      5.34         1.15         1.55         (2.10)       (1.30)

PIMCO COMMODITYREALRETURN STRATEGY PORTFOLIO
   2016                 1,966    10.78       10.80          21,217      1.48         1.15         1.30         13.35        13.56
   2015                    --     9.51        9.51              --       N/A          N/A          N/A           N/A          N/A

PIMCO EMERGING MARKETS BOND PORTFOLIO
   2016                 2,185    10.92       11.03          24,058      5.23         0.30         1.15         11.89        10.30
   2015                    --     9.76       10.00              --       N/A          N/A          N/A           N/A          N/A

PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)
   2016                30,553    10.24       10.31         321,180      2.14         0.65         1.65          2.40         3.10
   2015                    --    10.00       10.00              --       N/A          N/A          N/A           N/A          N/A

PIMCO REAL RETURN PORTFOLIO
   2016                 4,230    10.32       10.03          42,556      3.02         0.80         1.30          3.72         0.30
   2015                    --     9.95       10.00              --       N/A          N/A          N/A           N/A          N/A

PIMCO STOCKSPLUS GLOBAL PORTFOLIO (A)
   2016                90,795     8.76       11.17       1,001,166      4.99         0.65         1.10          6.44         6.99
   2015               100,922    10.33       10.44       1,048,340      5.77         0.65         1.00         (9.94)       (9.53)
   2014                98,388     9.65       11.54       1,132,519      0.00         1.00         1.65         (3.50)        0.17
   2013               120,761    11.42       11.52       1,389,777      4.09         1.15         1.55         14.20        15.20

PIMCO TOTAL RETURN PORTFOLIO
   2016               388,433    10.04       10.31       3,954,381      1.95         0.80         1.80          0.70         1.68
   2015               195,251     9.97       10.14       1,953,340      4.76         0.80         1.80         (1.38)       (0.39)
   2014               213,566     9.90       10.18       2,147,351      0.02         1.50         2.15          1.10         3.18
   2013               155,611     9.66        9.76       1,514,595      1.67         1.65         2.05         (3.40)       (2.40)


--------------------------------------------------------------------------------
                                   SA-126

   ----------------------------------------------------------------------------



                                  AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
                               ---------------------                             --------------------------------------

                               UNIT FAIR   UNIT FAIR                INVESTMENT      EXPENSE      EXPENSE       TOTAL        TOTAL
                                VALUES      VALUES                    INCOME        RATIOS       RATIOS       RETURNS      RETURNS
                                LOWEST      HIGHEST        NET        RATIOS      LOWEST (%)   HIGHEST (%)  LOWEST (%)   HIGHEST (%)
                     UNITS      ($) (5)     ($) (5)    ASSETS ($)   (%) (1)(4)     (2)(4)(5)    (2)(4)(5)    (3)(4)(5)    (3)(4)(5)
                  -----------  ---------   ---------  ------------  -----------  -----------  ------------  -----------  -----------
PIMCO UNCONSTRAINED BOND PORTFOLIO
   2016                   526    10.31       10.31           5,424      1.70         1.15         1.15          3.41         3.41
   2015                    --     9.97        9.97              --       N/A          N/A          N/A           N/A          N/A

PUTNAM VT ABSOLUTE RETURN 500 FUND
   2016                 2,823     9.86        9.86          27,839       N/A         1.00         1.00         (0.30)       (0.30)
   2015                    --     9.89        9.89              --       N/A          N/A          N/A           N/A          N/A

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
   2016                   529     9.91        9.91           5,242      2.24         1.15         1.15         (1.00)       (1.00)
   2015                    --    10.01       10.01              --       N/A          N/A          N/A           N/A          N/A

PUTNAM VT EQUITY INCOME FUND
   2016               131,674    14.54       15.06       1,772,085      1.81         0.65         1.55         11.93        12.89
   2015               132,250    10.28       13.34       1,598,405      1.38         0.65         1.65         (4.64)       (3.61)
   2014                85,891    10.78       13.84       1,127,858      0.02         1.00         1.65          7.80        11.88
   2013                69,254    12.27       12.37         854,797      0.00         1.15         1.55         22.70        23.70

PUTNAM VT GROWTH OPPORTUNITIES FUND (B)
   2016                93,147    10.05       10.07         937,373       N/A         0.65         1.65          0.50         0.70

PUTNAM VT INCOME FUND
   2016               202,328     9.78       10.55       2,069,537      4.07         0.65         1.65          0.31         1.34
   2015               126,681     9.75       10.41       1,297,087      4.47         0.65         1.65         (3.08)       (2.07)
   2014               126,687    10.06       10.63       1,328,702      0.05         1.00         1.65          0.60         5.77
   2013                92,798     9.97       10.05         931,436      0.00         1.15         1.55         (0.30)        0.50

PUTNAM VT SMALL CAP VALUE FUND
   2016                 1,086    12.27       12.60          13,515      0.92         0.65         1.15         25.98        26.00
   2015                    --     9.74       10.00              --       N/A          N/A          N/A           N/A          N/A

PUTNAM VT VOYAGER FUND (B)
   2016                    --     9.99       14.01              --      1.35         0.65         1.65          0.30         1.23
   2015                99,336     9.96       13.84       1,231,043      1.10         0.65         1.65         (7.61)       (6.74)
   2014                90,004    10.78       14.84       1,280,274      0.01         1.00         1.65          7.80         9.04
   2013                92,888    13.50       13.61       1,261,848      0.00         1.15         1.55         35.00        36.10

TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO
   2016             4,215,100    10.36       10.73      44,920,806      1.28         0.80         1.70          4.23         5.20
   2015             4,722,020     9.94       10.20      47,923,196      1.12         0.80         1.70         (6.14)       (5.29)
   2014             5,410,046    10.59       10.77      58,078,237      0.01         1.50         2.15          1.15         1.99
   2013             3,849,561    10.46       10.56      40,517,497      0.81         1.65         2.05          4.60         5.60

TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO
   2016            12,995,802    10.09       10.45     134,839,257      1.55         1.05         1.95          3.49         4.40
   2015            15,007,842     9.75       10.01     149,388,737      1.23         1.05         1.95        (10.96)      (10.14)
   2014            18,563,205    10.95       11.14     206,071,238      0.01         1.50         2.15         (1.17)        0.09
   2013            11,985,213    11.04       11.17     133,130,668      0.96         1.65         2.05         10.40        11.70

TOPS(R) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
   2016             8,670,083    10.45       10.82      93,171,220      1.48         0.90         1.80          4.29         5.15
   2015             9,861,679    10.02       10.29     100,919,706      1.18         0.90         1.80         (8.16)       (7.30)
   2014            11,650,572    10.91       11.10     128,858,944      0.01         1.50         2.15          0.65         1.56
   2013             9,298,289    10.81       10.93     101,174,719      0.93         1.65         2.05          8.10         9.30

(a)   Name change. See Note 1.

(b)   Merger. See Note 1.



--------------------------------------------------------------------------------
                                   SA-127

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
  DECEMBER 31, 2016
--------------------------------------------------------------------------------


(c)  Investment addition. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income has been annualized for periods less than one year.

(2) These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded. The additional fees for the mortality and expense risk charges applied to contracts whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 3.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4) Investment income ratios, expense ratios, and total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the net assets prior to the final withdrawal.

(5) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.



--------------------------------------------------------------------------------
                                   SA-128

FORETHOUGHT LIFE INSURANCE COMPANY
STATUTORY FINANCIAL STATEMENTS AND
SUPPLEMENTAL INFORMATION
December 31, 2016 and 2015

FORETHOUGHT LIFE INSURANCE COMPANY
TABLE OF CONTENTS
DECEMBER 31, 2016 AND 2015
--------------------------------------------------------------------------------



Report of Independent Auditors                                                                                          F-3

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus                                           F-5

Statutory Statements of Operations and Change in Capital and Surplus                                                    F-6

Statutory Statements of Cash Flows                                                                                      F-7

Notes to Statutory Financial Statements                                                                          F-8 - F-34

Supplemental Information

Supplemental Schedule of Assets and Liabilities                                                                 F-36 - F-37

Summary Investment Schedule                                                                                            F-38

Supplemental Schedule of Investment Risk Interrogatories                                                        F-39 - F-43


[PWC_K_LOGO]
                       REPORT OF INDEPENDENT AUDITORS


To the Board of Directors of
Forethought Life Insurance Company:

We have audited the accompanying statutory financial statements of Forethought Life Insurance Company ("the Company"), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2016 and 2015, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for the years then ended.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of its operations or its cash flows for the years then ended.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2016 and 2015, and the results of its operations and changes in capital and surplus, and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

OTHER MATTER

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule and supplemental schedule of investment risk interrogatories (collectively, the "supplemental schedules") of the Company as of December 31, 2016 and for the year then ended are presented to comply with the National Association of Insurance Commissioner's Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

[PRICEWATER_COOPER_LLP_K_SIG]

April 13, 2017
Boston, Massachusetts

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA
02210
T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

FORETHOUGHT LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS,
LIABILITIES AND CAPITAL AND SURPLUS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands, except share amounts)


ADMITTED ASSETS                                                                     Notes          2016               2015
                                                                                   ------     ---------------     -------------
Invested assets
   Bonds                                                                                4     $   18,538,442      $  13,524,926
   Common stocks -- unaffiliated                                                        4             41,400             16,650
   Preferred stocks                                                                     4              9,419              9,419
   Mortgage loans on real estate                                                        4          2,431,557          1,628,694
   Cash, cash equivalents, and short-term investments                                   5            255,936            536,378
   Other invested assets                                                                4            299,419            186,497
                                                                                              ---------------     -------------
               Total invested assets                                                              21,576,173         15,902,564
Deferred and uncollected premiums                                                      12             21,034             21,904
Investment income due and accrued                                                                    120,242             89,070
Current income tax recoverable                                                          8             25,081              4,624
Net deferred tax asset                                                                  8             66,967             51,144
Other assets                                                                                           7,157              5,418
                                                                                              ---------------     -------------
               Total admitted assets excluding separate accounts                                  21,816,654         16,074,724
Separate account assets                                                                13          3,094,339          2,748,062
                                                                                              ---------------     -------------
               Total admitted assets                                                          $   24,910,993      $  18,822,786
                                                                                              ===============     =============
LIABILITIES
   Reserves for future policy benefits                                                 10     $   19,670,069      $  14,327,071
   Policy and contract claims                                                                          6,143              5,839
   Funds held under affiliate reinsurance treaty with unauthorized reinsurers                        170,191            176,939
   Transfers to separate accounts due or accrued                                                        (313)             2,659
   Asset valuation reserve                                                                            79,339             72,224
   Interest maintenance reserve                                                                      136,877            150,335
   Repurchase agreement payable                                                                           --            106,413
   Other liabilities                                                                                 122,531             43,231
                                                                                              ---------------     -------------
               Total liabilities excluding separate accounts                                      20,184,837         14,884,711
   Separate account liabilities                                                        13          3,093,987          2,743,952
                                                                                              ---------------     -------------
               Total liabilities                                                                  23,278,824         17,628,663
                                                                                              ===============     =============
CAPITAL AND SURPLUS
   Capital stock, $2,500 par value per share, 2,000 shares authorized,
     1,000 shares issued and outstanding at 2016 and 2015                                              2,500              2,500
   Surplus note                                                                        14            365,000                 --
   Gross paid in and contributed surplus                                                             900,553            825,553
   Unassigned surplus                                                                                364,116            366,070
                                                                                              ---------------     -------------
               Total capital and surplus                                                           1,632,169          1,194,123
                                                                                              ---------------     -------------
               Total liabilities, capital and surplus                                         $   24,910,993      $  18,822,786
                                                                                              ===============     =============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS AND
CHANGES IN CAPITAL AND SURPLUS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)


                                                                                                  YEAR ENDED DECEMBER 31,
                                                                                              -------------------------------
                                                                                  Notes           2016              2015
                                                                                 ------       -------------     -------------
REVENUES
   Life and annuity premiums earned                                                   9       $  5,416,246      $  6,772,869
   Net investment income                                                              4            881,985           492,431
   Amortization of interest maintenance reserve                                                     29,630            31,362
   Commissions and expense allowances on reinsurance ceded                                          56,650           (28,681)
   Other income                                                                                     14,239           101,967
                                                                                              -------------     -------------
               Total revenues                                                                    6,398,750         7,369,948
                                                                                              -------------     -------------
BENEFITS AND EXPENSES
   Death and annuity benefits                                                                      532,256           512,222
   Surrender benefits paid                                                                         419,739           345,691
   Increase in reserves for future policy benefits                                               4,792,713         4,654,496
   Net transfers to separate accounts                                                13                (77)        1,200,864
   Commissions                                                                                     304,415           351,601
   General insurance expenses                                                                      189,344           153,530
   Taxes, licenses and fees                                                                         11,624             7,908
   Decrease in loading on deferred and uncollected premiums                                         (2,431)             (419)
   Other expenses                                                                                   15,977            11,474
                                                                                              -------------     -------------
               Total benefits and expenses                                                       6,263,560         7,237,367
                                                                                              -------------     -------------
   Net gain from operations before federal income taxes and
     realized capital losses                                                                       135,190           132,581
   Federal income taxes                                                               8             28,305            42,201
                                                                                              -------------     -------------
   Net gain from operations                                                                        106,885            90,380
                                                                                              -------------     -------------
   Realized capital gains (losses), net of tax and transfer to IMR                    4            (23,005)           (6,727)
                                                                                              -------------     -------------
               Net income                                                                     $     83,880      $     83,653
                                                                                              =============     =============
Capital and surplus, beginning of year                                                        $  1,194,123      $    804,955
Net income                                                                                          83,880            83,653
Change in net unrealized capital gains (losses), net of tax                                         (3,726)             (154)
Change in net unrealized foreign exchange capital gain (loss)                                           25              (597)
Change in net deferred income tax                                                     8             13,848            15,950
Change in nonadmitted assets                                                         16                907            (1,733)
Changes in surplus in separate accounts                                                                227              (239)
Surplus paid in                                                                      14             75,000           325,000
Change in surplus note                                                               14            365,000                --
Dividends to stockholders                                                            14            (90,000)               --
Change in asset valuation reserve                                                                   (7,115)          (14,680)
Prior year reserve correction                                                                           --           (18,032)
                                                                                              -------------     -------------
               Capital and surplus, end of year                                               $  1,632,169      $  1,194,123
                                                                                              =============     =============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)


                                                                                           2016              2015
                                                                                       --------------    -------------
CASH FROM OPERATIONS
   Premiums and annuity considerations                                                 $   5,406,225     $  6,764,229
   Net investment income                                                                     657,286          427,119
   Other income                                                                               72,720           73,408
                                                                                       --------------    -------------
              Total receipts from operations                                               6,136,231        7,264,756
   Benefit and loss related payments                                                         906,079          843,426
   Net transfers to separate accounts                                                          2,896          949,164
   Commissions and expenses paid                                                             510,554          546,009
   Federal income taxes paid                                                                  64,432           43,385
                                                                                       --------------    -------------
              Total payments from operations                                               1,483,961        2,381,984
                                                                                       --------------    -------------
              Net cash from operations                                                     4,652,270        4,882,772
CASH USED FOR INVESTMENTS
   Proceeds from investments sold, matured or called
     Bonds                                                                                 5,238,604        4,148,343
     Other invested assets                                                                   172,171          184,297
     Mortgage loans                                                                          454,935           82,180
     Miscellaneous Proceeds                                                                    7,562               --
                                                                                       --------------    -------------
              Total cash proceeds from investments                                         5,873,272        4,414,820
   Cost of investments acquired
     Bonds                                                                                10,103,943        7,978,381
     Other invested assets                                                                   386,644          175,687
     Mortgage loans                                                                        1,259,617        1,093,540
     Net increase in policy loans and premium notes                                             (460)             257
                                                                                       --------------    -------------
              Total cost of investments acquired                                          11,749,744        9,247,865
              Net cash used for investments                                               (5,876,472)      (4,833,045)
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
   Cash provided (applied)
     Surplus note                                                                            365,000               --
     Capital and paid in surplus                                                              43,137          325,000
     Net deposits on deposit-type contracts                                                  550,184             (455)
     Dividends to stockholders                                                                (5,786)              --
     Other cash (applied) provided                                                            (8,775)          (4,121)
                                                                                       --------------    -------------
              Net cash from financing and miscellaneous sources                              943,760          320,424
                                                                                       --------------    -------------
              Net change in cash and short-term investments                                 (280,442)         370,151
Cash, cash equivalents, and short-term investments, beginning of year                        536,378          166,227
                                                                                       --------------    -------------
Cash, cash equivalents, and short-term investments, end of year                        $     255,936     $    536,378
                                                                                       ==============    =============
SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES
   Amounts provided (applied)
     Capital and paid in surplus                                                       $      31,863               --
     Dividends to stockholders                                                         $     (84,214)              --
                                                                                       --------------    -------------
                                                                                       $     (52,351)    $         --
                                                                                       ==============    =============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)





1.    ORGANIZATION AND NATURE OF OPERATIONS

ORGANIZATION
Forethought Life Insurance Company ("FLIC" or "the Company") is a stock life insurance company organized under the provisions of the laws of the state of Indiana. Commonwealth Annuity and Life Insurance Company ("CwA") and Forethought Financial Group, Inc. ("FFG") are wholly-owned indirect subsidiaries of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company. CwA owns 95% of the outstanding ordinary shares of FLIC. Forethought Services, LLC ("FSLLC"), a wholly-owned subsidiary of FFG, owns 5% of the outstanding ordinary shares of FLIC.

The Company sells preneed and final expense life insurance, variable and fixed annuities and Medicare supplement insurance. The Company is licensed in 49 states, the District of Columbia and Puerto Rico. Since its inception, FLIC has marketed nonparticipating individual and group life insurance products used to fund prearranged funerals. FLIC's life insurance products are sold by independent agents typically associated with funeral homes or cemeteries, and other funeral home representatives. Beginning in 2007, the Company began to market fixed indexed annuities through independent marketing organizations, and in 2008 the Company began to market preneed and final expense policies. In 2010, the Company began to market Medicare supplement insurance, and as of December 31, 2014, the Company ceased writing Medicare Supplement Insurance.


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Indiana ("Indiana SAP"), which differ in some respects from accounting principles generally accepted in the United States of America ("GAAP"). Prescribed statutory accounting practices ("SAP") include publications of the National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" ("NAIC SAP"), state laws, regulations and general administrative rules. The more significant of these differences are as follows:

- Bonds which are "available-for-sale" or "trading" are carried at fair value under GAAP, and are carried at amortized cost under NAIC SAP, except for bonds in or near default which are carried at the lower of fair value or amortized cost under NAIC SAP;

- The Asset Valuation Reserve ("AVR") is required under NAIC SAP to offset potential credit-related investment losses on bonds, mortgage loans, stocks, real estate, and other invested assets. The AVR is recorded as a liability with changes in the reserve accounted for as direct increases or decreases in surplus. Under GAAP, no such reserve is required;

- The Interest Maintenance Reserve ("IMR") is required under NAIC SAP to defer recognition of realized gains and losses (net of applicable federal income taxes) on short and long term fixed income investments resulting from interest rate changes. The deferred gain and loss is amortized over the expected remaining life (maturity) of the investment sold. In the event that realized capital losses exceed gains on a cumulative basis, negative IMR is reclassified to a non-admitted asset. Under GAAP, no such reserve is required;

- Policy acquisition costs, such as commissions, and other costs that are directly related to the successful efforts of acquiring new business are deferred under GAAP. Under NAIC SAP, such items are recorded as expenses when incurred;

- Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions under NAIC SAP, instead of using experience-based expense, interest, morbidity, mortality and voluntary withdrawal assumptions, with provision made for adverse deviation or the fair value method as elected with the closed block and no lapse guarantee products under GAAP;

- Under NAIC SAP, amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective policyholder liabilities. Under GAAP, amounts recoverable from reinsurers for unpaid losses are recorded as assets and not offset against the respective policyholder liabilities. Reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings;

- Deferred income taxes, which provide for book/tax temporary differences, are charged directly to unassigned surplus under NAIC SAP, whereas under GAAP, they are included as a component of net income. Deferred tax assets are also subject to an admissibility test under NAIC SAP;

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)




- Under NAIC SAP, certain items are designated as "non-admitted" assets (such as furniture and equipment, prepaid expenses, bills receivable, computer system software, and agents' balance, etc.) and are excluded from assets by a direct charge to surplus. Under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances;

- Under GAAP acquisition accounting, an intangible asset can be assigned a value representing the cost to duplicate, create or replace the asset, assigned a finite life, and amortized accordingly. NAIC SAP does not recognize this type of transaction but recognizes any amount paid in excess of the subsidiary's underlying statutory capital and surplus as unamortized goodwill on the parent company's books. Goodwill is then amortized into unrealized capital gains and losses, on a straight line basis for a period which the acquiring entity benefits economically, not to exceed 10 years;

- Under GAAP accounting, Value of Business Acquired (VOBA) represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the purchased in-force insurance contract liabilities. For most products, VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits from surrender charges, investment income, hedges, mortality, net of reinsurance ceded and expense margins and actual realized gains and losses on investments. For UL products with secondary guarantees, VOBA is amortized in relation to the emergence of death benefits, and for most traditional life products, VOBA is amortized in relation to the pattern of U.S. GAAP reserves. Under NAIC SAP, consideration in excess of the net book value of business acquired is recognized as a ceding commission. Ceding commission expenses are recognized in income on the date of the transaction. Ceding commission revenues are recognized as a separate surplus item on a net of tax basis and are subsequently amortized into income as earnings from the business emerge.

- Under NAIC SAP, revenues for annuity contracts and universal life policies consist of the entire premium received, and benefits incurred represent the total of death benefits paid, surrenders (net of surrender charges), and the change in policy reserves. Under GAAP, premiums received for annuity contracts and universal life that do not include significant mortality risk would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Charges for mortality expenses and surrenders for both types of policies would be recognized as revenue under GAAP;

- Policyowner dividends are recognized when declared under NAIC SAP rather than over the term of the related policies as required by GAAP;

- Under GAAP the Company has elected to carry the funds withheld assets at fair value while for statutory treatment the Company has elected to carry the funds withheld assets at amortized cost;

- Under NAIC SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

- Investments in subsidiaries where the Company has the ability to exercise control are consolidated for GAAP reporting. Under NAIC SAP, the equity value of the subsidiaries is recorded as other invested assets and investment in common stocks of affiliated entities.

- Surplus notes are instruments which have characteristics of both debt and equity, and are subject to strict control by the reporting entity's domiciliary regulator. Under NAIC SAP, surplus notes issued by a reporting entity are classified as an increase to surplus, and accrued interest payable is recognized only when approval to pay such interest has been obtained by the regulator. Under GAAP, surplus notes are classified as debt, and interest payable is incurred on a straight-line basis.

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are presumed to be material.

INVESTMENTS
The NAIC classifies bonds into six quality categories. These categories range from 1 (the highest) to 5 (the lowest) for non-defaulted bonds, and category 6 for bonds in default. Bonds in default are required to be carried at the lower of amortized cost or NAIC fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and preferred stocks, excluding loaned backed and structured securities ("LBASS"), are stated at amortized cost using the modified scientific method, or fair value in accordance with the "Purposes and Procedures Manual ("P & P Manual")

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)




of the NAIC Capital Markets and Investment Analysis Office" ("CMIAO"). Fair values are measured in accordance with the Statements of Statutory Accounting Principles ("SSAP") No. 100 Fair Value Measurements ("SSAP No. 100").

LBASS are stated at amortized cost or fair value in accordance with the P & P Manual of the CMIAO. Prepayment assumptions are primarily obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment. The prospective adjustment method is used on most non-agency LBASS. Fair values are based on quoted market prices. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models, based on discounted cash flow analysis.

The NAIC has contracted with PIMCO and Blackrock, for non-agency RMBS and Commercial Mortgage Backed Securities ("CMBS"), to provide expected loss information, which the Company uses to determine the appropriate NAIC designations for accounting, and risk-based capital ("RBC") calculations.

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value.

The Company holds investments in Low Income Housing Tax Credits with 11 years remaining of unexpired tax credits and with a required holding period of 15 years.

Commercial mortgage loans ("CMLs") acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the United States. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

Unaffiliated common stocks are reported at fair value based on quoted market prices or determined internally utilizing available market data and financial information pertaining to the underlying company. The related net unrealized gains or losses are reported in unassigned surplus. The related adjustment for federal income taxes is included in deferred income taxes in unassigned surplus.

Other invested assets consist of investment in a partnerships, joint ventures and LLC's.

Investment income is recognized on an accrual basis. Any investment income which is over 90 days past due is excluded from surplus.

Investments in bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Realized gains or losses on the sale of investments, which are included in the determination of income, are determined on the specific-identification basis using amortized cost for bonds and cost for equity securities and other investments.

Changes in non-admitted asset carrying amounts of bonds and mortgages on real estate are credited directly to unassigned surplus.

CASH AND SHORT-TERM INVESTMENTS
Cash and short-term investments include cash on hand, amounts due from banks, and highly liquid short-term investments. The Company considers all investments with an original maturity of greater than 90 days and less than one year as short-term investments. Short-term investments are stated at amortized cost.

DERIVATIVE INSTRUMENTS
The Company offers fixed indexed products. These contracts credit interest based on certain indices, primarily the Standard & Poor's 500 Composite Stock Price Index. Over-the-counter ("OTC") call options and call spreads are purchased to hedge the growth in interest credited to the customer as a direct result of increases in the related indices. Upon exercise, the Company will receive the fair value of the call options and call spreads. The parties with whom the Company enters into

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)




OTC option contracts are highly rated financial institutions where contracts are supported by collateral, which minimizes the credit risk associated with such contracts. The Company considers these options to be effective hedges therefore applies hedge accounting in accordance with SSAP 86, DERIVATIVES. Under such treatment, options are recorded at cost and marked to market with any change in unrealized reported as a component of net investment income. The Company values the OTC options utilizing the Black-Scholes models implemented in the SunGard derivative system with index marks updated daily. The Company also compares the derivative valuations to the daily counterparty marks to valid the model outputs.

The Company also issues life products whose death benefit growth rate is determined by various consumer price indexes ("CPI"). The Company has hedged this risk by entering into CPI swaps. The Company deemed this hedge to be highly effective under SSAP 86, allowing for hedge accounting. Under hedge accounting, the swaps are carried at book value consistent with the hedged liabilities.

The Company owns two currency swaps to hedge its currency exposure resulting from its purchase of GBP denominated bonds. Under the terms of the swaps, the Company pays fixed and floating GBP and receives fixed USD.

CAPITAL GAINS AND LOSSES
Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, to the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

An IMR liability is established for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. Should realized capital losses exceed gains on a cumulative basis, the resulting negative IMR is reclassified to assets and is non-admitted. Net realized gains and losses charged to the IMR are amortized into revenue over the remaining life of the investment sold.

At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to the following: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer's ability to meet current and future principal and interest obligations for bonds; the length and severity of the impairment; and, the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security.

GUARANTY FUND ASSESSMENTS
Guaranty fund assessments are paid to various states. The assessments are amortized against the premium tax benefit period.

PREMIUMS
Life premiums are recognized as income over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received.

REINSURANCE
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

INCOME TAXES
Deferred income taxes are recorded for temporary differences between amounts reported in the financial statements and those included in the tax return. The change in deferred income taxes is recorded directly in capital and surplus.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)




USE OF ESTIMATES
The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ significantly from those estimates. Significant estimates included in the accompanying statutory basis financial statements are assumptions and judgments utilized in determining if declines in fair values of investments are other-than-temporary, valuation methods for infrequently traded securities and private placements, policy liabilities, accruals relating to legal and administrative proceedings and estimates to establish the reserves for future policy benefits.

FUTURE BENEFIT ON LIFE POLICIES AND ANNUITY CONTRACTS
Reserves for life insurance policies are based on amount of insurance, issue age, duration, and premium paying pattern. Interest rates range from 3.0% to 5.5%, depending on the date of policy issue. The majority of reserves are calculated using the 1980 CSO Mortality Table. Tabular interest on funds not involving life contingencies have been determined by formula as described in the NAIC Annual Statement Instructions.

Reserves for a majority of the annuity contracts are determined in accordance with Commissioners' Annuity Reserve Valuation Method ("CARVM"). Valuation interest rates range from 3.0% to 6.25% based on the date of issue. The majority of reserves are calculated using the Annuity 2000 mortality table.

During 2015, errors were discovered in the Company's actuarial valuation system and processes which resulted in the Company's prior year liability for policyholder reserves being understated by $27,700. In accordance with SSAP No. 3, ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS ("SSAP 3"), the net of tax impact of the prior year understatement of reserves is being treated as a correction of an error as an adjustment to unassigned surplus of $18,032 in 2015.

POLICY AND CONTRACT CLAIMS
The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
The assets and liabilities resulting from the receipt of variable annuity premiums are segregated into separate accounts. Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. The operations of the separate accounts are excluded from the statements of operations and cash flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in Other Income in the accompanying Statement of Operations. Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method ("VACARVM") under Actuarial Guideline 43 ("AG43").

RECENT ACCOUNTING STANDARDS
In November, 2016, the Statutory Accounting Principles Working Group adopted revisions to SSAP No. 2, CASH, DRAFTS AND SHORT-TERM INVESTMENTS ("SSAP 2"), SSAP No. 26, BONDS ("SSAP 26"), and SSAP 43R to clarify that financial statement disclosures addressing realized gains and losses, proceeds from voluntary sales of investments, and maturity tables should include cash equivalents and short-term investments. The Company has updated current and prior year disclosures to incorporate all included categories as described.

In June, 2016, the Statutory Accounting Principles Working Group adopted revisions to SSAP 26, to clarify accounting recognition of prepayment penalties or acceleration fees on callable bonds. Prospectively, companies shall recognize net investment income for prepayment penalties representing the excess of consideration over the par value of the settled callable bonds. Additionally, companies shall recognize a realized gain or loss representing the difference between the par value and the carrying value of the bond. This guidance is effective January 1, 2017, and the Company is preparing for adoption in the 2017 financial statements. The Company does not expect a material impact with the adoption of the standard.

In June, 2016, the Statutory Accounting Principles Working Group adopted revisions to SSAP No. 51, LIFE CONTRACTS ("SSAP 51"), which adopts principle based reserving ("PBR"). Using PBR, companies record the greater of reserves using prescribed statutory tables and factors and a principle based reserve which is calculated considering a variety of future

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)




economic conditions and which incorporates justifiable company experience factors such as mortality, policyholder behavior and expenses. Implementation is allowed beginning January 1, 2017 and will be required by all companies, by January 1, 2020. The Company will not adopt PBR in 2017 but is preparing for adoption in future years.

In April, 2016, the NAIC Statutory Accounting Principles Working Group adopted new guidance stating that SVO-designated bond Exchange Traded Fund's shall be classified as bonds. The Company incorporated this guidance and has included SVO designated bond Exchange Traded Fund's in its bond balance for the year ended December 31, 2016 and has identified the bond Exchange Traded Fund balance in footnote disclosures.

SIGNIFICANT TRANSACTIONS
The Company does not have any reportable significant transactions not already disclosed in these financial statements.


3.    PRESCRIBED STATUTORY ACCOUNTING PRACTICE

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Indiana Department of Insurance ("Indiana SAP"). The National Association of Insurance Commissioners
(NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Indiana.

The Company, with the permission of the Commissioner of Insurance of the State of Indiana, uses the Plan Type A discount rate with a guaranteed duration of less than five years under Actuarial Guideline 33 (AG33) on the entire in-force block of annuities with Guaranteed Minimum Withdrawal Benefits issued prior to October 1, 2013. By definition, AG33 would require the defined payments of the Guaranteed Lifetime Income Benefit (GLIB) benefit stream to be discounted using the Type B or Type C rate until the policy's contract value is exhausted and the additional payments to be discounted using the Type A rate.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Indiana is shown below:

Net Income                                                                                     2016            2015
--------------------------------------------------------------------                       -------------   -------------
(1)    State Basis                                                                         $     83,880    $     83,653
(2)    State Prescribed practices that Increase/(decrease) NAIC SAP:
(3)    State Permitted practices that increase /(decrease) NAIC SAP:                               (409)            417
                                                                                           -------------   -------------
(4)    NAIC SAP                                                                                  83,471          84,070
                                                                                           =============   =============
Surplus
------------------------------------------------------------------------------------------------------------------------
(5)    State Basis                                                                            1,632,169       1,194,132
(6)    State Prescribed practices that increase/(decrease) NAIC SAP:
(7)    State Permitted practices that increase /(decrease) NAIC SAP:                            (10,913)        (10,660)
                                                                                           -------------   -------------
(8)    NAIC SAP                                                                            $  1,621,256    $  1,183,463
                                                                                           =============   =============

The differences between NAIC SAP and Indiana SAP relate to reserve valuation prescribed by AG33. The differences are reflected in "increase in reserves for future policy benefits" for net income, and in "reserves for future policy benefits" for surplus.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)





4.    INVESTMENTS

A. BONDS & EQUITY SECURITIES
The carrying value, gross unrealized gains, gross unrealized losses, and estimated fair value, of bonds and equity securities held in the general account at December 31, 2016 and 2015 are as follows:

                                                                      DECEMBER 31, 2016
                                                 -----------------------------------------------------------
                                                                     GROSS          GROSS
                                                   CARRYING       UNREALIZED     UNREALIZED        FAIR
                                                     VALUE           GAINS         LOSSES          VALUE
                                                 ------------     ----------    ------------   -------------
BONDS
  U.S. GOVERNMENT SECURITY OBLIGATIONS           $      9,226      $     523     $     (227)   $      9,522
  ALL OTHER GOVERNMENTS                                48,260            290           (723)         47,827
  STATES AND POLITICAL SUBDIVISIONS                 1,051,760         55,592        (15,509)      1,091,843
  SPECIAL REVENUE AND SPECIAL
    ASSESSMENT OBLIGATIONS                          6,295,720        140,997       (110,486)      6,326,231
  INDUSTRIAL AND MISCELLANEOUS                     11,128,476        163,189       (191,119)     11,100,546
  SHORT-TERM INVESTMENTS                              168,199             --             --         168,199
  ETF BONDS                                             5,000             39             --           5,039
                                                 ------------     ----------    ------------   -------------
             TOTAL BONDS AND SHORT-TERM
               INVESTMENTS                         18,706,641        360,630       (318,064)     18,749,207
PREFERRED STOCK                                         9,419            419             --           9,838
COMMON STOCK -- UNAFFILIATED                           41,400             --             --          41,400
                                                 ------------     ----------    ------------   -------------
             TOTAL                               $ 18,757,460      $ 361,049     $ (318,064)   $ 18,800,445
                                                 ============     ==========    ============   =============

                                                                                December 31, 2015
                                                         --------------------------------------------------------------
                                                                             Gross           Gross
                                                           Carrying       Unrealized      Unrealized           Fair
                                                             Value           Gains          Losses             Value
                                                         ------------     ----------     -------------     ------------
Bonds
   U.S. government security obligations                  $      8,524     $      872       $      (39)     $      9,357
   All other governments                                       44,809             84           (1,750)           43,143
   States and political subdivisions                          124,879          5,735           (4,609)          126,005
   Special revenue and special
     assessment obligations                                   767,851         49,075          (10,286)          806,640
   Industrial and miscellaneous                            12,578,863        136,643         (417,701)       12,297,805
   Short-term investments                                     431,130             --               --           431,130
   ETF Bonds                                                       --             --               --                --
                                                         ------------     ----------     -------------     ------------
              Total bonds and short-term
                 investments                               13,956,056        192,409         (434,385)       13,714,080
Preferred stock                                                 9,419            769               --            10,188
Common stock -- unaffiliated                                   16,650             --               --            16,650
                                                         ------------     ----------     -------------     ------------
              Total                                      $ 13,982,125     $  193,178       $ (434,385)     $ 13,740,918
                                                         ============     ==========     =============     ============

Bonds and short-term investments at December 31, 2016, are summarized by stated maturity as follows:

                                                                                           CARRYING
                                                                                             VALUE        FAIR VALUE
                                                                                        -------------    ------------
Due in one year or less                                                                 $     184,754    $    184,815
Due after one year through five years                                                       1,684,188       1,701,366
Due after five years through ten years                                                      2,005,528       1,994,756
Due after ten years                                                                         3,699,716       3,763,498
Asset backed securities                                                                    11,132,455      11,104,772
                                                                                        -------------    ------------
              Total bonds and short-term investments                                    $  18,706,641    $ 18,749,207
                                                                                        =============    ============

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)




The following table presents the Company's gross unrealized losses and fair values for bonds and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2016 and 2015.

                                                                  DECEMBER 31, 2016
                                   ------------------------------------------------------------------------------
                                      LESS THAN 12 MONTHS         12 MONTHS OR MORE                TOTAL
                                   -------------------------  -------------------------  ------------------------
                                                 UNREALIZED                 UNREALIZED                UNREALIZED
                                   FAIR VALUE      LOSSES     FAIR VALUE      LOSSES      FAIR VALUE    LOSSES
                                   -----------  ------------  -----------  ------------  -----------  -----------
U.S. GOVERNMENT                    $     5,180   $     (198)  $       848   $      (29)  $     6,028  $     (227)
ALL OTHER GOVERNMENTS                   32,711         (723)                                  32,711        (723)
STATES AND POLITICAL SUBDIVISIONS      270,622       (9,677)       41,057       (5,832)      311,679     (15,509)
SPECIAL REVENUE AND SPECIAL
  ASSESSMENT OBLIGATIONS             2,733,476      (97,559)      195,874      (12,928)    2,929,350    (110,487)
INDUSTRIAL AND MISCELLANEOUS         3,742,341      (81,498)    2,500,784     (109,620)    6,243,125    (191,118)
                                   -----------  ------------  -----------  ------------  -----------  -----------
      TOTAL TEMPORARILY
        IMPAIRED SECURITIES        $ 6,784,330   $ (189,655)  $ 2,738,563   $ (128,409)  $9,522,893    $ (318,064)
                                   ===========  ============  ===========  ============  ===========  ===========

                                                                       December 31, 2015
                                      -----------------------------------------------------------------------------------
                                          Less than 12 Months          12 Months or More                  Total
                                      --------------------------   --------------------------  --------------------------
                                                     Unrealized                   Unrealized                  Unrealized
                                       Fair Value      Losses       Fair Value      Losses      Fair Value      Losses
                                      ------------   -----------   -----------   ------------  ------------   -----------
U.S. government                       $       293    $       (3)   $       716   $       (36)  $      1,009   $      (39)
All other governments                      40,862        (1,750)                                     40,862       (1,750)
States and political subdivisions          49,053        (4,609)                                     49,053       (4,609)
Special revenue and special
   assessment obligations                 189,491        (9,514)         8,923          (772)       198,414      (10,286)
Industrial and miscellaneous            7,696,947      (299,333)     1,316,656      (118,368)     9,013,603     (417,701)
                                      ------------   -----------   -----------   ------------  ------------   -----------
      Total temporarily impaired
         securities                   $ 7,976,646    $ (315,209)   $ 1,326,295   $  (119,176)  $  9,302,941   $ (434,385)
                                      ============   ===========   ===========   ============  ============   ===========

The Company has the intent and ability to hold all bonds in an unrealized loss position until amortized costs basis is recovered. There were no impairments in 2016 and 2015.

The Company did not hold any 5* securities as of December 31, 2016 and December 31, 2015, respectively.

B. MORTGAGE LOANS
Mortgage loans are collateralized by the underlying properties. Collateral for commercial mortgage loans and residential loans must meet or exceed 125% of the loan at the time the loan is made. The Company grants only commercial and residential loans to customers throughout the United States. The Company has a diversified loan portfolio with no exposure greater than 20.00% of our total exposure in any state at December 31, 2016. The summary below depicts loan exposure of remaining principal balances by type and region at December 31, 2016 and 2015.

                                                                                              DECEMBER 31,
                                                                                     -------------------------------
                                                                                         2016               2015
                                                                                     ------------        -----------
Mortgage assets by type
   Retail                                                                            $    265,424        $   276,190
   Office                                                                                 432,500            461,087
   Industrial                                                                             182,741            193,967
   Residential                                                                            828,724            317,576
   Other                                                                                  722,168            379,874
                                                                                     ------------        -----------
          Total mortgage loans                                                       $  2,431,557        $ 1,628,694
                                                                                     ============        ===========

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)




                                                                                          DECEMBER 31,
                                                                                 -----------------------------
                                                                                     2016              2015
                                                                                 -----------        ----------
Region
   Atlantic                                                                      $   786,260        $  447,729
   Mountain                                                                          191,445            99,588
   New England                                                                       139,076            90,104
   North Central                                                                     196,958           116,523
   Pacific                                                                           541,351           424,467
   South Central                                                                     576,467           450,283
                                                                                 -----------        ----------
          Total mortgage loans                                                   $ 2,431,557        $1,628,694
                                                                                 ===========        ==========

C. CASH AND SHORT-TERM INVESTMENTS
Cash and short-term investments held at December 31, were as follows:

                                                                                             DECEMBER 31,
                                                                                      -------------------------
                                                                                        2016             2015
                                                                                      ---------        --------
Cash and Cash Equivalents                                                             $  87,737        $106,905
Short-term Investments                                                                  168,199         429,473
                                                                                      ---------        --------
          Total cash and short-term investments                                       $ 255,936        $536,378
                                                                                      =========        ========

D. DERIVATIVES AND HEDGING ACTIVITY
The Company issues fixed indexed annuity ("FIA") products that provide for potential return that is linked to the S&P 500 index. At December 31, 2016 and 2015, the Company had $5,827,300 and $3,776,592 of FIA reserves, respectively. The Company purchases S&P 500 index call options for the purpose of hedging the potential increases to policyholder benefits resulting from increases in the S&P 500 Index.

The S&P 500 index call options have met the criteria of effective hedges in 2016 and 2015 and therefore received hedge accounting treatment in accordance with SSAP 86. Under such treatment, options are recorded at cost and marked to market with any change in unrealized reported as a component of net investment income. Upon exercise or expiration, the difference between the cash proceeds and cost is recognized as investment income / or (losses).

As of December 31, 2016, the Company owned call options with a fair value and carrying value of $95,622 and cost of $91,546. In 2016, the Company recorded unrealized gains of $23,515 and realized losses of $1,834 on call options as part of net investment income. As of December 31, 2015, the Company owned call options with a fair value and carrying value of $26,730 and cost of $58,231. In 2015, the Company recorded unrealized losses of $35,555 and realized losses of $1,253 on call options and realized losses on futures of $59,702 as part of net investment income. There were no futures held in 2016.

The Company also issues life products whose death benefit growth rate is determined by various consumer price indexes ("CPI"). The Company has hedged this risk by entering into CPI swaps. The Company deemed this hedge to be effective under SSAP 86, allowing for hedge accounting. The swaps are carried at cost, which is zero as of December 31, 2016. Under hedge accounting, the swaps are carried at book value consistent with the hedged liabilities.

The Company owns two currency swaps to hedge its currency exposure resulting from its purchase of GBP denominated bonds. Under the terms of the swaps, the Company pays fixed and floating GBP and receives fixed USD. As of December 31, 2016, the currency swaps were carried at $1,964.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)




E. OTHER INVESTED ASSETS
Other invested assets on the Company's Statements of Admitted Assets, Liabilities, Capital and Surplus consist of term notes and loans, interests in LLCs and partnerships, low income housing tax credits and derivatives. See table below for balances:

                                                                                            DECEMBER 31,
                                                                                     --------------------------
                                                                                        2016            2015
                                                                                     ---------        ---------
Term notes and loans                                                                 $ 146,557        $   5,201
Derivatives                                                                             97,586           26,730
Other                                                                                   21,381          110,855
LLCs and partnerships                                                                   20,255           28,013
Low income housing tax credits                                                          13,640           15,698
                                                                                     ---------        ---------
                                                                                     $ 299,419        $ 186,497
                                                                                     =========        =========

F. NET INVESTMENT INCOME
The components of net investment income for the years ended December 31, 2016 and 2015 were as follows:

                                                                                         YEAR ENDED DECEMBER 31,
                                                                                       ---------------------------
                                                                                          2016             2015
                                                                                       -----------      ----------
Mortgage loans                                                                         $   96,240       $  52,661
Interest on bonds and term notes and loans                                                757,205         532,466
Short-term investments                                                                      1,292              94
Derivative instruments                                                                     20,892         (96,511)
Other income                                                                               17,110          17,170
                                                                                       -----------      ----------
          Gross investment income                                                         892,739         505,880
Investment expenses                                                                       (10,755)        (13,449)
                                                                                       -----------      ----------
          Net investment income                                                        $  881,984       $ 492,431
                                                                                       ===========      ==========

G. REALIZED CAPITAL GAINS AND LOSSES
Summarized below are realized gains or losses on investments sold during 2016 and 2015. The cost of investments sold is determined by specific identification.

                                                                                YEAR ENDED DECEMBER 31, 2016
                                                                --------------------------------------------------------------
                                                                                                                       NET
                                                                  REALIZED        REALIZED         REALIZED         REALIZED
                                                                    GAINS          LOSSES          LOSSES ON          GAINS
                                                                  ON SALES        ON SALES        IMPAIRMENTS       (LOSSES)
                                                                -----------     ------------    ---------------    -----------
Bonds                                                           $   108,729     $  (102,165)         $ --          $    6,564
Other                                                                 2,691            (418)           --               2,273
Tax expense                                                                                                           (15,669)
                                                                                                                   -----------
      Net realized capital gains, net of tax                                                                           (6,832)
Transfer to IMR                                                                                                        16,173
                                                                                                                   -----------
      Net realized capital losses, net of tax and transfers
        to IMR                                                                                                     $  (23,005)
                                                                                                                   ===========

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)





                                                                                     Year Ended December 31, 2015
                                                                        -------------------------------------------------------
                                                                                                                        Net
                                                                        Realized      Realized        Realized       Realized
                                                                          Gains        Losses         Losses on        Gains
                                                                        on Sales      on Sales       Impairments     (Losses)
                                                                        --------     ----------    -------------     ----------
Bonds                                                                   $ 73,058     $ (59,895)         $ --         $  13,163
Other                                                                        578           (69)                            509
Tax expense                                                                                                             (9,001)
                                                                                                                     ----------
      Net realized capital gains, net of tax                                                                             4,671
Transfer to IMR                                                                                                         11,398
                                                                                                                     ----------
      Net realized capital losses, net of tax and transfers
        to IMR                                                                                                       $  (6,727)
                                                                                                                     ==========

Proceeds from the sale of bonds (including maturities, paydowns and other redemptions) were $3,661,240 and $3,514,234 in 2016 and 2015 respectively.

Under the NAIC guidelines prescribed for the interest maintenance reserve, all interest-related gains and losses for which the remaining life of the sold security was greater than one year are deferred (adjusted for tax) and amortized over the estimated life of the sold instrument. The group method, as defined by the NAIC, is used for amortization purposes. This method is consistent with prior years.

There were no loan-backed securities with a recognized other-than-temporary impairment held by the Company at December 31, 2016 or 2015, with the present value of cash flows expected to be less than amortized cost.

The following is the aggregate amount of unrealized losses and related fair value of impaired loan-backed securities (the fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss as of December 31, 2016 and 2015:

                                                             DECEMBER 31, 2016
                                --------------------------------------------------------------------------
                                  LESS THAN 12 MONTHS        12 MONTHS OR MORE              TOTAL
                                -----------------------  -----------------------  ------------------------
                                             UNREALIZED               UNREALIZED               UNREALIZED
                                FAIR VALUE     LOSSES    FAIR VALUE     LOSSES    FAIR VALUE     LOSSES
                                ----------  -----------  ----------  -----------  -----------  -----------
Loan-Backed and Structured
  Securities                    $3,632,282    $(77,058)  $2,387,168   $(108,941)  $6,019,449   $(185,998)
                                ==========  ===========  ==========  ===========  ===========  ===========

                                                                         December 31, 2015
                                        -----------------------------------------------------------------------------------
                                           Less than 12 Months           12 Months or More                  Total
                                        -------------------------    -------------------------   --------------------------
                                                       Unrealized                   Unrealized                  Unrealized
                                        Fair Value       Losses      Fair Value       Losses      Fair Value      Losses
                                        -----------   -----------    -----------   -----------   -----------    -----------
Loan-Backed and Structured
   Securities                           $5,233,710     $(179,764)    $1,172,820      $(76,558)    $6,406,530    $(256,322)
                                        ===========   ===========    ===========   ===========   ===========    ===========

The Company reported no other-than-temporary impairments on its commercial mortgage loan portfolio for the years ended December 31, 2016 and 2015. The Company has a loan allowance for mortgage loans as of December 31, 2016 and 2015 in the amount of $4,348 and $395, respectively. In 2016 the minimum and maximum rates of interest received for commercial and residential loans were 0.50% and 12.25%. In 2015, the minimum and maximum rates of interest received for commercial loans were 1.00% and 9.95%.

H. SUBPRIME MORTGAGES
The Company defines subprime loans as structured securities that have some or all of the following characteristics: loans within the structures which have FICO (a way of measuring an individual's credit worthiness) scores 660 and below, high loan-to-value ratios, poor underwriting documentation, and affordability characteristics such as rate resets loans, interest only loans, negative amortization loans, or adjustable rate mortgages. The Company reviews its mortgage-backed investments for impairments and believes that the current unrealized losses are temporary and will likely recover in value as conditions improve in the real estate and mortgage lending industry. To mitigate current exposure, the Company monitors and reviews subprime-related assets.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)




At December 31, 2016 and 2015, the Company had no direct exposure through investments in subprime mortgage loans.

The Company had exposure to subprime and Alt A mortgage related risks through other investments with carrying values and fair values of $639,780 and $658,114 respectively, as of December 31, 2016, compared to $389,271 and $378,896 respectively, as of December 31, 2015. The Company did not recognize any other-than-temporary impairment losses on these securities for the years ended December 31, 2016 and 2015.

All of the securities were rated NAIC 1 as of December 31, 2016. The Company monitors non-agency exposure on two levels, unrealized losses due to change in asset values (market driven) as well as recognized losses due to receiving less than expected cash flows or cash flow requirements. As part of the Company's portfolio review for potentially impaired assets, the company examines all non-agency RMBS securities for expected loss of principal, ratings, aging of unrealized losses, and the probability of collection of contractual cash flows. Our advisors also conduct loan level analysis to look for defaults and delinquencies.

The Company does not have underwriting exposure to subprime mortgage risk through mortgage guaranty coverage, financial guaranty coverage, directors and officers liability coverage, or errors and omissions liability coverage.

I. FUNDS ON DEPOSIT
The Company has securities on deposit with various state and governmental authorities. The statement value of these securities as of December 31, 2016 and 2015 was $6,482 and $5,976, respectively.


5.    FAIR VALUES OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The following represents the estimated fair value and carry amount of the Company's significant financial instruments.

The fair value of certain financial instruments along with their corresponding carrying values at December 31, 2016 and 2015 are as follows:

                                                                                         DECEMBER 31,
                                                            ----------------------------------------------------------------------
                                                                           2016                                 2015
                                                            ----------------------------------    --------------------------------
                                                               CARRYING             FAIR             CARRYING            FAIR
                                                                 VALUE              VALUE              VALUE             VALUE
                                                            --------------     --------------     --------------     -------------

ADMITTED ASSETS:
Bonds                                                       $   18,538,442     $   18,581,007     $   13,524,926     $  13,282,950
Common stock -- unaffiliated                                        41,400             41,400             16,650            16,650
Preferred stocks                                                     9,419              9,838              9,419            10,188
Mortgage loans                                                   2,431,557          2,468,229          1,628,694         1,653,838
Cash, cash equivalents and short-term investments                  255,936            255,936            536,378           536,378
Other invested assets, excluding derivatives                       201,833            201,833            159,767           159,767
Derivative assets                                                   97,586             97,586             26,730            26,730

LIABILITIES:
Derivative liabilities                                                  --             23,242                 --            27,492

The fair value hierarchy under SSAP No. 100 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy are described below:

        Basis of Fair Value Measurement

                Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

                Level 2 Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)




                Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

As of December 31, 2016 and 2015, the assets carried at fair value were unaffiliated common stock.

The following table presents, by level within the fair value hierarchy, financial assets held at fair value.

                                                                                               DECEMBER 31, 2016
                                                                               -------------------------------------------------
                                                                                LEVEL 1      LEVEL 2      LEVEL 3       TOTAL
                                                                               --------    ----------    --------    -----------
ASSETS
Common stock                                                                     $ --      $   41,400      $ --      $    41,400
Options                                                                            --          95,622        --           95,622
Swaps                                                                              --           1,964        --            1,964
Other invested assets                                                              --          33,895        --           33,895
                                                                               --------    ----------    --------    -----------
           TOTAL                                                                 $ --      $  172,881      $ --      $   172,881
                                                                               ========    ==========    ========    ===========

LIABILITIES
Derivative liabilities                                                             --          23,242        --           23,242
                                                                               --------    ----------    --------    -----------
           TOTAL                                                                 $ --      $   23,242      $ --      $    23,242
                                                                               ========    ==========    ========    ===========


                                                                                                December 31, 2015
                                                                                 ----------------------------------------------
                                                                                  Level 1     Level 2      Level 3       Total
                                                                                 --------    ---------    --------    ---------
ASSETS
Common stock                                                                         --         16,650        --         16,650
Options                                                                              --         26,296        --         26,296
Swaps                                                                                --            434        --            434
Other invested assets                                                                --         32,804        --         32,804
                                                                                 --------    ---------    --------    ---------
           TOTAL                                                                   $ --      $  76,184      $ --      $  76,184
                                                                                 ========    =========    ========    =========

LIABILITIES
Derivative liabilities                                                               --         27,492        --         27,492
                                                                                 --------    ---------    --------    ---------
           TOTAL                                                                   $ --      $  27,492      $ --      $  27,492
                                                                                 ========    =========    ========    =========


Summary of Fair Value Methodologies

The following methods and assumptions were used by the Company in estimating fair value for financial instruments:

BONDS AND PREFERRED STOCKS -- Fair values are based on quoted market prices. If quoted market prices are not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analysis, which utilize current interest rates for similar financial instruments having comparable terms and credit.

CASH AND SHORT-TERM INVESTMENTS -- For these investments, the carrying amounts reported in the Statements of Admitted Assets, Liabilities, Capital and Surplus approximate fair value.

MORTGAGE LOANS ON REAL ESTATE -- The fair value of mortgage is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

DERIVATIVES -- The Company values the OTC options utilizing the Black-Scholes models implemented in the SunGard derivative system with index marks updated daily. The Company also compares the derivative valuations to the daily counterparty marks to valid the model outputs.

POLICY AND CONTRACT LIABILITIES -- Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally, annuities and supplementary contracts) are stated at the cost the Company would incur to extinguish the liability (i.e. the cash surrender value).

There were no material asset transfers between Level 1, Level 2 or Level 3.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)




The aggregate fair value of the Company's financial instruments and the level within the fair value hierarchy in which the fair value measurement fall, together with the related admitted values, are presented in the following tables. Pursuant to SSAP No. 100, insurance contracts and related policy loans have been excluded.

                                                                                                                      NOT
                                                                                                                  PRACTICABLE
(IN THOUSANDS)                        AGGREGATE        ADMITTED                                                    (CARRYING
DECEMBER 31, 2016                    FAIR VALUE         ASSETS         LEVEL 1        LEVEL 2         LEVEL 3       VALUE)
----------------------------       --------------   --------------   ----------   --------------   -----------   ------------
Type of financial instrument
Bonds                              $   18,581,007   $   18,538,442   $    6,507   $   18,058,748   $   515,752
Common stock                               41,400           41,400                        41,400
Preferred stock                             9,838            9,419                         9,838
Other invested assets
   (excluding derivatives)                201,833          201,833                                     201,833
Short-term investments                    168,199          168,199      168,199
Derivative assets                          97,586           97,586       97,586
Mortgage loans                          2,468,229        2,431,557                     2,468,229

Derivative liabilities                     23,242                                         23,242

                                                                                                                       Not
                                                                                                                   Practicable
(In thousands)                          Aggregate        Admitted                                                   (carrying
December 31, 2015                      Fair Value         Assets         Level 1        Level 2        Level 3       value)
----------------------------          -------------   -------------    ----------   -------------    ----------   ------------
Type of financial instrument
Bonds                                 $  13,282,950   $  13,524,926    $    8,167   $  12,522,169    $  752,614
Common stock                                 16,650          16,650                        16,650
Preferred stock                              10,188           9,419                        10,188
Other invested assets
   (excluding derivatives)                  159,767         159,767                                     159,767
Short-term investments                      431,130         431,130       430,472                           658
Derivative assets                            26,730          26,730                        26,730
Mortgage loans                            1,653,838       1,628,694                     1,653,838

Derivative liabilities                       27,492                                        27,492


6. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF- BALANCE-SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The table below summarizes the Company's financial instruments with off-balance sheet risk or credit risk:

                                                                                  ASSETS               LIABILITIES
                                                                         -----------------------   -----------------
                                                                            2016         2015       2016       2015
                                                                         ----------   ----------   ------     ------
   Swaps                                                                 $  203,378   $  210,840    $ --      $7,000
   Futures                                                                       --           --      --          --
   Options                                                                       --           --      --          --
        Total                                                            $  203,378   $  210,840    $ --      $7,000

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)





The Company's credit risk of call options and swaps is the risk of nonperformance by the counterparties. The company limits this risk by utilizing counterparties that maintain a NAIC "1" designation. The purchase of call options exposes the Company to market risk, and the purchase of inflation linked swaps exposes the Company to inflation risk. For call options, the market risk is limited to the purchase price of the call options because the purchaser is not required to exercise a call option. Funds or collateral are currently not required of the purchaser of a call option other than the initial cost of the option.

The Company also issues life products whose death benefit growth rate is determined by various consumer indices. The Company has hedged this risk by entering into CPI swaps which are categorized as cash flow hedges.

The Company has also invested in non USD denominated bonds which expose the Company to currency exchange risk. The Company purchases currency swaps that effectively hedged this risk. This is categorized as a cash flow hedge.

As of December 31, 2016, the Company had cash on deposit as collateral at counterparties with a fair value of $8,923 related to its swap agreements and received cash collateral from counterparties of $76,904 related to its option agreements.


7.    RELATED PARTY TRANSACTIONS

The Company has entered into administration, shared services, management services, and investment management services agreements with related parties. These affiliates provide legal, compliance, technology, operations, financial reporting, human resources, risk management, and distribution services. As of December 31, 2016 and 2015, allocated costs to the Company on a net basis were $174,641, and $154,669, respectively.

Accordia Life and Annuity Company ("Accordia") is a wholly-owned subsidiary of CwA. FLIC and Accordia entered into a Marketing Agreement, related to Accordia independent agents selling FLIC indexed annuity products. Fees earned during 2016 and 2015 related to this agreement were $526 and $1,176 respectively.

As of December 31, 2016, the Company reported a net receivable from parent, subsidiaries and affiliates of $2,801. As of December 31, 2015, the Company reported a net payable to parent, subsidiaries and affiliates of $5,083. Intercompany balances are settled on a monthly basis.

Effective December 31, 2015, the Company entered into two coinsurance funds withheld and modified coinsurance agreements with CwA, whereby it ceded approximately $147,977 of variable annuity reserves. In accordance with SSAP 61R, a $249,041CARVM expense allowance has been transferred to the reinsurer and is included in the funds withheld balance.

During 2015, bonds with a net value of $40,884 were transferred from the CwA to the Company as an arm's length transaction in which the Company obtained bonds from CwA in exchange for cash, instead of purchasing them from the market. This transaction was accounted for as a purchase transaction. During 2015, bonds with a net value of $63,614 were transferred from the Company to Accordia as an arm's length transaction in which the Company transferred bonds to Accordia in exchange for cash without incurring market transaction costs. This transaction was accounted for as a sale transaction. The sales consideration for both transactions was based upon the fair value of the underlying assets on the transaction date.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)





8.    FEDERAL INCOME TAXES

Deferred tax assets or liabilities represent the future tax consequences of temporary differences generated by statutory accounting. Changes in deferred tax assets and liabilities are recognized as a separate component of gains and losses in unassigned surplus.

The components of the net deferred tax assets and liabilities at December 31, 2016 and 2015 were as follows:


1.

                                                                       2016                                       2015
                                          2016           2016        (3) TOTAL       2015           2015        (6) TOTAL
(IN THOUSANDS)                        (1) ORDINARY    (2) CAPITAL   (COL 1 + 2)  (4) ORDINARY    (5) CAPITAL   (COL 4 + 5)
                                      -------------  ------------  ------------  -------------  ------------  ------------
   (a) Gross Deferred Tax Assets        $ 110,465       $ 3,221     $ 113,686       $99,989        $2,114       $102,103
   (b) Statutory Valuation
       Allowance Adjustments                   --            --            --            --            --             --
                                      -------------  ------------  ------------  -------------  ------------  ------------
   (c) Adjusted Gross Deferred
       Tax Assets (1a - 1b)               110,465         3,221       113,686        99,989         2,114        102,103
   (d) Deferred Tax Assets
       Nonadmitted                             --            --            --            --            --             --
                                      -------------  ------------  ------------  -------------  ------------  ------------
   (e) Subtotal Net Admitted
       Deferred Tax Asset (1c - 1d)       110,465         3,221       113,686        99,989         2,114        102,103
   (f) Deferred Tax Liabilities            46,294           425        46,719        49,068         1,891         50,959
                                      -------------  ------------  ------------  -------------  ------------  ------------
   (g) Net Admitted Deferred Tax
       Asset / (Liability) (1e - 1f)    $  64,171       $ 2,796     $  66,967       $50,921        $  223       $ 51,144

                                          CHANGE        CHANGE        CHANGE
                                       (7) ORDINARY   (8) CAPITAL    (9) TOTAL
(IN THOUSANDS)                          (COL 1 - 4)   (COL 2 - 5)   (COL 7 + 8)
                                      -------------  ------------  ------------
   (a) Gross Deferred Tax Assets         $ 10,476      $  1,107      $ 11,583
   (b) Statutory Valuation
       Allowance Adjustments                   --            --            --
                                      -------------  ------------  ------------
   (c) Adjusted Gross Deferred
       Tax Assets (1a - 1b)                10,476         1,107        11,583
   (d) Deferred Tax Assets
       Nonadmitted                             --            --            --
                                      -------------  ------------  ------------
   (e) Subtotal Net Admitted
       Deferred Tax Asset (1c - 1d)        10,476         1,107        11,583
   (f) Deferred Tax Liabilities            (2,774)       (1,466)       (4,240)
                                      -------------  ------------  ------------
   (g) Net Admitted Deferred Tax
       Asset / (Liability) (1e - 1f)     $ 13,250      $  2,573      $ 15,823

The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which the temporary differences are deductible and prior to the expiration of capital loss, net operating loss, and tax credit carryforwards. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected taxable income, and tax planning strategies in making this assessment. Management believes it is more likely than not that all deferred tax assets will be realized based on projected taxable income and available tax planning strategies.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)




The amount of admitted adjusted gross deferred tax assets admitted under each component of SSAP 101:


2.

                                                                    2016                                      2015
                                         2016          2016       (3) TOTAL        2015          2015       (6) TOTAL
(IN THOUSANDS)                       (1) ORDINARY   (2) CAPITAL  (COL 1 + 2)   (4) ORDINARY   (5) CAPITAL  (COL 4 + 5)
                                     ------------  ------------  -----------  -------------  ------------  -----------
ADMISSION CALCULATION
   COMPONENTS SSAP NO. 101
(a) Federal Income Taxes Paid In
    Prior Years Recoverable
    Through Loss Carrybacks           $   63,767     $ 3,221      $  66,988      $ 55,386       $2,114      $  57,500
(b) Adjusted Gross Deferred Tax
    Assets Expected To Be Realized
    (Excluding The Amount Of
    Deferred Tax Assets From 2(a)
    Above) After Application Of
    The Threshold Limitation.
    (The Lesser Of 2(b)1
    And 2(b)2 Below)                          --          --             --            --           --             --
   1 Adjusted Gross Deferred Tax
     Assets Expected To Be Realized
     Following The Balance Sheet
     Date.                                    --          --             --            --           --             --
   2 Adjusted Gross Deferred Tax
     Assets Allowed Per Limitation
     Threshold.                              XXX         XXX        234,780           XXX          XXX        171,447
(c) Adjusted Gross Deferred Tax
    Assets (Excluding The Amount
    Of Deferred Tax Assets From
    2(a) And 2(b) Above) Offset By
    Gross Deferred Tax Liabilities.       46,699          --         46,699        44,603           --         44,603
                                     ------------  ------------  -----------  -------------  ------------  -----------
(d) Deferred Tax Assets Admitted
    As The Result Of Application
    Of SSAP No. 101.
    Total (2(a) + 2(b) + 2(c))        $  110,466     $ 3,221      $ 113,687      $ 99,989       $2,114      $ 102,103
                                     ============  ============  ===========  =============  ============  ===========

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)





                                         CHANGE        CHANGE         CHANGE
                                      (7) ORDINARY   (8) CAPITAL     (9) TOTAL
(IN THOUSANDS)                         (COL 1 - 4)   (COL 2 - 5)    (COL 7 + 8)
                                     -------------  ------------  -------------
ADMISSION CALCULATION
   COMPONENTS SSAP NO. 101
(a) Federal Income Taxes Paid In
    Prior Years Recoverable
    Through Loss Carrybacks             $  8,381       $1,107        $  9,488
(b) Adjusted Gross Deferred Tax
    Assets Expected To Be Realized
    (Excluding The Amount Of
    Deferred Tax Assets From 2(a)
    Above) After Application Of
    The Threshold Limitation.
    (The Lesser Of 2(b)1 And
    2(b)2 Below)                              --           --              --
   1 Adjusted Gross Deferred Tax
     Assets Expected To Be Realized
     Following The Balance Sheet
     Date.                                    --           --              --
   2 Adjusted Gross Deferred Tax
     Assets Allowed Per Limitation
     Threshold.                              XXX          XXX          63,333
(c) Adjusted Gross Deferred Tax
    Assets (Excluding The Amount
    Of Deferred Tax Assets From
    2(a) And 2(b) Above) Offset By
    Gross Deferred Tax Liabilities.        2,096           --           2,096
                                     -------------  ------------  -------------
(d) Deferred Tax Assets Admitted
    As The Result Of Application
    Of SSAP No. 101.
    Total (2(a) + 2(b) + 2(c))          $ 10,477       $1,107        $ 11,584
                                     =============  ============  =============

3.

(IN THOUSANDS)                                                                           2016           2015
                                                                                      -------------  -------------
(a) Ratio Percentage Used To Determine Recovery Period And Threshold Limitation
    Amount.                                                                                   984%          863%
(b) Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And
    Threshold LimitationIn 2(b)2 Above.                                                $1,644,541    $1,215,203

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)





Tax planning strategies, which include the use of reinsurance, had the following impacts:


4.   IMPACT OF TAX PLANNING STRATEGIES

                                                                          2016                                        2015
                                           2016            2016         (3) TOTAL        2015           2015        (6) TOTAL
(IN THOUSANDS)                         (1) ORDINARY     (2) CAPITAL    (COL 1 + 2)   (4) ORDINARY    (5) CAPITAL   (COL 4 + 5)
                                      ---------------  ------------  --------------  -------------  ------------  -------------
(a) Determination of adjusted
    gross deferred tax assets
    and net admitted deferred
    tax assets, by tax character
    as a percentage.
   1. Adjusted Gross DTAs amount.       $  110,465       $  3,221      $  113,686      $ 99,989       $ 2,114      $ 102,103
   2. Percentage of Adjusted Gross
      DTAs by tax character
      attributable to the impact of
      tax planning strategies.                  19%           100%             22%           10%            0%            10%
   3. Net Admitted Adjusted Gross
      DTAs amount.                         110,465          3,221         113,686        99,989         2,114        102,103
   4. Percentage of net admitted
      Adjusted Gross DTAs by tax
      character admitted because
      of the impact of tax planning
      strategies.                               19%           100%             22%           10%            0%            10%

                                                                        CHANGE
                                          CHANGE         CHANGE        (6) TOTAL
(IN THOUSANDS)                         (4) ORDINARY    (5) CAPITAL    (COL 4 + 5)
                                      --------------  ------------   -------------
(a) Determination of adjusted
    gross deferred tax assets
    and net admitted deferred
    tax assets, by tax character
    as a percentage.
   1. Adjusted Gross DTAs amount.        $ 10,476        $ 1,107       $ 11,583
   2. Percentage of Adjusted Gross
      DTAs by tax character
      attributable to the impact of
      tax planning strategies.                (10)%          100%           (10)%
   3. Net Admitted Adjusted Gross
      DTAs amount.                         10,476          1,107         11,583
   4. Percentage of net admitted
      Adjusted Gross DTAs by tax
      character admitted because
      of the impact of tax planning
      strategies.                               9%           100%           109%
(b) Do the Company's tax-planning
    strategies include the use of
    reinsurance?  Yes [x]  No [ ]

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)





Current income taxes incurred consist of the following major components:


1.    CURRENT INCOME TAX

                                                                                                 (3) CHANGE
(IN THOUSANDS)                                               (1) 12/31/2016    (2) 12/31/2015    (COL 1 - 2)
                                                             ---------------  ----------------  ------------
(a)  Federal                                                    $  28,305         $ 42,201        $ (13,896)
(b)  Foreign                                                           --               --               --
(c)  Subtotal                                                      28,305           42,201          (13,896)
(d)  Federal income tax on net capital gains                       15,669            9,002            6,667
(e)  Utilization of capital loss carry-forwards                        --               --               --
(f)   Other                                                            --               --               --
(g)  Federal and foreign income taxes incurred                  $  43,974         $ 51,203        $  (7,229)

2.    DEFERRED TAX ASSETS:

                                                                                                        (3) CHANGE
(IN THOUSANDS)                                                     (1) 12/31/2016     (2) 12/31/2015    (COL 1 - 2)
                                                                  ----------------   ----------------  ------------
(a)  Ordinary
   (1)  Policyholder reserves                                        $   21,063         $   25,589       $ (4,526)
   (3)  Deferred acquisition costs                                       86,809             71,280         15,529
   (6)  Other (including items <5% of total ordinary tax assets)          2,594              3,120           (526)
     (99) Subtotal                                                      110,466             99,989         10,477
(b)  Statutory valuation allowance adjustment                                --                 --             --
(c)  Nonadmitted                                                             --                 --             --
(d)  Admitted ordinary deferred tax assets (2a99 - 2b - 2c)             110,466             99,989         10,477
(e)  Capital
   (1)  Investments                                                       3,221              2,114          1,107
(f)   Statutory valuation allowance adjustment                               --                 --             --
(g)  Nonadmitted                                                             --                 --             --
(h)  Admitted capital deferred tax assets (2e - 2f - 2g)                  3,221              2,114          1,107
(i)   Admitted deferred tax assets (2d + 2h)                         $  113,687         $  102,103       $ 11,584

3.    DEFERRED TAX LIABILITIES

                                                                                                                        (3) CHANGE
(IN THOUSANDS)                                                              (1) 12/31/2016        (2) 12/31/2015        (COL 1 - 2)
                                                                          -------------------   -------------------   --------------
(a)  Ordinary
   (1) Investments                                                            $    38,865            $   41,175         $   (2,310)
   (2) Deferred and uncollected premiums                                            7,362                 7,666               (304)
   (4) Other (including items <5% of total ordinary tax
       liabilities)                                                                    68                   227               (159)
      (99) Subtotal                                                                46,295                49,068             (2,773)
(b)   Capital
   (1) Investments                                                                    425                 1,891             (1,466)
(c)   Deferred tax liabilities (3a99 + 3b)                                    $    46,720            $   50,959         $   (4,239)

4.      NET DEFERRED TAX ASSETS / LIABILITIES (2I - 3C)                       $    66,967            $   51,144         $   15,823

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)





The change in net deferred taxes is composed of the following:

                                                                                        2016
                                                                        -------------------------------------
               (IN THOUSANDS)                                            ORDINARY      CAPITAL        TOTAL
                                                                        -----------   ---------    ----------
               Total deferred tax assets (admitted & nonadmitted)       $  110,465     $ 3,221     $ 113,686
               Total deferred tax (liabilities)                            (46,294)       (425)      (46,719)
                                                                        -----------   ---------    ----------
                  Net deferred tax assets                               $   64,171     $ 2,796     $  66,967
                                                                        -----------   ---------    ----------

                                                                                            2015
                                                                          ----------------------------------------
                (IN THOUSANDS)                                              ORDINARY       CAPITAL        TOTAL
                                                                          ------------   ----------    -----------
                Total deferred tax assets (admitted & nonadmitted)         $   99,989     $  2,114     $  102,103
                Total deferred tax (liabilities)                              (49,068)      (1,891)       (50,959)
                                                                          ------------   ----------    -----------
                  Net deferred tax assets                                  $   50,921     $    223     $   51,144
                                                                          ------------   ----------    -----------

                                                                                           CHANGE
                                                                           ---------------------------------------
                (IN THOUSANDS)                                              ORDINARY        CAPITAL        TOTAL
                                                                           -----------    ---------      ---------
                Total deferred tax assets (admitted & nonadmitted)          $  10,476      $ 1,107       $ 11,583
                Total deferred tax (liabilities)                                2,774        1,466          4,240
                                                                           -----------    ---------      ---------
                   Net deferred tax assets                                  $  13,250      $ 2,573       $ 15,823
                                                                           -----------    ---------      ---------
                Tax Effect of unrealized (gains) / losses                                                  (1,975)
                                                                                                         ---------
                Change in net deferred income tax                                                        $ 13,848
                                                                                                         =========

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before taxes. The significant items causing this difference are as follows:

                                                                                                          EFFECTIVE
(IN THOUSANDS)                                                                                 2016         RATE
                                                                                            ----------    ----------
Provision computed at statutory rate                                                         $ 50,445       35.00%
Amortization of interest maintenance reserve                                                  (10,371)      (7.20)%
Low income housing tax credits                                                                 (2,643)      (1.83)%
Dividend received deduction                                                                    (7,675)      (5.33)%
Change in net deferred income tax on statutory nonadmitted assets                                 296        0.21%
Other, net                                                                                         73        0.05%
                                                                                            ----------    ----------
             Total                                                                           $ 30,127       20.90%
                                                                                            ==========    ==========

Federal income taxes incurred                                                                $ 43,975       30.51%
Change in net deferred income taxes                                                           (13,848)      (9.61)%
                                                                                            ----------    ----------
             Total statutory income tax expense / (benefit)                                  $ 30,127       20.90%
                                                                                            ==========    ==========


The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

                                            2016            $  42,579
                                            2015               47,388
                                            2014              134,168
                                                            ---------
                                            Total           $ 224,135
                                                            =========

At December 31, 2016, the Company had no operating loss and no capital loss carryforwards. At December 31, 2016, the Company had no deposits admitted under IRC Section 6603.

The Company will file in a consolidated Federal income tax return with its parent, Commonwealth Annuity and Life Insurance Company, and its affiliates First Allmerica Financial Life Insurance Company, Accordia, Cape Verity I, Inc., Cape Verity II, Inc., Cape Verity III, Inc., Gotham Re, Inc., and Forethought National Life Insurance Company. The Company is a party to a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined Federal income tax is allocated to each entity within the consolidated group.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)




The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of its income tax provision. As of December 31, 2016 and 2015, the Company has no amounts accrued for the payment of interest and penalties, which does not include the federal tax benefit of interest deductions, where applicable. The Company had no unrecognized tax benefits as of December 31, 2016 and 2015.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2013. The Company has no tax positions for which it believes it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

In June 2007, the Financial Accounting Standards Board ("FASB") issued FASB interpretation ("FIN") No. 48 -- ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES ("FIN 48"). The NAIC is still evaluating the applicability of FIN 48 to Statutory Financial Reporting. The Company continues to recognize tax benefits and related reserves in accordance with SSAP No. 5R -- LIABILITIES, CONTINGENCIES AND IMPAIRMENTS OF ASSETS ("SSAP 5R"). The Company believes that its income tax filing positions and deductions will be sustained on audit, and does not anticipate any adjustments that will results in a material, adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no contingent tax liabilities have been recorded pursuant to SSAP 5R.


9.    REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy.

Effective December 31, 2015, FLIC entered into two coinsurance funds withheld and modified coinsurance agreements with CwA, whereby it ceded 100% of direct and assumed variable annuity reserves. This block of business is actively being sold and includes a significant separate account expense allowance. In accordance with INT 02-04, the expense allowance has been transferred to the reinsurance and is included in the funds withheld balance.

The Company assumes certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2016 and 2015, FLIC assumed $32,144 and $34,046 of reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

Reinsurance assumed for years ended December 31, 2016 and 2015 are summarized as follows:

                                                                                      2016         2015
                                                                                    ---------   ---------
Reinsurance premiums assumed                                                        $   1,543    $  5,438
Reserves assumed                                                                       32,144      34,046
Modco reserves assumed                                                                394,669     413,707

Reinsurance ceded for years ended December 31, 2016 and 2015 are summarized as follows:

                                                                                                    2016          2015
                                                                                                 ----------    ----------
Reinsurance premiums ceded                                                                       $  482,428    $ (47,739)
Deduction for insurance liabilities including reinsurance
   recoverable on unpaid claims                                                                       3,692        4,261

Net premiums earned for the years ended December 31, 2016 and 2015 are summarized as follows:

                                                                                      2016          2015
                                                                                  ------------   ----------
Direct premiums earned                                                            $ 5,897,131    $6,719,692
Reinsurance assumed                                                                     1,543         5,438
Reinsurance ceded                                                                    (482,428)       47,739
                                                                                  ------------   ----------
         Net premiums earned                                                      $ 5,416,246    $6,772,869
                                                                                  ============   ==========


FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)




Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the policy as originally issued and with the terms of the reinsurance contracts.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence.


10.     LIFE AND ANNUITY RESERVES

The withdrawal characteristics of annuity reserves as of December 31, 2016 and 2015 were as follows:

                                                                                    2016
                                                   ----------------------------------------------------------------------
                                                       GENERAL         SEPARATE ACCOUNT
                                                       ACCOUNT         WITHOUT GUARANTEE         TOTAL        % OF TOTAL
                                                   ---------------  ----------------------  ---------------  ------------
Subject to discretionary withdrawal:
   with fair value adjustment                      $    3,471,228        $         --       $    3,471,228        17.3%
   at book value less current surrender
     charge of 5% or more                              12,142,921           2,845,692           14,988,613        74.8%
                                                   ---------------  ----------------------  ---------------  ------------
        Total with adjustment or at fair value         15,614,149           2,845,692           18,459,842        92.1%
   at book value without adjustment
     (minimal or no charge or adjustment)                 606,178              28,187              634,365         3.2%
                                                   ---------------  ----------------------  ---------------  ------------
        Subtotal                                       16,220,327           2,873,880           19,094,207        95.3%
Not subject to discretionary withdrawal:                  944,649                  --              944,649         4.7%
                                                   ---------------  ----------------------  ---------------  ------------
        Total                                          17,164,976           2,873,880           20,038,856       100.0%
     Reinsurance ceded                                   (355,474)                 --             (355,474)
                                                   ---------------  ----------------------  ---------------
        Total                                      $   16,809,502        $  2,873,880       $   19,683,381
                                                   ===============  ======================  ===============

                                                                                      2015
                                                       ------------------------------------------------------------------
                                                           General       Separate Account
                                                           Account       without Guarantee        Total       % of Total
                                                       --------------  -------------------   --------------  ------------
Subject to discretionary withdrawal:
   with fair value adjustment                          $   2,978,806       $        --       $   2,978,806        20.8%
   at book value less current surrender
     charge of 5% or more                                  7,978,172         2,498,408          10,476,580        73.3%
                                                       --------------  -------------------   --------------  ------------
        Total with adjustment or at fair value            10,956,978         2,498,408          13,455,386        94.1%
   at book value without adjustment
     (minimal or no charge or adjustment)                    423,374            26,075             449,449         3.1%
                                                       --------------  -------------------   --------------  ------------
        Subtotal                                          11,380,352         2,524,483          13,904,835        97.3%
Not subject to discretionary withdrawal:                     389,950                --             389,950         2.7%
                                                       --------------  -------------------   --------------  ------------
        Total                                             11,770,302         2,524,483          14,294,785       100.0%
     Reinsurance ceded                                      (335,659)               --            (335,659)
                                                       --------------  -------------------   --------------
        Total                                          $  11,434,643       $ 2,524,483       $  13,959,126
                                                       ==============  ===================   ==============


11.     FEDERAL HOME LOAN BANK

The Company is a member of the Federal Home Loan Bank (FHLB) of Indiana. Through its membership, the Company has issued funding agreements to the FHLB Indiana in exchange for cash advances in the amount of $920,426 as of December 31, 2016. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, DEPOSIT-TYPE CONTRACTS ("SSAP 52"), accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company's strategy to utilize these funds for

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)




operations, and any funds obtained from the FHLB Indiana for use in general operations would be accounted for consistent with SSAP No. 15, DEBT AND HOLDING COMPANY OBLIGATIONS ("SSAP 15"), as borrowed money.

The table below indicates the amount of FHLB Indiana stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Indiana.

                                                                                             DECEMBER 31,        DECEMBER 31,
                                                                                                 2016                2015
                                                                                           ----------------    ----------------
                  FHLB stock purchased/owned as part of the agreement:
                    Membership stock -- class B                                              $     20,368         $   15,418
                    Activity stock                                                                 21,032              1,232
                                                                                           ----------------    ----------------
                    Aggregate total                                                                41,400             16,650
                  Collateral pledged to the FHLB:
                    As of the reporting date and maximum during the reporting period            1,514,971            758,251
                  Funding capacity currently available                                          1,000,000            481,017
                  Total reserves related to funding agreement                                     920,426            370,142
                  Agreement assets and liabilities
                    General account assets                                                         41,400             16,650
                    General account liabilities                                                   920,426            370,142


12.     PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected. Gross premiums as represented below are net of reinsurance. Loading is the amount added to premiums to cover operating expenses. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. As of December 31, 2016 and 2015, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

                                                                                        DECEMBER 31, 2016
                                                                                  ---------------------------
                                                                                     GROSS     NET OF LOADING
                                                                                  ---------   ---------------
Ordinary new business                                                             $   1,096       $    702
Ordinary renewal business                                                             6,345          4,499
Group life                                                                           33,819         15,825
                                                                                  ---------   ---------------
          Total deferred and uncollected premiums                                 $  41,260       $ 21,026
                                                                                  =========   ===============

                                                                                           December 31, 2015
                                                                                      --------------------------
                                                                                        Gross     Net of Loading
                                                                                      --------    --------------
Ordinary new business                                                                 $  1,248       $    755
Ordinary renewal business                                                                6,575          4,573
Group life                                                                              36,733         16,563
                                                                                      --------    --------------
          Total deferred and uncollected premiums                                     $ 44,556       $ 21,891
                                                                                      ========    ==============


13.     SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2016 and 2015, the Company's separate account statement included legally insulated assets of $3,093,987 and $2,743,952 respectively. The separate account assets of $3,094,339 as of December 31, 2016, as reflected

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)




on the statutory statement of admitted assets included $352 of amounts not legally insulated (seed money). The assets legally insulated from the general account as of December 31, 2016 are attributed to the following products/transactions:

                                                                                            Separate Account Assets
Product/Transaction                                            Legally Insulated Assets     (Not Legally Insulated)
---------------------------------------------                  ------------------------    -------------------------
ForeRetirement Variable Annuity                                       $ 3,081,892                    $  --
Huntington ForeRetirement Variable Annuity                                 12,095                       --
Forethought Variable Interest Trust                                            --                      352
                                                               ------------------------    -------------------------
             Total                                                    $ 3,093,987                    $ 352
                                                               ========================    =========================

Separate account assets held by the Company relate to individual variable annuities of a nonguaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some variable annuities provide an incidental death benefit equal to the greater of the highest contract value on a certain date or premium paid and/or a lifetime withdrawal benefit as a portion of highest contract value on a certain date. The maximum amount associated with death benefit guarantees for 2016 was $149,544 with associated risk charges paid by the separate account to compensate for these risks of $11,199. The maximum amount associated with withdrawal benefit guarantees for 2016 was $431,565 with associated risk charges paid by the separate account of $43,333.

The maximum amount associated with death benefit guarantees for 2015 was $155,692 with associated risk charges paid by the separate account to compensate for these risks of $5,590. The maximum amount associated with withdrawal benefit guarantees for 2015 was $310,509 with associated risk charges paid by the separate account of $35,505.


                                                                                                      NONGUARANTEED
                                                                                                        SEPARATE
                                                                                                        ACCOUNTS
                                                                                            -------------------------------
                                                                                                 2016              2015
                                                                                            -------------      ------------
(1) Premiums, considerations or deposits for year ended 12/31                                $    309,432      $    870,485
    Reserves at 12/31                                                                           2,873,879         2,524,483
(2) For accounts with assets at:
    a. Fair value                                                                               2,873,879         2,524,483
    b. Amortized cost                                                                                  --                --
                                                                                            -------------      ------------
    c. Total reserves                                                                        $  2,873,879      $  2,524,483
                                                                                            =============      ============
(3) By withdrawal characteristics:
    a. Subject to discretionary withdrawal                                                             --                --
    b. With FB adjustment                                                                              --                --
    c. At book value without FV adjustment and with current surrender
      charge of 5% or more                                                                   $  2,845,692      $  2,498,408
    d. At fair value                                                                                   --                --
    e. At book value without FV adjustment and with current surrender
      charge of less than 5%                                                                       28,187            26,075
                                                                                            -------------      ------------
    f. Subtotal                                                                                 2,873,879         2,524,483
    g. Not subject to discretionary withdrawal                                                         --                --
                                                                                            -------------      ------------
    h. Total                                                                                 $  2,873,879      $  2,524,483
                                                                                            =============      ============

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)





The following table reconciles transfers as reported in the Summary of Operations of the Separate Accounts Statement to the Summary of Operations of the Life, Accident & Health Annual Statement:

                                                                                            2016             2015
                                                                                         ------------     -----------
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:

    Transfers to Separate Accounts                                                       $   590,775      $ 1,299,061
    Transfers from Separate Accounts                                                         284,248          341,931
                                                                                         ------------     -----------
    Net transfers to Separate Accounts                                                   $   306,527      $   957,130
                                                                                         ============     ===========

    Reconciling adjustment: Reinsurance                                                  $  (306,604)     $   243,734
Transfers as reported in the Summary of Operations of the Life, Accident & Health
   Annual Statement                                                                      $       (77)     $ 1,200,864
                                                                                         ============     ===========

14.     CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The maximum amount of ordinary dividends that can be paid during a 12-month period by life insurance companies domiciled in Indiana, without prior approval of the Insurance Commissioner, is the lesser of 10% of capital and surplus (excluding special unassigned funds) on the most recent preceding annual statement or the net gain from operations on the most recent preceding annual statement. Likewise, a dividend from any source of money other than earned surplus / unassigned funds must be approved before the dividend is paid. The maximum ordinary dividend the Company can pay in 2017 is $106,885. In 2016, the Company paid a dividend of $90,000 consisting of $85,500 to CwA and $4,500 to FSLLC. The dividend was paid in cash, bonds and accrued interest. There were no dividends paid in 2015.

On October 5, 2016, the Company issued a Surplus Note (the "FLIC Surplus Note") to Finco. The full outstanding principal balance of $365,000 will be payable on the Maturity Date of October 5, 2021. Interest will be calculated based on a fixed interest rate of 6.50% and paid semi-annually in arrears, commencing March 31, 2017. All interest payments and the payment of principal on the Maturity require prior written approval of the Commissioner of the Indiana Department of Insurance.

In 2016, the Company received capital contributions of $71,250 from CwA and $3,750 from FSLLC. In 2015, the Company received capital contributions of $308,750 from CwA and $16,250 from FSLLC. The Company's unassigned surplus was impacted by each item as follows:

                                                                                     DECEMBER 31,
                                                                                ------------------------
                                                                                  2016          2015
                                                                                ----------    ----------
               Unrealized gains (losses)                                        $   2,097     $  (5,307)
               Nonadmitted asset values                                            (3,506)       (4,414)
               Asset valuation reserves                                           (79,339)      (72,224)

15.     COMMITMENTS AND CONTINGENCIES

The Company has funding commitments subsequent to December 31, 2016 for the following:

                          Commerical Mortgages                                          $ 28,226
                          LIHTC Partnerships                                                 989
                          Private Equities                                                   710
                          Limited Partnerships                                               254

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015

--------------------------------------------------------------------------------
(in thousands)





The Company has an operational servicing agreement with a third party administrator for contract / policy administration of the Company's traditional life business. As of December 31, 2016, the purchase commitments relating to the agreement with the third party administrator were as follows:

                                          (In thousands)
                                          2017                   $   9,022
                                          2018                       8,465
                                          2019                       7,569
                                          2020                       6,457
                                          2021                       5,283
                                          2022 and thereafter        6,111
                                                                 ---------
                                          Total                     42,907
                                                                 =========

Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.


16.     NONADMITTED ASSETS

Under SAP guidance, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets which are unavailable due to encumbrances or other third party interests. These assets are not recognized on the balance sheet, and are, therefore, considered nonadmitted.

The following table shows the major categories of assets that are nonadmitted at December 31, 2016 and 2015, respectively.

                                                                                  2016       2015      DECREASE
                                                                                 -------   -------    ----------
Intangibles                                                                      $    --    $   --      $   --
Due from agents                                                                    1,734     2,584        (850)
Other Invested Assets                                                              1,772     1,830         (58)
                                                                                 -------   -------    ----------
     Total nonadmitted assets                                                    $ 3,506    $4,414      $ (908)
                                                                                 =======   =======    ==========


17.     SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2016 through April 13, 2017.

Type I -- Recognized Subsequent Events:

None

Type II -- Non Recognized Subsequent Events:

None


18.     RECONCILIATION TO ANNUAL STATEMENT

There were no reconciling items between amount reported by the Company to regulatory authorities to the amounts reported in the accompanying statutory financial statements as of and for the years ended December 31, 2016 and 2015.

                     SUPPLEMENTAL INFORMATION

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES
DECEMBER 31, 2016

--------------------------------------------------------------------------------
(in thousands)




The following is a summary of selected financial data included in other exhibits and schedules included to comply with paragraph 9 of the Annual Audited Financial Reports in the General section of the NAIC's Annual Statement Instructions. Certain items not applicable to the Company have been omitted.

INVESTMENT INCOME EARNED

   Government bonds                                                                                               $          --
   Other bonds (unaffiliated)                                                                                           757,205
   Bonds of affiliates                                                                                                       --
   Preferred stocks (unaffiliated)                                                                                          526
   Preferred stocks of affiliates                                                                                            --
   Common stocks (unaffiliated)                                                                                             655
   Common stocks of affiliates                                                                                               --
   Mortgage loans                                                                                                        96,240
   Real estate                                                                                                               --
   Premium notes, policy loans and liens                                                                                    425
   Cash on hand and on deposit                                                                                               --
   Short-term investments                                                                                                 1,292
   Other invested assets                                                                                                 15,295
   Derivative instruments                                                                                                20,892
   Aggregate write-ins for investment income                                                                                209
                                                                                                                  -------------
           Gross investment income                                                                                $     892,739
                                                                                                                  -------------
Real estate owned -- book value less encumbrances                                                                 $          --
                                                                                                                  -------------
Mortgage loans -- book value:
     Residental mortgages                                                                                         $     828,724
     Commercial mortgages                                                                                         $   1,602,833
Mortgage loans by standing -- book value:
     Good standing                                                                                                $   2,167,757
                                                                                                                  -------------
     Interest overdue more than 90 days, not in foreclosure                                                       $     263,800
                                                                                                                  -------------
Other long term assets -- statement value                                                                         $     180,452
                                                                                                                  -------------
Collateral loans                                                                                                  $         342
                                                                                                                  -------------
Bonds and stocks of parents, subsidiaries and affiliates
   Book/Adjusted carrying value
     Bonds                                                                                                        $      44,039
                                                                                                                  -------------
     Preferred stocks                                                                                             $          --
                                                                                                                  -------------
     Common stocks                                                                                                $          --
                                                                                                                  -------------
Bonds and short-term investments by class and maturity
Bonds and short-term investments by maturity -- statement value
   Due within one year or less                                                                                    $     184,754
   Over 1 year through 5 years                                                                                        1,684,188
   Over 5 years through 10 years                                                                                      2,005,528
   Over 10 years through 20 years                                                                                     3,699,716
   Over 20 years                                                                                                     11,132,455
                                                                                                                  -------------
           Total by maturity                                                                                      $  18,706,641
                                                                                                                  =============

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2016

--------------------------------------------------------------------------------
(in thousands)




Bonds and short-term investments by class -- statement value
   Class 1                                                                                                        $  14,342,497
   Class 2                                                                                                            4,190,937
   Class 3                                                                                                              112,212
   Class 4                                                                                                               56,122
   Class 5                                                                                                                4,873
   Class 6                                                                                                                   --
                                                                                                                  -------------
           Total by class                                                                                         $  18,706,641
                                                                                                                  =============
           Total bonds publicly traded                                                                            $  11,515,010
           Total bonds privately placed                                                                           $   7,191,631
                                                                                                                  -------------
           Total bonds                                                                                            $  18,706,641
                                                                                                                  =============
Preferred stocks -- statement value                                                                               $       9,419
                                                                                                                  -------------
Common stocks -- market value                                                                                     $      41,400
                                                                                                                  -------------
Short-term investments -- book value:                                                                             $     168,199
                                                                                                                  -------------
Options, Caps & Floors Owned -- Statement Value                                                                   $      97,586
                                                                                                                  -------------
Cash on deposit                                                                                                   $      87,737
                                                                                                                  -------------
Cash equivalents                                                                                                  $          --
                                                                                                                  -------------
Life insurance in force
   Industrial                                                                                                     $          --
                                                                                                                  -------------
   Ordinary                                                                                                       $         737
                                                                                                                  -------------
   Credit life                                                                                                    $          --
                                                                                                                  -------------
   Group life                                                                                                     $       3,524
                                                                                                                  -------------
Annuities
   Ordinary
     Immediate -- amount of income payable                                                                        $          --
                                                                                                                  -------------
     Deferred -- fully paid account balance                                                                       $  18,889,108
                                                                                                                  -------------
     Deferred -- not fully paid account balance                                                                   $          62
                                                                                                                  -------------
   Group
     Amount of income payable                                                                                     $          --
                                                                                                                  -------------
     Fully paid account balance                                                                                   $     744,487
                                                                                                                  -------------
     Not fully paid account balance                                                                               $       1,458
                                                                                                                  -------------
Accident and Health Insurance -- Premiums In Force:
   Ordinary                                                                                                       $      82,368
                                                                                                                  -------------
   Group                                                                                                          $       1,126
                                                                                                                  -------------
   Credit                                                                                                         $          --
                                                                                                                  -------------
Deposit Funds and Dividend Accumulations:
   Deposit Funds -- Account Balance                                                                               $          --
                                                                                                                  -------------
   Dividend Accumulations -- Account Balance                                                                      $          --
                                                                                                                  -------------
Claim Payments:
     Other Accident and Health --
     2016                                                                                                         $      45,706
                                                                                                                  -------------
     2015                                                                                                         $      50,198
                                                                                                                  -------------
Claims Reserves:
     2016                                                                                                         $       2,437
                                                                                                                  -------------
     2015                                                                                                         $       1,635
                                                                                                                  -------------

FORETHOUGHT LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2016

--------------------------------------------------------------------------------
(in thousands)





                                                                                                         GROSS INVESTMENT
                                                                                                             HOLDINGS
                                                                                                 -------------------------------

                                                                                                        1                2
                                                                                                     AMOUNT         PERCENTAGE
                                                                                                 --------------   --------------
INVESTMENT CATEGORIES
Bonds
    U.S. treasury securities                                                                     $        6,181          0.0
    U.S. government agency and corporate obligations (excluding mortgage-backed securities)
       Issued by U.S. government agencies                                                                   404          0.0
       Issued by U.S. government sponsored agencies                                                          --          0.0
    Non-U.S. government (including Canada, excluding mortgage-backed securities)                         48,260          0.2
    Securities issued by states, territories and possessions and political subdivisions in the U.S.
       States, territories and possessions general obligations                                           59,951          0.3
       Political subdivisions of states, territories & possessions & political subdivisions
          general obligations                                                                            55,409          0.3
       Revenue and assessment obligations                                                               362,860          1.7
       Industrial development and similar obligations                                                        --          0.0
    Mortgage-backed securities (includes residential and commercial MBS)
       Pass-through securities
          Guaranteed by GNMA                                                                              2,641          0.0
          Issued by FNMA and FHLMC                                                                       33,988          0.2
          Privately issued                                                                                   --          0.0
       CMOs and REMICs
          Issued or guaranteed by GNMA, FNMA, FHLMC or VA                                               529,391          2.5
          Privately issued and collateralized by MBS issued or guaranteed by GNMA, FNMA or
             FHLMC                                                                                           --          0.0
          All other                                                                                   5,226,731         24.2
Other debt and other fixed income securities (excluding short-term)
    Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)                  8,667,115         40.2
    Unaffiliated non-U.S. securities (including Canada)                                               3,501,472         16.2
    Affiliated securities                                                                                44,039          0.2
Equity interests
    Investments in mutual funds                                                                              --          0.0
    Preferred stocks
       Affiliated                                                                                            --          0.0
       Unaffiliated                                                                                       9,419          0.0
    Publicly traded equity securities (excluding preferred stocks)
       Affiliated                                                                                            --          0.0
       Unaffiliated                                                                                      41,400          0.2
    Other equity securities
       Affiliated                                                                                            --          0.0
       Unaffiliated                                                                                          --          0.0
    Other equity interests including tangible personal property under lease
       Affiliated                                                                                            --          0.0
       Unaffiliated                                                                                          --          0.0
Mortgage loans
    Construction and land development                                                                        --          0.0
    Agricultural                                                                                             --          0.0
    Single family residential properties                                                                552,971          2.6
    Multifamily residential properties                                                                  145,533          0.7
    Commercial loans                                                                                  1,375,032          6.4
    Mezzanine Real Estate Loans                                                                         358,021          1.7
Real estate investments
    Property occupied by company                                                                             --          0.0
    Property held for production of income (includes $0 of property acquired in satisfaction of
       debt)                                                                                                 --          0.0
    Property held for sale ($0 including property acquired in satisfaction of debt)                          --          0.0
Contract loans                                                                                            4,947          0.0
Derivatives                                                                                              97,586          0.5
Receivables for securities                                                                                7,511          0.0
Cash, cash equivalents and short-term investments                                                       255,936          1.2
Other invested assets                                                                                   191,147          0.9
                                                                                                 --------------   --------------
        Total invested assets                                                                    $   21,577,945        100.0
                                                                                                 ==============   ==============

                                                                                                       ADMITTED ASSETS AS
                                                                                                         REPORTED IN THE
                                                                                                        ANNUAL STATEMENT
                                                                                                 ------------------------------

                                                                                                        3                4
                                                                                                     AMOUNT         PERCENTAGE
                                                                                                 -------------    -------------
INVESTMENT CATEGORIES
Bonds
    U.S. treasury securities                                                                     $       6,181          0.0
    U.S. government agency and corporate obligations (excluding mortgage-backed securities)
       Issued by U.S. government agencies                                                                  404          0.0
       Issued by U.S. government sponsored agencies                                                         --          0.0
    Non-U.S. government (including Canada, excluding mortgage-backed securities)                        48,260          0.2
    Securities issued by states, territories and possessions and political subdivisions in the U.S.
       States, territories and possessions general obligations                                          59,951          0.3
       Political subdivisions of states, territories & possessions & political subdivisions
          general obligations                                                                           55,409          0.3
       Revenue and assessment obligations                                                              362,860          1.7
       Industrial development and similar obligations                                                       --          0.0
    Mortgage-backed securities (includes residential and commercial MBS)
       Pass-through securities
          Guaranteed by GNMA                                                                             2,641          0.0
          Issued by FNMA and FHLMC                                                                      33,988          0.2
          Privately issued                                                                                  --          0.0
       CMOs and REMICs
          Issued or guaranteed by GNMA, FNMA, FHLMC or VA                                              529,391          2.5
          Privately issued and collateralized by MBS issued or guaranteed by GNMA, FNMA or
             FHLMC                                                                                          --          0.0
          All other                                                                                  5,226,731         24.2
Other debt and other fixed income securities (excluding short-term)
    Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)                 8,667,115         40.2
    Unaffiliated non-U.S. securities (including Canada)                                              3,501,472         16.2
    Affiliated securities                                                                               44,039          0.2
Equity interests
    Investments in mutual funds                                                                             --          0.0
    Preferred stocks
       Affiliated                                                                                           --          0.0
       Unaffiliated                                                                                      9,419          0.0
    Publicly traded equity securities (excluding preferred stocks)
       Affiliated                                                                                           --          0.0
       Unaffiliated                                                                                     41,400          0.2
    Other equity securities
       Affiliated                                                                                           --          0.0
       Unaffiliated                                                                                         --          0.0
    Other equity interests including tangible personal property under lease
       Affiliated                                                                                           --          0.0
       Unaffiliated                                                                                         --          0.0
Mortgage loans
    Construction and land development                                                                       --          0.0
    Agricultural                                                                                            --          0.0
    Single family residential properties                                                               552,971          2.6
    Multifamily residential properties                                                                 145,533          0.7
    Commercial loans                                                                                 1,375,032          6.4
    Mezzanine Real Estate Loans                                                                        358,021          1.7
Real estate investments
    Property occupied by company                                                                            --          0.0
    Property held for production of income (includes $0 of property acquired in satisfaction of
       debt)                                                                                                --          0.0
    Property held for sale ($0 including property acquired in satisfaction of debt)                         --          0.0
Contract loans                                                                                           4,947          0.0
Derivatives                                                                                             97,586          0.5
Receivables for securities                                                                               7,511          0.0
Cash, cash equivalents and short-term investments                                                      255,936          1.2
Other invested assets                                                                                  189,375          0.9
                                                                                                 -------------    -------------
        Total invested assets                                                                    $  21,576,173        100.0
                                                                                                 =============    =============

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2016

--------------------------------------------------------------------------------
(in thousands)




1. Reporting entity's total admitted assets as reported on page 2 of this annual statement $21,816,654

2.    Ten largest exposures to a single issuer/borrower/investment.

                                                                                              Percentage of Total
Issuer                                           Description of Exposure            Amount      Admitted Assets
------------------------------------   ------------------------------------------  ---------  -------------------
2.01 MAIN STREET RENEWAL               Other Debt / Unaffiliated Domestic/Foreign  $ 180,917         0.829%
2.02 GOODGREEN 2016-A_ABS                  Other Debt / Unaffiliated Domestic      $ 141,153         0.647%
2.03 SCFT_16-A                             Other Debt / Unaffiliated Domestic      $ 111,173         0.510%
2.04 MITSUBISHI UFJ FINANCIAL
     GROUP INC                         Other Debt / Unaffiliated Domestic/Foreign  $ 104,837         0.481%
2.05 SLMA_05-B_SENIOR
     ABS 05-B-A4                           Other Debt / Unaffiliated Domestic      $ 101,394         0.465%
2.06 DEEPHAVEN_RMBS_16 SNR1                       Other Invested Assets            $  93,338         0.428%
2.07 SLMSLT_06-A_SENIOR
     ABS 06-A-A5                           Other Debt / Unaffiliated Domestic      $  88,404         0.405%
2.08 RISE_14-1_ABS 14-1 A                  Other Debt / Unaffiliated Domestic      $  83,406         0.382%
2.09 ANHEUSER BUSCH INBEV NV               Other Debt / Unaffiliated Domestic      $  78,352         0.359%
2.10 VERIZON COMMUNICATIONS                     Other Debt / Unaffiliated
     INC_SENIOR CORP BND                        Domestic/ Equity -- Prfrd          $  77,519         0.355%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

                                                                                          Percentage of Total
Bonds                                                                          Amount       Admitted Assets
------------                                                                 -----------  -------------------
3.01 NAIC-1                                                                  $14,342,497        65.741%
3.02 NAIC-2                                                                  $ 4,190,937        19.210%
3.03 NAIC-3                                                                  $   112,212         0.514%
3.04 NAIC-4                                                                  $    56,122         0.257%
3.05 NAIC-5                                                                  $     4,873         0.022%
3.06 NAIC-6                                                                  $        --         0.000%

                                                                                             Percentage of Total
Preferred Stocks                                                                    Amount     Admitted Assets
----------------                                                                   --------  -------------------
3.07 P/RP-1                                                                         $   --          0.000%
3.08 P/RP-2                                                                         $9,419          0.043%
3.09 P/RP-3                                                                         $   --          0.000%
3.10 P/RP-4                                                                         $   --          0.000%
3.11 P/RP-5                                                                         $   --          0.000%
3.12 P/RP-6                                                                         $   --          0.000%

4.    Assets held in foreign investments:

4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total
     admitted assets?                                                                               Yes [ ]      No [x]
4.02 Total admitted assets held in foreign investments                                          $ 3,350,639      15.358%
4.03 Foreign-currency-denominated investments                                                   $     8,650       0.040%
4.04 Insurance liabilities denominated in that same foreign currency                            $        --       0.000%

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                            Percentage of Total
                                                                                  Amount      Admitted Assets
                                                                               -----------  -------------------
5.01 Countries rated NAIC-1                                                    $ 3,348,055        15.346%
5.02 Countries rated NAIC-2                                                    $     2,583         0.012%
5.03 Countries rated NAIC-3 or below                                           $        --         0.000%

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES, CONTINUED
DECEMBER 31, 2016

--------------------------------------------------------------------------------
(in thousands)





6. Largest foreign investment exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                              Percentage of Total
                                                                                   Amount       Admitted Assets
                                                                                 ----------   -------------------
Countries rated NAIC-1
6.01 Cayman Islands                                                              $2,278,033         10.442%
6.02 United Kingdom                                                              $  239,856          1.099%
Countries rated NAIC-2
6.03 Italy                                                                       $    2,038          0.009%
6.04 Spain                                                                       $      546          0.003%
Countries rated NAIC-3 or below
6.05 Russia                                                                      $       --          0.000%
7.   Aggregate unhedged foreign currency exposure:                               $       --          0.000%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                                    Percentage of Total
                                                                                          Amount      Admitted Assets
                                                                                         --------   -------------------
8.01 Countries rated NAIC-1:                                                               $ --            0.000%
8.02 Countries rated NAIC-2:                                                               $ --            0.000%
8.03 Countries rated NAIC-3 or below                                                       $ --            0.000%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                            Percentage of Total
                                                                                   Amount     Admitted Assets
                                                                                  --------  -------------------
Countries rated NAIC-1
9.01 Country:                                                                        $--           0.000%
9.02 Country:                                                                        $--           0.000%
Countries rated NAIC-2
9.03 Country:                                                                        $--           0.000%
9.04 Country:                                                                        $--           0.000%
Countries rated NAIC-3 or below
9.05 Country:                                                                        $--           0.000%
9.06 Country:                                                                        $--           0.000%

10.    Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                                                                          NAIC             Percentage of Total
Issuer                                                                   Rating   Amount     Admitted Assets
-----------------------------------------------------------------        ------  --------  -------------------
10.01 RABOBANK NEDERLAND NV_SUB CORP BND                                    1     $75,844         0.348%
10.02 MITSUBISHI TOKYO FINANCIAL GRP_SENIOR CORP BND                        1     $75,176         0.345%
10.03 MAIN STREET RENEWAL LLC_MEZZANINE LOANS                               1     $56,828         0.260%
10.04 ANCHF 2015-1A A_ABS 2015-1A A 144A                                    1     $50,001         0.229%
10.05 XANCHCF2_ABS                                                          1     $49,599         0.227%
10.06 TEVA PHARMACEUTICAL FINANCE NE_SENIOR CORP BND                        2     $47,675         0.219%
10.07 ORANGE SA_SENIOR CORP BND                                             2     $46,212         0.212%
10.08 15-1A_ABS_2015-1A A 144A                                              1     $45,018         0.206%
10.09 QUANTUM PARTNERS_CORP BND                                             1     $45,005         0.206%
10.10 ECAF I A-1 2015-1_ABS 2015-1A A2 144A                                 1     $39,647         0.182%

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES, CONTINUED
DECEMBER 31, 2016

--------------------------------------------------------------------------------
(in thousands)





11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the
       reporting entity's total admitted assets?                                                  Yes [x]      No [ ]
11.02 Total admitted assets held in Canadian investments                                              $--       0.000%
11.03 Canadian currency-denominated investments                                                       $--       0.000%
11.04 Canadian-denominated insurance liabilities                                                      $--       0.000%
11.05 Unhedged Canadian currency exposure                                                             $--       0.000%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the
       reporting entity's total admitted assets?                                                     Yes [x]      No [ ]
12.02 Aggregate statement value of investments with with contractual sales restrictions                 $ --       0.000%

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01 Are assets held in equity interest less than 2.5% of of the reporting entity's admitted assets?  Yes [x]      No [ ]
13.02                                                                                                      $--       0.000%
13.03                                                                                                      $--       0.000%
13.04                                                                                                      $--       0.000%
13.05                                                                                                      $--       0.000%
13.06                                                                                                      $--       0.000%
13.07                                                                                                      $--       0.000%
13.08                                                                                                      $--       0.000%
13.09                                                                                                      $--       0.000%
13.10                                                                                                      $--       0.000%
13.11                                                                                                      $--       0.000%

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01 Are assets held in nonaffiliated privately placed equities less than 2.5% of the reporting
       entity's total admitted assets?                                                                Yes [x]      No [ ]
14.02                                                                                                    $ --       0.000%

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total
       admitted assets?                                                                                Yes [x]     No [ ]

16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total
       admitted assets?                                                                           Yes [ ]     No [x]

Type (Commercial, Residential Agricultural)

16.02 Residential                                                                      $   828,724     3.799%
16.02 Commercial                                                                       $ 1,602,833     7.347%

Amounts and percentages of the reporting entity's total admitted assets held in the following categories of mortgage loans:

16.12 Construction loans                                                                    $     --      0.000%
16.13 Mortgage loans over 90 days past due                                                  $263,800      1.209%
16.14 Mortgage loans in the process of foreclosure                                          $     --      0.000%
16.15 Mortgage loans foreclosed                                                             $     --      0.000%
16.16 Restructured mortgage loans                                                           $     --      0.000%

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES, CONTINUED
DECEMBER 31, 2016

--------------------------------------------------------------------------------
(in thousands)





17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value                                           Residential              Commercial           Agricultural
-------------------                                ---------------------  -----------------------   ----------------
17.01 Above 95%                                    $  94,229     0.432%   $       714     0.003%    $--      0.000%
17.02 91% to 95%                                   $  37,079     0.170%   $         0     0.000%    $--      0.000%
17.03 81% to 90%                                   $  85,373     0.391%   $    70,207     0.322%    $--      0.000%
17.04 71% to 80%                                   $ 375,818     1.723%   $   273,815     1.255%    $--      0.000%
17.05 below 70%                                    $ 236,226     1.083%   $ 1,258,097     5.767%    $--      0.000%

18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted
       assets?                                                                                         Yes [x]      No [ ]

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans.

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the
       reporting entity's admitted assets?                                                          Yes [x]     No [ ]

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                               At Year-End              At End of Each Quarter
                                                         ----------------------    ---------------------------------
                                                                                    1st Qtr      2nd Qtr     3rd Qtr
                                                          Amount     Percentage     Amount       Amount      Amount
                                                         --------    ----------    ---------    --------    --------
20.01 Securities lending (do not include assets held as
      collateral for such transactions)                    $ --         0.000%     $      --      $ --        $--
20.02 Repurchase agreements                                $ --         0.000%     $ 112,679      $ --        $--
20.03 Reverse repurchase agreements                        $ --         0.000%     $      --      $ --        $--
20.04 Dollar repurchase agreements                         $ --         0.000%     $      --      $ --        $--
20.05 Dollar reverse repurchase agreements                 $ --         0.000%     $      --      $ --        $--

21. Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps and floors:

                                                                   Owned                 Written
                                                           --------------------   --------------------
                                                            Amount   Percentage    Amount   Percentage
                                                           -------   ----------   -------   ----------
21.01 Hedging                                              $95,622     0.438%       $--       0.000%
21.01 Income generation                                    $    --     0.000%       $--       0.000%
21.01 Other                                                $ 1,964     0.009%       $--       0.000%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                               At Year-End             At End of Each Quarter
                                                         ----------------------    ------------------------------
                                                                                   1st Qtr     2nd Qtr    3rd Qtr
                                                          Amount     Percentage    Amount      Amount     Amount
                                                         --------    ----------    -------    --------   --------
22.01 Hedging                                             $1,841       0.008%      $ 2,067    $ 1,978     $1,912
22.02 Income generation                                   $   --       0.000%      $    --    $    --     $   --
22.03 Replications                                        $   --       0.000%      $    --    $    --     $   --
22.04 Other                                               $  163       0.001%      $   208    $   206     $  204

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES, CONTINUED
DECEMBER 31, 2016

--------------------------------------------------------------------------------
(in thousands)





23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:

                                                               At Year-End             At End of Each Quarter
                                                         ----------------------    ------------------------------
                                                                                   1st Qtr     2nd Qtr    3rd Qtr
                                                          Amount     Percentage    Amount      Amount     Amount
                                                         --------    ----------    -------    --------   --------
23.01 Hedging                                              $ --        0.000%        $--        $ --        $--
23.02 Income generation                                    $ --        0.000%        $--        $ --        $--
23.03 Replications                                         $ --        0.000%        $--        $ --        $--
23.04 Other                                                $ --        0.000%        $--        $ --        $--

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part B of the Registration
     Statement.
(b)  Exhibits
     (1) Resolution of the Board of Directors of Forethought Life Insurance Company ("Forethought") authorizing the establishment of the Separate Account.(1)
     (2)   Not applicable.
     (3)   (a)   Principal Underwriter Agreement(3)
     (4)   (a)   Form of Variable Annuity Contract.(1)
     (4)   (b)   Maximum Daily Value Death Benefit Rider III(7)
     (4)   (c)   Return of Premium Death Benefit Rider III(7)
     (4)   (d)   Enhanced Return of Premium Death Benefit Rider IV(7)
     (4)   (e)   Enhanced Guaranteed Lifetime Withdrawal Benefit Rider III(7)
     (4)   (f)   Fund Facilitation Fee Rider(6)
     (4)   (g)   Contract Maturity Date Rider(6)
     (4)   (h)   Nursing Home Waiver of Contingent Deferred Sales Charge
                 Rider(7)
     (4)   (i)   Fixed Account Rider(7)
     (4)   (j)   Joint Annuitant Rider(7)
     (4)   (k)   Liquidity Rider(7)
     (4)   (l)   Individual Retirement Annuity Rider(7)
     (4)   (m)   Roth Individual Retirement Annuity Rider(7)
     (5)   Form of Application.(7)
     (6)   (a)   Articles of Incorporation of Forethought Life Insurance
                 Company.(1)
     (6)   (b)   Bylaws of Forethought Life Insurance Company.(1)
     (7)   Contracts of Reinsurance.
           (a)   Commonwealth Annuity and Life Insurance Company(8)
     (8)   Fund Participation Agreements.
     (8)   (a)   American Century Investment Services, Inc.(2)
     (8)   (b)   BlackRock Variable Series Funds, Inc.(2)
     (8)   (c)   Lord Abbett Series Funds, Inc.(2)
     (8)   (d)   PIMCO(2)
     (8)   (e)   Putnam Variable Trust(2)
     (8)   (f)   American Funds(2)
     (8)   (g)   MFS Variable Insurance Trust(4)
     (8)   (h)   AIM Variable Insurance Funds (Invesco Variable Insurance
                 Funds)(4)
     (8)   (i)   Franklin Templeton Variable Insurance Products Trust(4)
     (8)   (j)   Forethought VIT Funds(5)
     (8)   (k)   Goldman Sachs Variable Insurance Trust(6)
     (9) Opinion and Consent of Sarah M. Patterson, Senior Vice President and Associate General Counsel.
     (10)  Consent of Independent Registered Public Accounting Firm.
     (11)  No financial statements are omitted.
     (12)  Not applicable.
     (99)  Copy of Power of Attorney.
     (99)  (a)   Allen Levine dated March 4, 2016 (9)
     (99)  (b)   Gilles M. Dellaert dated March 4, 2016 (9)
     (99)  (c)   Hanben Kim Lee dated April 13, 2017 (10)
     (99)  (d)   Kathleen M. Redgate dated April 11, 2017 (10)
     (99)  (e)   Nicholas H. Von Moltke dated March 4, 2016 (9)
     (99)  (f)   Robert M. Arena, Jr. dated April 10, 2017 (10)
     (99)  (g)   Eric D. Todd dated March 4, 2016 (9)
     (99)  (h)   John Graf dated March 4, 2016 (9)
     (99)  (i)   Richard V. Spencer dated March 4, 2016 (9)
     (99)  (j)   John J. Fowler dated April 11, 2017 (10)

------------

(1) Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-182946, filed on July 31, 2012.
(2) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on December 31, 2012.
(3) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on February 26, 2013.
(4) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on April 16, 2013.
(5) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on September 11, 2013.
(6) Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-201683, filed on January 26, 2015.
(7) Incorporated by reference to the Initial filing of the Registration Statement, File No. 333-209070, filed on January 21, 2016.
(8) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-209070, filed on March 22, 2016.
(9) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-209070, filed on April 18, 2016.
(10) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-209070, filed on April 18, 2017.

ITEM 25  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                             POSITION WITH FORETHOUGHT LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------
Allan S. Levine (4)                    Chief Executive Officer, Director (Chairman)*
Mary L. Cavanaugh (5)                  Executive Vice President and Chief Compliance Officer
Gilles M. Dellaert (4)                 Executive Vice President and Chief Investment Officer, Director*
Hanben Kim Lee (4)                     Executive Vice President, Director*
Paula G. Nelson (1)                    Executive Vice President
Samuel Ramos (4)                       Executive Vice President, General Counsel, and Secretary
Kathleen M. Redgate (4)                Executive Vice President and Chief Administrative Officer, Director*
Nicholas H. von Moltke (4)             Executive Vice President and Chief Operating Officer, Director*
Peter Cai (4)                          Chief Risk Officer
Robert M. Arena, Jr. (3)               President, Director*
John J. Fowler (5)                     Senior Vice President and Chief Financial Officer
Kenneth J. Bohrer (1)                  Senior Vice President
Mark Buono (4)                         Senior Vice President
Dennis M. Cody (3)                     Senior Vice President
Michael H. Ebmeier                     Senior Vice President
Robert J. Egan (5)                     Senior Vice President and Valuation & Appointed Actuary
Mark Elming (7)                        Senior Vice President
Susan L. Fiengo (3)                    Senior Vice President
Brenda L. Gempler (2)                  Senior Vice President
Mark E. Gempler (2)                    Senior Vice President
John Giamalis (3)                      Senior Vice President and Treasurer
Jane S. Grosso (5)                     Senior Vice President
Jonathan Hecht (4)                     Senior Vice President
Brian Hendry (4)                       Senior Vice President
Simeon R. Hernandez, III (Field)       Senior Vice President
Rodney R. Howard (3)                   Senior Vice President and Actuary
David Jacoby (4)                       Senior Vice President
Virginia Johnson (5)                   Senior Vice President, Associate General Counsel, and Assistant Secretary
Lori LaForge (3)                       Senior Vice President
Justin MacNeil (5)                     Senior Vice President and Assistant Treasurer
Deva Mishra (4)                        Senior Vice President
Larry E. Mitzman (2)                   Senior Vice President
David K. Mullen (1)                    Senior Vice President
Daniel O'Shea (3)                      Senior Vice President
Sarah M. Patterson (3)                 Senior Vice President, Associate General Counsel, and Assistant Secretary
Dean Pentikis (4)                      Senior Vice President
Jason M. Roach (5)                     Senior Vice President
Philip Sherrill (4)                    Senior Vice President
Gary Silber (4)                        Senior Vice President, Associate General Counsel, and Assistant Secretary
Scott D. Silverman (8)                 Senior Vice President and Assistant Secretary
Matthew P. Stone (3)                   Senior Vice President
Eric D. Todd (2)                       Senior Vice President, Director*
Paul Vambutas (4)                      Senior Vice President
Joel Volcy (5)                         Senior Vice President
John D. Walls II (2)                   Senior Vice President
Cathy L. Wildt (1)                     Senior Vice President
Robert E. Winawer (5)                  Senior Vice President
Gregg Anderson (2)                     Vice President
Kurt Bernlohr (7)                      Vice President, Assistant General Counsel, and Assistant Secretary
Thomas Doruska (7)                     Vice President
Elizabeth Gioia (3)                    Vice President
Kevin Kimmerling (1)                   Vice President, Assistant General Counsel, and Assistant Secretary
Deborah Kohrman (1)                    Vice President
Kevin Leavey (5)                       Vice President
Tonya Maxwell (7)                      Vice President
Nigel Riggins (2)                      Vice President
Natalie Wagner (5)                     Vice President and SEC Rule 38a-1 Chief Compliance Officer
Margot K. Wallin (5)                   Vice President, Privacy Officer, AML Officer, and Special
                                       Investigative Unit Officer
John Graf                              Director (Non-Executive Vice Chairman)*
Richard V. Spencer (6)                 Director*

Unless otherwise indicated, the principal business address of each of the above individuals is 3200 Southwest Freeway, Suite 1300, Houston, Texas 77027

*   Denotes Board of Directors.

(1)  One Forethought Center, Batesville, Indiana 47006

(2)  10 West Market Street, Suite 2300, Indianapolis, Indiana 46204

(3)  82 Hopmeadow Street, Suite 200, Simsbury, CT 06089

(4)  7 World Trade Center, 250 Greenwich Street, New York, NY 10007

(5)  132 Turnpike Road, Suite 210, Southborough, MA 01772

(6)  P.O. Box 1842, Wilson, WY 83014

(7)  215 10th Street, Des Moines, IA 50309

(8)  19 Par-La-Ville Road, Second Floor, Hamilton HM 11, Bermuda

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

[GLOBAL ATLANTIC FINANCIAL GROUP LIMITED]

                                          -----------------
                                          |  THE GOLDMAN  |          -------------
                                          |  SACHS GROUP, |          | 3RD PARTY |
                                          | INC.(Delaware)|          | INVESTORS |
                                          -----------------          -------------
                                                   |                       |
                                                   |                       |
                                                   ---22%--          --78%-
                                                           |         |
                                                           |         |
                                                    ---------------------------
                                                    |      GLOBAL ATLANTIC    |
                                                    | FINANCIAL GROUP LIMITED |
                                                    |        (Bermuda)        |
                                                    ---------------------------
                                                                 |
                                                                 |
                                                         --100%---
                                                         |
                                                         |
                                                    ------------
                                                    |  GLOBAL  |
                                                    | ATLANTIC |
                                                    | FINANCIAL|
                                                    |   LIFE   |
                                                    |  LIMITED |
                                                    | (Bermuda)|
                                                    ------------
                                                           |
                                                           |
                                                          100%
                                                           |
                           ---------------                 |
                           |    GLOBAL   |        -------------------
                           |   ATLANTIC  |        | COMMONWEALTH RE |
                           |  RE LIMITED |--100%--|  MIDCO LIMITED  |
                           |  (Bermuda)  |        |    (Bermuda)    |
                           ---------------        -------------------
                                                           |
                                                           |
                                                          100%
                                                           |
                                                           ------------
                                                           |  GLOBAL  |
                                                           | ATLANTIC |
                          ---------------------------------|  (FIN)   |--------
                          |                                | COMPANY  |       |
                        100%                               |(Delaware)|       |
                          |                                ------------       |
                   ---------------                                    |       |
                   | FORETHOUGHT |                                   21%      |
                   |  FINANCIAL  |                                    |       |
                   |   GROUP,    |                                    |       |
                   |     INC.    |                                    |       |
                   | (Delaware)  |                                    |       |
                   ---------------                                    |       |
                          |                                           |       |
                          |                                           |       |
     -------------------------------------------------------          |       |
     |                |                  |                 |          |       |
    100%             100%               100%             100%         |       |
     |                |                  |                 |          |       |
--------------- ------------------ ------------------ --------------- |       |
| FORETHOUGHT | |GLOBAL ATLANTIC | |GLOBAL ATLANTIC | | FORETHOUGHT | |       |
|    CAPITAL  | |   INVESTMENT   | | DISTRIBUTORS,  | |  SERVICES,  | |       |
|   FUNDING,  | |   ADVISORS,    | |     LLC        | |     LLC     | |       |
|     INC.    | |      LLC       | |  (Delaware)    | |  (Delaware) | |       |
|  (Delaware) | |   (Indiana)    | |                | |             | |       |
--------------- ------------------ ------------------ --------------- |       |
                                                       |      |       |       |
                                                       |     79%      |       |
                                                       |      |       |       |
                                                       |  -----------------   |
                                                       |  | COMMONWEALTH  |   |
                                                       |  |   ANNUITY &   |   |
                                                       |  |     LIFE      |   |
     --------------------------------------------------|  |   INSURANCE   |   |
     |           |                 |                      |    COMPANY    |   |
     |           |                 |                      |(Massachusetts)|   |
     |           |                 |                      -----------------   |---------------------
     |           |                 |                                |                   |          |
     |           |     ------------^-------------------------------------------         |          |
     |           |     |           |        |               |                 |         |          |
    100%        5%    95%          5%      95%             100%              100%       |          |
     |           |     |           |        |               |                 |         |          |
------------ ---------------      ---------------   -----------------   ------------    |          |
| FORELIFE | | FORETHOUGHT |      | FORETHOUGHT |   |     FIRST      |  | ACCORDIA |    |          |
|  AGENCY, | |    LIFE     |      |  NATIONAL   |   |   ALLMERICA    |  | LIFE AND |    |          |
|   INC.   | |  INSURANCE  |      |    LIFE     |   |   FINANCIAL    |  | ANNUITY  |    |          |
|(Indiana) | |   COMPANY   |      |  INSURANCE  |   | LIFE INSURANCE |  | COMPANY  |    |        100% ------------
------------ | (Indiana)   |      |   COMPANY   |   |    COMPANY     |  |  (Iowa)  |    |          |  |  GLOBAL  |
             ---------------      |   (Texas)   |   |(Massachusetts) |  ------------    |          ---| ATLANTIC |
                    |             ---------------   ------------------        |         |          |  |   RISK   |
                    |                    |                                    |         |          |  | ADVISORS,|
                   100%                  |                                    |         |          |  |   L.P.   |
                    |                   100%                                  |         |          |  |(Delaware)|
                    |                    |                                    |         |          |  ------------
        -------------------      ---------------                              |        10%         |  ------------
        | FLIC PROPERTIES,|      | FORETHOUGHT |                              |         |        100% | GA RISK  |
        |       LLC       |      |  HOLDINGS,  |                              |         |          |  | ADVISORS,|
        |    (Indiana)    |      |     LLC     |                              |         |          ---|   INC.   |
        -------------------      |  (Indiana)  |                              |         |          |  |(Delaware)|
                                 ---------------                              |         |          |  ------------
                                                                              |         |          |
                                                                              |         |          |  ------------
          ---------------------------------------------------------------------         |        100% | GLOBAL   |
          |           |             |           |           |             |             |          |  | ATLANTIC |
         100%        100%          100%        100%        100%          90%            |          ---| FINANCIAL|
          |           |             |           |           |             |             |          |  | COMPANY  |
  -------------  ------------  ----------  -----------  ------------  ------------------------     |  |(Delaware)|
  |  TAPIOCA  |  |  GOTHAM  |  |  CAPE  |  |  CAPE   |  |  CAPE    |  |    GOTHAM ISSUER,    |     |  ------------
  | VIEW, LLC |  | RE, INC. |  | VERITY |  | VERITY  |  | VERITY   |  |         LLC          |     |
  |(Delaware) |  |(Vermont) |  | I,INC. |  | II,INC. |  | III,INC. |  |     (Delaware)       |     |  -------------------
  -------------  ------------  | (Iowa) |  | (Iowa)  |  | (Iowa)   |  ------------------------   100% |     GLOBAL      |
                               ----------  -----------  ------------                               |  |     ATLANTIC    |
                                                                                                   ---|    EQUIPMENT    |
                                                                                                      | MANAGEMENT, LLC |
                                                                                                      |    (Delaware)   |
                                                                                                      -------------------

-----------------
|  THE GOLDMAN  |          -------------
|  SACHS GROUP, |          | 3RD PARTY |
| INC.(Delaware)|          | INVESTORS |
-----------------          -------------
         |                       |
         |                       |
         ---22%---         --78%--
                 |         |
                 |         |
---------------------------
|      GLOBAL ATLANTIC    |
| FINANCIAL GROUP LIMITED |
|        (Bermuda)        |
---------------------------
             |
             |
-----------------------------100%---------------
                                               |
                                               |
                                          --------------------------------
                                          |  ARIEL RE (HOLDINGS) LIMITED |
                                          |           (Bermuda)          |
                                          --------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LEGAL ENTITY NAME          BUSINESS DESCRIPTION    PARENT 1                 OWNERSHIP INTEREST  PARENT 2          OWNERSHIP INTEREST
------------------------------------------------------------------------------------------------------------------------------------
Accordia Life and Annuity  Life insurance company  Commonwealth Annuity                   100%
Company                                            and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re (Holdings)        Former holding company  Global Atlantic                        100%
Limited                    of divested P&C         Financial Group Limited
                           business
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity I, Inc.        Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity II, Inc.       Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity III, Inc.      Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Life insurance company  Forethought Services,                   79%  Global Atlantic                  21%
Life Insurance Company                             LLC                                          (Fin) Co
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Re Midco      Intermediate holding    Global Atlantic                        100%
Limited                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial  Life insurance company  Commonwealth Annuity                   100%
Life Insurance Company                             and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
FLIC Properties            Title holder of         Forethought Life                       100%
                           certain real estate     Insurance Company
                           properties on behalf
                           of FLIC
------------------------------------------------------------------------------------------------------------------------------------
ForeLife Agency, Inc.      Holder of Texas         Forethought Services,                  100%
                           preneed permit          LLC
                           enabling FLIC to sell
                           preneed life insurance
                           in Texas
------------------------------------------------------------------------------------------------------------------------------------
Forethought Capital        Insurance policy        Forethought Financial                  100%
Funding, Inc               assignment business     Group, Inc
                           (for deceased
                           policyholders only)
                           assignment business
------------------------------------------------------------------------------------------------------------------------------------
Forethought Financial      Forethought Group       Global Atlantic (Fin)                  100%
Group, Inc                 holding company;        Co
                           parent company of life
                           insurance holding
                           company system
------------------------------------------------------------------------------------------------------------------------------------
Forethought Holdings, LLC  Marketing Company for   Forethought National                   100%
                           affiliates' products    Life Insurance Company
                           and services
------------------------------------------------------------------------------------------------------------------------------------
Forethought Life           Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           annuities contracts     Company
------------------------------------------------------------------------------------------------------------------------------------
Forethought National Life  Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           reinsurer of annuity    Company
                           contracts
------------------------------------------------------------------------------------------------------------------------------------
Forethought Services, LLC  Intermediate holding    Forethought Financial                  100%
                           company of life         Group, Inc
                           insurance holding
                           company system;
                           paymaster for
                           employees of FFG
                           entities
------------------------------------------------------------------------------------------------------------------------------------
GA Risk Advisors, Inc.     General partner of      Global Atlantic (Fin)                  100%
                           Global Atlantic Risk    Co
                           Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Securities              Forethought Financial                  100%
Distributors, LLC          Broker-dealer           Group, Inc
                           registered with SEC
                           and FINRA
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Service Company         Global Atlantic (Fin)                  100%
Equipment Management,                              Company
LLC
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic (Fin)      Intermediate holding    Commonwealth Re MidCo                  100%
Company                    company for L&A         Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Service company and     Global Atlantic (Fin)                  100%
Company                    common employer for     Co
                           the L&A business of
                           GAFG
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Ultimate parent and     The Goldman Sachs                       22%  Third-party                      78%
Group Limited              holding company         Group, Inc.                                  Investors
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Parent and holding      Global Atlantic                        100%
Life Limited               company for L&A         Financial Group Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Investment advisor      Forethought Financial                  100%
Investment                 registered with SEC     Group, Inc
Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Re         Reinsurance company     Commonwealth Re Midco                  100%
Limited                                            Limited
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Reinsurance             Global Atlantic (Fin)                  100%
Advisors, L.P.             intermediary            Co
------------------------------------------------------------------------------------------------------------------------------------
Gotham Issuer, LLC         "Limited Liability      Accordia Life and                       90%  Global Atlantic (Fin)            10%
                           company with limited    Annuity Company                              Company
                           purpose of issuing
                           notes related to
                           Gotham Re, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gotham Re, Inc.            Vermont special         Accordia Life and                      100%
                           purpose financial       Annuity Company
                           insurance company
------------------------------------------------------------------------------------------------------------------------------------
Tapioca View, LLC          Limited liability       Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of making note
                           payments and any
                           applicable early
                           termination fees
                           related to Cape Verity
                           I, LLC.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2017 there were 1,112 Contract Owners.

ITEM 28.  INDEMNIFICATION

     The Company may indemnify any person who is or was a director, officer, employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or other enterprise against expenses reasonably incurred by such person in connection with the defense of any action, suit or proceeding, civil or criminal, in which he is made or threatened to be made, a party by reason of being or having been in any such capacity, or arising out of his status as such, except in relation to matters as to which he is adjudged in such action, suit or proceeding, civil or criminal, to be liable for negligence or misconduct in the performance of duty to the Company; provided however, that such indemnification shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any provision of the Articles of Incorporation, By-Laws, resolution, or other authorization heretofore or hereafter adopted, after notice by a majority vote of all the voting shares then issued and outstanding.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

       (a) Global Atlantic Distributors, LLC acts as principal underwriter for the following investment companies:

            Forethought Life Insurance Company Separate Account A

       (b)  Managers and Officers of Global Atlantic Distributors, LLC

NAME                                         POSITION
------------------------------------------------------------------------------
Robert M. Arena, Jr. (1)  President, Manager
Paula G. Nelson (1)       Executive Vice President - Distribution, Manager
Eric D. Todd (2)          Manager
Margot K. Wallin (3)      Senior Vice President, Chief Compliance Officer
Jeffrey Harpel (4)        Chief Financial Officer (FINOP)
Joel Volcy (3)            Chief Operating Officer
Samuel Ramos (5)          General Counsel and Secretary
Virginia H. Johnson (3)   Assistant Secretary
Sarah M. Patterson (1)    Assistant Secretary
John J. Fowler (5)        Treasurer
Justin MacNeil (3)        Assistant Treasurer
Ronald Hensel (1)         Vice President
Dean Siegel (1)           Vice President

       (1) 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089

       (2) 10 West Market Street, Suite 2300, Indianapolis, IN 46204

       (3) 132 Turnpike Road, Suite 210, Southborough, MA 01772

       (4) 587 Grahams Woods Road, Carlisle, PA 17015

       (5) 7 World Trade Center, 250 Greenwich Street, New York, NY 10007

       (c) Commissions received by Global Atlantic Distributors, LLC with respect to all variable annuities issued by Forethought Life Insurance Company during 2016.

                              Net Underwriting
Name of Principal               Discounts and         Compensation on        Brokerage
Underwriter                      Commissions             Redemption         Commissions    Compensation
--------------------------------------------------------------------------------------------------------
Global Atlantic
Distributors, LLC          $           34,298,366*   $                0   $            0   $           0

* Global Atlantic Distributors, LLC in its role as Principal Underwriter, did not receive, and therefore did not retain any underwriting commissions for the fiscal year ended December 31, 2016 with regard to the Contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Forethought Life Insurance Company at 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Forethought Life Insurance Company hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Forethought Life Insurance Company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury and State of Connecticut on this 26th day of April 2017.

FORETHOUGHT LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A
(Registrant)

By:    John J. Fowler                          *By:   /s/ Sarah M. Patterson
       --------------------------------------         -----------------------------------
       John J. Fowler                                 Sarah M. Patterson
       Senior Vice President and Chief                Attorney-in-Fact
       Financial Officer*

FORETHOUGHT LIFE INSURANCE COMPANY
(Depositor)

By:    John J. Fowler
       --------------------------------------
       John J. Fowler
       Senior Vice President and Chief
       Financial Officer*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Allan Levine, Director (Chairman) and Chief Executive Officer
Gilles M. Dellaert, Director, Executive Vice President and Chief Investment Officer       *By:   /s/ Sarah M. Patterson
Hanben Kim Lee, Director and Executive Vice President                                            -----------------------------------
Kathleen M. Redgate, Director, Executive Vice President and Chief Administrative Officer         Sarah M. Patterson
Nicholas H. Von Moltke, Director, Executive Vice President and Chief Operating Officer           Attorney-in-Fact
Robert M. Arena, Jr., Director and President                                              Date:  April 26, 2017
Eric D. Todd, Director and Senior Vice President
John Graf, Director (Non-Executive Vice Chairman)
Richard V. Spencer, Director

                                 EXHIBIT INDEX

(9)     Opinion and Consent of Sarah M. Patterson, Senior Vice President and
        Associate General Counsel
(10)    Consent of Independent Registered Public Accounting Firm